Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000087786
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – American Century Diversified Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – American Century Diversified Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by allocations to non-benchmark sectors, including high-yield corporate bonds and non-agency mortgage-backed securities. In addition, an overweight to agency mortgage-backed securities produced a large positive contribution to relative performance.

Security selection | The Fund was neutral to underweight in investment-grade corporate bonds throughout most of the calendar year but drove strong results from security selection. An overweight to the financials sectors and selection within the banking, insurance and real estate investment trust (REIT) sectors were notable contributors. Within emerging markets, positioning within Latin American issuers was positive, with exposure to Mexico and state-owned Pemex outsized contributors to the Fund’s relative performance.

Top Performance Detractors

Interest rate positioning | The Fund’s positioning with respect to interest rates detracted. The Fund had an above-benchmark exposure with respect to duration for most of the year, though ended the year with a below benchmark exposure as the yield curve steepened. This was a small detractor from the Fund’s relative performance.

Asset-backed securities | Positioning in asset-backed securities detracted from the Fund’s relative performance. While an overweight to the sector and exposure to collateralized loan obligations were a positive, it was offset by fixed rate exposure that didn’t keep pace with the better performing corporate and mortgage sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – American Century Diversified Bond Fund Class 1 ($12,595)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,102	$10,138
02/16	$10,149	$10,210
03/16	$10,297	$10,303
04/16	$10,372	$10,343
05/16	$10,372	$10,345
06/16	$10,536	$10,531
07/16	$10,641	$10,598
08/16	$10,659	$10,586
09/16	$10,650	$10,580
10/16	$10,574	$10,499
11/16	$10,338	$10,250
12/16	$10,366	$10,265
01/17	$10,404	$10,285
02/17	$10,480	$10,354
03/17	$10,480	$10,349
04/17	$10,574	$10,428
05/17	$10,669	$10,509
06/17	$10,659	$10,498
07/17	$10,727	$10,543
08/17	$10,815	$10,638
09/17	$10,786	$10,587
10/17	$10,815	$10,593
11/17	$10,815	$10,580
12/17	$10,873	$10,628
01/18	$10,805	$10,506
02/18	$10,698	$10,406
03/18	$10,727	$10,473
04/18	$10,678	$10,395
05/18	$10,717	$10,469
06/18	$10,688	$10,456
07/18	$10,739	$10,459
08/18	$10,769	$10,526
09/18	$10,739	$10,458
10/18	$10,597	$10,376
11/18	$10,628	$10,438
12/18	$10,759	$10,630
01/19	$10,971	$10,742
02/19	$10,981	$10,736
03/19	$11,193	$10,942
04/19	$11,203	$10,945
05/19	$11,395	$11,139
06/19	$11,548	$11,279
07/19	$11,570	$11,304
08/19	$11,838	$11,597
09/19	$11,784	$11,535
10/19	$11,806	$11,570
11/19	$11,795	$11,564
12/19	$11,806	$11,556
01/20	$12,020	$11,778
02/20	$12,202	$11,990
03/20	$11,720	$11,920
04/20	$12,063	$12,132
05/20	$12,202	$12,188
06/20	$12,320	$12,265
07/20	$12,563	$12,448
08/20	$12,520	$12,348
09/20	$12,498	$12,341
10/20	$12,476	$12,286
11/20	$12,717	$12,406
12/20	$12,815	$12,424
01/21	$12,760	$12,334
02/21	$12,618	$12,156
03/21	$12,509	$12,005
04/21	$12,629	$12,099
05/21	$12,684	$12,139
06/21	$12,782	$12,224
07/21	$12,930	$12,361
08/21	$12,930	$12,337
09/21	$12,850	$12,231
10/21	$12,850	$12,227
11/21	$12,850	$12,263
12/21	$12,873	$12,232
01/22	$12,587	$11,968
02/22	$12,404	$11,835
03/22	$12,038	$11,506
04/22	$11,638	$11,069
05/22	$11,604	$11,141
06/22	$11,352	$10,966
07/22	$11,596	$11,234
08/22	$11,329	$10,917
09/22	$10,808	$10,445
10/22	$10,626	$10,310
11/22	$10,989	$10,689
12/22	$10,905	$10,641
01/23	$11,305	$10,968
02/23	$11,002	$10,684
03/23	$11,268	$10,956
04/23	$11,341	$11,022
05/23	$11,171	$10,902
06/23	$11,111	$10,863
07/23	$11,088	$10,856
08/23	$11,012	$10,786
09/23	$10,699	$10,512
10/23	$10,511	$10,346
11/23	$11,050	$10,815
12/23	$11,514	$11,229
01/24	$11,489	$11,198
02/24	$11,313	$11,040
03/24	$11,439	$11,142
04/24	$11,138	$10,860
05/24	$11,351	$11,044
06/24	$11,464	$11,149
07/24	$11,745	$11,409
08/24	$11,928	$11,573
09/24	$12,098	$11,728
10/24	$11,771	$11,437
11/24	$11,915	$11,558
12/24	$11,719	$11,369
01/25	$11,797	$11,430
02/25	$12,046	$11,681
03/25	$12,007	$11,685
04/25	$12,020	$11,731
05/25	$11,967	$11,647
06/25	$12,190	$11,826
07/25	$12,162	$11,795
08/25	$12,311	$11,936
09/25	$12,446	$12,067
10/25	$12,527	$12,142
11/25	$12,595	$12,217
12/25	$12,595	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.48	(0.35)	2.33
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,428,862,750
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 16,129,136
InvestmentCompanyPortfolioTurnover	238.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,428,862,750
Total number of portfolio holdings	591
Management services fees (represents 0.48% of Fund average net assets)	$16,129,136
Portfolio turnover for the reporting period	238%

Holdings [Text Block]

Asset Categories

Corporate Bonds & Notes	39.5%
Residential Mortgage-Backed Securities - Agency	29.6%
U.S. Treasury Obligations	11.7%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities - Non-Agency	6.8%
Foreign Government Obligations	3.2%
Money Market Funds	2.4%
Commercial Mortgage-Backed Securities - Non-Agency	2.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	3.5%
U.S. Treasury 08/31/2030 3.625%	2.7%
U.S. Treasury 11/30/2030 4.375%	2.4%
U.S. Treasury 11/30/2030 3.500%	1.8%
U.S. Treasury 02/28/2031 4.250%	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	1.5%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.3%
U.S. Treasury 10/31/2027 3.500%	1.1%
Government National Mortgage Association 04/20/2054 4.000%	1.0%
Fannie Mae Pool 04/01/2054 4.500%	0.9%

Material Fund Change [Text Block]
C000087787
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – American Century Diversified Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – American Century Diversified Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by allocations to non-benchmark sectors, including high-yield corporate bonds and non-agency mortgage-backed securities. In addition, an overweight to agency mortgage-backed securities produced a large positive contribution to relative performance.

Security selection | The Fund was neutral to underweight in investment-grade corporate bonds throughout most of the calendar year but drove strong results from security selection. An overweight to the financials sectors and selection within the banking, insurance and real estate investment trust (REIT) sectors were notable contributors. Within emerging markets, positioning within Latin American issuers was positive, with exposure to Mexico and state-owned Pemex outsized contributors to the Fund’s relative performance.

Top Performance Detractors

Interest rate positioning | The Fund’s positioning with respect to interest rates detracted. The Fund had an above-benchmark exposure with respect to duration for most of the year, though ended the year with a below benchmark exposure as the yield curve steepened. This was a small detractor from the Fund’s relative performance.

Asset-backed securities | Positioning in asset-backed securities detracted from the Fund’s relative performance. While an overweight to the sector and exposure to collateralized loan obligations were a positive, it was offset by fixed rate exposure that didn’t keep pace with the better performing corporate and mortgage sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – American Century Diversified Bond Fund Class 2 ($12,291)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,103	$10,138
02/16	$10,149	$10,210
03/16	$10,299	$10,303
04/16	$10,364	$10,343
05/16	$10,364	$10,345
06/16	$10,522	$10,531
07/16	$10,626	$10,598
08/16	$10,645	$10,586
09/16	$10,626	$10,580
10/16	$10,560	$10,499
11/16	$10,314	$10,250
12/16	$10,342	$10,265
01/17	$10,370	$10,285
02/17	$10,456	$10,354
03/17	$10,446	$10,349
04/17	$10,541	$10,428
05/17	$10,626	$10,509
06/17	$10,618	$10,498
07/17	$10,677	$10,543
08/17	$10,764	$10,638
09/17	$10,745	$10,587
10/17	$10,764	$10,593
11/17	$10,764	$10,580
12/17	$10,823	$10,628
01/18	$10,745	$10,506
02/18	$10,638	$10,406
03/18	$10,677	$10,473
04/18	$10,618	$10,395
05/18	$10,648	$10,469
06/18	$10,621	$10,456
07/18	$10,671	$10,459
08/18	$10,701	$10,526
09/18	$10,661	$10,458
10/18	$10,530	$10,376
11/18	$10,550	$10,438
12/18	$10,681	$10,630
01/19	$10,893	$10,742
02/19	$10,893	$10,736
03/19	$11,104	$10,942
04/19	$11,114	$10,945
05/19	$11,295	$11,139
06/19	$11,440	$11,279
07/19	$11,461	$11,304
08/19	$11,738	$11,597
09/19	$11,675	$11,535
10/19	$11,696	$11,570
11/19	$11,675	$11,564
12/19	$11,685	$11,556
01/20	$11,898	$11,778
02/20	$12,080	$11,990
03/20	$11,589	$11,920
04/20	$11,930	$12,132
05/20	$12,080	$12,188
06/20	$12,176	$12,265
07/20	$12,420	$12,448
08/20	$12,377	$12,348
09/20	$12,355	$12,341
10/20	$12,333	$12,286
11/20	$12,561	$12,406
12/20	$12,648	$12,424
01/21	$12,594	$12,334
02/21	$12,453	$12,156
03/21	$12,344	$12,005
04/21	$12,464	$12,099
05/21	$12,518	$12,139
06/21	$12,615	$12,224
07/21	$12,753	$12,361
08/21	$12,753	$12,337
09/21	$12,673	$12,231
10/21	$12,662	$12,227
11/21	$12,662	$12,263
12/21	$12,685	$12,232
01/22	$12,402	$11,968
02/22	$12,210	$11,835
03/22	$11,859	$11,506
04/22	$11,451	$11,069
05/22	$11,417	$11,141
06/22	$11,168	$10,966
07/22	$11,411	$11,234
08/22	$11,136	$10,917
09/22	$10,633	$10,445
10/22	$10,453	$10,310
11/22	$10,801	$10,689
12/22	$10,717	$10,641
01/23	$11,112	$10,968
02/23	$10,813	$10,684
03/23	$11,064	$10,956
04/23	$11,136	$11,022
05/23	$10,968	$10,902
06/23	$10,896	$10,863
07/23	$10,880	$10,856
08/23	$10,806	$10,786
09/23	$10,497	$10,512
10/23	$10,300	$10,346
11/23	$10,831	$10,815
12/23	$11,288	$11,229
01/24	$11,263	$11,198
02/24	$11,090	$11,040
03/24	$11,201	$11,142
04/24	$10,905	$10,860
05/24	$11,115	$11,044
06/24	$11,226	$11,149
07/24	$11,499	$11,409
08/24	$11,666	$11,573
09/24	$11,833	$11,728
10/24	$11,512	$11,437
11/24	$11,653	$11,558
12/24	$11,460	$11,369
01/25	$11,538	$11,430
02/25	$11,769	$11,681
03/25	$11,731	$11,685
04/25	$11,743	$11,731
05/25	$11,692	$11,647
06/25	$11,898	$11,826
07/25	$11,866	$11,795
08/25	$12,012	$11,936
09/25	$12,145	$12,067
10/25	$12,224	$12,142
11/25	$12,291	$12,217
12/25	$12,291	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	7.24	(0.57)	2.08
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,428,862,750
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 16,129,136
InvestmentCompanyPortfolioTurnover	238.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,428,862,750
Total number of portfolio holdings	591
Management services fees (represents 0.48% of Fund average net assets)	$16,129,136
Portfolio turnover for the reporting period	238%

Holdings [Text Block]

Asset Categories

Corporate Bonds & Notes	39.5%
Residential Mortgage-Backed Securities - Agency	29.6%
U.S. Treasury Obligations	11.7%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities - Non-Agency	6.8%
Foreign Government Obligations	3.2%
Money Market Funds	2.4%
Commercial Mortgage-Backed Securities - Non-Agency	2.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	3.5%
U.S. Treasury 08/31/2030 3.625%	2.7%
U.S. Treasury 11/30/2030 4.375%	2.4%
U.S. Treasury 11/30/2030 3.500%	1.8%
U.S. Treasury 02/28/2031 4.250%	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	1.5%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.3%
U.S. Treasury 10/31/2027 3.500%	1.1%
Government National Mortgage Association 04/20/2054 4.000%	1.0%
Fannie Mae Pool 04/01/2054 4.500%	0.9%

Material Fund Change [Text Block]
C000088755
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Protected Securities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund’s non-benchmark allocation to agency mortgage-backed securities contributed positively to relative performance, as spreads gradually tightened amid improving market sentiment, easing U.S. trade tensions, and interest rate cuts. Allocations to credit strategies and rental inflation-linked securities also added to performance, supported by attractive carry and solid credit fundamentals that led to tighter spread levels over the year. The Fund’s exposure to emerging markets, particularly emerging market spreads, further contributed to performance. Improving fundamentals, declining U.S. Treasury yields, a stronger emerging market currency environment, and tighter spreads supported returns, allowing the Fund’s long positions to benefit from positive carry.

Top Performance Detractors

Interest rate positioning | The Fund’s tactical positioning in U.S. interest rates detracted from performance over the trailing one-year period. Elevated interest rate volatility made it difficult to consistently position for the direction of rates, resulting in a relatively modest overall duration stance. While curve-steepening positions contributed earlier in the year, the timing and size of these positions ultimately detracted as yield curve moves reversed later in the period.

Inflation positioning | Positioning in U.S. inflation breakevens also detracted from Fund performance, as inflation expectations declined over the year, contrary to the Team’s outlook. In addition, exposure to Japanese rates modestly detracted, as the Japanese yield curve steepened amid evolving monetary policy conditions, which differed from the Fund’s flattening view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 1 ($12,168)	Bloomberg Global Aggregate Index ($11,338)	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
12/15	$10,000	$10,000	$10,000
01/16	$10,158	$10,087	$10,220
02/16	$10,178	$10,311	$10,257
03/16	$10,316	$10,590	$10,412
04/16	$10,237	$10,731	$10,361
05/16	$10,316	$10,587	$10,412
06/16	$10,730	$10,896	$10,844
07/16	$10,848	$10,978	$10,968
08/16	$11,144	$10,925	$11,239
09/16	$11,144	$10,985	$11,253
10/16	$11,045	$10,680	$11,178
11/16	$10,750	$10,256	$10,872
12/16	$10,868	$10,209	$11,022
01/17	$10,868	$10,324	$11,030
02/17	$10,927	$10,372	$11,107
03/17	$10,947	$10,388	$11,100
04/17	$11,065	$10,506	$11,250
05/17	$11,045	$10,668	$11,209
06/17	$10,851	$10,659	$11,053
07/17	$10,851	$10,838	$11,046
08/17	$11,055	$10,945	$11,286
09/17	$10,892	$10,847	$11,108
10/17	$10,974	$10,806	$11,199
11/17	$11,055	$10,926	$11,266
12/17	$11,157	$10,964	$11,387
01/18	$11,035	$11,094	$11,234
02/18	$11,035	$10,996	$11,211
03/18	$11,198	$11,113	$11,394
04/18	$11,137	$10,935	$11,314
05/18	$11,178	$10,852	$11,388
06/18	$11,224	$10,804	$11,433
07/18	$11,224	$10,786	$11,419
08/18	$11,203	$10,797	$11,426
09/18	$11,121	$10,704	$11,337
10/18	$11,100	$10,584	$11,345
11/18	$10,998	$10,617	$11,268
12/18	$11,121	$10,832	$11,399
01/19	$11,265	$10,997	$11,525
02/19	$11,224	$10,934	$11,488
03/19	$11,572	$11,070	$11,846
04/19	$11,552	$11,038	$11,838
05/19	$11,778	$11,187	$12,103
06/19	$11,851	$11,435	$12,191
07/19	$12,084	$11,403	$12,420
08/19	$12,381	$11,635	$12,779
09/19	$12,275	$11,517	$12,677
10/19	$12,084	$11,594	$12,469
11/19	$12,042	$11,506	$12,408
12/19	$12,000	$11,573	$12,354
01/20	$12,318	$11,721	$12,706
02/20	$12,402	$11,799	$12,846
03/20	$11,915	$11,535	$12,417
04/20	$12,318	$11,761	$12,803
05/20	$12,530	$11,813	$13,015
06/20	$12,678	$11,918	$13,160
07/20	$12,907	$12,298	$13,406
08/20	$12,820	$12,279	$13,281
09/20	$12,864	$12,235	$13,329
10/20	$12,864	$12,247	$13,336
11/20	$12,994	$12,470	$13,456
12/20	$13,124	$12,637	$13,566
01/21	$13,016	$12,526	$13,468
02/21	$12,646	$12,310	$13,101
03/21	$12,755	$12,073	$13,211
04/21	$12,842	$12,226	$13,321
05/21	$13,037	$12,341	$13,543
06/21	$13,103	$12,232	$13,589
07/21	$13,566	$12,395	$14,103
08/21	$13,566	$12,343	$14,100
09/21	$13,365	$12,124	$13,880
10/21	$13,588	$12,094	$14,141
11/21	$13,923	$12,059	$14,513
12/21	$13,722	$12,042	$14,311
01/22	$13,454	$11,795	$14,018
02/22	$13,499	$11,655	$14,059
03/22	$13,298	$11,300	$13,874
04/22	$12,851	$10,681	$13,462
05/22	$12,448	$10,710	$12,990
06/22	$12,024	$10,367	$12,549
07/22	$12,584	$10,587	$13,169
08/22	$12,083	$10,169	$12,637
09/22	$11,271	$9,647	$11,844
10/22	$11,343	$9,580	$11,878
11/22	$11,653	$10,031	$12,200
12/22	$11,319	$10,086	$11,878
01/23	$11,605	$10,417	$12,143
02/23	$11,390	$10,070	$11,921
03/23	$11,796	$10,389	$12,323
04/23	$11,677	$10,435	$12,227
05/23	$11,486	$10,231	$12,022
06/23	$11,534	$10,230	$12,082
07/23	$11,521	$10,301	$12,091
08/23	$11,416	$10,160	$11,995
09/23	$11,128	$9,863	$11,706
10/23	$11,050	$9,745	$11,625
11/23	$11,390	$10,237	$11,979
12/23	$11,783	$10,662	$12,415
01/24	$11,652	$10,515	$12,274
02/24	$11,599	$10,383	$12,203
03/24	$11,730	$10,440	$12,360
04/24	$11,521	$10,176	$12,122
05/24	$11,626	$10,310	$12,280
06/24	$11,678	$10,325	$12,323
07/24	$11,915	$10,610	$12,561
08/24	$11,942	$10,861	$12,605
09/24	$12,048	$11,046	$12,736
10/24	$11,861	$10,675	$12,540
11/24	$11,942	$10,712	$12,636
12/24	$11,674	$10,482	$12,380
01/25	$11,808	$10,542	$12,516
02/25	$11,942	$10,692	$12,665
03/25	$11,888	$10,758	$12,611
04/25	$11,915	$11,074	$12,652
05/25	$11,861	$11,035	$12,578
06/25	$11,995	$11,244	$12,737
07/25	$11,974	$11,077	$12,733
08/25	$12,001	$11,238	$12,747
09/25	$12,084	$11,311	$12,847
10/25	$12,223	$11,282	$13,008
11/25	$12,195	$11,309	$12,997
12/25	$12,168	$11,338	$12,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	4.23	(1.50)	1.98
Bloomberg Global Aggregate Index	8.17	(2.15)	1.26
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	4.67	(0.91)	2.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 65,304,391
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 354,192
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$65,304,391
Total number of portfolio holdings	347
Management services fees (represents 0.51% of Fund average net assets)	$354,192
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Derivative Exposure

Long
Foreign Exchange Risk	98.7%
Interest Rate Risk	90.4%
Short
Foreign Exchange Risk	49.6%
Interest Rate Risk	71.8%

Geographic Allocation

United States	53.3%
United Kingdom	20.1%
France	9.4%
Italy	6.6%
Spain	3.1%
Japan	2.2%
Germany	1.9%
Canada	1.3%
Australia	1.0%
Mexico	0.6%
Other	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000088756
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Protected Securities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund’s non-benchmark allocation to agency mortgage-backed securities contributed positively to relative performance, as spreads gradually tightened amid improving market sentiment, easing U.S. trade tensions, and interest rate cuts. Allocations to credit strategies and rental inflation-linked securities also added to performance, supported by attractive carry and solid credit fundamentals that led to tighter spread levels over the year. The Fund’s exposure to emerging markets, particularly emerging market spreads, further contributed to performance. Improving fundamentals, declining U.S. Treasury yields, a stronger emerging market currency environment, and tighter spreads supported returns, allowing the Fund’s long positions to benefit from positive carry.

Top Performance Detractors

Interest rate positioning | The Fund’s tactical positioning in U.S. interest rates detracted from performance over the trailing one-year period. Elevated interest rate volatility made it difficult to consistently position for the direction of rates, resulting in a relatively modest overall duration stance. While curve-steepening positions contributed earlier in the year, the timing and size of these positions ultimately detracted as yield curve moves reversed later in the period.

Inflation positioning | Positioning in U.S. inflation breakevens also detracted from Fund performance, as inflation expectations declined over the year, contrary to the Team’s outlook. In addition, exposure to Japanese rates modestly detracted, as the Japanese yield curve steepened amid evolving monetary policy conditions, which differed from the Fund’s flattening view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 2 ($11,852)	Bloomberg Global Aggregate Index ($11,338)	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
12/15	$10,000	$10,000	$10,000
01/16	$10,140	$10,087	$10,220
02/16	$10,160	$10,311	$10,257
03/16	$10,301	$10,590	$10,412
04/16	$10,220	$10,731	$10,361
05/16	$10,301	$10,587	$10,412
06/16	$10,701	$10,896	$10,844
07/16	$10,822	$10,978	$10,968
08/16	$11,122	$10,925	$11,239
09/16	$11,122	$10,985	$11,253
10/16	$11,022	$10,680	$11,178
11/16	$10,721	$10,256	$10,872
12/16	$10,842	$10,209	$11,022
01/17	$10,822	$10,324	$11,030
02/17	$10,902	$10,372	$11,107
03/17	$10,902	$10,388	$11,100
04/17	$11,022	$10,506	$11,250
05/17	$11,002	$10,668	$11,209
06/17	$10,819	$10,659	$11,053
07/17	$10,798	$10,838	$11,046
08/17	$11,005	$10,945	$11,286
09/17	$10,839	$10,847	$11,108
10/17	$10,922	$10,806	$11,199
11/17	$10,984	$10,926	$11,266
12/17	$11,108	$10,964	$11,387
01/18	$10,964	$11,094	$11,234
02/18	$10,964	$10,996	$11,211
03/18	$11,129	$11,113	$11,394
04/18	$11,067	$10,935	$11,314
05/18	$11,108	$10,852	$11,388
06/18	$11,134	$10,804	$11,433
07/18	$11,134	$10,786	$11,419
08/18	$11,134	$10,797	$11,426
09/18	$11,051	$10,704	$11,337
10/18	$11,009	$10,584	$11,345
11/18	$10,926	$10,617	$11,268
12/18	$11,030	$10,832	$11,399
01/19	$11,176	$10,997	$11,525
02/19	$11,134	$10,934	$11,488
03/19	$11,467	$11,070	$11,846
04/19	$11,446	$11,038	$11,838
05/19	$11,675	$11,187	$12,103
06/19	$11,743	$11,435	$12,191
07/19	$11,957	$11,403	$12,420
08/19	$12,258	$11,635	$12,779
09/19	$12,151	$11,517	$12,677
10/19	$11,979	$11,594	$12,469
11/19	$11,914	$11,506	$12,408
12/19	$11,871	$11,573	$12,354
01/20	$12,193	$11,721	$12,706
02/20	$12,279	$11,799	$12,846
03/20	$11,786	$11,535	$12,417
04/20	$12,172	$11,761	$12,803
05/20	$12,387	$11,813	$13,015
06/20	$12,515	$11,918	$13,160
07/20	$12,761	$12,298	$13,406
08/20	$12,673	$12,279	$13,281
09/20	$12,695	$12,235	$13,329
10/20	$12,695	$12,247	$13,336
11/20	$12,827	$12,470	$13,456
12/20	$12,936	$12,637	$13,566
01/21	$12,849	$12,526	$13,468
02/21	$12,475	$12,310	$13,101
03/21	$12,563	$12,073	$13,211
04/21	$12,673	$12,226	$13,321
05/21	$12,871	$12,341	$13,543
06/21	$12,914	$12,232	$13,589
07/21	$13,351	$12,395	$14,103
08/21	$13,374	$12,343	$14,100
09/21	$13,148	$12,124	$13,880
10/21	$13,374	$12,094	$14,141
11/21	$13,712	$12,059	$14,513
12/21	$13,509	$12,042	$14,311
01/22	$13,239	$11,795	$14,018
02/22	$13,284	$11,655	$14,059
03/22	$13,081	$11,300	$13,874
04/22	$12,652	$10,681	$13,462
05/22	$12,224	$10,710	$12,990
06/22	$11,818	$10,367	$12,549
07/22	$12,371	$10,587	$13,169
08/22	$11,890	$10,169	$12,637
09/22	$11,071	$9,647	$11,844
10/22	$11,144	$9,580	$11,878
11/22	$11,456	$10,031	$12,200
12/22	$11,119	$10,086	$11,878
01/23	$11,384	$10,417	$12,143
02/23	$11,192	$10,070	$11,921
03/23	$11,577	$10,389	$12,323
04/23	$11,456	$10,435	$12,227
05/23	$11,264	$10,231	$12,022
06/23	$11,312	$10,230	$12,082
07/23	$11,315	$10,301	$12,091
08/23	$11,210	$10,160	$11,995
09/23	$10,893	$9,863	$11,706
10/23	$10,840	$9,745	$11,625
11/23	$11,157	$10,237	$11,979
12/23	$11,552	$10,662	$12,415
01/24	$11,421	$10,515	$12,274
02/24	$11,341	$10,383	$12,203
03/24	$11,473	$10,440	$12,360
04/24	$11,262	$10,176	$12,122
05/24	$11,394	$10,310	$12,280
06/24	$11,421	$10,325	$12,323
07/24	$11,655	$10,610	$12,561
08/24	$11,655	$10,861	$12,605
09/24	$11,790	$11,046	$12,736
10/24	$11,602	$10,675	$12,540
11/24	$11,682	$10,712	$12,636
12/24	$11,414	$10,482	$12,380
01/25	$11,521	$10,542	$12,516
02/25	$11,655	$10,692	$12,665
03/25	$11,602	$10,758	$12,611
04/25	$11,628	$11,074	$12,652
05/25	$11,575	$11,035	$12,578
06/25	$11,709	$11,244	$12,737
07/25	$11,685	$11,077	$12,733
08/25	$11,713	$11,238	$12,747
09/25	$11,768	$11,311	$12,847
10/25	$11,907	$11,282	$13,008
11/25	$11,907	$11,309	$12,997
12/25	$11,852	$11,338	$12,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	3.84	(1.74)	1.71
Bloomberg Global Aggregate Index	8.17	(2.15)	1.26
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	4.67	(0.91)	2.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 65,304,391
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 354,192
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$65,304,391
Total number of portfolio holdings	347
Management services fees (represents 0.51% of Fund average net assets)	$354,192
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Derivative Exposure

Long
Foreign Exchange Risk	98.7%
Interest Rate Risk	90.4%
Short
Foreign Exchange Risk	49.6%
Interest Rate Risk	71.8%

Geographic Allocation

United States	53.3%
United Kingdom	20.1%
France	9.4%
Italy	6.6%
Spain	3.1%
Japan	2.2%
Germany	1.9%
Canada	1.3%
Australia	1.0%
Mexico	0.6%
Other	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000055676
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Protected Securities Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund’s non-benchmark allocation to agency mortgage-backed securities contributed positively to relative performance, as spreads gradually tightened amid improving market sentiment, easing U.S. trade tensions, and interest rate cuts. Allocations to credit strategies and rental inflation-linked securities also added to performance, supported by attractive carry and solid credit fundamentals that led to tighter spread levels over the year. The Fund’s exposure to emerging markets, particularly emerging market spreads, further contributed to performance. Improving fundamentals, declining U.S. Treasury yields, a stronger emerging market currency environment, and tighter spreads supported returns, allowing the Fund’s long positions to benefit from positive carry.

Top Performance Detractors

Interest rate positioning | The Fund’s tactical positioning in U.S. interest rates detracted from performance over the trailing one-year period. Elevated interest rate volatility made it difficult to consistently position for the direction of rates, resulting in a relatively modest overall duration stance. While curve-steepening positions contributed earlier in the year, the timing and size of these positions ultimately detracted as yield curve moves reversed later in the period.

Inflation positioning | Positioning in U.S. inflation breakevens also detracted from Fund performance, as inflation expectations declined over the year, contrary to the Team’s outlook. In addition, exposure to Japanese rates modestly detracted, as the Japanese yield curve steepened amid evolving monetary policy conditions, which differed from the Fund’s flattening view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – BlackRock Global Inflation-Protected Securities Fund Class 3 ($11,980)	Bloomberg Global Aggregate Index ($11,338)	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
12/15	$10,000	$10,000	$10,000
01/16	$10,158	$10,087	$10,220
02/16	$10,158	$10,311	$10,257
03/16	$10,296	$10,590	$10,412
04/16	$10,237	$10,731	$10,361
05/16	$10,296	$10,587	$10,412
06/16	$10,711	$10,896	$10,844
07/16	$10,830	$10,978	$10,968
08/16	$11,126	$10,925	$11,239
09/16	$11,126	$10,985	$11,253
10/16	$11,028	$10,680	$11,178
11/16	$10,731	$10,256	$10,872
12/16	$10,850	$10,209	$11,022
01/17	$10,830	$10,324	$11,030
02/17	$10,909	$10,372	$11,107
03/17	$10,909	$10,388	$11,100
04/17	$11,047	$10,506	$11,250
05/17	$11,008	$10,668	$11,209
06/17	$10,820	$10,659	$11,053
07/17	$10,820	$10,838	$11,046
08/17	$11,024	$10,945	$11,286
09/17	$10,860	$10,847	$11,108
10/17	$10,942	$10,806	$11,199
11/17	$11,024	$10,926	$11,266
12/17	$11,126	$10,964	$11,387
01/18	$11,003	$11,094	$11,234
02/18	$10,983	$10,996	$11,211
03/18	$11,167	$11,113	$11,394
04/18	$11,085	$10,935	$11,314
05/18	$11,126	$10,852	$11,388
06/18	$11,172	$10,804	$11,433
07/18	$11,172	$10,786	$11,419
08/18	$11,172	$10,797	$11,426
09/18	$11,069	$10,704	$11,337
10/18	$11,048	$10,584	$11,345
11/18	$10,946	$10,617	$11,268
12/18	$11,069	$10,832	$11,399
01/19	$11,213	$10,997	$11,525
02/19	$11,172	$10,934	$11,488
03/19	$11,500	$11,070	$11,846
04/19	$11,500	$11,038	$11,838
05/19	$11,726	$11,187	$12,103
06/19	$11,785	$11,435	$12,191
07/19	$12,019	$11,403	$12,420
08/19	$12,315	$11,635	$12,779
09/19	$12,209	$11,517	$12,677
10/19	$12,019	$11,594	$12,469
11/19	$11,976	$11,506	$12,408
12/19	$11,934	$11,573	$12,354
01/20	$12,252	$11,721	$12,706
02/20	$12,337	$11,799	$12,846
03/20	$11,849	$11,535	$12,417
04/20	$12,231	$11,761	$12,803
05/20	$12,443	$11,813	$13,015
06/20	$12,591	$11,918	$13,160
07/20	$12,826	$12,298	$13,406
08/20	$12,739	$12,279	$13,281
09/20	$12,783	$12,235	$13,329
10/20	$12,783	$12,247	$13,336
11/20	$12,913	$12,470	$13,456
12/20	$13,021	$12,637	$13,566
01/21	$12,913	$12,526	$13,468
02/21	$12,544	$12,310	$13,101
03/21	$12,653	$12,073	$13,211
04/21	$12,739	$12,226	$13,321
05/21	$12,956	$12,341	$13,543
06/21	$13,000	$12,232	$13,589
07/21	$13,448	$12,395	$14,103
08/21	$13,448	$12,343	$14,100
09/21	$13,248	$12,124	$13,880
10/21	$13,471	$12,094	$14,141
11/21	$13,805	$12,059	$14,513
12/21	$13,605	$12,042	$14,311
01/22	$13,337	$11,795	$14,018
02/22	$13,382	$11,655	$14,059
03/22	$13,181	$11,300	$13,874
04/22	$12,757	$10,681	$13,462
05/22	$12,333	$10,710	$12,990
06/22	$11,910	$10,367	$12,549
07/22	$12,474	$10,587	$13,169
08/22	$11,974	$10,169	$12,637
09/22	$11,165	$9,647	$11,844
10/22	$11,236	$9,580	$11,878
11/22	$11,546	$10,031	$12,200
12/22	$11,212	$10,086	$11,878
01/23	$11,498	$10,417	$12,143
02/23	$11,284	$10,070	$11,921
03/23	$11,665	$10,389	$12,323
04/23	$11,546	$10,435	$12,227
05/23	$11,355	$10,231	$12,022
06/23	$11,403	$10,230	$12,082
07/23	$11,421	$10,301	$12,091
08/23	$11,317	$10,160	$11,995
09/23	$11,004	$9,863	$11,706
10/23	$10,926	$9,745	$11,625
11/23	$11,265	$10,237	$11,979
12/23	$11,656	$10,662	$12,415
01/24	$11,525	$10,515	$12,274
02/24	$11,473	$10,383	$12,203
03/24	$11,604	$10,440	$12,360
04/24	$11,369	$10,176	$12,122
05/24	$11,499	$10,310	$12,280
06/24	$11,551	$10,325	$12,323
07/24	$11,772	$10,610	$12,561
08/24	$11,798	$10,861	$12,605
09/24	$11,905	$11,046	$12,736
10/24	$11,719	$10,675	$12,540
11/24	$11,798	$10,712	$12,636
12/24	$11,533	$10,482	$12,380
01/25	$11,665	$10,542	$12,516
02/25	$11,772	$10,692	$12,665
03/25	$11,745	$10,758	$12,611
04/25	$11,772	$11,074	$12,652
05/25	$11,692	$11,035	$12,578
06/25	$11,851	$11,244	$12,737
07/25	$11,815	$11,077	$12,733
08/25	$11,843	$11,238	$12,747
09/25	$11,925	$11,311	$12,847
10/25	$12,063	$11,282	$13,008
11/25	$12,035	$11,309	$12,997
12/25	$11,980	$11,338	$12,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	3.88	(1.65)	1.82
Bloomberg Global Aggregate Index	8.17	(2.15)	1.26
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	4.67	(0.91)	2.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 65,304,391
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 354,192
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$65,304,391
Total number of portfolio holdings	347
Management services fees (represents 0.51% of Fund average net assets)	$354,192
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Derivative Exposure

Long
Foreign Exchange Risk	98.7%
Interest Rate Risk	90.4%
Short
Foreign Exchange Risk	49.6%
Interest Rate Risk	71.8%

Geographic Allocation

United States	53.3%
United Kingdom	20.1%
France	9.4%
Italy	6.6%
Spain	3.1%
Japan	2.2%
Germany	1.9%
Canada	1.3%
Australia	1.0%
Mexico	0.6%
Other	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On November 10, 2025, the Fund supplemented its prospectus to change the Fund's name to CTIVP® - BlackRock Global Inflation-Linked Securities Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087814
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – TCW Core Plus Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to the securitized sectors. Overweight exposure to securitized credit including non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities outpaced similar duration Treasuries. In addition, the long-standing overweight to agency mortgage-backed securities was a large contributor as the sector outpaced both Treasuries and corporate bonds on a duration-adjusted basis.

Interest rate positioning | The Fund’s positioning with respect to interest rates was a large positive contributor to relative performance. The Fund’s above-benchmark exposure with respect to duration was a positive contributor on its own. In addition, the yield curve steepened throughout the year and an overweight to the front end of the yield curve benefitted as the Federal Reserve lowered interest rates. An underweight to longer maturity bonds was also additive.

Top Performance Detractors

Investment-grade corporates | The Fund’s underweight exposure with respect to investment-grade corporate bonds detracted from the Fund’s relative performance as corporate bonds continued to perform well despite historically low corporate spreads throughout much of the year.

High-yield corporates | The Fund’s positioning in the high-yield sector, a combination of high-yield bonds and floating-rate bank loans, was a small detractor from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – TCW Core Plus Bond Fund Class 1 ($12,243)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,115	$10,138
02/16	$10,163	$10,210
03/16	$10,240	$10,303
04/16	$10,288	$10,343
05/16	$10,288	$10,345
06/16	$10,446	$10,531
07/16	$10,515	$10,598
08/16	$10,515	$10,586
09/16	$10,524	$10,580
10/16	$10,446	$10,499
11/16	$10,231	$10,250
12/16	$10,241	$10,265
01/17	$10,261	$10,285
02/17	$10,329	$10,354
03/17	$10,319	$10,349
04/17	$10,397	$10,428
05/17	$10,476	$10,509
06/17	$10,460	$10,498
07/17	$10,500	$10,543
08/17	$10,599	$10,638
09/17	$10,549	$10,587
10/17	$10,549	$10,593
11/17	$10,539	$10,580
12/17	$10,589	$10,628
01/18	$10,470	$10,506
02/18	$10,380	$10,406
03/18	$10,450	$10,473
04/18	$10,380	$10,395
05/18	$10,460	$10,469
06/18	$10,442	$10,456
07/18	$10,442	$10,459
08/18	$10,514	$10,526
09/18	$10,442	$10,458
10/18	$10,361	$10,376
11/18	$10,422	$10,438
12/18	$10,595	$10,630
01/19	$10,728	$10,742
02/19	$10,728	$10,736
03/19	$10,932	$10,942
04/19	$10,932	$10,945
05/19	$11,136	$11,139
06/19	$11,267	$11,279
07/19	$11,298	$11,304
08/19	$11,581	$11,597
09/19	$11,529	$11,535
10/19	$11,560	$11,570
11/19	$11,550	$11,564
12/19	$11,550	$11,556
01/20	$11,781	$11,778
02/20	$11,969	$11,990
03/20	$11,791	$11,920
04/20	$12,053	$12,132
05/20	$12,148	$12,188
06/20	$12,263	$12,265
07/20	$12,477	$12,448
08/20	$12,412	$12,348
09/20	$12,401	$12,341
10/20	$12,368	$12,286
11/20	$12,532	$12,406
12/20	$12,575	$12,424
01/21	$12,510	$12,334
02/21	$12,335	$12,156
03/21	$12,204	$12,005
04/21	$12,313	$12,099
05/21	$12,346	$12,139
06/21	$12,433	$12,224
07/21	$12,559	$12,361
08/21	$12,536	$12,337
09/21	$12,443	$12,231
10/21	$12,432	$12,227
11/21	$12,466	$12,263
12/21	$12,432	$12,232
01/22	$12,177	$11,968
02/22	$12,038	$11,835
03/22	$11,702	$11,506
04/22	$11,251	$11,069
05/22	$11,286	$11,141
06/22	$11,054	$10,966
07/22	$11,371	$11,234
08/22	$11,043	$10,917
09/22	$10,492	$10,445
10/22	$10,328	$10,310
11/22	$10,727	$10,689
12/22	$10,668	$10,641
01/23	$11,066	$10,968
02/23	$10,750	$10,684
03/23	$11,054	$10,956
04/23	$11,113	$11,022
05/23	$10,973	$10,902
06/23	$10,926	$10,863
07/23	$10,927	$10,856
08/23	$10,843	$10,786
09/23	$10,519	$10,512
10/23	$10,302	$10,346
11/23	$10,831	$10,815
12/23	$11,299	$11,229
01/24	$11,275	$11,198
02/24	$11,095	$11,040
03/24	$11,179	$11,142
04/24	$10,855	$10,860
05/24	$11,059	$11,044
06/24	$11,191	$11,149
07/24	$11,472	$11,409
08/24	$11,660	$11,573
09/24	$11,823	$11,728
10/24	$11,472	$11,437
11/24	$11,597	$11,558
12/24	$11,384	$11,369
01/25	$11,447	$11,430
02/25	$11,722	$11,681
03/25	$11,710	$11,685
04/25	$11,772	$11,731
05/25	$11,672	$11,647
06/25	$11,873	$11,826
07/25	$11,822	$11,795
08/25	$11,980	$11,936
09/25	$12,112	$12,067
10/25	$12,191	$12,142
11/25	$12,269	$12,217
12/25	$12,243	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.54	(0.53)	2.04
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,920,190,097
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 13,892,569
InvestmentCompanyPortfolioTurnover	396.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,920,190,097
Total number of portfolio holdings	735
Management services fees (represents 0.48% of Fund average net assets)	$13,892,569
Portfolio turnover for the reporting period	396%

Holdings [Text Block]

Asset Categories

Residential Mortgage-Backed Securities - Agency	34.4%
U.S. Treasury Obligations	27.5%
Corporate Bonds & Notes	15.0%
Money Market Funds	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.6%
Asset-Backed Securities - Non-Agency	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Senior Loans	1.5%
Foreign Government Obligations	1.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

U.S. Treasury 12/31/2030 3.625%	6.9%
U.S. Treasury 11/15/2055 4.625%	5.8%
U.S. Treasury 12/31/2027 3.375%	5.1%
U.S. Treasury 11/15/2035 4.000%	3.0%
U.S. Treasury 12/31/2032 3.875%	2.8%
U.S. Treasury 11/15/2045 4.625%	2.7%
Federal National Mortgage Association 04/01/2052 2.500%	1.7%
Government National Mortgage Association TBA 01/22/2056 5.000%	1.3%
Government National Mortgage Association TBA 01/22/2056 2.500%	1.3%
U.S. Treasury 11/30/2030 3.500%	1.2%

Material Fund Change [Text Block]
C000087815
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – TCW Core Plus Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to the securitized sectors. Overweight exposure to securitized credit including non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities outpaced similar duration Treasuries. In addition, the long-standing overweight to agency mortgage-backed securities was a large contributor as the sector outpaced both Treasuries and corporate bonds on a duration-adjusted basis.

Interest rate positioning | The Fund’s positioning with respect to interest rates was a large positive contributor to relative performance. The Fund’s above-benchmark exposure with respect to duration was a positive contributor on its own. In addition, the yield curve steepened throughout the year and an overweight to the front end of the yield curve benefitted as the Federal Reserve lowered interest rates. An underweight to longer maturity bonds was also additive.

Top Performance Detractors

Investment-grade corporates | The Fund’s underweight exposure with respect to investment-grade corporate bonds detracted from the Fund’s relative performance as corporate bonds continued to perform well despite historically low corporate spreads throughout much of the year.

High-yield corporates | The Fund’s positioning in the high-yield sector, a combination of high-yield bonds and floating-rate bank loans, was a small detractor from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – TCW Core Plus Bond Fund Class 2 ($11,947)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,116	$10,138
02/16	$10,164	$10,210
03/16	$10,241	$10,303
04/16	$10,280	$10,343
05/16	$10,280	$10,345
06/16	$10,432	$10,531
07/16	$10,511	$10,598
08/16	$10,501	$10,586
09/16	$10,511	$10,580
10/16	$10,432	$10,499
11/16	$10,217	$10,250
12/16	$10,217	$10,265
01/17	$10,237	$10,285
02/17	$10,305	$10,354
03/17	$10,295	$10,349
04/17	$10,364	$10,428
05/17	$10,442	$10,509
06/17	$10,419	$10,498
07/17	$10,459	$10,543
08/17	$10,559	$10,638
09/17	$10,509	$10,587
10/17	$10,499	$10,593
11/17	$10,499	$10,580
12/17	$10,539	$10,628
01/18	$10,419	$10,506
02/18	$10,330	$10,406
03/18	$10,390	$10,473
04/18	$10,320	$10,395
05/18	$10,400	$10,469
06/18	$10,386	$10,456
07/18	$10,386	$10,459
08/18	$10,447	$10,526
09/18	$10,376	$10,458
10/18	$10,294	$10,376
11/18	$10,345	$10,438
12/18	$10,528	$10,630
01/19	$10,650	$10,742
02/19	$10,650	$10,736
03/19	$10,844	$10,942
04/19	$10,854	$10,945
05/19	$11,047	$11,139
06/19	$11,181	$11,279
07/19	$11,202	$11,304
08/19	$11,484	$11,597
09/19	$11,421	$11,535
10/19	$11,452	$11,570
11/19	$11,442	$11,564
12/19	$11,432	$11,556
01/20	$11,661	$11,778
02/20	$11,849	$11,990
03/20	$11,671	$11,920
04/20	$11,922	$12,132
05/20	$12,016	$12,188
06/20	$12,130	$12,265
07/20	$12,336	$12,448
08/20	$12,271	$12,348
09/20	$12,260	$12,341
10/20	$12,227	$12,286
11/20	$12,379	$12,406
12/20	$12,422	$12,424
01/21	$12,357	$12,334
02/21	$12,173	$12,156
03/21	$12,054	$12,005
04/21	$12,152	$12,099
05/21	$12,184	$12,139
06/21	$12,260	$12,224
07/21	$12,385	$12,361
08/21	$12,362	$12,337
09/21	$12,259	$12,231
10/21	$12,259	$12,227
11/21	$12,282	$12,263
12/21	$12,248	$12,232
01/22	$11,996	$11,968
02/22	$11,858	$11,835
03/22	$11,526	$11,506
04/22	$11,068	$11,069
05/22	$11,114	$11,141
06/22	$10,884	$10,966
07/22	$11,189	$11,234
08/22	$10,865	$10,917
09/22	$10,322	$10,445
10/22	$10,148	$10,310
11/22	$10,553	$10,689
12/22	$10,495	$10,641
01/23	$10,877	$10,968
02/23	$10,564	$10,684
03/23	$10,853	$10,956
04/23	$10,911	$11,022
05/23	$10,773	$10,902
06/23	$10,726	$10,863
07/23	$10,722	$10,856
08/23	$10,640	$10,786
09/23	$10,320	$10,512
10/23	$10,108	$10,346
11/23	$10,628	$10,815
12/23	$11,077	$11,229
01/24	$11,053	$11,198
02/24	$10,876	$11,040
03/24	$10,959	$11,142
04/24	$10,628	$10,860
05/24	$10,829	$11,044
06/24	$10,947	$11,149
07/24	$11,232	$11,409
08/24	$11,416	$11,573
09/24	$11,576	$11,728
10/24	$11,219	$11,437
11/24	$11,342	$11,558
12/24	$11,133	$11,369
01/25	$11,195	$11,430
02/25	$11,465	$11,681
03/25	$11,453	$11,685
04/25	$11,515	$11,731
05/25	$11,404	$11,647
06/25	$11,601	$11,826
07/25	$11,547	$11,795
08/25	$11,689	$11,936
09/25	$11,831	$12,067
10/25	$11,895	$12,142
11/25	$11,973	$12,217
12/25	$11,947	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	7.31	(0.78)	1.79
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,920,190,097
Holdings Count | Holding	735
Advisory Fees Paid, Amount	$ 13,892,569
InvestmentCompanyPortfolioTurnover	396.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,920,190,097
Total number of portfolio holdings	735
Management services fees (represents 0.48% of Fund average net assets)	$13,892,569
Portfolio turnover for the reporting period	396%

Holdings [Text Block]

Asset Categories

Residential Mortgage-Backed Securities - Agency	34.4%
U.S. Treasury Obligations	27.5%
Corporate Bonds & Notes	15.0%
Money Market Funds	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.6%
Asset-Backed Securities - Non-Agency	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Senior Loans	1.5%
Foreign Government Obligations	1.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

U.S. Treasury 12/31/2030 3.625%	6.9%
U.S. Treasury 11/15/2055 4.625%	5.8%
U.S. Treasury 12/31/2027 3.375%	5.1%
U.S. Treasury 11/15/2035 4.000%	3.0%
U.S. Treasury 12/31/2032 3.875%	2.8%
U.S. Treasury 11/15/2045 4.625%	2.7%
Federal National Mortgage Association 04/01/2052 2.500%	1.7%
Government National Mortgage Association TBA 01/22/2056 5.000%	1.3%
Government National Mortgage Association TBA 01/22/2056 2.500%	1.3%
U.S. Treasury 11/30/2030 3.500%	1.2%

Material Fund Change [Text Block]
C000143976
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was also the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in agency collateralized mortgage obligations, agency residential mortgage-backed securities, and corporates was also additive to relative performance. The combination of duration and yield-curve positioning was a positive contributor to relative performance.

Security selection | Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with asset backed securities and commercial mortgage-backed securities contributing the most.

Top Performance Detractors

Allocations | Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from the Fund’s equity performance. Within the fixed-income segment of the Fund’s portfolio, allocations to financials and the non-corporates detracted from relative performance.

Security selection | Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Balanced Fund Class 1 ($25,341)	Bloomberg U.S. Aggregate Bond Index ($12,199)	60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,714	$10,138	$9,757	$9,504
02/16	$9,686	$10,210	$9,777	$9,491
03/16	$10,127	$10,303	$10,211	$10,135
04/16	$10,191	$10,343	$10,250	$10,174
05/16	$10,327	$10,345	$10,362	$10,357
06/16	$10,314	$10,531	$10,452	$10,384
07/16	$10,600	$10,598	$10,710	$10,766
08/16	$10,627	$10,586	$10,714	$10,782
09/16	$10,623	$10,580	$10,713	$10,784
10/16	$10,477	$10,499	$10,563	$10,587
11/16	$10,555	$10,250	$10,698	$10,979
12/16	$10,664	$10,265	$10,831	$11,196
01/17	$10,795	$10,285	$10,962	$11,408
02/17	$11,091	$10,354	$11,253	$11,861
03/17	$11,141	$10,349	$11,258	$11,875
04/17	$11,264	$10,428	$11,363	$11,997
05/17	$11,400	$10,509	$11,494	$12,166
06/17	$11,477	$10,498	$11,532	$12,242
07/17	$11,650	$10,543	$11,694	$12,494
08/17	$11,714	$10,638	$11,757	$12,532
09/17	$11,809	$10,587	$11,881	$12,790
10/17	$11,891	$10,593	$12,050	$13,089
11/17	$12,064	$10,580	$12,265	$13,490
12/17	$12,227	$10,628	$12,370	$13,640
01/18	$12,618	$10,506	$12,738	$14,421
02/18	$12,205	$10,406	$12,408	$13,890
03/18	$11,977	$10,473	$12,250	$13,537
04/18	$11,932	$10,395	$12,242	$13,589
05/18	$12,064	$10,469	$12,454	$13,916
06/18	$12,095	$10,456	$12,494	$14,002
07/18	$12,432	$10,459	$12,774	$14,523
08/18	$12,645	$10,526	$13,056	$14,996
09/18	$12,682	$10,458	$13,067	$15,081
10/18	$12,073	$10,376	$12,490	$14,050
11/18	$12,209	$10,438	$12,673	$14,337
12/18	$11,523	$10,630	$12,079	$13,042
01/19	$12,168	$10,742	$12,711	$14,087
02/19	$12,395	$10,736	$12,953	$14,540
03/19	$12,641	$10,942	$13,204	$14,822
04/19	$13,027	$10,945	$13,526	$15,422
05/19	$12,564	$11,139	$13,106	$14,442
06/19	$13,150	$11,279	$13,726	$15,460
07/19	$13,309	$11,304	$13,857	$15,682
08/19	$13,273	$11,597	$13,869	$15,434
09/19	$13,395	$11,535	$13,995	$15,723
10/19	$13,568	$11,570	$14,194	$16,063
11/19	$13,850	$11,564	$14,500	$16,646
12/19	$14,168	$11,556	$14,758	$17,149
01/20	$14,264	$11,778	$14,869	$17,142
02/20	$13,668	$11,990	$14,241	$15,731
03/20	$12,450	$11,920	$13,152	$13,788
04/20	$13,577	$12,132	$14,257	$15,555
05/20	$14,105	$12,188	$14,691	$16,296
06/20	$14,318	$12,265	$14,904	$16,620
07/20	$14,973	$12,448	$15,497	$17,558
08/20	$15,632	$12,348	$16,115	$18,820
09/20	$15,218	$12,341	$15,744	$18,105
10/20	$14,914	$12,286	$15,465	$17,623
11/20	$16,209	$12,406	$16,541	$19,552
12/20	$16,686	$12,424	$16,932	$20,304
01/21	$16,518	$12,334	$16,781	$20,099
02/21	$16,900	$12,156	$16,962	$20,653
03/21	$17,314	$12,005	$17,323	$21,558
04/21	$17,945	$12,099	$17,932	$22,708
05/21	$18,091	$12,139	$18,031	$22,867
06/21	$18,345	$12,224	$18,334	$23,401
07/21	$18,627	$12,361	$18,677	$23,956
08/21	$18,909	$12,337	$19,004	$24,685
09/21	$18,218	$12,231	$18,408	$23,537
10/21	$18,827	$12,227	$19,179	$25,186
11/21	$18,582	$12,263	$19,122	$25,011
12/21	$19,168	$12,232	$19,617	$26,132
01/22	$18,641	$11,968	$18,839	$24,780
02/22	$18,268	$11,835	$18,416	$24,038
03/22	$18,400	$11,506	$18,622	$24,931
04/22	$17,159	$11,069	$17,365	$22,757
05/22	$17,127	$11,141	$17,429	$22,798
06/22	$16,164	$10,966	$16,456	$20,916
07/22	$17,086	$11,234	$17,528	$22,845
08/22	$16,564	$10,917	$16,901	$21,913
09/22	$15,300	$10,445	$15,675	$19,895
10/22	$15,927	$10,310	$16,355	$21,506
11/22	$16,618	$10,689	$17,144	$22,708
12/22	$15,977	$10,641	$16,520	$21,399
01/23	$16,886	$10,968	$17,346	$22,744
02/23	$16,427	$10,684	$16,913	$22,189
03/23	$17,018	$10,956	$17,457	$23,004
04/23	$17,291	$11,022	$17,663	$23,363
05/23	$17,391	$10,902	$17,632	$23,464
06/23	$18,064	$10,863	$18,306	$25,015
07/23	$18,450	$10,856	$18,654	$25,818
08/23	$18,259	$10,786	$18,428	$25,407
09/23	$17,545	$10,512	$17,714	$24,196
10/23	$17,250	$10,346	$17,378	$23,687
11/23	$18,591	$10,815	$18,645	$25,850
12/23	$19,395	$11,229	$19,439	$27,025
01/24	$19,623	$11,198	$19,614	$27,479
02/24	$20,241	$11,040	$20,131	$28,946
03/24	$20,605	$11,142	$20,594	$29,878
04/24	$19,995	$10,860	$19,882	$28,657
05/24	$20,786	$11,044	$20,608	$30,078
06/24	$21,291	$11,149	$21,130	$31,157
07/24	$21,541	$11,409	$21,481	$31,537
08/24	$21,941	$11,573	$21,917	$32,302
09/24	$22,209	$11,728	$22,316	$32,992
10/24	$21,786	$11,437	$21,973	$32,692
11/24	$22,618	$11,558	$22,840	$34,611
12/24	$22,218	$11,369	$22,364	$33,786
01/25	$22,736	$11,430	$22,785	$34,727
02/25	$22,673	$11,681	$22,807	$34,274
03/25	$21,855	$11,685	$22,039	$32,343
04/25	$21,823	$11,731	$21,984	$32,124
05/25	$22,627	$11,647	$22,751	$34,146
06/25	$23,550	$11,826	$23,586	$35,882
07/25	$24,036	$11,795	$23,878	$36,687
08/25	$24,314	$11,936	$24,283	$37,431
09/25	$24,841	$12,067	$24,921	$38,797
10/25	$25,305	$12,142	$25,333	$39,706
11/25	$25,241	$12,217	$25,433	$39,803
12/25	$25,341	$12,199	$25,428	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.05	8.72	9.74
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	13.70	8.47	9.78
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,681,319,199
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 10,616,861
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,681,319,199
Total number of portfolio holdings	993
Management services fees (represents 0.66% of Fund average net assets)	$10,616,861
Portfolio turnover for the reporting period	126%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	49%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	21.4%
Financials	9.4%
Communication Services	8.1%
Health Care	6.5%
Consumer Discretionary	5.8%
Industrials	4.7%
Energy	1.9%
Consumer Staples	1.3%
Utilities	1.2%
Real Estate	0.5%
Other	0.2%

Asset Categories

Common Stocks	61.0%
Residential Mortgage-Backed Securities - Agency	13.6%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	4.2%
Exchange-Traded Equity Funds	1.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.6%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	5.1%
Microsoft Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000143977
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was also the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in agency collateralized mortgage obligations, agency residential mortgage-backed securities, and corporates was also additive to relative performance. The combination of duration and yield-curve positioning was a positive contributor to relative performance.

Security selection | Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with asset backed securities and commercial mortgage-backed securities contributing the most.

Top Performance Detractors

Allocations | Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from the Fund’s equity performance. Within the fixed-income segment of the Fund’s portfolio, allocations to financials and the non-corporates detracted from relative performance.

Security selection | Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Balanced Fund Class 2 ($24,728)	Bloomberg U.S. Aggregate Bond Index ($12,199)	60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,712	$10,138	$9,757	$9,504
02/16	$9,681	$10,210	$9,777	$9,491
03/16	$10,123	$10,303	$10,211	$10,135
04/16	$10,183	$10,343	$10,250	$10,174
05/16	$10,319	$10,345	$10,362	$10,357
06/16	$10,301	$10,531	$10,452	$10,384
07/16	$10,589	$10,598	$10,710	$10,766
08/16	$10,612	$10,586	$10,714	$10,782
09/16	$10,602	$10,580	$10,713	$10,784
10/16	$10,456	$10,499	$10,563	$10,587
11/16	$10,534	$10,250	$10,698	$10,979
12/16	$10,634	$10,265	$10,831	$11,196
01/17	$10,771	$10,285	$10,962	$11,408
02/17	$11,059	$10,354	$11,253	$11,861
03/17	$11,109	$10,349	$11,258	$11,875
04/17	$11,232	$10,428	$11,363	$11,997
05/17	$11,365	$10,509	$11,494	$12,166
06/17	$11,433	$10,498	$11,532	$12,242
07/17	$11,607	$10,543	$11,694	$12,494
08/17	$11,670	$10,638	$11,757	$12,532
09/17	$11,762	$10,587	$11,881	$12,790
10/17	$11,839	$10,593	$12,050	$13,089
11/17	$12,008	$10,580	$12,265	$13,490
12/17	$12,168	$10,628	$12,370	$13,640
01/18	$12,556	$10,506	$12,738	$14,421
02/18	$12,141	$10,406	$12,408	$13,890
03/18	$11,912	$10,473	$12,250	$13,537
04/18	$11,862	$10,395	$12,242	$13,589
05/18	$11,995	$10,469	$12,454	$13,916
06/18	$12,022	$10,456	$12,494	$14,002
07/18	$12,351	$10,459	$12,774	$14,523
08/18	$12,565	$10,526	$13,056	$14,996
09/18	$12,597	$10,458	$13,067	$15,081
10/18	$11,990	$10,376	$12,490	$14,050
11/18	$12,122	$10,438	$12,673	$14,337
12/18	$11,438	$10,630	$12,079	$13,042
01/19	$12,077	$10,742	$12,711	$14,087
02/19	$12,300	$10,736	$12,953	$14,540
03/19	$12,542	$10,942	$13,204	$14,822
04/19	$12,916	$10,945	$13,526	$15,422
05/19	$12,456	$11,139	$13,106	$14,442
06/19	$13,035	$11,279	$13,726	$15,460
07/19	$13,190	$11,304	$13,857	$15,682
08/19	$13,154	$11,597	$13,869	$15,434
09/19	$13,272	$11,535	$13,995	$15,723
10/19	$13,441	$11,570	$14,194	$16,063
11/19	$13,720	$11,564	$14,500	$16,646
12/19	$14,030	$11,556	$14,758	$17,149
01/20	$14,121	$11,778	$14,869	$17,142
02/20	$13,528	$11,990	$14,241	$15,731
03/20	$12,319	$11,920	$13,152	$13,788
04/20	$13,432	$12,132	$14,257	$15,555
05/20	$13,953	$12,188	$14,691	$16,296
06/20	$14,158	$12,265	$14,904	$16,620
07/20	$14,801	$12,448	$15,497	$17,558
08/20	$15,450	$12,348	$16,115	$18,820
09/20	$15,043	$12,341	$15,744	$18,105
10/20	$14,733	$12,286	$15,465	$17,623
11/20	$16,011	$12,406	$16,541	$19,552
12/20	$16,481	$12,424	$16,932	$20,304
01/21	$16,312	$12,334	$16,781	$20,099
02/21	$16,686	$12,156	$16,962	$20,653
03/21	$17,093	$12,005	$17,323	$21,558
04/21	$17,713	$12,099	$17,932	$22,708
05/21	$17,859	$12,139	$18,031	$22,867
06/21	$18,106	$12,224	$18,334	$23,401
07/21	$18,380	$12,361	$18,677	$23,956
08/21	$18,654	$12,337	$19,004	$24,685
09/21	$17,964	$12,231	$18,408	$23,537
10/21	$18,562	$12,227	$19,179	$25,186
11/21	$18,320	$12,263	$19,122	$25,011
12/21	$18,891	$12,232	$19,617	$26,132
01/22	$18,371	$11,968	$18,839	$24,780
02/22	$18,001	$11,835	$18,416	$24,038
03/22	$18,124	$11,506	$18,622	$24,931
04/22	$16,896	$11,069	$17,365	$22,757
05/22	$16,864	$11,141	$17,429	$22,798
06/22	$15,911	$10,966	$16,456	$20,916
07/22	$16,814	$11,234	$17,528	$22,845
08/22	$16,299	$10,917	$16,901	$21,913
09/22	$15,053	$10,445	$15,675	$19,895
10/22	$15,664	$10,310	$16,355	$21,506
11/22	$16,340	$10,689	$17,144	$22,708
12/22	$15,705	$10,641	$16,520	$21,399
01/23	$16,600	$10,968	$17,346	$22,744
02/23	$16,143	$10,684	$16,913	$22,189
03/23	$16,718	$10,956	$17,457	$23,004
04/23	$16,983	$11,022	$17,663	$23,363
05/23	$17,084	$10,902	$17,632	$23,464
06/23	$17,736	$10,863	$18,306	$25,015
07/23	$18,110	$10,856	$18,654	$25,818
08/23	$17,923	$10,786	$18,428	$25,407
09/23	$17,216	$10,512	$17,714	$24,196
10/23	$16,924	$10,346	$17,378	$23,687
11/23	$18,238	$10,815	$18,645	$25,850
12/23	$19,019	$11,229	$19,439	$27,025
01/24	$19,242	$11,198	$19,614	$27,479
02/24	$19,840	$11,040	$20,131	$28,946
03/24	$20,192	$11,142	$20,594	$29,878
04/24	$19,594	$10,860	$19,882	$28,657
05/24	$20,365	$11,044	$20,608	$30,078
06/24	$20,854	$11,149	$21,130	$31,157
07/24	$21,095	$11,409	$21,481	$31,537
08/24	$21,479	$11,573	$21,917	$32,302
09/24	$21,739	$11,728	$22,316	$32,992
10/24	$21,324	$11,437	$21,973	$32,692
11/24	$22,131	$11,558	$22,840	$34,611
12/24	$21,739	$11,369	$22,364	$33,786
01/25	$22,241	$11,430	$22,785	$34,727
02/25	$22,173	$11,681	$22,807	$34,274
03/25	$21,365	$11,685	$22,039	$32,343
04/25	$21,333	$11,731	$21,984	$32,124
05/25	$22,113	$11,647	$22,751	$34,146
06/25	$23,012	$11,826	$23,586	$35,882
07/25	$23,478	$11,795	$23,878	$36,687
08/25	$23,743	$11,936	$24,283	$37,431
09/25	$24,254	$12,067	$24,921	$38,797
10/25	$24,701	$12,142	$25,333	$39,706
11/25	$24,637	$12,217	$25,433	$39,803
12/25	$24,728	$12,199	$25,428	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.75	8.45	9.48
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	13.70	8.47	9.78
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,681,319,199
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 10,616,861
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,681,319,199
Total number of portfolio holdings	993
Management services fees (represents 0.66% of Fund average net assets)	$10,616,861
Portfolio turnover for the reporting period	126%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	49%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	21.4%
Financials	9.4%
Communication Services	8.1%
Health Care	6.5%
Consumer Discretionary	5.8%
Industrials	4.7%
Energy	1.9%
Consumer Staples	1.3%
Utilities	1.2%
Real Estate	0.5%
Other	0.2%

Asset Categories

Common Stocks	61.0%
Residential Mortgage-Backed Securities - Agency	13.6%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	4.2%
Exchange-Traded Equity Funds	1.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.6%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	5.1%
Microsoft Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000055675
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was also the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in agency collateralized mortgage obligations, agency residential mortgage-backed securities, and corporates was also additive to relative performance. The combination of duration and yield-curve positioning was a positive contributor to relative performance.

Security selection | Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with asset backed securities and commercial mortgage-backed securities contributing the most.

Top Performance Detractors

Allocations | Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from the Fund’s equity performance. Within the fixed-income segment of the Fund’s portfolio, allocations to financials and the non-corporates detracted from relative performance.

Security selection | Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Balanced Fund Class 3 ($24,993)	Bloomberg U.S. Aggregate Bond Index ($12,199)	60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,714	$10,138	$9,757	$9,504
02/16	$9,682	$10,210	$9,777	$9,491
03/16	$10,123	$10,303	$10,211	$10,135
04/16	$10,182	$10,343	$10,250	$10,174
05/16	$10,318	$10,345	$10,362	$10,357
06/16	$10,304	$10,531	$10,452	$10,384
07/16	$10,586	$10,598	$10,710	$10,766
08/16	$10,609	$10,586	$10,714	$10,782
09/16	$10,604	$10,580	$10,713	$10,784
10/16	$10,454	$10,499	$10,563	$10,587
11/16	$10,532	$10,250	$10,698	$10,979
12/16	$10,641	$10,265	$10,831	$11,196
01/17	$10,772	$10,285	$10,962	$11,408
02/17	$11,063	$10,354	$11,253	$11,861
03/17	$11,113	$10,349	$11,258	$11,875
04/17	$11,236	$10,428	$11,363	$11,997
05/17	$11,368	$10,509	$11,494	$12,166
06/17	$11,445	$10,498	$11,532	$12,242
07/17	$11,617	$10,543	$11,694	$12,494
08/17	$11,681	$10,638	$11,757	$12,532
09/17	$11,772	$10,587	$11,881	$12,790
10/17	$11,854	$10,593	$12,050	$13,089
11/17	$12,026	$10,580	$12,265	$13,490
12/17	$12,185	$10,628	$12,370	$13,640
01/18	$12,572	$10,506	$12,738	$14,421
02/18	$12,158	$10,406	$12,408	$13,890
03/18	$11,931	$10,473	$12,250	$13,537
04/18	$11,886	$10,395	$12,242	$13,589
05/18	$12,013	$10,469	$12,454	$13,916
06/18	$12,045	$10,456	$12,494	$14,002
07/18	$12,376	$10,459	$12,774	$14,523
08/18	$12,590	$10,526	$13,056	$14,996
09/18	$12,626	$10,458	$13,067	$15,081
10/18	$12,017	$10,376	$12,490	$14,050
11/18	$12,149	$10,438	$12,673	$14,337
12/18	$11,468	$10,630	$12,079	$13,042
01/19	$12,108	$10,742	$12,711	$14,087
02/19	$12,335	$10,736	$12,953	$14,540
03/19	$12,576	$10,942	$13,204	$14,822
04/19	$12,958	$10,945	$13,526	$15,422
05/19	$12,494	$11,139	$13,106	$14,442
06/19	$13,071	$11,279	$13,726	$15,460
07/19	$13,230	$11,304	$13,857	$15,682
08/19	$13,194	$11,597	$13,869	$15,434
09/19	$13,317	$11,535	$13,995	$15,723
10/19	$13,485	$11,570	$14,194	$16,063
11/19	$13,766	$11,564	$14,500	$16,646
12/19	$14,080	$11,556	$14,758	$17,149
01/20	$14,171	$11,778	$14,869	$17,142
02/20	$13,580	$11,990	$14,241	$15,731
03/20	$12,367	$11,920	$13,152	$13,788
04/20	$13,485	$12,132	$14,257	$15,555
05/20	$14,007	$12,188	$14,691	$16,296
06/20	$14,216	$12,265	$14,904	$16,620
07/20	$14,866	$12,448	$15,497	$17,558
08/20	$15,520	$12,348	$16,115	$18,820
09/20	$15,107	$12,341	$15,744	$18,105
10/20	$14,802	$12,286	$15,465	$17,623
11/20	$16,088	$12,406	$16,541	$19,552
12/20	$16,556	$12,424	$16,932	$20,304
01/21	$16,388	$12,334	$16,781	$20,099
02/21	$16,765	$12,156	$16,962	$20,653
03/21	$17,174	$12,005	$17,323	$21,558
04/21	$17,801	$12,099	$17,932	$22,708
05/21	$17,946	$12,139	$18,031	$22,867
06/21	$18,196	$12,224	$18,334	$23,401
07/21	$18,473	$12,361	$18,677	$23,956
08/21	$18,746	$12,337	$19,004	$24,685
09/21	$18,060	$12,231	$18,408	$23,537
10/21	$18,664	$12,227	$19,179	$25,186
11/21	$18,419	$12,263	$19,122	$25,011
12/21	$18,996	$12,232	$19,617	$26,132
01/22	$18,473	$11,968	$18,839	$24,780
02/22	$18,105	$11,835	$18,416	$24,038
03/22	$18,228	$11,506	$18,622	$24,931
04/22	$16,997	$11,069	$17,365	$22,757
05/22	$16,965	$11,141	$17,429	$22,798
06/22	$16,011	$10,966	$16,456	$20,916
07/22	$16,920	$11,234	$17,528	$22,845
08/22	$16,402	$10,917	$16,901	$21,913
09/22	$15,148	$10,445	$15,675	$19,895
10/22	$15,770	$10,310	$16,355	$21,506
11/22	$16,452	$10,689	$17,144	$22,708
12/22	$15,816	$10,641	$16,520	$21,399
01/23	$16,715	$10,968	$17,346	$22,744
02/23	$16,261	$10,684	$16,913	$22,189
03/23	$16,838	$10,956	$17,457	$23,004
04/23	$17,106	$11,022	$17,663	$23,363
05/23	$17,210	$10,902	$17,632	$23,464
06/23	$17,869	$10,863	$18,306	$25,015
07/23	$18,251	$10,856	$18,654	$25,818
08/23	$18,060	$10,786	$18,428	$25,407
09/23	$17,351	$10,512	$17,714	$24,196
10/23	$17,060	$10,346	$17,378	$23,687
11/23	$18,383	$10,815	$18,645	$25,850
12/23	$19,173	$11,229	$19,439	$27,025
01/24	$19,400	$11,198	$19,614	$27,479
02/24	$20,009	$11,040	$20,131	$28,946
03/24	$20,363	$11,142	$20,594	$29,878
04/24	$19,759	$10,860	$19,882	$28,657
05/24	$20,541	$11,044	$20,608	$30,078
06/24	$21,036	$11,149	$21,130	$31,157
07/24	$21,281	$11,409	$21,481	$31,537
08/24	$21,672	$11,573	$21,917	$32,302
09/24	$21,935	$11,728	$22,316	$32,992
10/24	$21,517	$11,437	$21,973	$32,692
11/24	$22,335	$11,558	$22,840	$34,611
12/24	$21,940	$11,369	$22,364	$33,786
01/25	$22,449	$11,430	$22,785	$34,727
02/25	$22,385	$11,681	$22,807	$34,274
03/25	$21,572	$11,685	$22,039	$32,343
04/25	$21,540	$11,731	$21,984	$32,124
05/25	$22,331	$11,647	$22,751	$34,146
06/25	$23,239	$11,826	$23,586	$35,882
07/25	$23,716	$11,795	$23,878	$36,687
08/25	$23,985	$11,936	$24,283	$37,431
09/25	$24,503	$12,067	$24,921	$38,797
10/25	$24,957	$12,142	$25,333	$39,706
11/25	$24,893	$12,217	$25,433	$39,803
12/25	$24,993	$12,199	$25,428	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	13.91	8.59	9.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	13.70	8.47	9.78
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,681,319,199
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 10,616,861
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,681,319,199
Total number of portfolio holdings	993
Management services fees (represents 0.66% of Fund average net assets)	$10,616,861
Portfolio turnover for the reporting period	126%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	49%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	21.4%
Financials	9.4%
Communication Services	8.1%
Health Care	6.5%
Consumer Discretionary	5.8%
Industrials	4.7%
Energy	1.9%
Consumer Staples	1.3%
Utilities	1.2%
Real Estate	0.5%
Other	0.2%

Asset Categories

Common Stocks	61.0%
Residential Mortgage-Backed Securities - Agency	13.6%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	4.2%
Exchange-Traded Equity Funds	1.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.6%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	5.1%
Microsoft Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000125454
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Commodity Strategy Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Active allocation decisions (carry positioning) | Active allocation decisions contributed to relative Fund performance throughout the year. Overweight allocations to energy and grains were the primary positive drivers and helped offset the negative impact of an overweight to softs. Additionally, positioning within livestock – particularly the overweight exposure – provided a modest contribution to relative performance.

Security selection (curve positioning) | Security selection was the largest contributor to the Fund’s performance over the year, particularly within energy and grains. In energy, exposure to longer-dated natural gas contracts supported positive relative results. Within grains, positions in corn and soybean oil were the primary contributors to relative performance.

Top Performance Detractors

Sector allocation (carry positioning) | Sector allocation was the largest detractor from the Fund’s performance over the year. Although the portfolio was overweight energy, this positioning detracted as energy subsectors – particularly crude oil, heating oil and gas oil – underperformed relative to the broader commodity complex. Softs also weighed on results, driven by an overweight to cocoa, which declined sharply over the period. Together, these effects resulted in negative allocation contributions across several sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Commodity Strategy Fund Class 1 ($19,210)	MSCI ACWI Index (Net) ($30,302)	Bloomberg Commodity Index Total Return ($17,450)
12/15	$10,000	$10,000	$10,000
01/16	$9,857	$9,397	$9,832
02/16	$9,697	$9,332	$9,672
03/16	$10,089	$10,024	$10,042
04/16	$10,963	$10,172	$10,896
05/16	$10,963	$10,185	$10,876
06/16	$11,444	$10,123	$11,325
07/16	$10,856	$10,559	$10,746
08/16	$10,695	$10,595	$10,557
09/16	$10,980	$10,660	$10,887
10/16	$10,945	$10,479	$10,834
11/16	$11,105	$10,558	$10,979
12/16	$11,283	$10,786	$11,177
01/17	$11,301	$11,081	$11,192
02/17	$11,283	$11,392	$11,215
03/17	$11,016	$11,532	$10,917
04/17	$10,784	$11,711	$10,752
05/17	$10,695	$11,970	$10,609
06/17	$10,670	$12,024	$10,589
07/17	$10,974	$12,360	$10,829
08/17	$10,974	$12,408	$10,872
09/17	$10,974	$12,647	$10,856
10/17	$11,202	$12,910	$11,089
11/17	$11,164	$13,160	$11,038
12/17	$11,486	$13,372	$11,367
01/18	$11,733	$14,127	$11,593
02/18	$11,524	$13,533	$11,392
03/18	$11,429	$13,244	$11,322
04/18	$11,695	$13,370	$11,614
05/18	$11,828	$13,387	$11,779
06/18	$11,388	$13,314	$11,367
07/18	$11,141	$13,716	$11,124
08/18	$10,894	$13,824	$10,927
09/18	$11,065	$13,884	$11,137
10/18	$10,742	$12,843	$10,896
11/18	$10,666	$13,031	$10,835
12/18	$9,905	$12,113	$10,089
01/19	$10,399	$13,070	$10,638
02/19	$10,513	$13,419	$10,746
03/19	$10,475	$13,588	$10,727
04/19	$10,418	$14,047	$10,682
05/19	$10,114	$13,214	$10,322
06/19	$10,389	$14,079	$10,599
07/19	$10,331	$14,120	$10,528
08/19	$10,081	$13,785	$10,284
09/19	$10,216	$14,075	$10,405
10/19	$10,447	$14,460	$10,615
11/19	$10,178	$14,813	$10,343
12/19	$10,678	$15,335	$10,865
01/20	$9,889	$15,166	$10,065
02/20	$9,389	$13,941	$9,558
03/20	$8,350	$12,059	$8,334
04/20	$8,331	$13,351	$8,206
05/20	$8,600	$13,931	$8,562
06/20	$8,812	$14,376	$8,757
07/20	$9,347	$15,137	$9,257
08/20	$9,931	$16,063	$9,883
09/20	$9,639	$15,545	$9,552
10/20	$9,688	$15,167	$9,686
11/20	$10,029	$17,037	$10,027
12/20	$10,540	$17,828	$10,525
01/21	$10,808	$17,747	$10,802
02/21	$11,562	$18,158	$11,501
03/21	$11,368	$18,643	$11,254
04/21	$12,341	$19,458	$12,187
05/21	$12,804	$19,761	$12,519
06/21	$13,120	$20,021	$12,751
07/21	$13,418	$20,159	$12,985
08/21	$13,418	$20,664	$12,947
09/21	$14,150	$19,810	$13,591
10/21	$14,516	$20,821	$13,942
11/21	$13,467	$20,320	$12,923
12/21	$13,979	$21,133	$13,379
01/22	$15,101	$20,095	$14,553
02/22	$15,979	$19,576	$15,460
03/22	$17,541	$20,000	$16,797
04/22	$18,443	$18,399	$17,492
05/22	$18,907	$18,420	$17,759
06/22	$16,711	$16,868	$15,845
07/22	$17,364	$18,046	$16,521
08/22	$17,527	$17,381	$16,535
09/22	$15,963	$15,717	$15,195
10/22	$16,289	$16,666	$15,497
11/22	$17,005	$17,958	$15,922
12/22	$16,647	$17,252	$15,532
01/23	$16,679	$18,488	$15,456
02/23	$15,898	$17,958	$14,729
03/23	$15,865	$18,512	$14,699
04/23	$15,670	$18,778	$14,589
05/23	$14,725	$18,577	$13,766
06/23	$15,344	$19,656	$14,322
07/23	$16,461	$20,375	$15,219
08/23	$16,337	$19,806	$15,102
09/23	$16,131	$18,987	$14,997
10/23	$16,172	$18,416	$15,037
11/23	$15,924	$20,116	$14,698
12/23	$15,512	$21,082	$14,303
01/24	$15,553	$21,206	$14,360
02/24	$15,388	$22,116	$14,149
03/24	$16,172	$22,810	$14,617
04/24	$16,626	$22,057	$15,010
05/24	$16,791	$22,953	$15,273
06/24	$16,543	$23,464	$15,038
07/24	$15,949	$23,843	$14,432
08/24	$15,949	$24,448	$14,439
09/24	$16,678	$25,016	$15,140
10/24	$16,420	$24,455	$14,860
11/24	$16,506	$25,370	$14,920
12/24	$16,635	$24,769	$15,072
01/25	$17,278	$25,600	$15,668
02/25	$17,364	$25,446	$15,790
03/25	$18,050	$24,441	$16,411
04/25	$17,021	$24,669	$15,622
05/25	$17,064	$26,087	$15,532
06/25	$17,492	$27,258	$15,906
07/25	$17,477	$27,628	$15,833
08/25	$17,945	$28,310	$16,139
09/25	$18,320	$29,336	$16,486
10/25	$18,789	$29,992	$16,963
11/25	$19,210	$29,989	$17,506
12/25	$19,210	$30,302	$17,450

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	15.48	12.76	6.75
MSCI ACWI Index (Net)	22.34	11.19	11.72
Bloomberg Commodity Index Total Return	15.77	10.64	5.73

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 93,679,028
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 573,580
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$93,679,028
Total number of portfolio holdings	317
Management services fees (represents 0.63% of Fund average net assets)	$573,580
Portfolio turnover for the reporting period	92%

Holdings [Text Block]

Derivative Commodities Exposure

Long
Agriculture	28.3%
Energy	27.8%
Industrial Metals	16.1%
Livestock	8.6%
Precious Metals	29.9%

Asset Categories

Money Market Funds	40.7%
Corporate Bonds & Notes	24.0%
Asset-Backed Securities - Non-Agency	16.3%
Residential Mortgage-Backed Securities - Non-Agency	5.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.6%
Other	1.5%

Material Fund Change [Text Block]
C000125455
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Commodity Strategy Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Active allocation decisions (carry positioning) | Active allocation decisions contributed to relative Fund performance throughout the year. Overweight allocations to energy and grains were the primary positive drivers and helped offset the negative impact of an overweight to softs. Additionally, positioning within livestock – particularly the overweight exposure – provided a modest contribution to relative performance.

Security selection (curve positioning) | Security selection was the largest contributor to the Fund’s performance over the year, particularly within energy and grains. In energy, exposure to longer-dated natural gas contracts supported positive relative results. Within grains, positions in corn and soybean oil were the primary contributors to relative performance.

Top Performance Detractors

Sector allocation (carry positioning) | Sector allocation was the largest detractor from the Fund’s performance over the year. Although the portfolio was overweight energy, this positioning detracted as energy subsectors – particularly crude oil, heating oil and gas oil – underperformed relative to the broader commodity complex. Softs also weighed on results, driven by an overweight to cocoa, which declined sharply over the period. Together, these effects resulted in negative allocation contributions across several sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Commodity Strategy Fund Class 2 ($18,704)	MSCI ACWI Index (Net) ($30,302)	Bloomberg Commodity Index Total Return ($17,450)
12/15	$10,000	$10,000	$10,000
01/16	$9,857	$9,397	$9,832
02/16	$9,695	$9,332	$9,672
03/16	$10,090	$10,024	$10,042
04/16	$10,950	$10,172	$10,896
05/16	$10,950	$10,185	$10,876
06/16	$11,416	$10,123	$11,325
07/16	$10,842	$10,559	$10,746
08/16	$10,663	$10,595	$10,557
09/16	$10,950	$10,660	$10,887
10/16	$10,914	$10,479	$10,834
11/16	$11,075	$10,558	$10,979
12/16	$11,237	$10,786	$11,177
01/17	$11,254	$11,081	$11,192
02/17	$11,254	$11,392	$11,215
03/17	$10,986	$11,532	$10,917
04/17	$10,735	$11,711	$10,752
05/17	$10,645	$11,970	$10,609
06/17	$10,628	$12,024	$10,589
07/17	$10,933	$12,360	$10,829
08/17	$10,914	$12,408	$10,872
09/17	$10,933	$12,647	$10,856
10/17	$11,143	$12,910	$11,089
11/17	$11,105	$13,160	$11,038
12/17	$11,428	$13,372	$11,367
01/18	$11,657	$14,127	$11,593
02/18	$11,466	$13,533	$11,392
03/18	$11,352	$13,244	$11,322
04/18	$11,619	$13,370	$11,614
05/18	$11,733	$13,387	$11,779
06/18	$11,295	$13,314	$11,367
07/18	$11,066	$13,716	$11,124
08/18	$10,819	$13,824	$10,927
09/18	$10,971	$13,884	$11,137
10/18	$10,666	$12,843	$10,896
11/18	$10,590	$13,031	$10,835
12/18	$9,809	$12,113	$10,089
01/19	$10,324	$13,070	$10,638
02/19	$10,419	$13,419	$10,746
03/19	$10,381	$13,588	$10,727
04/19	$10,324	$14,047	$10,682
05/19	$10,038	$13,214	$10,322
06/19	$10,304	$14,079	$10,599
07/19	$10,227	$14,120	$10,528
08/19	$9,977	$13,785	$10,284
09/19	$10,111	$14,075	$10,405
10/19	$10,342	$14,460	$10,615
11/19	$10,073	$14,813	$10,343
12/19	$10,573	$15,335	$10,865
01/20	$9,785	$15,166	$10,065
02/20	$9,285	$13,941	$9,558
03/20	$8,247	$12,059	$8,334
04/20	$8,228	$13,351	$8,206
05/20	$8,497	$13,931	$8,562
06/20	$8,689	$14,376	$8,757
07/20	$9,242	$15,137	$9,257
08/20	$9,801	$16,063	$9,883
09/20	$9,509	$15,545	$9,552
10/20	$9,558	$15,167	$9,686
11/20	$9,898	$17,037	$10,027
12/20	$10,409	$17,828	$10,525
01/21	$10,676	$17,747	$10,802
02/21	$11,406	$18,158	$11,501
03/21	$11,187	$18,643	$11,254
04/21	$12,160	$19,458	$12,187
05/21	$12,598	$19,761	$12,519
06/21	$12,938	$20,021	$12,751
07/21	$13,206	$20,159	$12,985
08/21	$13,206	$20,664	$12,947
09/21	$13,935	$19,810	$13,591
10/21	$14,276	$20,821	$13,942
11/21	$13,254	$20,320	$12,923
12/21	$13,741	$21,133	$13,379
01/22	$14,860	$20,095	$14,553
02/22	$15,711	$19,576	$15,460
03/22	$17,243	$20,000	$16,797
04/22	$18,118	$18,399	$17,492
05/22	$18,580	$18,420	$17,759
06/22	$16,416	$16,868	$15,845
07/22	$17,059	$18,046	$16,521
08/22	$17,190	$17,381	$16,535
09/22	$15,692	$15,717	$15,195
10/22	$15,985	$16,666	$15,497
11/22	$16,701	$17,958	$15,922
12/22	$16,310	$17,252	$15,532
01/23	$16,343	$18,488	$15,456
02/23	$15,594	$17,958	$14,729
03/23	$15,562	$18,512	$14,699
04/23	$15,366	$18,778	$14,589
05/23	$14,422	$18,577	$13,766
06/23	$15,008	$19,656	$14,322
07/23	$16,096	$20,375	$15,219
08/23	$16,013	$19,806	$15,102
09/23	$15,807	$18,987	$14,997
10/23	$15,848	$18,416	$15,037
11/23	$15,601	$20,116	$14,698
12/23	$15,147	$21,082	$14,303
01/24	$15,229	$21,206	$14,360
02/24	$15,064	$22,116	$14,149
03/24	$15,807	$22,810	$14,617
04/24	$16,261	$22,057	$15,010
05/24	$16,426	$22,953	$15,273
06/24	$16,179	$23,464	$15,038
07/24	$15,622	$23,843	$14,432
08/24	$15,579	$24,448	$14,439
09/24	$16,307	$25,016	$15,140
10/24	$16,050	$24,455	$14,860
11/24	$16,093	$25,370	$14,920
12/24	$16,221	$24,769	$15,072
01/25	$16,906	$25,600	$15,668
02/25	$16,992	$25,446	$15,790
03/25	$17,634	$24,441	$16,411
04/25	$16,649	$24,669	$15,622
05/25	$16,606	$26,087	$15,532
06/25	$17,077	$27,258	$15,906
07/25	$17,067	$27,628	$15,833
08/25	$17,535	$28,310	$16,139
09/25	$17,862	$29,336	$16,486
10/25	$18,283	$29,992	$16,963
11/25	$18,704	$29,989	$17,506
12/25	$18,704	$30,302	$17,450

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	15.30	12.44	6.46
MSCI ACWI Index (Net)	22.34	11.19	11.72
Bloomberg Commodity Index Total Return	15.77	10.64	5.73

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 93,679,028
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 573,580
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$93,679,028
Total number of portfolio holdings	317
Management services fees (represents 0.63% of Fund average net assets)	$573,580
Portfolio turnover for the reporting period	92%

Holdings [Text Block]

Derivative Commodities Exposure

Long
Agriculture	28.3%
Energy	27.8%
Industrial Metals	16.1%
Livestock	8.6%
Precious Metals	29.9%

Asset Categories

Money Market Funds	40.7%
Corporate Bonds & Notes	24.0%
Asset-Backed Securities - Non-Agency	16.3%
Residential Mortgage-Backed Securities - Non-Agency	5.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.6%
Other	1.5%

Material Fund Change [Text Block]
C000055692
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Core Equity Fund	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Core Equity Fund ($36,852)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,345	$9,504
02/16	$9,405	$9,491
03/16	$10,000	$10,135
04/16	$9,987	$10,174
05/16	$10,159	$10,357
06/16	$10,053	$10,384
07/16	$10,450	$10,766
08/16	$10,423	$10,782
09/16	$10,456	$10,784
10/16	$10,331	$10,587
11/16	$10,708	$10,979
12/16	$10,840	$11,196
01/17	$10,959	$11,408
02/17	$11,475	$11,861
03/17	$11,495	$11,875
04/17	$11,614	$11,997
05/17	$11,766	$12,166
06/17	$11,845	$12,242
07/17	$12,163	$12,494
08/17	$12,242	$12,532
09/17	$12,540	$12,790
10/17	$12,751	$13,089
11/17	$13,280	$13,490
12/17	$13,525	$13,640
01/18	$14,299	$14,421
02/18	$13,803	$13,890
03/18	$13,519	$13,537
04/18	$13,631	$13,589
05/18	$13,981	$13,916
06/18	$13,981	$14,002
07/18	$14,497	$14,523
08/18	$14,993	$14,996
09/18	$15,146	$15,081
10/18	$14,054	$14,050
11/18	$14,272	$14,337
12/18	$13,082	$13,042
01/19	$14,120	$14,087
02/19	$14,610	$14,540
03/19	$14,742	$14,822
04/19	$15,298	$15,422
05/19	$14,087	$14,442
06/19	$15,053	$15,460
07/19	$15,192	$15,682
08/19	$14,742	$15,434
09/19	$15,093	$15,723
10/19	$15,410	$16,063
11/19	$15,946	$16,646
12/19	$16,376	$17,149
01/20	$16,316	$17,142
02/20	$14,914	$15,731
03/20	$13,128	$13,788
04/20	$14,881	$15,555
05/20	$15,688	$16,296
06/20	$15,952	$16,620
07/20	$16,640	$17,558
08/20	$17,698	$18,820
09/20	$16,839	$18,105
10/20	$16,243	$17,623
11/20	$17,930	$19,552
12/20	$18,743	$20,304
01/21	$18,796	$20,099
02/21	$19,352	$20,653
03/21	$20,476	$21,558
04/21	$21,435	$22,708
05/21	$21,627	$22,867
06/21	$22,030	$23,401
07/21	$22,758	$23,956
08/21	$23,690	$24,685
09/21	$22,249	$23,537
10/21	$23,571	$25,186
11/21	$23,532	$25,011
12/21	$24,967	$26,132
01/22	$23,757	$24,780
02/22	$23,188	$24,038
03/22	$23,618	$24,931
04/22	$21,938	$22,757
05/22	$22,030	$22,798
06/22	$20,099	$20,916
07/22	$21,739	$22,845
08/22	$20,926	$21,913
09/22	$19,008	$19,895
10/22	$20,628	$21,506
11/22	$21,739	$22,708
12/22	$20,337	$21,399
01/23	$21,792	$22,744
02/23	$21,296	$22,189
03/23	$22,011	$23,004
04/23	$22,176	$23,363
05/23	$22,077	$23,464
06/23	$23,585	$25,015
07/23	$24,577	$25,818
08/23	$24,087	$25,407
09/23	$23,049	$24,196
10/23	$22,374	$23,687
11/23	$24,272	$25,850
12/23	$25,377	$27,025
01/24	$25,899	$27,479
02/24	$27,262	$28,946
03/24	$28,466	$29,878
04/24	$27,057	$28,657
05/24	$28,439	$30,078
06/24	$29,537	$31,157
07/24	$30,040	$31,537
08/24	$30,622	$32,302
09/24	$31,190	$32,992
10/24	$31,210	$32,692
11/24	$33,029	$34,611
12/24	$32,064	$33,786
01/25	$32,844	$34,727
02/25	$32,037	$34,274
03/25	$30,099	$32,343
04/25	$29,603	$32,124
05/25	$31,567	$34,146
06/25	$33,003	$35,882
07/25	$33,776	$36,687
08/25	$34,735	$37,431
09/25	$35,708	$38,797
10/25	$36,382	$39,706
11/25	$36,217	$39,803
12/25	$36,852	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Variable Portfolio – Core Equity Fund	14.93	14.48	13.93
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 224,720,582
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 862,831
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$224,720,582
Total number of portfolio holdings	80
Management services fees (represents 0.40% of Fund average net assets)	$862,831
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.1%
Financials	13.1%
Communication Services	10.8%
Consumer Discretionary	10.5%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Asset Categories

Common Stocks	99.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.5%
Bristol-Myers Squibb Co.	2.0%
Chevron Corp.	2.0%
Synchrony Financial	1.9%

Material Fund Change [Text Block]
C000088791
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Corporate Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Corporate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | From the start of 2025 through April 30, 2025, the Fund’s longer-than-benchmark duration, specifically U.S. duration, contributed to relative performance as Treasury yields moved lower across most maturities.

Sector allocation | From the start of 2025 through April 30, 2025, exposure to residential mortgages and an underweight to investment-grade corporates contributed to the Fund’s relative performance. Following changes to the Fund’s name, principal investment strategies and benchmark on May 1, 2025 through the end of the annual period, an underweight to the industrial sector and an overweight to the utilities sector contributed to the Fund’s relative performance as the industrials sector underperformed the broader market and the utilities sector outperformed.

Security selection | From May 1, 2025, through the end of the annual period, security selection contributed to the Fund’s relative performance, driven by positive selection across the industrials and utilities sectors.

Top Performance Detractors

Sector Allocation | From the start of 2025 through April 30, 2025, exposure to non-dollar foreign developed debt, high-yield corporates, and an overweight to emerging market debt detracted from the Fund’s relative performance. From May 1, 2025, through the end of the annual period, an underweight to the financial sector detracted from the Fund’s relative performance as the financials sector performed well.

Currency risk | From the start of 2025 through April 30, 2025, currency risk in the strategy detracted from relative performance as the Fund was overweight in U.S. dollars versus the index while the dollar depreciated.

Duration | From May 1, 2025, through the end of the annual period, the Fund’s neutral duration positioning detracted very slightly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Corporate Bond Fund Class 1 ($12,432)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg Global Aggregate Hedged USD Index ($12,665)	Bloomberg Global Credit Hedged USD Index ($13,640)	Bloomberg U.S. Corporate Bond Index ($13,796)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,898	$10,138	$10,146	$10,064	$10,035
02/16	$10,045	$10,210	$10,244	$10,130	$10,117
03/16	$10,441	$10,303	$10,328	$10,330	$10,397
04/16	$10,667	$10,343	$10,346	$10,416	$10,539
05/16	$10,497	$10,345	$10,389	$10,437	$10,531
06/16	$10,644	$10,531	$10,587	$10,629	$10,768
07/16	$10,678	$10,598	$10,650	$10,785	$10,926
08/16	$10,690	$10,586	$10,645	$10,833	$10,947
09/16	$10,713	$10,580	$10,644	$10,813	$10,920
10/16	$10,469	$10,499	$10,541	$10,724	$10,831
11/16	$9,982	$10,250	$10,366	$10,504	$10,541
12/16	$9,900	$10,265	$10,395	$10,569	$10,611
01/17	$10,063	$10,285	$10,357	$10,583	$10,644
02/17	$10,156	$10,354	$10,446	$10,703	$10,766
03/17	$10,040	$10,349	$10,441	$10,696	$10,741
04/17	$10,132	$10,428	$10,512	$10,787	$10,856
05/17	$10,283	$10,509	$10,573	$10,881	$10,980
06/17	$10,272	$10,498	$10,543	$10,878	$11,014
07/17	$10,469	$10,543	$10,578	$10,951	$11,095
08/17	$10,527	$10,638	$10,674	$11,047	$11,181
09/17	$10,399	$10,587	$10,625	$11,016	$11,161
10/17	$10,295	$10,593	$10,670	$11,081	$11,206
11/17	$10,411	$10,580	$10,687	$11,079	$11,190
12/17	$10,481	$10,628	$10,710	$11,136	$11,292
01/18	$10,655	$10,506	$10,634	$11,058	$11,184
02/18	$10,504	$10,406	$10,610	$10,963	$11,003
03/18	$10,590	$10,473	$10,698	$10,998	$11,031
04/18	$10,323	$10,395	$10,658	$10,945	$10,928
05/18	$10,190	$10,469	$10,698	$10,983	$10,987
06/18	$10,118	$10,456	$10,718	$10,964	$10,923
07/18	$10,118	$10,459	$10,721	$11,025	$11,014
08/18	$10,081	$10,526	$10,754	$11,077	$11,068
09/18	$10,021	$10,458	$10,713	$11,045	$11,029
10/18	$9,863	$10,376	$10,692	$10,965	$10,868
11/18	$9,875	$10,438	$10,744	$10,952	$10,849
12/18	$9,936	$10,630	$10,899	$11,084	$11,009
01/19	$10,178	$10,742	$11,015	$11,282	$11,268
02/19	$10,275	$10,736	$11,028	$11,328	$11,292
03/19	$10,396	$10,942	$11,225	$11,565	$11,575
04/19	$10,493	$10,945	$11,232	$11,630	$11,638
05/19	$10,468	$11,139	$11,394	$11,762	$11,805
06/19	$10,686	$11,279	$11,553	$11,995	$12,094
07/19	$10,807	$11,304	$11,644	$12,102	$12,161
08/19	$10,844	$11,597	$11,908	$12,390	$12,544
09/19	$10,844	$11,535	$11,853	$12,326	$12,462
10/19	$10,880	$11,570	$11,833	$12,360	$12,538
11/19	$10,928	$11,564	$11,819	$12,374	$12,569
12/19	$11,025	$11,556	$11,795	$12,397	$12,610
01/20	$11,110	$11,778	$12,008	$12,651	$12,905
02/20	$11,037	$11,990	$12,155	$12,764	$13,078
03/20	$9,925	$11,920	$11,965	$11,993	$12,151
04/20	$10,259	$12,132	$12,159	$12,456	$12,788
05/20	$10,554	$12,188	$12,194	$12,618	$12,988
06/20	$10,746	$12,265	$12,254	$12,822	$13,243
07/20	$11,067	$12,448	$12,388	$13,131	$13,674
08/20	$11,092	$12,348	$12,299	$13,040	$13,485
09/20	$11,054	$12,341	$12,343	$13,040	$13,446
10/20	$11,131	$12,286	$12,344	$13,053	$13,422
11/20	$11,426	$12,406	$12,415	$13,296	$13,796
12/20	$11,554	$12,424	$12,453	$13,361	$13,856
01/21	$11,567	$12,334	$12,386	$13,267	$13,678
02/21	$11,554	$12,156	$12,193	$13,068	$13,443
03/21	$11,525	$12,005	$12,145	$12,949	$13,212
04/21	$11,605	$12,099	$12,177	$13,031	$13,358
05/21	$11,645	$12,139	$12,204	$13,089	$13,461
06/21	$11,726	$12,224	$12,264	$13,222	$13,681
07/21	$11,779	$12,361	$12,416	$13,381	$13,868
08/21	$11,806	$12,337	$12,391	$13,361	$13,826
09/21	$11,752	$12,231	$12,274	$13,230	$13,680
10/21	$11,699	$12,227	$12,242	$13,217	$13,714
11/21	$11,632	$12,263	$12,330	$13,249	$13,723
12/21	$11,712	$12,232	$12,280	$13,234	$13,712
01/22	$11,472	$11,968	$12,087	$12,907	$13,250
02/22	$11,205	$11,835	$11,926	$12,611	$12,985
03/22	$11,085	$11,506	$11,669	$12,315	$12,658
04/22	$10,643	$11,069	$11,355	$11,826	$11,966
05/22	$10,588	$11,141	$11,340	$11,841	$12,077
06/22	$10,187	$10,966	$11,168	$11,536	$11,739
07/22	$10,588	$11,234	$11,452	$11,901	$12,119
08/22	$10,339	$10,917	$11,153	$11,548	$11,764
09/22	$9,856	$10,445	$10,795	$11,044	$11,146
10/22	$9,815	$10,310	$10,758	$10,981	$11,030
11/22	$10,215	$10,689	$11,032	$11,437	$11,602
12/22	$10,132	$10,641	$10,902	$11,352	$11,551
01/23	$10,519	$10,968	$11,153	$11,713	$12,013
02/23	$10,298	$10,684	$10,975	$11,446	$11,631
03/23	$10,517	$10,956	$11,219	$11,691	$11,955
04/23	$10,589	$11,022	$11,276	$11,781	$12,047
05/23	$10,489	$10,902	$11,232	$11,685	$11,872
06/23	$10,546	$10,863	$11,225	$11,692	$11,921
07/23	$10,617	$10,856	$11,229	$11,758	$11,962
08/23	$10,532	$10,786	$11,215	$11,719	$11,869
09/23	$10,360	$10,512	$11,021	$11,503	$11,552
10/23	$10,246	$10,346	$10,943	$11,397	$11,336
11/23	$10,717	$10,815	$11,319	$11,894	$12,014
12/23	$11,145	$11,229	$11,681	$12,338	$12,535
01/24	$11,145	$11,198	$11,658	$12,323	$12,513
02/24	$11,045	$11,040	$11,578	$12,197	$12,325
03/24	$11,150	$11,142	$11,683	$12,344	$12,485
04/24	$10,958	$10,860	$11,495	$12,119	$12,167
05/24	$11,105	$11,044	$11,596	$12,280	$12,395
06/24	$11,209	$11,149	$11,697	$12,365	$12,474
07/24	$11,415	$11,409	$11,923	$12,626	$12,771
08/24	$11,578	$11,573	$12,053	$12,778	$12,972
09/24	$11,711	$11,728	$12,193	$12,965	$13,202
10/24	$11,519	$11,437	$12,028	$12,762	$12,881
11/24	$11,622	$11,558	$12,171	$12,928	$13,054
12/24	$11,519	$11,369	$12,078	$12,772	$12,801
01/25	$11,607	$11,430	$12,125	$12,843	$12,872
02/25	$11,785	$11,681	$12,271	$13,038	$13,134
03/25	$11,751	$11,685	$12,219	$12,976	$13,096
04/25	$11,878	$11,731	$12,340	$13,048	$13,092
05/25	$11,846	$11,647	$12,299	$13,066	$13,090
06/25	$12,068	$11,826	$12,417	$13,233	$13,335
07/25	$12,068	$11,795	$12,407	$13,272	$13,344
08/25	$12,179	$11,936	$12,475	$13,370	$13,479
09/25	$12,353	$12,067	$12,567	$13,514	$13,681
10/25	$12,400	$12,142	$12,666	$13,606	$13,734
11/25	$12,480	$12,217	$12,692	$13,656	$13,824
12/25	$12,432	$12,199	$12,665	$13,640	$13,796

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)Footnote Reference(b)	7.93	1.48	2.20
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg Global Aggregate Hedged USD Index	4.86	0.34	2.39
Bloomberg Global Credit Hedged USD Index	6.80	0.41	3.15
Bloomberg U.S. Corporate Bond Index	7.77	(0.09)	3.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2025, the Fund compares its performance to that of the Bloomberg U.S. Corporate Bond Index and the Bloomberg U.S. Aggregate Bond Index (the New Indices). Prior to May 1, 2025, the Fund compared its performance to that of the Bloomberg Global Aggregate Hedged USD Index and the Bloomberg Global Credit Hedged USD Index (the Former Indices). The Fund’s investment manager believes the New Indices provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. The returns of the Former Indices also will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,942,143,077
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 4,764,668
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,942,143,077
Total number of portfolio holdings	197
Management services fees (represents 0.49% of Fund average net assets)	$4,764,668
Portfolio turnover for the reporting period	94%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.8%
U.S. Treasury Obligations	4.4%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Citigroup, Inc. 09/11/2031 4.503%	3.4%
U.S. Treasury 05/15/2045 5.000%	3.3%
Bank of America Corp. 07/21/2032 2.299%	2.2%
Verizon Communications, Inc. 03/21/2031 2.550%	2.2%
L3Harris Technologies, Inc. 01/15/2027 5.400%	2.1%
Merck & Co., Inc. 12/04/2035 4.750%	1.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.5%
T-Mobile US, Inc. 02/15/2029 2.625%	1.4%
Royal Bank of Canada 08/06/2031 4.696%	1.4%
Pfizer, Inc. 11/15/2032 4.500%	1.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026. As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026.
Material Fund Change Strategies [Text Block]	As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
Material Fund Change Risks Change [Text Block]	As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000088792
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Corporate Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Corporate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | From the start of 2025 through April 30, 2025, the Fund’s longer-than-benchmark duration, specifically U.S. duration, contributed to relative performance as Treasury yields moved lower across most maturities.

Sector allocation | From the start of 2025 through April 30, 2025, exposure to residential mortgages and an underweight to investment-grade corporates contributed to the Fund’s relative performance. Following changes to the Fund’s name, principal investment strategies and benchmark on May 1, 2025 through the end of the annual period, an underweight to the industrial sector and an overweight to the utilities sector contributed to the Fund’s relative performance as the industrials sector underperformed the broader market and the utilities sector outperformed.

Security selection | From May 1, 2025, through the end of the annual period, security selection contributed to the Fund’s relative performance, driven by positive selection across the industrials and utilities sectors.

Top Performance Detractors

Sector Allocation | From the start of 2025 through April 30, 2025, exposure to non-dollar foreign developed debt, high-yield corporates, and an overweight to emerging market debt detracted from the Fund’s relative performance. From May 1, 2025, through the end of the annual period, an underweight to the financial sector detracted from the Fund’s relative performance as the financials sector performed well.

Currency risk | From the start of 2025 through April 30, 2025, currency risk in the strategy detracted from relative performance as the Fund was overweight in U.S. dollars versus the index while the dollar depreciated.

Duration | From May 1, 2025, through the end of the annual period, the Fund’s neutral duration positioning detracted very slightly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Corporate Bond Fund Class 2 ($12,113)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg Global Aggregate Hedged USD Index ($12,665)	Bloomberg Global Credit Hedged USD Index ($13,640)	Bloomberg U.S. Corporate Bond Index ($13,796)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,886	$10,138	$10,146	$10,064	$10,035
02/16	$10,034	$10,210	$10,244	$10,130	$10,117
03/16	$10,433	$10,303	$10,328	$10,330	$10,397
04/16	$10,649	$10,343	$10,346	$10,416	$10,539
05/16	$10,490	$10,345	$10,389	$10,437	$10,531
06/16	$10,626	$10,531	$10,587	$10,629	$10,768
07/16	$10,661	$10,598	$10,650	$10,785	$10,926
08/16	$10,673	$10,586	$10,645	$10,833	$10,947
09/16	$10,684	$10,580	$10,644	$10,813	$10,920
10/16	$10,439	$10,499	$10,541	$10,724	$10,831
11/16	$9,959	$10,250	$10,366	$10,504	$10,541
12/16	$9,865	$10,265	$10,395	$10,569	$10,611
01/17	$10,029	$10,285	$10,357	$10,583	$10,644
02/17	$10,123	$10,354	$10,446	$10,703	$10,766
03/17	$10,006	$10,349	$10,441	$10,696	$10,741
04/17	$10,087	$10,428	$10,512	$10,787	$10,856
05/17	$10,240	$10,509	$10,573	$10,881	$10,980
06/17	$10,228	$10,498	$10,543	$10,878	$11,014
07/17	$10,415	$10,543	$10,578	$10,951	$11,095
08/17	$10,485	$10,638	$10,674	$11,047	$11,181
09/17	$10,345	$10,587	$10,625	$11,016	$11,161
10/17	$10,240	$10,593	$10,670	$11,081	$11,206
11/17	$10,357	$10,580	$10,687	$11,079	$11,190
12/17	$10,427	$10,628	$10,710	$11,136	$11,292
01/18	$10,591	$10,506	$10,634	$11,058	$11,184
02/18	$10,439	$10,406	$10,610	$10,963	$11,003
03/18	$10,523	$10,473	$10,698	$10,998	$11,031
04/18	$10,255	$10,395	$10,658	$10,945	$10,928
05/18	$10,121	$10,469	$10,698	$10,983	$10,987
06/18	$10,048	$10,456	$10,718	$10,964	$10,923
07/18	$10,048	$10,459	$10,721	$11,025	$11,014
08/18	$9,999	$10,526	$10,754	$11,077	$11,068
09/18	$9,950	$10,458	$10,713	$11,045	$11,029
10/18	$9,792	$10,376	$10,692	$10,965	$10,868
11/18	$9,804	$10,438	$10,744	$10,952	$10,849
12/18	$9,853	$10,630	$10,899	$11,084	$11,009
01/19	$10,084	$10,742	$11,015	$11,282	$11,268
02/19	$10,194	$10,736	$11,028	$11,328	$11,292
03/19	$10,303	$10,942	$11,225	$11,565	$11,575
04/19	$10,401	$10,945	$11,232	$11,630	$11,638
05/19	$10,364	$11,139	$11,394	$11,762	$11,805
06/19	$10,584	$11,279	$11,553	$11,995	$12,094
07/19	$10,705	$11,304	$11,644	$12,102	$12,161
08/19	$10,730	$11,597	$11,908	$12,390	$12,544
09/19	$10,730	$11,535	$11,853	$12,326	$12,462
10/19	$10,766	$11,570	$11,833	$12,360	$12,538
11/19	$10,815	$11,564	$11,819	$12,374	$12,569
12/19	$10,912	$11,556	$11,795	$12,397	$12,610
01/20	$10,985	$11,778	$12,008	$12,651	$12,905
02/20	$10,912	$11,990	$12,155	$12,764	$13,078
03/20	$9,815	$11,920	$11,965	$11,993	$12,151
04/20	$10,138	$12,132	$12,159	$12,456	$12,788
05/20	$10,421	$12,188	$12,194	$12,618	$12,988
06/20	$10,627	$12,265	$12,254	$12,822	$13,243
07/20	$10,936	$12,448	$12,388	$13,131	$13,674
08/20	$10,949	$12,348	$12,299	$13,040	$13,485
09/20	$10,923	$12,341	$12,343	$13,040	$13,446
10/20	$10,988	$12,286	$12,344	$13,053	$13,422
11/20	$11,284	$12,406	$12,415	$13,296	$13,796
12/20	$11,413	$12,424	$12,453	$13,361	$13,856
01/21	$11,413	$12,334	$12,386	$13,267	$13,678
02/21	$11,387	$12,156	$12,193	$13,068	$13,443
03/21	$11,370	$12,005	$12,145	$12,949	$13,212
04/21	$11,437	$12,099	$12,177	$13,031	$13,358
05/21	$11,477	$12,139	$12,204	$13,089	$13,461
06/21	$11,557	$12,224	$12,264	$13,222	$13,681
07/21	$11,597	$12,361	$12,416	$13,381	$13,868
08/21	$11,624	$12,337	$12,391	$13,361	$13,826
09/21	$11,571	$12,231	$12,274	$13,230	$13,680
10/21	$11,517	$12,227	$12,242	$13,217	$13,714
11/21	$11,450	$12,263	$12,330	$13,249	$13,723
12/21	$11,530	$12,232	$12,280	$13,234	$13,712
01/22	$11,289	$11,968	$12,087	$12,907	$13,250
02/22	$11,022	$11,835	$11,926	$12,611	$12,985
03/22	$10,899	$11,506	$11,669	$12,315	$12,658
04/22	$10,470	$11,069	$11,355	$11,826	$11,966
05/22	$10,415	$11,141	$11,340	$11,841	$12,077
06/22	$10,015	$10,966	$11,168	$11,536	$11,739
07/22	$10,415	$11,234	$11,452	$11,901	$12,119
08/22	$10,167	$10,917	$11,153	$11,548	$11,764
09/22	$9,697	$10,445	$10,795	$11,044	$11,146
10/22	$9,642	$10,310	$10,758	$10,981	$11,030
11/22	$10,028	$10,689	$11,032	$11,437	$11,602
12/22	$9,959	$10,641	$10,902	$11,352	$11,551
01/23	$10,318	$10,968	$11,153	$11,713	$12,013
02/23	$10,111	$10,684	$10,975	$11,446	$11,631
03/23	$10,318	$10,956	$11,219	$11,691	$11,955
04/23	$10,389	$11,022	$11,276	$11,781	$12,047
05/23	$10,290	$10,902	$11,232	$11,685	$11,872
06/23	$10,332	$10,863	$11,225	$11,692	$11,921
07/23	$10,418	$10,856	$11,229	$11,758	$11,962
08/23	$10,332	$10,786	$11,215	$11,719	$11,869
09/23	$10,161	$10,512	$11,021	$11,503	$11,552
10/23	$10,047	$10,346	$10,943	$11,397	$11,336
11/23	$10,503	$10,815	$11,319	$11,894	$12,014
12/23	$10,902	$11,229	$11,681	$12,338	$12,535
01/24	$10,902	$11,198	$11,658	$12,323	$12,513
02/24	$10,817	$11,040	$11,578	$12,197	$12,325
03/24	$10,909	$11,142	$11,683	$12,344	$12,485
04/24	$10,718	$10,860	$11,495	$12,119	$12,167
05/24	$10,865	$11,044	$11,596	$12,280	$12,395
06/24	$10,968	$11,149	$11,697	$12,365	$12,474
07/24	$11,159	$11,409	$11,923	$12,626	$12,771
08/24	$11,321	$11,573	$12,053	$12,778	$12,972
09/24	$11,454	$11,728	$12,193	$12,965	$13,202
10/24	$11,262	$11,437	$12,028	$12,762	$12,881
11/24	$11,365	$11,558	$12,171	$12,928	$13,054
12/24	$11,262	$11,369	$12,078	$12,772	$12,801
01/25	$11,336	$11,430	$12,125	$12,843	$12,872
02/25	$11,513	$11,681	$12,271	$13,038	$13,134
03/25	$11,466	$11,685	$12,219	$12,976	$13,096
04/25	$11,592	$11,731	$12,340	$13,048	$13,092
05/25	$11,561	$11,647	$12,299	$13,066	$13,090
06/25	$11,781	$11,826	$12,417	$13,233	$13,335
07/25	$11,766	$11,795	$12,407	$13,272	$13,344
08/25	$11,876	$11,936	$12,475	$13,370	$13,479
09/25	$12,049	$12,067	$12,567	$13,514	$13,681
10/25	$12,081	$12,142	$12,666	$13,606	$13,734
11/25	$12,160	$12,217	$12,692	$13,656	$13,824
12/25	$12,113	$12,199	$12,665	$13,640	$13,796

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)Footnote Reference(b)	7.55	1.20	1.94
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg Global Aggregate Hedged USD Index	4.86	0.34	2.39
Bloomberg Global Credit Hedged USD Index	6.80	0.41	3.15
Bloomberg U.S. Corporate Bond Index	7.77	(0.09)	3.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2025, the Fund compares its performance to that of the Bloomberg U.S. Corporate Bond Index and the Bloomberg U.S. Aggregate Bond Index (the New Indices). Prior to May 1, 2025, the Fund compared its performance to that of the Bloomberg Global Aggregate Hedged USD Index and the Bloomberg Global Credit Hedged USD Index (the Former Indices). The Fund’s investment manager believes the New Indices provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. The returns of the Former Indices also will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,942,143,077
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 4,764,668
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,942,143,077
Total number of portfolio holdings	197
Management services fees (represents 0.49% of Fund average net assets)	$4,764,668
Portfolio turnover for the reporting period	94%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.8%
U.S. Treasury Obligations	4.4%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Citigroup, Inc. 09/11/2031 4.503%	3.4%
U.S. Treasury 05/15/2045 5.000%	3.3%
Bank of America Corp. 07/21/2032 2.299%	2.2%
Verizon Communications, Inc. 03/21/2031 2.550%	2.2%
L3Harris Technologies, Inc. 01/15/2027 5.400%	2.1%
Merck & Co., Inc. 12/04/2035 4.750%	1.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.5%
T-Mobile US, Inc. 02/15/2029 2.625%	1.4%
Royal Bank of Canada 08/06/2031 4.696%	1.4%
Pfizer, Inc. 11/15/2032 4.500%	1.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026. As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026.
Material Fund Change Strategies [Text Block]	As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
Material Fund Change Risks Change [Text Block]	As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000055697
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Corporate Bond Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Corporate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | From the start of 2025 through April 30, 2025, the Fund’s longer-than-benchmark duration, specifically U.S. duration, contributed to relative performance as Treasury yields moved lower across most maturities.

Sector allocation | From the start of 2025 through April 30, 2025, exposure to residential mortgages and an underweight to investment-grade corporates contributed to the Fund’s relative performance. Following changes to the Fund’s name, principal investment strategies and benchmark on May 1, 2025 through the end of the annual period, an underweight to the industrial sector and an overweight to the utilities sector contributed to the Fund’s relative performance as the industrials sector underperformed the broader market and the utilities sector outperformed.

Security selection | From May 1, 2025, through the end of the annual period, security selection contributed to the Fund’s relative performance, driven by positive selection across the industrials and utilities sectors.

Top Performance Detractors

Sector Allocation | From the start of 2025 through April 30, 2025, exposure to non-dollar foreign developed debt, high-yield corporates, and an overweight to emerging market debt detracted from the Fund’s relative performance. From May 1, 2025, through the end of the annual period, an underweight to the financial sector detracted from the Fund’s relative performance as the financials sector performed well.

Currency risk | From the start of 2025 through April 30, 2025, currency risk in the strategy detracted from relative performance as the Fund was overweight in U.S. dollars versus the index while the dollar depreciated.

Duration | From May 1, 2025, through the end of the annual period, the Fund’s neutral duration positioning detracted very slightly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Corporate Bond Fund Class 3 ($12,255)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg Global Aggregate Hedged USD Index ($12,665)	Bloomberg Global Credit Hedged USD Index ($13,640)	Bloomberg U.S. Corporate Bond Index ($13,796)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,887	$10,138	$10,146	$10,064	$10,035
02/16	$10,034	$10,210	$10,244	$10,130	$10,117
03/16	$10,430	$10,303	$10,328	$10,330	$10,397
04/16	$10,646	$10,343	$10,346	$10,416	$10,539
05/16	$10,487	$10,345	$10,389	$10,437	$10,531
06/16	$10,623	$10,531	$10,587	$10,629	$10,768
07/16	$10,668	$10,598	$10,650	$10,785	$10,926
08/16	$10,680	$10,586	$10,645	$10,833	$10,947
09/16	$10,692	$10,580	$10,644	$10,813	$10,920
10/16	$10,447	$10,499	$10,541	$10,724	$10,831
11/16	$9,959	$10,250	$10,366	$10,504	$10,541
12/16	$9,877	$10,265	$10,395	$10,569	$10,611
01/17	$10,040	$10,285	$10,357	$10,583	$10,644
02/17	$10,133	$10,354	$10,446	$10,703	$10,766
03/17	$10,017	$10,349	$10,441	$10,696	$10,741
04/17	$10,110	$10,428	$10,512	$10,787	$10,856
05/17	$10,261	$10,509	$10,573	$10,881	$10,980
06/17	$10,238	$10,498	$10,543	$10,878	$11,014
07/17	$10,436	$10,543	$10,578	$10,951	$11,095
08/17	$10,494	$10,638	$10,674	$11,047	$11,181
09/17	$10,366	$10,587	$10,625	$11,016	$11,161
10/17	$10,261	$10,593	$10,670	$11,081	$11,206
11/17	$10,378	$10,580	$10,687	$11,079	$11,190
12/17	$10,447	$10,628	$10,710	$11,136	$11,292
01/18	$10,622	$10,506	$10,634	$11,058	$11,184
02/18	$10,471	$10,406	$10,610	$10,963	$11,003
03/18	$10,544	$10,473	$10,698	$10,998	$11,031
04/18	$10,278	$10,395	$10,658	$10,945	$10,928
05/18	$10,156	$10,469	$10,698	$10,983	$10,987
06/18	$10,072	$10,456	$10,718	$10,964	$10,923
07/18	$10,072	$10,459	$10,721	$11,025	$11,014
08/18	$10,035	$10,526	$10,754	$11,077	$11,068
09/18	$9,975	$10,458	$10,713	$11,045	$11,029
10/18	$9,817	$10,376	$10,692	$10,965	$10,868
11/18	$9,829	$10,438	$10,744	$10,952	$10,849
12/18	$9,890	$10,630	$10,899	$11,084	$11,009
01/19	$10,120	$10,742	$11,015	$11,282	$11,268
02/19	$10,229	$10,736	$11,028	$11,328	$11,292
03/19	$10,350	$10,942	$11,225	$11,565	$11,575
04/19	$10,447	$10,945	$11,232	$11,630	$11,638
05/19	$10,411	$11,139	$11,394	$11,762	$11,805
06/19	$10,629	$11,279	$11,553	$11,995	$12,094
07/19	$10,750	$11,304	$11,644	$12,102	$12,161
08/19	$10,787	$11,597	$11,908	$12,390	$12,544
09/19	$10,775	$11,535	$11,853	$12,326	$12,462
10/19	$10,823	$11,570	$11,833	$12,360	$12,538
11/19	$10,859	$11,564	$11,819	$12,374	$12,569
12/19	$10,968	$11,556	$11,795	$12,397	$12,610
01/20	$11,041	$11,778	$12,008	$12,651	$12,905
02/20	$10,968	$11,990	$12,155	$12,764	$13,078
03/20	$9,865	$11,920	$11,965	$11,993	$12,151
04/20	$10,199	$12,132	$12,159	$12,456	$12,788
05/20	$10,481	$12,188	$12,194	$12,618	$12,988
06/20	$10,686	$12,265	$12,254	$12,822	$13,243
07/20	$10,994	$12,448	$12,388	$13,131	$13,674
08/20	$11,020	$12,348	$12,299	$13,040	$13,485
09/20	$10,981	$12,341	$12,343	$13,040	$13,446
10/20	$11,058	$12,286	$12,344	$13,053	$13,422
11/20	$11,341	$12,406	$12,415	$13,296	$13,796
12/20	$11,482	$12,424	$12,453	$13,361	$13,856
01/21	$11,482	$12,334	$12,386	$13,267	$13,678
02/21	$11,469	$12,156	$12,193	$13,068	$13,443
03/21	$11,439	$12,005	$12,145	$12,949	$13,212
04/21	$11,506	$12,099	$12,177	$13,031	$13,358
05/21	$11,546	$12,139	$12,204	$13,089	$13,461
06/21	$11,640	$12,224	$12,264	$13,222	$13,681
07/21	$11,680	$12,361	$12,416	$13,381	$13,868
08/21	$11,706	$12,337	$12,391	$13,361	$13,826
09/21	$11,653	$12,231	$12,274	$13,230	$13,680
10/21	$11,600	$12,227	$12,242	$13,217	$13,714
11/21	$11,533	$12,263	$12,330	$13,249	$13,723
12/21	$11,613	$12,232	$12,280	$13,234	$13,712
01/22	$11,373	$11,968	$12,087	$12,907	$13,250
02/22	$11,106	$11,835	$11,926	$12,611	$12,985
03/22	$10,984	$11,506	$11,669	$12,315	$12,658
04/22	$10,543	$11,069	$11,355	$11,826	$11,966
05/22	$10,501	$11,141	$11,340	$11,841	$12,077
06/22	$10,102	$10,966	$11,168	$11,536	$11,739
07/22	$10,501	$11,234	$11,452	$11,901	$12,119
08/22	$10,240	$10,917	$11,153	$11,548	$11,764
09/22	$9,771	$10,445	$10,795	$11,044	$11,146
10/22	$9,730	$10,310	$10,758	$10,981	$11,030
11/22	$10,116	$10,689	$11,032	$11,437	$11,602
12/22	$10,033	$10,641	$10,902	$11,352	$11,551
01/23	$10,419	$10,968	$11,153	$11,713	$12,013
02/23	$10,198	$10,684	$10,975	$11,446	$11,631
03/23	$10,405	$10,956	$11,219	$11,691	$11,955
04/23	$10,476	$11,022	$11,276	$11,781	$12,047
05/23	$10,376	$10,902	$11,232	$11,685	$11,872
06/23	$10,433	$10,863	$11,225	$11,692	$11,921
07/23	$10,504	$10,856	$11,229	$11,758	$11,962
08/23	$10,419	$10,786	$11,215	$11,719	$11,869
09/23	$10,248	$10,512	$11,021	$11,503	$11,552
10/23	$10,148	$10,346	$10,943	$11,397	$11,336
11/23	$10,604	$10,815	$11,319	$11,894	$12,014
12/23	$11,017	$11,229	$11,681	$12,338	$12,535
01/24	$11,017	$11,198	$11,658	$12,323	$12,513
02/24	$10,917	$11,040	$11,578	$12,197	$12,325
03/24	$11,022	$11,142	$11,683	$12,344	$12,485
04/24	$10,830	$10,860	$11,495	$12,119	$12,167
05/24	$10,978	$11,044	$11,596	$12,280	$12,395
06/24	$11,081	$11,149	$11,697	$12,365	$12,474
07/24	$11,287	$11,409	$11,923	$12,626	$12,771
08/24	$11,448	$11,573	$12,053	$12,778	$12,972
09/24	$11,581	$11,728	$12,193	$12,965	$13,202
10/24	$11,390	$11,437	$12,028	$12,762	$12,881
11/24	$11,493	$11,558	$12,171	$12,928	$13,054
12/24	$11,375	$11,369	$12,078	$12,772	$12,801
01/25	$11,463	$11,430	$12,125	$12,843	$12,872
02/25	$11,640	$11,681	$12,271	$13,038	$13,134
03/25	$11,593	$11,685	$12,219	$12,976	$13,096
04/25	$11,719	$11,731	$12,340	$13,048	$13,092
05/25	$11,703	$11,647	$12,299	$13,066	$13,090
06/25	$11,908	$11,826	$12,417	$13,233	$13,335
07/25	$11,908	$11,795	$12,407	$13,272	$13,344
08/25	$12,019	$11,936	$12,475	$13,370	$13,479
09/25	$12,192	$12,067	$12,567	$13,514	$13,681
10/25	$12,240	$12,142	$12,666	$13,606	$13,734
11/25	$12,303	$12,217	$12,692	$13,656	$13,824
12/25	$12,255	$12,199	$12,665	$13,640	$13,796

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)Footnote Reference(b)	7.74	1.31	2.05
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg Global Aggregate Hedged USD Index	4.86	0.34	2.39
Bloomberg Global Credit Hedged USD Index	6.80	0.41	3.15
Bloomberg U.S. Corporate Bond Index	7.77	(0.09)	3.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2025, the Fund compares its performance to that of the Bloomberg U.S. Corporate Bond Index and the Bloomberg U.S. Aggregate Bond Index (the New Indices). Prior to May 1, 2025, the Fund compared its performance to that of the Bloomberg Global Aggregate Hedged USD Index and the Bloomberg Global Credit Hedged USD Index (the Former Indices). The Fund’s investment manager believes the New Indices provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. The returns of the Former Indices also will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,942,143,077
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 4,764,668
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,942,143,077
Total number of portfolio holdings	197
Management services fees (represents 0.49% of Fund average net assets)	$4,764,668
Portfolio turnover for the reporting period	94%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.8%
U.S. Treasury Obligations	4.4%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Citigroup, Inc. 09/11/2031 4.503%	3.4%
U.S. Treasury 05/15/2045 5.000%	3.3%
Bank of America Corp. 07/21/2032 2.299%	2.2%
Verizon Communications, Inc. 03/21/2031 2.550%	2.2%
L3Harris Technologies, Inc. 01/15/2027 5.400%	2.1%
Merck & Co., Inc. 12/04/2035 4.750%	1.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.5%
T-Mobile US, Inc. 02/15/2029 2.625%	1.4%
Royal Bank of Canada 08/06/2031 4.696%	1.4%
Pfizer, Inc. 11/15/2032 4.500%	1.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026. As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name from Columbia Variable Portfolio - Global Strategic Income Fund to Columbia Variable Portfolio - Corporate Bond Fund. On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name from Columbia Variable Portfolio - Corporate Bond Fund to Columbia Variable Portfolio - Select Corporate Income Fund. This change will become effective May 1, 2026.
Material Fund Change Strategies [Text Block]	As a result of the Fund’s name change, the principal investment strategies were revised to: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
Material Fund Change Risks Change [Text Block]	As a result of the principal investment strategy changes, the following risks were removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000088765
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Disciplined Core Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Disciplined Core Fund Class 1 ($35,775)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,345	$9,504
02/16	$9,400	$9,491
03/16	$9,992	$10,135
04/16	$9,975	$10,174
05/16	$10,146	$10,357
06/16	$10,039	$10,384
07/16	$10,431	$10,766
08/16	$10,401	$10,782
09/16	$10,428	$10,784
10/16	$10,307	$10,587
11/16	$10,677	$10,979
12/16	$10,807	$11,196
01/17	$10,923	$11,408
02/17	$11,437	$11,861
03/17	$11,453	$11,875
04/17	$11,564	$11,997
05/17	$11,716	$12,166
06/17	$11,793	$12,242
07/17	$12,100	$12,494
08/17	$12,177	$12,532
09/17	$12,470	$12,790
10/17	$12,680	$13,089
11/17	$13,200	$13,490
12/17	$13,440	$13,640
01/18	$14,208	$14,421
02/18	$13,716	$13,890
03/18	$13,435	$13,537
04/18	$13,545	$13,589
05/18	$13,893	$13,916
06/18	$13,888	$14,002
07/18	$14,393	$14,523
08/18	$14,885	$14,996
09/18	$15,032	$15,081
10/18	$13,949	$14,050
11/18	$14,142	$14,337
12/18	$12,957	$13,042
01/19	$13,985	$14,087
02/19	$14,460	$14,540
03/19	$14,587	$14,822
04/19	$15,137	$15,422
05/19	$13,932	$14,442
06/19	$14,885	$15,460
07/19	$15,015	$15,682
08/19	$14,570	$15,434
09/19	$14,907	$15,723
10/19	$15,222	$16,063
11/19	$15,753	$16,646
12/19	$16,167	$17,149
01/20	$16,104	$17,142
02/20	$14,720	$15,731
03/20	$12,951	$13,788
04/20	$14,670	$15,555
05/20	$15,466	$16,296
06/20	$15,723	$16,620
07/20	$16,397	$17,558
08/20	$17,433	$18,820
09/20	$16,585	$18,105
10/20	$15,993	$17,623
11/20	$17,651	$19,552
12/20	$18,450	$20,304
01/21	$18,497	$20,099
02/21	$19,033	$20,653
03/21	$20,138	$21,558
04/21	$21,078	$22,708
05/21	$21,260	$22,867
06/21	$21,650	$23,401
07/21	$22,354	$23,956
08/21	$23,269	$24,685
09/21	$21,846	$23,537
10/21	$23,139	$25,186
11/21	$23,089	$25,011
12/21	$24,490	$26,132
01/22	$23,302	$24,780
02/22	$22,741	$24,038
03/22	$23,156	$24,931
04/22	$21,503	$22,757
05/22	$21,592	$22,798
06/22	$19,699	$20,916
07/22	$21,296	$22,845
08/22	$20,497	$21,913
09/22	$18,616	$19,895
10/22	$20,193	$21,506
11/22	$21,279	$22,708
12/22	$19,906	$21,399
01/23	$21,324	$22,744
02/23	$20,826	$22,189
03/23	$21,517	$23,004
04/23	$21,674	$23,363
05/23	$21,567	$23,464
06/23	$23,039	$25,015
07/23	$24,004	$25,818
08/23	$23,526	$25,407
09/23	$22,503	$24,196
10/23	$21,840	$23,687
11/23	$23,689	$25,850
12/23	$24,755	$27,025
01/24	$25,258	$27,479
02/24	$26,587	$28,946
03/24	$27,756	$29,878
04/24	$26,375	$28,657
05/24	$27,723	$30,078
06/24	$28,784	$31,157
07/24	$29,265	$31,537
08/24	$29,823	$32,302
09/24	$30,376	$32,992
10/24	$30,387	$32,692
11/24	$32,158	$34,611
12/24	$31,207	$33,786
01/25	$31,965	$34,727
02/25	$31,166	$34,274
03/25	$29,276	$32,343
04/25	$28,787	$32,124
05/25	$30,696	$34,146
06/25	$32,081	$35,882
07/25	$32,821	$36,687
08/25	$33,744	$37,431
09/25	$34,692	$38,797
10/25	$35,336	$39,706
11/25	$35,167	$39,803
12/25	$35,775	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.63	14.16	13.59
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,795,973,895
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 24,090,498
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,795,973,895
Total number of portfolio holdings	80
Management services fees (represents 0.65% of Fund average net assets)	$24,090,498
Portfolio turnover for the reporting period	51%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.2%
Financials	13.2%
Communication Services	10.9%
Consumer Discretionary	10.6%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Asset Categories

Common Stocks	99.6%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.6%
Bristol-Myers Squibb Co.	2.1%
Chevron Corp.	2.0%
Synchrony Financial	2.0%

Material Fund Change [Text Block]
C000088766
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Disciplined Core Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Disciplined Core Fund Class 2 ($34,895)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,344	$9,504
02/16	$9,398	$9,491
03/16	$9,986	$10,135
04/16	$9,969	$10,174
05/16	$10,135	$10,357
06/16	$10,025	$10,384
07/16	$10,415	$10,766
08/16	$10,384	$10,782
09/16	$10,409	$10,784
10/16	$10,286	$10,587
11/16	$10,656	$10,979
12/16	$10,782	$11,196
01/17	$10,894	$11,408
02/17	$11,404	$11,861
03/17	$11,418	$11,875
04/17	$11,524	$11,997
05/17	$11,676	$12,166
06/17	$11,748	$12,242
07/17	$12,054	$12,494
08/17	$12,129	$12,532
09/17	$12,418	$12,790
10/17	$12,623	$13,089
11/17	$13,138	$13,490
12/17	$13,376	$13,640
01/18	$14,136	$14,421
02/18	$13,642	$13,890
03/18	$13,360	$13,537
04/18	$13,466	$13,589
05/18	$13,811	$13,916
06/18	$13,805	$14,002
07/18	$14,301	$14,523
08/18	$14,786	$14,996
09/18	$14,929	$15,081
10/18	$13,853	$14,050
11/18	$14,043	$14,337
12/18	$12,861	$13,042
01/19	$13,881	$14,087
02/19	$14,346	$14,540
03/19	$14,472	$14,822
04/19	$15,013	$15,422
05/19	$13,816	$14,442
06/19	$14,758	$15,460
07/19	$14,884	$15,682
08/19	$14,438	$15,434
09/19	$14,772	$15,723
10/19	$15,080	$16,063
11/19	$15,601	$16,646
12/19	$16,007	$17,149
01/20	$15,940	$17,142
02/20	$14,570	$15,731
03/20	$12,816	$13,788
04/20	$14,514	$15,555
05/20	$15,298	$16,296
06/20	$15,551	$16,620
07/20	$16,212	$17,558
08/20	$17,232	$18,820
09/20	$16,391	$18,105
10/20	$15,803	$17,623
11/20	$17,439	$19,552
12/20	$18,224	$20,304
01/21	$18,266	$20,099
02/21	$18,792	$20,653
03/21	$19,877	$21,558
04/21	$20,801	$22,708
05/21	$20,978	$22,867
06/21	$21,356	$23,401
07/21	$22,045	$23,956
08/21	$22,945	$24,685
09/21	$21,538	$23,537
10/21	$22,808	$25,186
11/21	$22,754	$25,011
12/21	$24,130	$26,132
01/22	$22,953	$24,780
02/22	$22,396	$24,038
03/22	$22,799	$24,931
04/22	$21,168	$22,757
05/22	$21,250	$22,798
06/22	$19,384	$20,916
07/22	$20,950	$22,845
08/22	$20,163	$21,913
09/22	$18,305	$19,895
10/22	$19,854	$21,506
11/22	$20,916	$22,708
12/22	$19,560	$21,399
01/23	$20,950	$22,744
02/23	$20,460	$22,189
03/23	$21,132	$23,004
04/23	$21,283	$23,363
05/23	$21,174	$23,464
06/23	$22,614	$25,015
07/23	$23,556	$25,818
08/23	$23,079	$25,407
09/23	$22,076	$24,196
10/23	$21,418	$23,687
11/23	$23,228	$25,850
12/23	$24,270	$27,025
01/24	$24,755	$27,479
02/24	$26,052	$28,946
03/24	$27,195	$29,878
04/24	$25,834	$28,657
05/24	$27,148	$30,078
06/24	$28,182	$31,157
07/24	$28,647	$31,537
08/24	$29,187	$32,302
09/24	$29,723	$32,992
10/24	$29,728	$32,692
11/24	$31,454	$34,611
12/24	$30,516	$33,786
01/25	$31,250	$34,727
02/25	$30,462	$34,274
03/25	$28,610	$32,343
04/25	$28,126	$32,124
05/25	$29,983	$34,146
06/25	$31,331	$35,882
07/25	$32,048	$36,687
08/25	$32,942	$37,431
09/25	$33,861	$38,797
10/25	$34,480	$39,706
11/25	$34,309	$39,803
12/25	$34,895	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.35	13.87	13.31
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,795,973,895
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 24,090,498
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,795,973,895
Total number of portfolio holdings	80
Management services fees (represents 0.65% of Fund average net assets)	$24,090,498
Portfolio turnover for the reporting period	51%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.2%
Financials	13.2%
Communication Services	10.9%
Consumer Discretionary	10.6%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Asset Categories

Common Stocks	99.6%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.6%
Bristol-Myers Squibb Co.	2.1%
Chevron Corp.	2.0%
Synchrony Financial	2.0%

Material Fund Change [Text Block]
C000055681
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Disciplined Core Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection, particularly within the communication services, consumer discretionary and energy sectors, contributed to the Fund’s relative performance during the period.

Individual holdings | Individual holdings that contributed to the Fund’s relative performance during the period included Tapestry, a provider of accessories and lifestyle brand products; Citigroup, a diversified financial service company; and Ralph Lauren, a fashion and lifestyle brand.

Top Performance Detractors

Stock selection | Weak stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Individual holdings that detracted most from the Fund’s relative performance during the period included overweights to Fiserv, a global fintech and payments company; Salesforce, a leading cloud-based customer relationship management platform; and Broadcom, a semiconductor company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Disciplined Core Fund Class 3 ($35,328)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,343	$9,504
02/16	$9,399	$9,491
03/16	$9,989	$10,135
04/16	$9,972	$10,174
05/16	$10,139	$10,357
06/16	$10,031	$10,384
07/16	$10,423	$10,766
08/16	$10,393	$10,782
09/16	$10,420	$10,784
10/16	$10,295	$10,587
11/16	$10,665	$10,979
12/16	$10,793	$11,196
01/17	$10,908	$11,408
02/17	$11,420	$11,861
03/17	$11,434	$11,875
04/17	$11,542	$11,997
05/17	$11,695	$12,166
06/17	$11,771	$12,242
07/17	$12,077	$12,494
08/17	$12,152	$12,532
09/17	$12,444	$12,790
10/17	$12,650	$13,089
11/17	$13,168	$13,490
12/17	$13,408	$13,640
01/18	$14,170	$14,421
02/18	$13,680	$13,890
03/18	$13,396	$13,537
04/18	$13,505	$13,589
05/18	$13,850	$13,916
06/18	$13,845	$14,002
07/18	$14,346	$14,523
08/18	$14,836	$14,996
09/18	$14,980	$15,081
10/18	$13,900	$14,050
11/18	$14,092	$14,337
12/18	$12,906	$13,042
01/19	$13,931	$14,087
02/19	$14,401	$14,540
03/19	$14,529	$14,822
04/19	$15,072	$15,422
05/19	$13,872	$14,442
06/19	$14,822	$15,460
07/19	$14,950	$15,682
08/19	$14,504	$15,434
09/19	$14,839	$15,723
10/19	$15,150	$16,063
11/19	$15,674	$16,646
12/19	$16,086	$17,149
01/20	$16,022	$17,142
02/20	$14,644	$15,731
03/20	$12,884	$13,788
04/20	$14,591	$15,555
05/20	$15,381	$16,296
06/20	$15,635	$16,620
07/20	$16,303	$17,558
08/20	$17,333	$18,820
09/20	$16,487	$18,105
10/20	$15,899	$17,623
11/20	$17,545	$19,552
12/20	$18,335	$20,304
01/21	$18,380	$20,099
02/21	$18,911	$20,653
03/21	$20,006	$21,558
04/21	$20,938	$22,708
05/21	$21,116	$22,867
06/21	$21,501	$23,401
07/21	$22,199	$23,956
08/21	$23,104	$24,685
09/21	$21,690	$23,537
10/21	$22,970	$25,186
11/21	$22,920	$25,011
12/21	$24,307	$26,132
01/22	$23,126	$24,780
02/22	$22,567	$24,038
03/22	$22,973	$24,931
04/22	$21,333	$22,757
05/22	$21,417	$22,798
06/22	$19,538	$20,916
07/22	$21,122	$22,845
08/22	$20,328	$21,913
09/22	$18,458	$19,895
10/22	$20,022	$21,506
11/22	$21,097	$22,708
12/22	$19,733	$21,399
01/23	$21,136	$22,744
02/23	$20,643	$22,189
03/23	$21,322	$23,004
04/23	$21,478	$23,363
05/23	$21,370	$23,464
06/23	$22,826	$25,015
07/23	$23,778	$25,818
08/23	$23,302	$25,407
09/23	$22,288	$24,196
10/23	$21,626	$23,687
11/23	$23,458	$25,850
12/23	$24,510	$27,025
01/24	$25,003	$27,479
02/24	$26,317	$28,946
03/24	$27,472	$29,878
04/24	$26,102	$28,657
05/24	$27,433	$30,078
06/24	$28,480	$31,157
07/24	$28,953	$31,537
08/24	$29,502	$32,302
09/24	$30,044	$32,992
10/24	$30,056	$32,692
11/24	$31,801	$34,611
12/24	$30,857	$33,786
01/25	$31,604	$34,727
02/25	$30,810	$34,274
03/25	$28,939	$32,343
04/25	$28,452	$32,124
05/25	$30,337	$34,146
06/25	$31,701	$35,882
07/25	$32,430	$36,687
08/25	$33,338	$37,431
09/25	$34,273	$38,797
10/25	$34,905	$39,706
11/25	$34,733	$39,803
12/25	$35,328	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.49	14.02	13.45
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,795,973,895
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 24,090,498
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,795,973,895
Total number of portfolio holdings	80
Management services fees (represents 0.65% of Fund average net assets)	$24,090,498
Portfolio turnover for the reporting period	51%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.2%
Financials	13.2%
Communication Services	10.9%
Consumer Discretionary	10.6%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	4.2%
Energy	2.8%
Utilities	2.5%
Materials	1.9%
Other	1.6%

Asset Categories

Common Stocks	99.6%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Meta Platforms, Inc., Class A	3.8%
Amazon.com, Inc.	3.2%
Visa, Inc., Class A	2.6%
Bristol-Myers Squibb Co.	2.1%
Chevron Corp.	2.0%
Synchrony Financial	2.0%

Material Fund Change [Text Block]
C000088785
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the information technology sector also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an electronic components company, Goldman Sachs, a financial services and investment banking company, and Seagate Technology, a data storage company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight positions in the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a packaged food company, Home Depot, a home improvement company, and International Paper Company, a pulp & paper company, were among the top detractors from relative performance for the Fund during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Dividend Opportunity Fund Class 1 ($26,958)	Russell 1000® Index ($39,030)	MSCI USA High Dividend Yield Index (Net) ($24,127)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,764	$9,462	$9,810	$9,483
02/16	$9,856	$9,459	$9,884	$9,481
03/16	$10,447	$10,117	$10,514	$10,164
04/16	$10,576	$10,172	$10,545	$10,377
05/16	$10,694	$10,351	$10,703	$10,539
06/16	$11,038	$10,374	$11,025	$10,630
07/16	$11,223	$10,769	$11,308	$10,938
08/16	$11,064	$10,783	$11,238	$11,023
09/16	$11,064	$10,792	$11,240	$11,000
10/16	$10,889	$10,582	$11,048	$10,829
11/16	$11,012	$10,999	$11,245	$11,448
12/16	$11,367	$11,205	$11,510	$11,734
01/17	$11,475	$11,431	$11,603	$11,818
02/17	$11,850	$11,873	$12,114	$12,242
03/17	$11,840	$11,881	$12,122	$12,118
04/17	$11,814	$12,006	$12,126	$12,095
05/17	$11,958	$12,160	$12,321	$12,083
06/17	$11,948	$12,244	$12,348	$12,281
07/17	$12,004	$12,487	$12,551	$12,444
08/17	$11,906	$12,526	$12,578	$12,299
09/17	$12,312	$12,793	$12,833	$12,663
10/17	$12,333	$13,086	$12,999	$12,755
11/17	$12,749	$13,485	$13,446	$13,146
12/17	$13,001	$13,636	$13,633	$13,337
01/18	$13,443	$14,384	$14,172	$13,853
02/18	$12,893	$13,856	$13,527	$13,192
03/18	$12,718	$13,541	$13,312	$12,960
04/18	$12,862	$13,587	$13,250	$13,002
05/18	$12,914	$13,934	$13,365	$13,080
06/18	$12,929	$14,024	$13,420	$13,112
07/18	$13,386	$14,508	$14,018	$13,631
08/18	$13,505	$15,008	$14,243	$13,832
09/18	$13,587	$15,065	$14,422	$13,860
10/18	$12,934	$13,999	$13,844	$13,142
11/18	$13,397	$14,284	$14,379	$13,534
12/18	$12,256	$12,983	$13,192	$12,235
01/19	$13,140	$14,071	$13,898	$13,187
02/19	$13,618	$14,548	$14,467	$13,608
03/19	$13,787	$14,801	$14,560	$13,695
04/19	$14,168	$15,399	$14,799	$14,181
05/19	$13,325	$14,417	$13,842	$13,269
06/19	$14,152	$15,430	$14,769	$14,221
07/19	$14,219	$15,669	$14,851	$14,339
08/19	$13,900	$15,382	$14,712	$13,918
09/19	$14,399	$15,649	$15,235	$14,414
10/19	$14,460	$15,980	$15,338	$14,616
11/19	$14,733	$16,584	$15,643	$15,068
12/19	$15,206	$17,063	$15,997	$15,482
01/20	$14,789	$17,082	$15,702	$15,149
02/20	$13,433	$15,686	$14,239	$13,682
03/20	$11,783	$13,613	$12,561	$11,344
04/20	$12,955	$15,412	$13,860	$12,619
05/20	$13,284	$16,225	$14,245	$13,051
06/20	$13,217	$16,584	$14,101	$12,965
07/20	$13,633	$17,555	$14,549	$13,477
08/20	$14,034	$18,843	$15,049	$14,035
09/20	$13,597	$18,155	$14,732	$13,690
10/20	$13,299	$17,717	$14,344	$13,510
11/20	$14,820	$19,803	$15,754	$15,327
12/20	$15,380	$20,640	$16,097	$15,915
01/21	$15,231	$20,470	$15,886	$15,769
02/21	$15,966	$21,064	$16,091	$16,722
03/21	$17,050	$21,861	$17,309	$17,706
04/21	$17,544	$23,037	$17,722	$18,414
05/21	$17,960	$23,147	$18,113	$18,844
06/21	$17,909	$23,727	$17,964	$18,628
07/21	$17,965	$24,220	$18,302	$18,777
08/21	$18,273	$24,921	$18,637	$19,150
09/21	$17,749	$23,776	$17,725	$18,483
10/21	$18,607	$25,426	$18,390	$19,422
11/21	$18,078	$25,085	$18,105	$18,737
12/21	$19,404	$26,101	$19,455	$19,919
01/22	$19,430	$24,629	$19,051	$19,455
02/22	$19,178	$23,953	$18,644	$19,229
03/22	$19,743	$24,762	$19,122	$19,772
04/22	$18,972	$22,554	$18,413	$18,657
05/22	$19,620	$22,520	$18,842	$19,020
06/22	$18,135	$20,634	$17,660	$17,358
07/22	$18,926	$22,556	$18,320	$18,509
08/22	$18,386	$21,690	$17,680	$17,957
09/22	$16,901	$19,683	$16,293	$16,383
10/22	$18,705	$21,261	$17,889	$18,063
11/22	$19,872	$22,412	$19,167	$19,191
12/22	$19,188	$21,108	$18,560	$18,418
01/23	$19,779	$22,524	$18,869	$19,372
02/23	$19,111	$21,988	$18,233	$18,689
03/23	$18,880	$22,683	$18,383	$18,603
04/23	$19,137	$22,964	$18,448	$18,883
05/23	$18,201	$23,071	$17,625	$18,155
06/23	$19,193	$24,629	$18,609	$19,361
07/23	$19,866	$25,476	$19,246	$20,042
08/23	$19,332	$25,031	$18,874	$19,501
09/23	$18,664	$23,854	$18,178	$18,748
10/23	$17,965	$23,278	$17,560	$18,087
11/23	$19,106	$25,452	$18,652	$19,451
12/23	$20,164	$26,708	$19,642	$20,529
01/24	$20,242	$27,081	$19,801	$20,550
02/24	$20,704	$28,543	$20,326	$21,308
03/24	$21,886	$29,458	$21,194	$22,373
04/24	$21,100	$28,205	$20,366	$21,418
05/24	$21,732	$29,533	$20,751	$22,097
06/24	$21,578	$30,510	$20,781	$21,889
07/24	$22,569	$30,954	$21,745	$23,008
08/24	$23,284	$31,688	$22,347	$23,625
09/24	$23,623	$32,366	$22,738	$23,953
10/24	$23,561	$32,139	$22,374	$23,689
11/24	$24,579	$34,209	$23,278	$25,202
12/24	$23,273	$33,255	$21,740	$23,478
01/25	$24,121	$34,313	$22,434	$24,565
02/25	$24,758	$33,713	$23,063	$24,665
03/25	$24,034	$31,762	$22,673	$23,980
04/25	$23,058	$31,573	$21,671	$23,249
05/25	$23,823	$33,589	$22,168	$24,065
06/25	$24,692	$35,290	$22,701	$24,888
07/25	$24,671	$36,074	$22,647	$25,031
08/25	$25,694	$36,833	$23,630	$25,829
09/25	$26,213	$38,110	$23,870	$26,215
10/25	$25,987	$38,932	$23,588	$26,330
11/25	$26,824	$39,027	$24,148	$27,030
12/25	$26,958	$39,030	$24,127	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	15.83	11.88	10.43
Russell 1000® Index	17.37	13.59	14.59
MSCI USA High Dividend Yield Index (Net)	10.98	8.43	9.21
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 936,940,360
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 6,350,739
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$936,940,360
Total number of portfolio holdings	88
Management services fees (represents 0.70% of Fund average net assets)	$6,350,739
Portfolio turnover for the reporting period	30%

Holdings [Text Block]

Equity Sector Allocation

Financials	20.3%
Health Care	13.2%
Information Technology	11.1%
Consumer Staples	9.7%
Industrials	8.8%
Energy	8.0%
Consumer Discretionary	7.6%
Utilities	4.5%
Communication Services	3.9%
Real Estate	3.8%
Other	2.3%

Asset Categories

Common Stocks	93.2%
Convertible Preferred Stocks	4.7%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.5%
Exxon Mobil Corp.	3.5%
Goldman Sachs Group, Inc. (The)	2.9%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.6%
International Business Machines Corp.	2.6%
AbbVie, Inc.	2.5%
Philip Morris International, Inc.	2.2%
Bank of America Corp.	2.0%
Citigroup, Inc.	2.0%

Material Fund Change [Text Block]
C000088786
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the information technology sector also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an electronic components company, Goldman Sachs, a financial services and investment banking company, and Seagate Technology, a data storage company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight positions in the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a packaged food company, Home Depot, a home improvement company, and International Paper Company, a pulp & paper company, were among the top detractors from relative performance for the Fund during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Dividend Opportunity Fund Class 2 ($26,301)	Russell 1000® Index ($39,030)	MSCI USA High Dividend Yield Index (Net) ($24,127)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,760	$9,462	$9,810	$9,483
02/16	$9,854	$9,459	$9,884	$9,481
03/16	$10,443	$10,117	$10,514	$10,164
04/16	$10,569	$10,172	$10,545	$10,377
05/16	$10,683	$10,351	$10,703	$10,539
06/16	$11,028	$10,374	$11,025	$10,630
07/16	$11,205	$10,769	$11,308	$10,938
08/16	$11,049	$10,783	$11,238	$11,023
09/16	$11,043	$10,792	$11,240	$11,000
10/16	$10,866	$10,582	$11,048	$10,829
11/16	$10,991	$10,999	$11,245	$11,448
12/16	$11,341	$11,205	$11,510	$11,734
01/17	$11,445	$11,431	$11,603	$11,818
02/17	$11,821	$11,873	$12,114	$12,242
03/17	$11,805	$11,881	$12,122	$12,118
04/17	$11,774	$12,006	$12,126	$12,095
05/17	$11,914	$12,160	$12,321	$12,083
06/17	$11,904	$12,244	$12,348	$12,281
07/17	$11,961	$12,487	$12,551	$12,444
08/17	$11,862	$12,526	$12,578	$12,299
09/17	$12,259	$12,793	$12,833	$12,663
10/17	$12,280	$13,086	$12,999	$12,755
11/17	$12,692	$13,485	$13,446	$13,146
12/17	$12,942	$13,636	$13,633	$13,337
01/18	$13,375	$14,384	$14,172	$13,853
02/18	$12,822	$13,856	$13,527	$13,192
03/18	$12,650	$13,541	$13,312	$12,960
04/18	$12,791	$13,587	$13,250	$13,002
05/18	$12,838	$13,934	$13,365	$13,080
06/18	$12,848	$14,024	$13,420	$13,112
07/18	$13,302	$14,508	$14,018	$13,631
08/18	$13,417	$15,008	$14,243	$13,832
09/18	$13,495	$15,065	$14,422	$13,860
10/18	$12,848	$13,999	$13,844	$13,142
11/18	$13,302	$14,284	$14,379	$13,534
12/18	$12,165	$12,983	$13,192	$12,235
01/19	$13,041	$14,071	$13,898	$13,187
02/19	$13,511	$14,548	$14,467	$13,608
03/19	$13,678	$14,801	$14,560	$13,695
04/19	$14,048	$15,399	$14,799	$14,181
05/19	$13,213	$14,417	$13,842	$13,269
06/19	$14,032	$15,430	$14,769	$14,221
07/19	$14,095	$15,669	$14,851	$14,339
08/19	$13,777	$15,382	$14,712	$13,918
09/19	$14,267	$15,649	$15,235	$14,414
10/19	$14,324	$15,980	$15,338	$14,616
11/19	$14,596	$16,584	$15,643	$15,068
12/19	$15,055	$17,063	$15,997	$15,482
01/20	$14,637	$17,082	$15,702	$15,149
02/20	$13,297	$15,686	$14,239	$13,682
03/20	$11,659	$13,613	$12,561	$11,344
04/20	$12,817	$15,412	$13,860	$12,619
05/20	$13,140	$16,225	$14,245	$13,051
06/20	$13,072	$16,584	$14,101	$12,965
07/20	$13,485	$17,555	$14,549	$13,477
08/20	$13,871	$18,843	$15,049	$14,035
09/20	$13,438	$18,155	$14,732	$13,690
10/20	$13,140	$17,717	$14,344	$13,510
11/20	$14,643	$19,803	$15,754	$15,327
12/20	$15,190	$20,640	$16,097	$15,915
01/21	$15,039	$20,470	$15,886	$15,769
02/21	$15,764	$21,064	$16,091	$16,722
03/21	$16,834	$21,861	$17,309	$17,706
04/21	$17,313	$23,037	$17,722	$18,414
05/21	$17,720	$23,147	$18,113	$18,844
06/21	$17,668	$23,727	$17,964	$18,628
07/21	$17,720	$24,220	$18,302	$18,777
08/21	$18,018	$24,921	$18,637	$19,150
09/21	$17,496	$23,776	$17,725	$18,483
10/21	$18,341	$25,426	$18,390	$19,422
11/21	$17,819	$25,085	$18,105	$18,737
12/21	$19,124	$26,101	$19,455	$19,919
01/22	$19,139	$24,629	$19,051	$19,455
02/22	$18,894	$23,953	$18,644	$19,229
03/22	$19,442	$24,762	$19,122	$19,772
04/22	$18,680	$22,554	$18,413	$18,657
05/22	$19,317	$22,520	$18,842	$19,020
06/22	$17,846	$20,634	$17,660	$17,358
07/22	$18,623	$22,556	$18,320	$18,509
08/22	$18,086	$21,690	$17,680	$17,957
09/22	$16,620	$19,683	$16,293	$16,383
10/22	$18,393	$21,261	$17,889	$18,063
11/22	$19,536	$22,412	$19,167	$19,191
12/22	$18,858	$21,108	$18,560	$18,418
01/23	$19,437	$22,524	$18,869	$19,372
02/23	$18,779	$21,988	$18,233	$18,689
03/23	$18,545	$22,683	$18,383	$18,603
04/23	$18,795	$22,964	$18,448	$18,883
05/23	$17,872	$23,071	$17,625	$18,155
06/23	$18,842	$24,629	$18,609	$19,361
07/23	$19,499	$25,476	$19,246	$20,042
08/23	$18,972	$25,031	$18,874	$19,501
09/23	$18,310	$23,854	$18,178	$18,748
10/23	$17,621	$23,278	$17,560	$18,087
11/23	$18,738	$25,452	$18,652	$19,451
12/23	$19,770	$26,708	$19,642	$20,529
01/24	$19,843	$27,081	$19,801	$20,550
02/24	$20,292	$28,543	$20,326	$21,308
03/24	$21,445	$29,458	$21,194	$22,373
04/24	$20,668	$28,205	$20,366	$21,418
05/24	$21,288	$29,533	$20,751	$22,097
06/24	$21,132	$30,510	$20,781	$21,889
07/24	$22,097	$30,954	$21,745	$23,008
08/24	$22,791	$31,688	$22,347	$23,625
09/24	$23,119	$32,366	$22,738	$23,953
10/24	$23,052	$32,139	$22,374	$23,689
11/24	$24,043	$34,209	$23,278	$25,202
12/24	$22,760	$33,255	$21,740	$23,478
01/25	$23,584	$34,313	$22,434	$24,565
02/25	$24,204	$33,713	$23,063	$24,665
03/25	$23,495	$31,762	$22,673	$23,980
04/25	$22,530	$31,573	$21,671	$23,249
05/25	$23,276	$33,589	$22,168	$24,065
06/25	$24,121	$35,290	$22,701	$24,888
07/25	$24,095	$36,074	$22,647	$25,031
08/25	$25,091	$36,833	$23,630	$25,829
09/25	$25,592	$38,110	$23,870	$26,215
10/25	$25,363	$38,932	$23,588	$26,330
11/25	$26,176	$39,027	$24,148	$27,030
12/25	$26,301	$39,030	$24,127	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	15.56	11.60	10.15
Russell 1000® Index	17.37	13.59	14.59
MSCI USA High Dividend Yield Index (Net)	10.98	8.43	9.21
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 936,940,360
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 6,350,739
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$936,940,360
Total number of portfolio holdings	88
Management services fees (represents 0.70% of Fund average net assets)	$6,350,739
Portfolio turnover for the reporting period	30%

Holdings [Text Block]

Equity Sector Allocation

Financials	20.3%
Health Care	13.2%
Information Technology	11.1%
Consumer Staples	9.7%
Industrials	8.8%
Energy	8.0%
Consumer Discretionary	7.6%
Utilities	4.5%
Communication Services	3.9%
Real Estate	3.8%
Other	2.3%

Asset Categories

Common Stocks	93.2%
Convertible Preferred Stocks	4.7%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.5%
Exxon Mobil Corp.	3.5%
Goldman Sachs Group, Inc. (The)	2.9%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.6%
International Business Machines Corp.	2.6%
AbbVie, Inc.	2.5%
Philip Morris International, Inc.	2.2%
Bank of America Corp.	2.0%
Citigroup, Inc.	2.0%

Material Fund Change [Text Block]
C000055694
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the information technology sector also buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an electronic components company, Goldman Sachs, a financial services and investment banking company, and Seagate Technology, a data storage company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight positions in the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a packaged food company, Home Depot, a home improvement company, and International Paper Company, a pulp & paper company, were among the top detractors from relative performance for the Fund during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Dividend Opportunity Fund Class 3 ($26,629)	Russell 1000® Index ($39,030)	MSCI USA High Dividend Yield Index (Net) ($24,127)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000	$10,000
01/16	$9,762	$9,462	$9,810	$9,483
02/16	$9,860	$9,459	$9,884	$9,481
03/16	$10,445	$10,117	$10,514	$10,164
04/16	$10,575	$10,172	$10,545	$10,377
05/16	$10,689	$10,351	$10,703	$10,539
06/16	$11,036	$10,374	$11,025	$10,630
07/16	$11,217	$10,769	$11,308	$10,938
08/16	$11,056	$10,783	$11,238	$11,023
09/16	$11,056	$10,792	$11,240	$11,000
10/16	$10,880	$10,582	$11,048	$10,829
11/16	$11,005	$10,999	$11,245	$11,448
12/16	$11,352	$11,205	$11,510	$11,734
01/17	$11,460	$11,431	$11,603	$11,818
02/17	$11,838	$11,873	$12,114	$12,242
03/17	$11,823	$11,881	$12,122	$12,118
04/17	$11,797	$12,006	$12,126	$12,095
05/17	$11,937	$12,160	$12,321	$12,083
06/17	$11,926	$12,244	$12,348	$12,281
07/17	$11,983	$12,487	$12,551	$12,444
08/17	$11,885	$12,526	$12,578	$12,299
09/17	$12,289	$12,793	$12,833	$12,663
10/17	$12,310	$13,086	$12,999	$12,755
11/17	$12,719	$13,485	$13,446	$13,146
12/17	$12,973	$13,636	$13,633	$13,337
01/18	$13,413	$14,384	$14,172	$13,853
02/18	$12,859	$13,856	$13,527	$13,192
03/18	$12,688	$13,541	$13,312	$12,960
04/18	$12,828	$13,587	$13,250	$13,002
05/18	$12,879	$13,934	$13,365	$13,080
06/18	$12,890	$14,024	$13,420	$13,112
07/18	$13,345	$14,508	$14,018	$13,631
08/18	$13,465	$15,008	$14,243	$13,832
09/18	$13,542	$15,065	$14,422	$13,860
10/18	$12,895	$13,999	$13,844	$13,142
11/18	$13,351	$14,284	$14,379	$13,534
12/18	$12,211	$12,983	$13,192	$12,235
01/19	$13,092	$14,071	$13,898	$13,187
02/19	$13,568	$14,548	$14,467	$13,608
03/19	$13,734	$14,801	$14,560	$13,695
04/19	$14,107	$15,399	$14,799	$14,181
05/19	$13,273	$14,417	$13,842	$13,269
06/19	$14,091	$15,430	$14,769	$14,221
07/19	$14,158	$15,669	$14,851	$14,339
08/19	$13,843	$15,382	$14,712	$13,918
09/19	$14,335	$15,649	$15,235	$14,414
10/19	$14,391	$15,980	$15,338	$14,616
11/19	$14,666	$16,584	$15,643	$15,068
12/19	$15,132	$17,063	$15,997	$15,482
01/20	$14,713	$17,082	$15,702	$15,149
02/20	$13,366	$15,686	$14,239	$13,682
03/20	$11,724	$13,613	$12,561	$11,344
04/20	$12,890	$15,412	$13,860	$12,619
05/20	$13,216	$16,225	$14,245	$13,051
06/20	$13,143	$16,584	$14,101	$12,965
07/20	$13,558	$17,555	$14,549	$13,477
08/20	$13,951	$18,843	$15,049	$14,035
09/20	$13,516	$18,155	$14,732	$13,690
10/20	$13,221	$17,717	$14,344	$13,510
11/20	$14,733	$19,803	$15,754	$15,327
12/20	$15,287	$20,640	$16,097	$15,915
01/21	$15,137	$20,470	$15,886	$15,769
02/21	$15,867	$21,064	$16,091	$16,722
03/21	$16,945	$21,861	$17,309	$17,706
04/21	$17,431	$23,037	$17,722	$18,414
05/21	$17,840	$23,147	$18,113	$18,844
06/21	$17,789	$23,727	$17,964	$18,628
07/21	$17,846	$24,220	$18,302	$18,777
08/21	$18,151	$24,921	$18,637	$19,150
09/21	$17,623	$23,776	$17,725	$18,483
10/21	$18,477	$25,426	$18,390	$19,422
11/21	$17,949	$25,085	$18,105	$18,737
12/21	$19,265	$26,101	$19,455	$19,919
01/22	$19,285	$24,629	$19,051	$19,455
02/22	$19,037	$23,953	$18,644	$19,229
03/22	$19,596	$24,762	$19,122	$19,772
04/22	$18,824	$22,554	$18,413	$18,657
05/22	$19,472	$22,520	$18,842	$19,020
06/22	$17,991	$20,634	$17,660	$17,358
07/22	$18,778	$22,556	$18,320	$18,509
08/22	$18,239	$21,690	$17,680	$17,957
09/22	$16,763	$19,683	$16,293	$16,383
10/22	$18,550	$21,261	$17,889	$18,063
11/22	$19,705	$22,412	$19,167	$19,191
12/22	$19,026	$21,108	$18,560	$18,418
01/23	$19,612	$22,524	$18,869	$19,372
02/23	$18,949	$21,988	$18,233	$18,689
03/23	$18,716	$22,683	$18,383	$18,603
04/23	$18,969	$22,964	$18,448	$18,883
05/23	$18,037	$23,071	$17,625	$18,155
06/23	$19,021	$24,629	$18,609	$19,361
07/23	$19,684	$25,476	$19,246	$20,042
08/23	$19,156	$25,031	$18,874	$19,501
09/23	$18,488	$23,854	$18,178	$18,748
10/23	$17,794	$23,278	$17,560	$18,087
11/23	$18,923	$25,452	$18,652	$19,451
12/23	$19,969	$26,708	$19,642	$20,529
01/24	$20,047	$27,081	$19,801	$20,550
02/24	$20,502	$28,543	$20,326	$21,308
03/24	$21,668	$29,458	$21,194	$22,373
04/24	$20,886	$28,205	$20,366	$21,418
05/24	$21,512	$29,533	$20,751	$22,097
06/24	$21,357	$30,510	$20,781	$21,889
07/24	$22,336	$30,954	$21,745	$23,008
08/24	$23,040	$31,688	$22,347	$23,625
09/24	$23,376	$32,366	$22,738	$23,953
10/24	$23,309	$32,139	$22,374	$23,689
11/24	$24,314	$34,209	$23,278	$25,202
12/24	$23,019	$33,255	$21,740	$23,478
01/25	$23,853	$34,313	$22,434	$24,565
02/25	$24,485	$33,713	$23,063	$24,665
03/25	$23,765	$31,762	$22,673	$23,980
04/25	$22,796	$31,573	$21,671	$23,249
05/25	$23,547	$33,589	$22,168	$24,065
06/25	$24,407	$35,290	$22,701	$24,888
07/25	$24,386	$36,074	$22,647	$25,031
08/25	$25,396	$36,833	$23,630	$25,829
09/25	$25,904	$38,110	$23,870	$26,215
10/25	$25,676	$38,932	$23,588	$26,330
11/25	$26,499	$39,027	$24,148	$27,030
12/25	$26,629	$39,030	$24,127	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	15.68	11.74	10.29
Russell 1000® Index	17.37	13.59	14.59
MSCI USA High Dividend Yield Index (Net)	10.98	8.43	9.21
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 936,940,360
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 6,350,739
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$936,940,360
Total number of portfolio holdings	88
Management services fees (represents 0.70% of Fund average net assets)	$6,350,739
Portfolio turnover for the reporting period	30%

Holdings [Text Block]

Equity Sector Allocation

Financials	20.3%
Health Care	13.2%
Information Technology	11.1%
Consumer Staples	9.7%
Industrials	8.8%
Energy	8.0%
Consumer Discretionary	7.6%
Utilities	4.5%
Communication Services	3.9%
Real Estate	3.8%
Other	2.3%

Asset Categories

Common Stocks	93.2%
Convertible Preferred Stocks	4.7%
Money Market Funds	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.5%
Exxon Mobil Corp.	3.5%
Goldman Sachs Group, Inc. (The)	2.9%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.6%
International Business Machines Corp.	2.6%
AbbVie, Inc.	2.5%
Philip Morris International, Inc.	2.2%
Bank of America Corp.	2.0%
Citigroup, Inc.	2.0%

Material Fund Change [Text Block]
C000112082
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Overall, allocation effects were positive for the Fund’s relative performance. Most notably, allocations to China were positive, with additional positive effects from allocations to both Indonesia and Ecuador.

Selection | Overall, security selection contributed to the Fund’s relative performance. Selection within Mexico was most supportive of the Fund’s relative performance, with additional positive selection effects seen in both Ukraine and Kazakhstan debt.

Currency | Small local currency positions in select countries had a positive impact on the Fund’s relative performance.

Top Performance Detractors

Allocation | While overall portfolio returns were positive, certain positions partially offset positive allocation effects. Most notably, an allocation to Argentina was most negative for the Fund’s overall relative performance. Additionally, negative allocation effects were seen in Lebanon and Mexico debt positions.

Selection | While overall portfolio returns were positive, certain positions partially offset positive security selection. Most notably, positions in Brazil detracted from the Fund’s relative performance, as did additional allocations to Turkey and a portfolio position in cash during the period.

Trading | Trading effects had a negative impact on the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 ($15,204)	JPMorgan Emerging Markets Bond Index - Global ($15,176)
12/15	$10,000	$10,000
01/16	$9,897	$9,980
02/16	$10,057	$10,182
03/16	$10,453	$10,522
04/16	$10,697	$10,723
05/16	$10,685	$10,691
06/16	$11,080	$11,090
07/16	$11,289	$11,262
08/16	$11,510	$11,465
09/16	$11,568	$11,504
10/16	$11,463	$11,335
11/16	$10,941	$10,863
12/16	$11,134	$11,019
01/17	$11,310	$11,178
02/17	$11,556	$11,410
03/17	$11,635	$11,449
04/17	$11,838	$11,636
05/17	$11,957	$11,732
06/17	$11,954	$11,702
07/17	$12,086	$11,779
08/17	$12,302	$11,983
09/17	$12,344	$11,981
10/17	$12,380	$12,003
11/17	$12,405	$11,971
12/17	$12,454	$12,046
01/18	$12,515	$12,023
02/18	$12,331	$11,787
03/18	$12,363	$11,831
04/18	$12,189	$11,658
05/18	$11,965	$11,532
06/18	$11,736	$11,416
07/18	$12,001	$11,651
08/18	$11,647	$11,427
09/18	$11,891	$11,629
10/18	$11,573	$11,370
11/18	$11,458	$11,325
12/18	$11,577	$11,491
01/19	$12,180	$11,998
02/19	$12,296	$12,073
03/19	$12,451	$12,249
04/19	$12,451	$12,263
05/19	$12,465	$12,333
06/19	$12,854	$12,709
07/19	$13,066	$12,855
08/19	$12,828	$12,926
09/19	$12,766	$12,879
10/19	$12,792	$12,927
11/19	$12,779	$12,906
12/19	$13,007	$13,148
01/20	$13,264	$13,377
02/20	$13,155	$13,268
03/20	$11,230	$11,602
04/20	$11,585	$11,857
05/20	$12,267	$12,537
06/20	$12,641	$12,902
07/20	$13,150	$13,379
08/20	$13,260	$13,419
09/20	$13,044	$13,197
10/20	$13,072	$13,181
11/20	$13,670	$13,675
12/20	$13,973	$13,921
01/21	$13,777	$13,752
02/21	$13,496	$13,399
03/21	$13,297	$13,260
04/21	$13,582	$13,514
05/21	$13,724	$13,660
06/21	$13,820	$13,782
07/21	$13,906	$13,856
08/21	$14,035	$13,983
09/21	$13,758	$13,708
10/21	$13,729	$13,717
11/21	$13,440	$13,518
12/21	$13,665	$13,710
01/22	$13,271	$13,314
02/22	$12,513	$12,581
03/22	$12,456	$12,441
04/22	$11,778	$11,759
05/22	$11,822	$11,781
06/22	$11,046	$11,129
07/22	$11,403	$11,485
08/22	$11,329	$11,351
09/22	$10,605	$10,661
10/22	$10,665	$10,670
11/22	$11,465	$11,411
12/22	$11,474	$11,455
01/23	$11,901	$11,811
02/23	$11,566	$11,550
03/23	$11,690	$11,712
04/23	$11,690	$11,771
05/23	$11,613	$11,666
06/23	$11,863	$11,891
07/23	$12,083	$12,082
08/23	$11,863	$11,914
09/23	$11,550	$11,579
10/23	$11,423	$11,411
11/23	$12,107	$12,072
12/23	$12,671	$12,652
01/24	$12,542	$12,503
02/24	$12,655	$12,589
03/24	$12,891	$12,828
04/24	$12,646	$12,571
05/24	$12,891	$12,800
06/24	$12,927	$12,884
07/24	$13,208	$13,119
08/24	$13,490	$13,425
09/24	$13,730	$13,666
10/24	$13,495	$13,421
11/24	$13,680	$13,580
12/24	$13,480	$13,377
01/25	$13,650	$13,541
02/25	$13,888	$13,764
03/25	$13,751	$13,691
04/25	$13,699	$13,679
05/25	$13,837	$13,796
06/25	$14,156	$14,110
07/25	$14,312	$14,276
08/25	$14,539	$14,494
09/25	$14,720	$14,729
10/25	$15,038	$15,053
11/25	$15,091	$15,098
12/25	$15,204	$15,176

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	12.78	1.70	4.28
JPMorgan Emerging Markets Bond Index - Global	13.45	1.74	4.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 400,763,618
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 2,358,560
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$400,763,618
Total number of portfolio holdings	167
Management services fees (represents 0.60% of Fund average net assets)	$2,358,560
Portfolio turnover for the reporting period	46%

Holdings [Text Block]	Asset Categories
Foreign Government Obligations	89.3%
Corporate Bonds & Notes	8.2%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Mexico Government International Bond 02/12/2034 3.500%	2.7%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.6%
Hungary Government International Bond 09/22/2032 6.250%	2.1%
Chile Government International Bond 01/05/2036 4.950%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.8%
DP World PLC 07/02/2037 6.850%	1.7%
Saudi Government International Bond 01/13/2035 5.625%	1.5%
Romanian Government International Bond 02/27/2027 3.000%	1.5%
Petroleos Mexicanos 01/28/2031 5.950%	1.5%

Material Fund Change [Text Block]
C000112083
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Overall, allocation effects were positive for the Fund’s relative performance. Most notably, allocations to China were positive, with additional positive effects from allocations to both Indonesia and Ecuador.

Selection | Overall, security selection contributed to the Fund’s relative performance. Selection within Mexico was most supportive of the Fund’s relative performance, with additional positive selection effects seen in both Ukraine and Kazakhstan debt.

Currency | Small local currency positions in select countries had a positive impact on the Fund’s relative performance.

Top Performance Detractors

Allocation | While overall portfolio returns were positive, certain positions partially offset positive allocation effects. Most notably, an allocation to Argentina was most negative for the Fund’s overall relative performance. Additionally, negative allocation effects were seen in Lebanon and Mexico debt positions.

Selection | While overall portfolio returns were positive, certain positions partially offset positive security selection. Most notably, positions in Brazil detracted from the Fund’s relative performance, as did additional allocations to Turkey and a portfolio position in cash during the period.

Trading | Trading effects had a negative impact on the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 ($14,848)	JPMorgan Emerging Markets Bond Index - Global ($15,176)
12/15	$10,000	$10,000
01/16	$9,897	$9,980
02/16	$10,057	$10,182
03/16	$10,447	$10,522
04/16	$10,691	$10,723
05/16	$10,679	$10,691
06/16	$11,074	$11,090
07/16	$11,284	$11,262
08/16	$11,493	$11,465
09/16	$11,551	$11,504
10/16	$11,446	$11,335
11/16	$10,923	$10,863
12/16	$11,108	$11,019
01/17	$11,283	$11,178
02/17	$11,529	$11,410
03/17	$11,601	$11,449
04/17	$11,803	$11,636
05/17	$11,910	$11,732
06/17	$11,924	$11,702
07/17	$12,043	$11,779
08/17	$12,259	$11,983
09/17	$12,292	$11,981
10/17	$12,328	$12,003
11/17	$12,353	$11,971
12/17	$12,406	$12,046
01/18	$12,455	$12,023
02/18	$12,272	$11,787
03/18	$12,296	$11,831
04/18	$12,123	$11,658
05/18	$11,887	$11,532
06/18	$11,664	$11,416
07/18	$11,928	$11,651
08/18	$11,575	$11,427
09/18	$11,824	$11,629
10/18	$11,494	$11,370
11/18	$11,380	$11,325
12/18	$11,490	$11,491
01/19	$12,091	$11,998
02/19	$12,205	$12,073
03/19	$12,365	$12,249
04/19	$12,352	$12,263
05/19	$12,365	$12,333
06/19	$12,745	$12,709
07/19	$12,955	$12,855
08/19	$12,718	$12,926
09/19	$12,648	$12,879
10/19	$12,675	$12,927
11/19	$12,661	$12,906
12/19	$12,879	$13,148
01/20	$13,134	$13,377
02/20	$13,026	$13,268
03/20	$11,110	$11,602
04/20	$11,475	$11,857
05/20	$12,137	$12,537
06/20	$12,500	$12,902
07/20	$13,004	$13,379
08/20	$13,113	$13,419
09/20	$12,891	$13,197
10/20	$12,918	$13,181
11/20	$13,496	$13,675
12/20	$13,802	$13,921
01/21	$13,608	$13,752
02/21	$13,331	$13,399
03/21	$13,125	$13,260
04/21	$13,406	$13,514
05/21	$13,547	$13,660
06/21	$13,633	$13,782
07/21	$13,718	$13,856
08/21	$13,831	$13,983
09/21	$13,564	$13,708
10/21	$13,535	$13,717
11/21	$13,249	$13,518
12/21	$13,463	$13,710
01/22	$13,075	$13,314
02/22	$12,327	$12,581
03/22	$12,262	$12,441
04/22	$11,594	$11,759
05/22	$11,638	$11,781
06/22	$10,880	$11,129
07/22	$11,232	$11,485
08/22	$11,144	$11,351
09/22	$10,424	$10,661
10/22	$10,483	$10,670
11/22	$11,270	$11,411
12/22	$11,288	$11,455
01/23	$11,693	$11,811
02/23	$11,363	$11,550
03/23	$11,478	$11,712
04/23	$11,494	$11,771
05/23	$11,402	$11,666
06/23	$11,656	$11,891
07/23	$11,857	$12,082
08/23	$11,641	$11,914
09/23	$11,342	$11,579
10/23	$11,201	$11,411
11/23	$11,873	$12,072
12/23	$12,419	$12,652
01/24	$12,292	$12,503
02/24	$12,403	$12,589
03/24	$12,643	$12,828
04/24	$12,403	$12,571
05/24	$12,627	$12,800
06/24	$12,671	$12,884
07/24	$12,931	$13,119
08/24	$13,207	$13,425
09/24	$13,450	$13,666
10/24	$13,203	$13,421
11/24	$13,384	$13,580
12/24	$13,181	$13,377
01/25	$13,347	$13,541
02/25	$13,579	$13,764
03/25	$13,454	$13,691
04/25	$13,387	$13,679
05/25	$13,521	$13,796
06/25	$13,824	$14,110
07/25	$13,978	$14,276
08/25	$14,199	$14,494
09/25	$14,384	$14,729
10/25	$14,695	$15,053
11/25	$14,730	$15,098
12/25	$14,848	$15,176

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.65	1.47	4.03
JPMorgan Emerging Markets Bond Index - Global	13.45	1.74	4.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 400,763,618
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 2,358,560
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$400,763,618
Total number of portfolio holdings	167
Management services fees (represents 0.60% of Fund average net assets)	$2,358,560
Portfolio turnover for the reporting period	46%

Holdings [Text Block]	Asset Categories
Foreign Government Obligations	89.3%
Corporate Bonds & Notes	8.2%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Mexico Government International Bond 02/12/2034 3.500%	2.7%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.6%
Hungary Government International Bond 09/22/2032 6.250%	2.1%
Chile Government International Bond 01/05/2036 4.950%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.8%
DP World PLC 07/02/2037 6.850%	1.7%
Saudi Government International Bond 01/13/2035 5.625%	1.5%
Romanian Government International Bond 02/27/2027 3.000%	1.5%
Petroleos Mexicanos 01/28/2031 5.950%	1.5%

Material Fund Change [Text Block]
C000088773
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Government Money Market Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
AssetsNet	$ 556,618,224
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,618,439
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$556,618,224
Total number of portfolio holdings	58
Management services fees (represents 0.29% of Fund average net assets)	$1,618,439

Holdings [Text Block]	Asset Categories
U.S. Government & Agency Obligations	66.7%
Repurchase Agreements	21.5%
Treasury Bills	9.0%

Largest Holdings [Text Block]

Top Holdings

Tri-party RBC Dominion Securities, Inc. 01/02/2026 3.800%	21.5%
Federal Home Loan Banks 01/02/2026 1.770%	11.0%
U.S. Treasury Bills 01/02/2026 1.820%	5.4%
Federal National Mortgage Association 08/21/2026 3.890%	3.6%
Federal Agricultural Mortgage Corp. 01/06/2027 3.850%	2.9%
U.S. Treasury Bills 01/22/2026 3.530%	2.7%
Federal Home Loan Banks Discount Notes 01/09/2026 3.610%	1.8%
Fannie Mae Discount Notes 01/16/2026 3.380%	1.8%
Federal Agricultural Mortgage Corp. Discount Notes 01/20/2026 3.520%	1.8%
Tennessee Valley Authority Discount Notes 01/21/2026 3.500%	1.8%

C000088774
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Government Money Market Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
AssetsNet	$ 556,618,224
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,618,439
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$556,618,224
Total number of portfolio holdings	58
Management services fees (represents 0.29% of Fund average net assets)	$1,618,439

Holdings [Text Block]	Asset Categories
U.S. Government & Agency Obligations	66.7%
Repurchase Agreements	21.5%
Treasury Bills	9.0%

Largest Holdings [Text Block]

Top Holdings

Tri-party RBC Dominion Securities, Inc. 01/02/2026 3.800%	21.5%
Federal Home Loan Banks 01/02/2026 1.770%	11.0%
U.S. Treasury Bills 01/02/2026 1.820%	5.4%
Federal National Mortgage Association 08/21/2026 3.890%	3.6%
Federal Agricultural Mortgage Corp. 01/06/2027 3.850%	2.9%
U.S. Treasury Bills 01/22/2026 3.530%	2.7%
Federal Home Loan Banks Discount Notes 01/09/2026 3.610%	1.8%
Fannie Mae Discount Notes 01/16/2026 3.380%	1.8%
Federal Agricultural Mortgage Corp. Discount Notes 01/20/2026 3.520%	1.8%
Tennessee Valley Authority Discount Notes 01/21/2026 3.500%	1.8%

C000055686
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Government Money Market Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
AssetsNet	$ 556,618,224
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,618,439
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$556,618,224
Total number of portfolio holdings	58
Management services fees (represents 0.29% of Fund average net assets)	$1,618,439

Holdings [Text Block]	Asset Categories
U.S. Government & Agency Obligations	66.7%
Repurchase Agreements	21.5%
Treasury Bills	9.0%

Largest Holdings [Text Block]

Top Holdings

Tri-party RBC Dominion Securities, Inc. 01/02/2026 3.800%	21.5%
Federal Home Loan Banks 01/02/2026 1.770%	11.0%
U.S. Treasury Bills 01/02/2026 1.820%	5.4%
Federal National Mortgage Association 08/21/2026 3.890%	3.6%
Federal Agricultural Mortgage Corp. 01/06/2027 3.850%	2.9%
U.S. Treasury Bills 01/22/2026 3.530%	2.7%
Federal Home Loan Banks Discount Notes 01/09/2026 3.610%	1.8%
Fannie Mae Discount Notes 01/16/2026 3.380%	1.8%
Federal Agricultural Mortgage Corp. Discount Notes 01/20/2026 3.520%	1.8%
Tennessee Valley Authority Discount Notes 01/21/2026 3.500%	1.8%

C000088759
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocations within printing & publishing, gas distribution, specialty retail and advertising contributed to the Fund’s relative performance during the period.

Selection | Security selection within specialty retail, support-services, electric-generation, advertising and gas distribution also positively impacted the Fund’s relative performance.

Credit | Allocations to BB, B, and CCC & lower rated debt all contributed to the Fund’s performance during the period.

Top Performance Detractors

Allocation | Allocations in chemicals, media content and satellites weighed on the Fund’s relative performance during the period.

Selection | Selection within chemicals, real estate investment trusts (REITs) and cable & satellite TV detracted from the Fund’s relative performance.

Credit | The Fund’s cash allocation during the period had a negative effect on performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – High Yield Bond Fund Class 1 ($17,543)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000
01/16	$9,923	$10,138	$9,842
02/16	$10,046	$10,210	$9,889
03/16	$10,294	$10,303	$10,323
04/16	$10,557	$10,343	$10,733
05/16	$10,557	$10,345	$10,804
06/16	$10,588	$10,531	$10,920
07/16	$10,821	$10,598	$11,197
08/16	$11,052	$10,586	$11,446
09/16	$11,101	$10,580	$11,521
10/16	$11,068	$10,499	$11,555
11/16	$11,019	$10,250	$11,509
12/16	$11,184	$10,265	$11,734
01/17	$11,299	$10,285	$11,892
02/17	$11,447	$10,354	$12,077
03/17	$11,414	$10,349	$12,052
04/17	$11,546	$10,428	$12,188
05/17	$11,645	$10,509	$12,298
06/17	$11,678	$10,498	$12,311
07/17	$11,827	$10,543	$12,454
08/17	$11,827	$10,638	$12,451
09/17	$11,896	$10,587	$12,563
10/17	$11,931	$10,593	$12,611
11/17	$11,896	$10,580	$12,576
12/17	$11,914	$10,628	$12,612
01/18	$11,948	$10,506	$12,693
02/18	$11,792	$10,406	$12,573
03/18	$11,705	$10,473	$12,494
04/18	$11,757	$10,395	$12,577
05/18	$11,705	$10,469	$12,575
06/18	$11,722	$10,456	$12,619
07/18	$11,879	$10,459	$12,761
08/18	$11,990	$10,526	$12,852
09/18	$12,064	$10,458	$12,927
10/18	$11,842	$10,376	$12,715
11/18	$11,750	$10,438	$12,602
12/18	$11,454	$10,630	$12,327
01/19	$12,027	$10,742	$12,893
02/19	$12,230	$10,736	$13,110
03/19	$12,341	$10,942	$13,239
04/19	$12,544	$10,945	$13,424
05/19	$12,415	$11,139	$13,253
06/19	$12,747	$11,279	$13,579
07/19	$12,827	$11,304	$13,648
08/19	$12,964	$11,597	$13,703
09/19	$13,028	$11,535	$13,746
10/19	$13,087	$11,570	$13,778
11/19	$13,166	$11,564	$13,815
12/19	$13,401	$11,556	$14,102
01/20	$13,381	$11,778	$14,103
02/20	$13,185	$11,990	$13,885
03/20	$11,753	$11,920	$12,258
04/20	$12,204	$12,132	$12,724
05/20	$12,832	$12,188	$13,302
06/20	$12,891	$12,265	$13,425
07/20	$13,546	$12,448	$14,062
08/20	$13,629	$12,348	$14,203
09/20	$13,463	$12,341	$14,056
10/20	$13,504	$12,286	$14,120
11/20	$14,024	$12,406	$14,681
12/20	$14,295	$12,424	$14,962
01/21	$14,295	$12,334	$15,010
02/21	$14,337	$12,156	$15,060
03/21	$14,357	$12,005	$15,084
04/21	$14,524	$12,099	$15,249
05/21	$14,545	$12,139	$15,291
06/21	$14,753	$12,224	$15,498
07/21	$14,788	$12,361	$15,555
08/21	$14,897	$12,337	$15,641
09/21	$14,875	$12,231	$15,645
10/21	$14,854	$12,227	$15,617
11/21	$14,700	$12,263	$15,455
12/21	$15,007	$12,232	$15,752
01/22	$14,569	$11,968	$15,320
02/22	$14,459	$11,835	$15,180
03/22	$14,350	$11,506	$15,042
04/22	$13,846	$11,069	$14,494
05/22	$13,890	$11,141	$14,537
06/22	$12,948	$10,966	$13,549
07/22	$13,774	$11,234	$14,366
08/22	$13,448	$10,917	$14,018
09/22	$12,912	$10,445	$13,457
10/22	$13,285	$10,310	$13,844
11/22	$13,541	$10,689	$14,110
12/22	$13,425	$10,641	$14,004
01/23	$13,891	$10,968	$14,547
02/23	$13,681	$10,684	$14,359
03/23	$13,891	$10,956	$14,518
04/23	$14,007	$11,022	$14,658
05/23	$13,867	$10,902	$14,517
06/23	$14,077	$10,863	$14,752
07/23	$14,248	$10,856	$14,963
08/23	$14,297	$10,786	$15,008
09/23	$14,100	$10,512	$14,830
10/23	$13,977	$10,346	$14,645
11/23	$14,568	$10,815	$15,316
12/23	$15,061	$11,229	$15,882
01/24	$15,037	$11,198	$15,883
02/24	$15,061	$11,040	$15,926
03/24	$15,209	$11,142	$16,114
04/24	$15,111	$10,860	$15,952
05/24	$15,308	$11,044	$16,128
06/24	$15,456	$11,149	$16,280
07/24	$15,704	$11,409	$16,597
08/24	$15,965	$11,573	$16,864
09/24	$16,148	$11,728	$17,137
10/24	$16,018	$11,437	$17,040
11/24	$16,201	$11,558	$17,234
12/24	$16,122	$11,369	$17,159
01/25	$16,332	$11,430	$17,397
02/25	$16,410	$11,681	$17,513
03/25	$16,279	$11,685	$17,325
04/25	$16,332	$11,731	$17,326
05/25	$16,620	$11,647	$17,618
06/25	$16,934	$11,826	$17,943
07/25	$16,986	$11,795	$18,013
08/25	$17,181	$11,936	$18,237
09/25	$17,292	$12,067	$18,375
10/25	$17,348	$12,142	$18,412
11/25	$17,431	$12,217	$18,507
12/25	$17,543	$12,199	$18,626

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	8.81	4.18	5.78
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 293,921,076
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 1,869,854
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$293,921,076
Total number of portfolio holdings	499
Management services fees (represents 0.65% of Fund average net assets)	$1,869,854
Portfolio turnover for the reporting period	48%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.0%
Exchange-Traded Fixed Income Funds	1.6%
Money Market Funds	1.5%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.6%
Alliant Holdings Intermediate LLC/Co-Issuer 10/01/2032 7.375%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Material Fund Change [Text Block]
C000088760
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocations within printing & publishing, gas distribution, specialty retail and advertising contributed to the Fund’s relative performance during the period.

Selection | Security selection within specialty retail, support-services, electric-generation, advertising and gas distribution also positively impacted the Fund’s relative performance.

Credit | Allocations to BB, B, and CCC & lower rated debt all contributed to the Fund’s performance during the period.

Top Performance Detractors

Allocation | Allocations in chemicals, media content and satellites weighed on the Fund’s relative performance during the period.

Selection | Selection within chemicals, real estate investment trusts (REITs) and cable & satellite TV detracted from the Fund’s relative performance.

Credit | The Fund’s cash allocation during the period had a negative effect on performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – High Yield Bond Fund Class 2 ($17,096)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000
01/16	$9,922	$10,138	$9,842
02/16	$10,031	$10,210	$9,889
03/16	$10,296	$10,303	$10,323
04/16	$10,546	$10,343	$10,733
05/16	$10,546	$10,345	$10,804
06/16	$10,577	$10,531	$10,920
07/16	$10,801	$10,598	$11,197
08/16	$11,033	$10,586	$11,446
09/16	$11,066	$10,580	$11,521
10/16	$11,049	$10,499	$11,555
11/16	$10,983	$10,250	$11,509
12/16	$11,165	$10,265	$11,734
01/17	$11,281	$10,285	$11,892
02/17	$11,414	$10,354	$12,077
03/17	$11,381	$10,349	$12,052
04/17	$11,513	$10,428	$12,188
05/17	$11,612	$10,509	$12,298
06/17	$11,646	$10,498	$12,311
07/17	$11,784	$10,543	$12,454
08/17	$11,784	$10,638	$12,451
09/17	$11,854	$10,587	$12,563
10/17	$11,889	$10,593	$12,611
11/17	$11,854	$10,580	$12,576
12/17	$11,854	$10,628	$12,612
01/18	$11,889	$10,506	$12,693
02/18	$11,732	$10,406	$12,573
03/18	$11,644	$10,473	$12,494
04/18	$11,697	$10,395	$12,577
05/18	$11,644	$10,469	$12,575
06/18	$11,644	$10,456	$12,619
07/18	$11,806	$10,459	$12,761
08/18	$11,917	$10,526	$12,852
09/18	$11,972	$10,458	$12,927
10/18	$11,769	$10,376	$12,715
11/18	$11,658	$10,438	$12,602
12/18	$11,380	$10,630	$12,327
01/19	$11,935	$10,742	$12,893
02/19	$12,139	$10,736	$13,110
03/19	$12,250	$10,942	$13,239
04/19	$12,435	$10,945	$13,424
05/19	$12,305	$11,139	$13,253
06/19	$12,620	$11,279	$13,579
07/19	$12,706	$11,304	$13,648
08/19	$12,823	$11,597	$13,703
09/19	$12,907	$11,535	$13,746
10/19	$12,966	$11,570	$13,778
11/19	$13,045	$11,564	$13,815
12/19	$13,260	$11,556	$14,102
01/20	$13,241	$11,778	$14,103
02/20	$13,045	$11,990	$13,885
03/20	$11,632	$11,920	$12,258
04/20	$12,064	$12,132	$12,724
05/20	$12,672	$12,188	$13,302
06/20	$12,731	$12,265	$13,425
07/20	$13,391	$12,448	$14,062
08/20	$13,453	$12,348	$14,203
09/20	$13,308	$12,341	$14,056
10/20	$13,349	$12,286	$14,120
11/20	$13,847	$12,406	$14,681
12/20	$14,097	$12,424	$14,962
01/21	$14,117	$12,334	$15,010
02/21	$14,159	$12,156	$15,060
03/21	$14,159	$12,005	$15,084
04/21	$14,325	$12,099	$15,249
05/21	$14,346	$12,139	$15,291
06/21	$14,553	$12,224	$15,498
07/21	$14,597	$12,361	$15,555
08/21	$14,684	$12,337	$15,641
09/21	$14,662	$12,231	$15,645
10/21	$14,640	$12,227	$15,617
11/21	$14,488	$12,263	$15,455
12/21	$14,771	$12,232	$15,752
01/22	$14,335	$11,968	$15,320
02/22	$14,248	$11,835	$15,180
03/22	$14,139	$11,506	$15,042
04/22	$13,615	$11,069	$14,494
05/22	$13,659	$11,141	$14,537
06/22	$12,742	$10,966	$13,549
07/22	$13,550	$11,234	$14,366
08/22	$13,225	$10,917	$14,018
09/22	$12,693	$10,445	$13,457
10/22	$13,063	$10,310	$13,844
11/22	$13,318	$10,689	$14,110
12/22	$13,179	$10,641	$14,004
01/23	$13,642	$10,968	$14,547
02/23	$13,434	$10,684	$14,359
03/23	$13,642	$10,956	$14,518
04/23	$13,758	$11,022	$14,658
05/23	$13,619	$10,902	$14,517
06/23	$13,804	$10,863	$14,752
07/23	$13,985	$10,856	$14,963
08/23	$14,010	$10,786	$15,008
09/23	$13,839	$10,512	$14,830
10/23	$13,692	$10,346	$14,645
11/23	$14,279	$10,815	$15,316
12/23	$14,743	$11,229	$15,882
01/24	$14,743	$11,198	$15,883
02/24	$14,743	$11,040	$15,926
03/24	$14,890	$11,142	$16,114
04/24	$14,792	$10,860	$15,952
05/24	$14,988	$11,044	$16,128
06/24	$15,110	$11,149	$16,280
07/24	$15,369	$11,409	$16,597
08/24	$15,602	$11,573	$16,864
09/24	$15,783	$11,728	$17,137
10/24	$15,680	$11,437	$17,040
11/24	$15,835	$11,558	$17,234
12/24	$15,757	$11,369	$17,159
01/25	$15,965	$11,430	$17,397
02/25	$16,042	$11,681	$17,513
03/25	$15,913	$11,685	$17,325
04/25	$15,939	$11,731	$17,326
05/25	$16,250	$11,647	$17,618
06/25	$16,535	$11,826	$17,943
07/25	$16,573	$11,795	$18,013
08/25	$16,766	$11,936	$18,237
09/25	$16,876	$12,067	$18,375
10/25	$16,903	$12,142	$18,412
11/25	$16,986	$12,217	$18,507
12/25	$17,096	$12,199	$18,626

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.49	3.93	5.51
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 293,921,076
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 1,869,854
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$293,921,076
Total number of portfolio holdings	499
Management services fees (represents 0.65% of Fund average net assets)	$1,869,854
Portfolio turnover for the reporting period	48%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.0%
Exchange-Traded Fixed Income Funds	1.6%
Money Market Funds	1.5%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.6%
Alliant Holdings Intermediate LLC/Co-Issuer 10/01/2032 7.375%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Material Fund Change [Text Block]
C000055678
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocations within printing & publishing, gas distribution, specialty retail and advertising contributed to the Fund’s relative performance during the period.

Selection | Security selection within specialty retail, support-services, electric-generation, advertising and gas distribution also positively impacted the Fund’s relative performance.

Credit | Allocations to BB, B, and CCC & lower rated debt all contributed to the Fund’s performance during the period.

Top Performance Detractors

Allocation | Allocations in chemicals, media content and satellites weighed on the Fund’s relative performance during the period.

Selection | Selection within chemicals, real estate investment trusts (REITs) and cable & satellite TV detracted from the Fund’s relative performance.

Credit | The Fund’s cash allocation during the period had a negative effect on performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – High Yield Bond Fund Class 3 ($17,292)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000
01/16	$9,907	$10,138	$9,842
02/16	$10,031	$10,210	$9,889
03/16	$10,295	$10,303	$10,323
04/16	$10,543	$10,343	$10,733
05/16	$10,543	$10,345	$10,804
06/16	$10,589	$10,531	$10,920
07/16	$10,810	$10,598	$11,197
08/16	$11,040	$10,586	$11,446
09/16	$11,073	$10,580	$11,521
10/16	$11,057	$10,499	$11,555
11/16	$10,991	$10,250	$11,509
12/16	$11,172	$10,265	$11,734
01/17	$11,288	$10,285	$11,892
02/17	$11,436	$10,354	$12,077
03/17	$11,403	$10,349	$12,052
04/17	$11,518	$10,428	$12,188
05/17	$11,634	$10,509	$12,298
06/17	$11,667	$10,498	$12,311
07/17	$11,801	$10,543	$12,454
08/17	$11,801	$10,638	$12,451
09/17	$11,871	$10,587	$12,563
10/17	$11,906	$10,593	$12,611
11/17	$11,871	$10,580	$12,576
12/17	$11,888	$10,628	$12,612
01/18	$11,923	$10,506	$12,693
02/18	$11,766	$10,406	$12,573
03/18	$11,662	$10,473	$12,494
04/18	$11,731	$10,395	$12,577
05/18	$11,662	$10,469	$12,575
06/18	$11,679	$10,456	$12,619
07/18	$11,837	$10,459	$12,761
08/18	$11,948	$10,526	$12,852
09/18	$12,021	$10,458	$12,927
10/18	$11,800	$10,376	$12,715
11/18	$11,708	$10,438	$12,602
12/18	$11,413	$10,630	$12,327
01/19	$11,984	$10,742	$12,893
02/19	$12,187	$10,736	$13,110
03/19	$12,298	$10,942	$13,239
04/19	$12,482	$10,945	$13,424
05/19	$12,335	$11,139	$13,253
06/19	$12,685	$11,279	$13,579
07/19	$12,768	$11,304	$13,648
08/19	$12,885	$11,597	$13,703
09/19	$12,969	$11,535	$13,746
10/19	$13,027	$11,570	$13,778
11/19	$13,086	$11,564	$13,815
12/19	$13,321	$11,556	$14,102
01/20	$13,301	$11,778	$14,103
02/20	$13,106	$11,990	$13,885
03/20	$11,678	$11,920	$12,258
04/20	$12,128	$12,132	$12,724
05/20	$12,734	$12,188	$13,302
06/20	$12,793	$12,265	$13,425
07/20	$13,468	$12,448	$14,062
08/20	$13,530	$12,348	$14,203
09/20	$13,364	$12,341	$14,056
10/20	$13,406	$12,286	$14,120
11/20	$13,924	$12,406	$14,681
12/20	$14,193	$12,424	$14,962
01/21	$14,193	$12,334	$15,010
02/21	$14,234	$12,156	$15,060
03/21	$14,255	$12,005	$15,084
04/21	$14,421	$12,099	$15,249
05/21	$14,421	$12,139	$15,291
06/21	$14,649	$12,224	$15,498
07/21	$14,687	$12,361	$15,555
08/21	$14,774	$12,337	$15,641
09/21	$14,752	$12,231	$15,645
10/21	$14,730	$12,227	$15,617
11/21	$14,578	$12,263	$15,455
12/21	$14,883	$12,232	$15,752
01/22	$14,447	$11,968	$15,320
02/22	$14,338	$11,835	$15,180
03/22	$14,229	$11,506	$15,042
04/22	$13,706	$11,069	$14,494
05/22	$13,772	$11,141	$14,537
06/22	$12,835	$10,966	$13,549
07/22	$13,660	$11,234	$14,366
08/22	$13,336	$10,917	$14,018
09/22	$12,804	$10,445	$13,457
10/22	$13,174	$10,310	$13,844
11/22	$13,429	$10,689	$14,110
12/22	$13,290	$10,641	$14,004
01/23	$13,753	$10,968	$14,547
02/23	$13,545	$10,684	$14,359
03/23	$13,753	$10,956	$14,518
04/23	$13,869	$11,022	$14,658
05/23	$13,730	$10,902	$14,517
06/23	$13,938	$10,863	$14,752
07/23	$14,113	$10,856	$14,963
08/23	$14,137	$10,786	$15,008
09/23	$13,966	$10,512	$14,830
10/23	$13,819	$10,346	$14,645
11/23	$14,406	$10,815	$15,316
12/23	$14,896	$11,229	$15,882
01/24	$14,871	$11,198	$15,883
02/24	$14,896	$11,040	$15,926
03/24	$15,042	$11,142	$16,114
04/24	$14,944	$10,860	$15,952
05/24	$15,116	$11,044	$16,128
06/24	$15,262	$11,149	$16,280
07/24	$15,541	$11,409	$16,597
08/24	$15,775	$11,573	$16,864
09/24	$15,956	$11,728	$17,137
10/24	$15,827	$11,437	$17,040
11/24	$16,008	$11,558	$17,234
12/24	$15,930	$11,369	$17,159
01/25	$16,138	$11,430	$17,397
02/25	$16,216	$11,681	$17,513
03/25	$16,060	$11,685	$17,325
04/25	$16,112	$11,731	$17,326
05/25	$16,423	$11,647	$17,618
06/25	$16,709	$11,826	$17,943
07/25	$16,768	$11,795	$18,013
08/25	$16,961	$11,936	$18,237
09/25	$17,071	$12,067	$18,375
10/25	$17,098	$12,142	$18,412
11/25	$17,209	$12,217	$18,507
12/25	$17,292	$12,199	$18,626

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	8.54	4.03	5.63
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 293,921,076
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 1,869,854
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$293,921,076
Total number of portfolio holdings	499
Management services fees (represents 0.65% of Fund average net assets)	$1,869,854
Portfolio turnover for the reporting period	48%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.0%
Exchange-Traded Fixed Income Funds	1.6%
Money Market Funds	1.5%
Senior Loans	1.4%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.6%
Alliant Holdings Intermediate LLC/Co-Issuer 10/01/2032 7.375%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Material Fund Change [Text Block]
C000088761
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation within forestry & paper, gas distribution and automakers contributed to the Fund’s performance versus the benchmark during the period.

Selection | Overall security selection was positive for the Fund, particularly in specialty retail companies, support services and advertising companies.

Credit | Allocations to BB, B, and CCC & lower rated debt contributed to positive Fund returns for the period.

Top Performance Detractors

Allocation | Allocation effects were overall negative during the period, with the exception of a few areas already noted above. Most notably, Fund allocations in chemicals, media content and food & drug retailers detracted most from the Fund’s relative performance.

Selection | Despite overall positive selection effects, some security selection partially offset the Fund’s relative performance. Most notable was selection within chemical companies, followed by food – wholesale and real estate investment trusts (REITs).

Credit | The Fund’s cash allocation during the period also negatively impacted relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Income Opportunities Fund Class 1 ($16,958)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
12/15	$10,000	$10,000	$10,000
01/16	$9,901	$10,138	$9,876
02/16	$10,012	$10,210	$9,957
03/16	$10,273	$10,303	$10,316
04/16	$10,508	$10,343	$10,663
05/16	$10,508	$10,345	$10,698
06/16	$10,535	$10,531	$10,793
07/16	$10,770	$10,598	$11,057
08/16	$11,005	$10,586	$11,279
09/16	$11,034	$10,580	$11,332
10/16	$11,020	$10,499	$11,347
11/16	$10,932	$10,250	$11,287
12/16	$11,093	$10,265	$11,476
01/17	$11,225	$10,285	$11,607
02/17	$11,386	$10,354	$11,755
03/17	$11,342	$10,349	$11,738
04/17	$11,475	$10,428	$11,881
05/17	$11,563	$10,509	$11,978
06/17	$11,602	$10,498	$11,996
07/17	$11,742	$10,543	$12,123
08/17	$11,727	$10,638	$12,135
09/17	$11,805	$10,587	$12,229
10/17	$11,852	$10,593	$12,284
11/17	$11,805	$10,580	$12,252
12/17	$11,820	$10,628	$12,276
01/18	$11,836	$10,506	$12,329
02/18	$11,680	$10,406	$12,208
03/18	$11,586	$10,473	$12,140
04/18	$11,648	$10,395	$12,207
05/18	$11,586	$10,469	$12,192
06/18	$11,607	$10,456	$12,219
07/18	$11,755	$10,459	$12,350
08/18	$11,887	$10,526	$12,447
09/18	$11,937	$10,458	$12,510
10/18	$11,739	$10,376	$12,326
11/18	$11,657	$10,438	$12,259
12/18	$11,377	$10,630	$12,026
01/19	$11,937	$10,742	$12,559
02/19	$12,118	$10,736	$12,766
03/19	$12,233	$10,942	$12,909
04/19	$12,414	$10,945	$13,074
05/19	$12,282	$11,139	$12,937
06/19	$12,623	$11,279	$13,272
07/19	$12,693	$11,304	$13,350
08/19	$12,831	$11,597	$13,447
09/19	$12,903	$11,535	$13,494
10/19	$12,955	$11,570	$13,538
11/19	$13,042	$11,564	$13,620
12/19	$13,250	$11,556	$13,840
01/20	$13,233	$11,778	$13,850
02/20	$13,042	$11,990	$13,651
03/20	$11,655	$11,920	$12,198
04/20	$12,123	$12,132	$12,708
05/20	$12,678	$12,188	$13,264
06/20	$12,713	$12,265	$13,347
07/20	$13,358	$12,448	$13,990
08/20	$13,431	$12,348	$14,098
09/20	$13,267	$12,341	$13,926
10/20	$13,322	$12,286	$13,990
11/20	$13,795	$12,406	$14,483
12/20	$14,032	$12,424	$14,715
01/21	$14,013	$12,334	$14,729
02/21	$14,050	$12,156	$14,751
03/21	$14,050	$12,005	$14,756
04/21	$14,195	$12,099	$14,911
05/21	$14,214	$12,139	$14,945
06/21	$14,414	$12,224	$15,135
07/21	$14,462	$12,361	$15,202
08/21	$14,542	$12,337	$15,283
09/21	$14,542	$12,231	$15,277
10/21	$14,502	$12,227	$15,251
11/21	$14,362	$12,263	$15,100
12/21	$14,663	$12,232	$15,388
01/22	$14,222	$11,968	$14,951
02/22	$14,122	$11,835	$14,816
03/22	$14,022	$11,506	$14,683
04/22	$13,522	$11,069	$14,158
05/22	$13,622	$11,141	$14,252
06/22	$12,722	$10,966	$13,289
07/22	$13,524	$11,234	$14,109
08/22	$13,217	$10,917	$13,722
09/22	$12,711	$10,445	$13,189
10/22	$13,063	$10,310	$13,583
11/22	$13,304	$10,689	$13,863
12/22	$13,195	$10,641	$13,758
01/23	$13,634	$10,968	$14,254
02/23	$13,414	$10,684	$14,045
03/23	$13,634	$10,956	$14,246
04/23	$13,744	$11,022	$14,368
05/23	$13,612	$10,902	$14,226
06/23	$13,788	$10,863	$14,424
07/23	$13,955	$10,856	$14,611
08/23	$14,001	$10,786	$14,640
09/23	$13,816	$10,512	$14,456
10/23	$13,700	$10,346	$14,316
11/23	$14,279	$10,815	$14,973
12/23	$14,720	$11,229	$15,485
01/24	$14,720	$11,198	$15,496
02/24	$14,720	$11,040	$15,504
03/24	$14,882	$11,142	$15,686
04/24	$14,789	$10,860	$15,542
05/24	$14,952	$11,044	$15,716
06/24	$15,114	$11,149	$15,876
07/24	$15,344	$11,409	$16,141
08/24	$15,564	$11,573	$16,389
09/24	$15,712	$11,728	$16,573
10/24	$15,589	$11,437	$16,453
11/24	$15,736	$11,558	$16,630
12/24	$15,589	$11,369	$16,543
01/25	$15,810	$11,430	$16,765
02/25	$15,908	$11,681	$16,878
03/25	$15,761	$11,685	$16,734
04/25	$15,835	$11,731	$16,746
05/25	$16,105	$11,647	$16,997
06/25	$16,399	$11,826	$17,314
07/25	$16,432	$11,795	$17,360
08/25	$16,633	$11,936	$17,566
09/25	$16,733	$12,067	$17,705
10/25	$16,758	$12,142	$17,753
11/25	$16,858	$12,217	$17,869
12/25	$16,958	$12,199	$17,980

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	8.78	3.86	5.42
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA BB-B US Cash Pay High Yield Constrained Index	8.69	4.09	6.04

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 520,738,396
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 3,359,451
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$520,738,396
Total number of portfolio holdings	483
Management services fees (represents 0.65% of Fund average net assets)	$3,359,451
Portfolio turnover for the reporting period	44%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.3%
Senior Loans	1.6%
Money Market Funds	1.4%
Exchange-Traded Fixed Income Funds	1.3%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia Short Duration High Yield ETF	1.3%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
Shift4 Payments LLC/Finance Sub, Inc. 08/15/2032 6.750%	0.5%

Material Fund Change [Text Block]
C000088762
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation within forestry & paper, gas distribution and automakers contributed to the Fund’s performance versus the benchmark during the period.

Selection | Overall security selection was positive for the Fund, particularly in specialty retail companies, support services and advertising companies.

Credit | Allocations to BB, B, and CCC & lower rated debt contributed to positive Fund returns for the period.

Top Performance Detractors

Allocation | Allocation effects were overall negative during the period, with the exception of a few areas already noted above. Most notably, Fund allocations in chemicals, media content and food & drug retailers detracted most from the Fund’s relative performance.

Selection | Despite overall positive selection effects, some security selection partially offset the Fund’s relative performance. Most notable was selection within chemical companies, followed by food – wholesale and real estate investment trusts (REITs).

Credit | The Fund’s cash allocation during the period also negatively impacted relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Income Opportunities Fund Class 2 ($16,561)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
12/15	$10,000	$10,000	$10,000
01/16	$9,900	$10,138	$9,876
02/16	$10,012	$10,210	$9,957
03/16	$10,274	$10,303	$10,316
04/16	$10,511	$10,343	$10,663
05/16	$10,511	$10,345	$10,698
06/16	$10,535	$10,531	$10,793
07/16	$10,771	$10,598	$11,057
08/16	$10,992	$10,586	$11,279
09/16	$11,021	$10,580	$11,332
10/16	$11,007	$10,499	$11,347
11/16	$10,918	$10,250	$11,287
12/16	$11,080	$10,265	$11,476
01/17	$11,213	$10,285	$11,607
02/17	$11,360	$10,354	$11,755
03/17	$11,316	$10,349	$11,738
04/17	$11,449	$10,428	$11,881
05/17	$11,537	$10,509	$11,978
06/17	$11,579	$10,498	$11,996
07/17	$11,704	$10,543	$12,123
08/17	$11,704	$10,638	$12,135
09/17	$11,767	$10,587	$12,229
10/17	$11,814	$10,593	$12,284
11/17	$11,767	$10,580	$12,252
12/17	$11,767	$10,628	$12,276
01/18	$11,798	$10,506	$12,329
02/18	$11,642	$10,406	$12,208
03/18	$11,532	$10,473	$12,140
04/18	$11,595	$10,395	$12,207
05/18	$11,532	$10,469	$12,192
06/18	$11,538	$10,456	$12,219
07/18	$11,703	$10,459	$12,350
08/18	$11,818	$10,526	$12,447
09/18	$11,867	$10,458	$12,510
10/18	$11,670	$10,376	$12,326
11/18	$11,587	$10,438	$12,259
12/18	$11,308	$10,630	$12,026
01/19	$11,851	$10,742	$12,559
02/19	$12,032	$10,736	$12,766
03/19	$12,147	$10,942	$12,909
04/19	$12,328	$10,945	$13,074
05/19	$12,196	$11,139	$12,937
06/19	$12,523	$11,279	$13,272
07/19	$12,592	$11,304	$13,350
08/19	$12,730	$11,597	$13,447
09/19	$12,785	$11,535	$13,494
10/19	$12,837	$11,570	$13,538
11/19	$12,923	$11,564	$13,620
12/19	$13,131	$11,556	$13,840
01/20	$13,114	$11,778	$13,850
02/20	$12,923	$11,990	$13,651
03/20	$11,539	$11,920	$12,198
04/20	$12,006	$12,132	$12,708
05/20	$12,560	$12,188	$13,264
06/20	$12,577	$12,265	$13,347
07/20	$13,224	$12,448	$13,990
08/20	$13,278	$12,348	$14,098
09/20	$13,115	$12,341	$13,926
10/20	$13,169	$12,286	$13,990
11/20	$13,640	$12,406	$14,483
12/20	$13,876	$12,424	$14,715
01/21	$13,858	$12,334	$14,729
02/21	$13,876	$12,156	$14,751
03/21	$13,858	$12,005	$14,756
04/21	$14,021	$12,099	$14,911
05/21	$14,039	$12,139	$14,945
06/21	$14,220	$12,224	$15,135
07/21	$14,271	$12,361	$15,202
08/21	$14,351	$12,337	$15,283
09/21	$14,331	$12,231	$15,277
10/21	$14,311	$12,227	$15,251
11/21	$14,172	$12,263	$15,100
12/21	$14,450	$12,232	$15,388
01/22	$14,033	$11,968	$14,951
02/22	$13,914	$11,835	$14,816
03/22	$13,814	$11,506	$14,683
04/22	$13,317	$11,069	$14,158
05/22	$13,397	$11,141	$14,252
06/22	$12,522	$10,966	$13,289
07/22	$13,301	$11,234	$14,109
08/22	$12,996	$10,917	$13,722
09/22	$12,494	$10,445	$13,189
10/22	$12,843	$10,310	$13,583
11/22	$13,083	$10,689	$13,863
12/22	$12,974	$10,641	$13,758
01/23	$13,388	$10,968	$14,254
02/23	$13,170	$10,684	$14,045
03/23	$13,410	$10,956	$14,246
04/23	$13,497	$11,022	$14,368
05/23	$13,366	$10,902	$14,226
06/23	$13,541	$10,863	$14,424
07/23	$13,714	$10,856	$14,611
08/23	$13,737	$10,786	$14,640
09/23	$13,554	$10,512	$14,456
10/23	$13,439	$10,346	$14,316
11/23	$13,989	$10,815	$14,973
12/23	$14,448	$11,229	$15,485
01/24	$14,425	$11,198	$15,496
02/24	$14,448	$11,040	$15,504
03/24	$14,586	$11,142	$15,686
04/24	$14,494	$10,860	$15,542
05/24	$14,654	$11,044	$15,716
06/24	$14,792	$11,149	$15,876
07/24	$15,031	$11,409	$16,141
08/24	$15,249	$11,573	$16,389
09/24	$15,370	$11,728	$16,573
10/24	$15,249	$11,437	$16,453
11/24	$15,395	$11,558	$16,630
12/24	$15,273	$11,369	$16,543
01/25	$15,467	$11,430	$16,765
02/25	$15,564	$11,681	$16,878
03/25	$15,419	$11,685	$16,734
04/25	$15,492	$11,731	$16,746
05/25	$15,758	$11,647	$16,997
06/25	$16,025	$11,826	$17,314
07/25	$16,067	$11,795	$17,360
08/25	$16,240	$11,936	$17,566
09/25	$16,339	$12,067	$17,705
10/25	$16,388	$12,142	$17,753
11/25	$16,462	$12,217	$17,869
12/25	$16,561	$12,199	$17,980

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.43	3.60	5.17
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA BB-B US Cash Pay High Yield Constrained Index	8.69	4.09	6.04

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 520,738,396
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 3,359,451
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$520,738,396
Total number of portfolio holdings	483
Management services fees (represents 0.65% of Fund average net assets)	$3,359,451
Portfolio turnover for the reporting period	44%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.3%
Senior Loans	1.6%
Money Market Funds	1.4%
Exchange-Traded Fixed Income Funds	1.3%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia Short Duration High Yield ETF	1.3%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
Shift4 Payments LLC/Finance Sub, Inc. 08/15/2032 6.750%	0.5%

Material Fund Change [Text Block]
C000055679
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation within forestry & paper, gas distribution and automakers contributed to the Fund’s performance versus the benchmark during the period.

Selection | Overall security selection was positive for the Fund, particularly in specialty retail companies, support services and advertising companies.

Credit | Allocations to BB, B, and CCC & lower rated debt contributed to positive Fund returns for the period.

Top Performance Detractors

Allocation | Allocation effects were overall negative during the period, with the exception of a few areas already noted above. Most notably, Fund allocations in chemicals, media content and food & drug retailers detracted most from the Fund’s relative performance.

Selection | Despite overall positive selection effects, some security selection partially offset the Fund’s relative performance. Most notable was selection within chemical companies, followed by food – wholesale and real estate investment trusts (REITs).

Credit | The Fund’s cash allocation during the period also negatively impacted relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Income Opportunities Fund Class 3 ($16,760)	Bloomberg U.S. Aggregate Bond Index ($12,199)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
12/15	$10,000	$10,000	$10,000
01/16	$9,901	$10,138	$9,876
02/16	$10,012	$10,210	$9,957
03/16	$10,272	$10,303	$10,316
04/16	$10,506	$10,343	$10,663
05/16	$10,506	$10,345	$10,698
06/16	$10,532	$10,531	$10,793
07/16	$10,765	$10,598	$11,057
08/16	$10,998	$10,586	$11,279
09/16	$11,028	$10,580	$11,332
10/16	$11,013	$10,499	$11,347
11/16	$10,925	$10,250	$11,287
12/16	$11,086	$10,265	$11,476
01/17	$11,217	$10,285	$11,607
02/17	$11,363	$10,354	$11,755
03/17	$11,319	$10,349	$11,738
04/17	$11,451	$10,428	$11,881
05/17	$11,553	$10,509	$11,978
06/17	$11,577	$10,498	$11,996
07/17	$11,716	$10,543	$12,123
08/17	$11,716	$10,638	$12,135
09/17	$11,794	$10,587	$12,229
10/17	$11,825	$10,593	$12,284
11/17	$11,778	$10,580	$12,252
12/17	$11,794	$10,628	$12,276
01/18	$11,809	$10,506	$12,329
02/18	$11,654	$10,406	$12,208
03/18	$11,561	$10,473	$12,140
04/18	$11,623	$10,395	$12,207
05/18	$11,561	$10,469	$12,192
06/18	$11,567	$10,456	$12,219
07/18	$11,730	$10,459	$12,350
08/18	$11,844	$10,526	$12,447
09/18	$11,893	$10,458	$12,510
10/18	$11,698	$10,376	$12,326
11/18	$11,616	$10,438	$12,259
12/18	$11,339	$10,630	$12,026
01/19	$11,893	$10,742	$12,559
02/19	$12,073	$10,736	$12,766
03/19	$12,187	$10,942	$12,909
04/19	$12,367	$10,945	$13,074
05/19	$12,236	$11,139	$12,937
06/19	$12,576	$11,279	$13,272
07/19	$12,645	$11,304	$13,350
08/19	$12,765	$11,597	$13,447
09/19	$12,836	$11,535	$13,494
10/19	$12,887	$11,570	$13,538
11/19	$12,973	$11,564	$13,620
12/19	$13,179	$11,556	$13,840
01/20	$13,162	$11,778	$13,850
02/20	$12,973	$11,990	$13,651
03/20	$11,600	$11,920	$12,198
04/20	$12,046	$12,132	$12,708
05/20	$12,613	$12,188	$13,264
06/20	$12,647	$12,265	$13,347
07/20	$13,288	$12,448	$13,990
08/20	$13,360	$12,348	$14,098
09/20	$13,180	$12,341	$13,926
10/20	$13,252	$12,286	$13,990
11/20	$13,701	$12,406	$14,483
12/20	$13,935	$12,424	$14,715
01/21	$13,935	$12,334	$14,729
02/21	$13,953	$12,156	$14,751
03/21	$13,953	$12,005	$14,756
04/21	$14,097	$12,099	$14,911
05/21	$14,115	$12,139	$14,945
06/21	$14,313	$12,224	$15,135
07/21	$14,362	$12,361	$15,202
08/21	$14,440	$12,337	$15,283
09/21	$14,440	$12,231	$15,277
10/21	$14,401	$12,227	$15,251
11/21	$14,263	$12,263	$15,100
12/21	$14,559	$12,232	$15,388
01/22	$14,125	$11,968	$14,951
02/22	$14,026	$11,835	$14,816
03/22	$13,908	$11,506	$14,683
04/22	$13,415	$11,069	$14,158
05/22	$13,513	$11,141	$14,252
06/22	$12,626	$10,966	$13,289
07/22	$13,397	$11,234	$14,109
08/22	$13,094	$10,917	$13,722
09/22	$12,596	$10,445	$13,189
10/22	$12,964	$10,310	$13,583
11/22	$13,180	$10,689	$13,863
12/22	$13,072	$10,641	$13,758
01/23	$13,505	$10,968	$14,254
02/23	$13,288	$10,684	$14,045
03/23	$13,526	$10,956	$14,246
04/23	$13,613	$11,022	$14,368
05/23	$13,483	$10,902	$14,226
06/23	$13,656	$10,863	$14,424
07/23	$13,825	$10,856	$14,611
08/23	$13,871	$10,786	$14,640
09/23	$13,688	$10,512	$14,456
10/23	$13,552	$10,346	$14,316
11/23	$14,121	$10,815	$14,973
12/23	$14,577	$11,229	$15,485
01/24	$14,577	$11,198	$15,496
02/24	$14,577	$11,040	$15,504
03/24	$14,736	$11,142	$15,686
04/24	$14,622	$10,860	$15,542
05/24	$14,804	$11,044	$15,716
06/24	$14,941	$11,149	$15,876
07/24	$15,171	$11,409	$16,141
08/24	$15,412	$11,573	$16,389
09/24	$15,532	$11,728	$16,573
10/24	$15,412	$11,437	$16,453
11/24	$15,556	$11,558	$16,630
12/24	$15,436	$11,369	$16,543
01/25	$15,653	$11,430	$16,765
02/25	$15,725	$11,681	$16,878
03/25	$15,605	$11,685	$16,734
04/25	$15,653	$11,731	$16,746
05/25	$15,918	$11,647	$16,997
06/25	$16,207	$11,826	$17,314
07/25	$16,245	$11,795	$17,360
08/25	$16,441	$11,936	$17,566
09/25	$16,539	$12,067	$17,705
10/25	$16,564	$12,142	$17,753
11/25	$16,662	$12,217	$17,869
12/25	$16,760	$12,199	$17,980

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	8.58	3.76	5.30
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA BB-B US Cash Pay High Yield Constrained Index	8.69	4.09	6.04

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 520,738,396
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 3,359,451
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$520,738,396
Total number of portfolio holdings	483
Management services fees (represents 0.65% of Fund average net assets)	$3,359,451
Portfolio turnover for the reporting period	44%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	93.3%
Senior Loans	1.6%
Money Market Funds	1.4%
Exchange-Traded Fixed Income Funds	1.3%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia Short Duration High Yield ETF	1.3%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
Shift4 Payments LLC/Finance Sub, Inc. 08/15/2032 6.750%	0.5%

Material Fund Change [Text Block]
C000088784
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | The Fund’s longer-than-benchmark duration positioning contributed to relative performance as Treasury yields moved lower across most maturities.

Sector Allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgages and out-of-benchmark allocations to high-yield corporates and emerging market debt.

Security Selection | Overall, security selection contributed to relative results. Contributions primarily came from positive selections across structured credit sectors, including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Sector Allocation | An underweight to commercial mortgages, as well as an overweight to asset backed securities, detracted from the Fund’s relative performance.

Security Selection | A slight detraction from the Fund’s relative performance came from selection within emerging market debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Intermediate Bond Fund Class 1 ($13,137)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,089	$10,138
02/16	$10,129	$10,210
03/16	$10,278	$10,303
04/16	$10,407	$10,343
05/16	$10,427	$10,345
06/16	$10,589	$10,531
07/16	$10,690	$10,598
08/16	$10,721	$10,586
09/16	$10,721	$10,580
10/16	$10,670	$10,499
11/16	$10,437	$10,250
12/16	$10,468	$10,265
01/17	$10,528	$10,285
02/17	$10,599	$10,354
03/17	$10,579	$10,349
04/17	$10,660	$10,428
05/17	$10,741	$10,509
06/17	$10,746	$10,498
07/17	$10,809	$10,543
08/17	$10,882	$10,638
09/17	$10,851	$10,587
10/17	$10,851	$10,593
11/17	$10,830	$10,580
12/17	$10,872	$10,628
01/18	$10,798	$10,506
02/18	$10,704	$10,406
03/18	$10,756	$10,473
04/18	$10,704	$10,395
05/18	$10,798	$10,469
06/18	$10,775	$10,456
07/18	$10,786	$10,459
08/18	$10,861	$10,526
09/18	$10,796	$10,458
10/18	$10,688	$10,376
11/18	$10,753	$10,438
12/18	$10,916	$10,630
01/19	$11,089	$10,742
02/19	$11,100	$10,736
03/19	$11,327	$10,942
04/19	$11,316	$10,945
05/19	$11,522	$11,139
06/19	$11,679	$11,279
07/19	$11,735	$11,304
08/19	$11,948	$11,597
09/19	$11,880	$11,535
10/19	$11,948	$11,570
11/19	$11,936	$11,564
12/19	$11,925	$11,556
01/20	$12,149	$11,778
02/20	$12,339	$11,990
03/20	$11,679	$11,920
04/20	$12,093	$12,132
05/20	$12,406	$12,188
06/20	$12,708	$12,265
07/20	$13,041	$12,448
08/20	$13,006	$12,348
09/20	$13,006	$12,341
10/20	$13,018	$12,286
11/20	$13,321	$12,406
12/20	$13,425	$12,424
01/21	$13,425	$12,334
02/21	$13,356	$12,156
03/21	$13,274	$12,005
04/21	$13,367	$12,099
05/21	$13,402	$12,139
06/21	$13,484	$12,224
07/21	$13,575	$12,361
08/21	$13,562	$12,337
09/21	$13,446	$12,231
10/21	$13,407	$12,227
11/21	$13,407	$12,263
12/21	$13,394	$12,232
01/22	$13,095	$11,968
02/22	$12,900	$11,835
03/22	$12,484	$11,506
04/22	$11,939	$11,069
05/22	$11,952	$11,141
06/22	$11,653	$10,966
07/22	$11,968	$11,234
08/22	$11,619	$10,917
09/22	$10,974	$10,445
10/22	$10,678	$10,310
11/22	$11,149	$10,689
12/22	$11,108	$10,641
01/23	$11,538	$10,968
02/23	$11,216	$10,684
03/23	$11,484	$10,956
04/23	$11,538	$11,022
05/23	$11,363	$10,902
06/23	$11,337	$10,863
07/23	$11,345	$10,856
08/23	$11,249	$10,786
09/23	$10,960	$10,512
10/23	$10,740	$10,346
11/23	$11,318	$10,815
12/23	$11,813	$11,229
01/24	$11,813	$11,198
02/24	$11,634	$11,040
03/24	$11,730	$11,142
04/24	$11,400	$10,860
05/24	$11,606	$11,044
06/24	$11,758	$11,149
07/24	$12,074	$11,409
08/24	$12,320	$11,573
09/24	$12,508	$11,728
10/24	$12,132	$11,437
11/24	$12,291	$11,558
12/24	$12,046	$11,369
01/25	$12,118	$11,430
02/25	$12,464	$11,681
03/25	$12,464	$11,685
04/25	$12,609	$11,731
05/25	$12,522	$11,647
06/25	$12,753	$11,826
07/25	$12,694	$11,795
08/25	$12,893	$11,936
09/25	$13,015	$12,067
10/25	$13,091	$12,142
11/25	$13,183	$12,217
12/25	$13,137	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	9.06	(0.43)	2.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,829,139,246
Holdings Count | Holding	1,198
Advisory Fees Paid, Amount	$ 13,517,742
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,829,139,246
Total number of portfolio holdings	1,198
Management services fees (represents 0.48% of Fund average net assets)	$13,517,742
Portfolio turnover for the reporting period	214%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	60%

Holdings [Text Block]

Derivative Exposure

Long
Credit Risk	1.7%
Interest Rate Risk	69.7%
Short
Credit Risk	3.7%
Foreign Exchange Risk	1.1%
Interest Rate Risk	54.8%

Asset Categories

Residential Mortgage-Backed Securities - Agency	42.8%
Corporate Bonds & Notes	26.6%
Residential Mortgage-Backed Securities - Non-Agency	15.9%
Asset-Backed Securities - Non-Agency	9.8%
Money Market Funds	5.1%
Foreign Government Obligations	3.7%
Senior Loans	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	1.8%

Material Fund Change [Text Block]
C000088783
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | The Fund’s longer-than-benchmark duration positioning contributed to relative performance as Treasury yields moved lower across most maturities.

Sector Allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgages and out-of-benchmark allocations to high-yield corporates and emerging market debt.

Security Selection | Overall, security selection contributed to relative results. Contributions primarily came from positive selections across structured credit sectors, including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Sector Allocation | An underweight to commercial mortgages, as well as an overweight to asset backed securities, detracted from the Fund’s relative performance.

Security Selection | A slight detraction from the Fund’s relative performance came from selection within emerging market debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Intermediate Bond Fund Class 2 ($12,822)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,090	$10,138
02/16	$10,130	$10,210
03/16	$10,279	$10,303
04/16	$10,399	$10,343
05/16	$10,419	$10,345
06/16	$10,575	$10,531
07/16	$10,686	$10,598
08/16	$10,706	$10,586
09/16	$10,706	$10,580
10/16	$10,646	$10,499
11/16	$10,413	$10,250
12/16	$10,443	$10,265
01/17	$10,494	$10,285
02/17	$10,565	$10,354
03/17	$10,554	$10,349
04/17	$10,625	$10,428
05/17	$10,706	$10,509
06/17	$10,705	$10,498
07/17	$10,768	$10,543
08/17	$10,842	$10,638
09/17	$10,800	$10,587
10/17	$10,810	$10,593
11/17	$10,779	$10,580
12/17	$10,821	$10,628
01/18	$10,737	$10,506
02/18	$10,642	$10,406
03/18	$10,695	$10,473
04/18	$10,642	$10,395
05/18	$10,737	$10,469
06/18	$10,707	$10,456
07/18	$10,718	$10,459
08/18	$10,793	$10,526
09/18	$10,728	$10,458
10/18	$10,610	$10,376
11/18	$10,674	$10,438
12/18	$10,836	$10,630
01/19	$11,009	$10,742
02/19	$11,020	$10,736
03/19	$11,236	$10,942
04/19	$11,236	$10,945
05/19	$11,430	$11,139
06/19	$11,581	$11,279
07/19	$11,625	$11,304
08/19	$11,848	$11,597
09/19	$11,781	$11,535
10/19	$11,837	$11,570
11/19	$11,815	$11,564
12/19	$11,815	$11,556
01/20	$12,037	$11,778
02/20	$12,215	$11,990
03/20	$11,559	$11,920
04/20	$11,970	$12,132
05/20	$12,271	$12,188
06/20	$12,571	$12,265
07/20	$12,895	$12,448
08/20	$12,860	$12,348
09/20	$12,849	$12,341
10/20	$12,860	$12,286
11/20	$13,161	$12,406
12/20	$13,265	$12,424
01/21	$13,265	$12,334
02/21	$13,196	$12,156
03/21	$13,103	$12,005
04/21	$13,196	$12,099
05/21	$13,230	$12,139
06/21	$13,311	$12,224
07/21	$13,393	$12,361
08/21	$13,380	$12,337
09/21	$13,264	$12,231
10/21	$13,213	$12,227
11/21	$13,213	$12,263
12/21	$13,200	$12,232
01/22	$12,904	$11,968
02/22	$12,711	$11,835
03/22	$12,300	$11,506
04/22	$11,746	$11,069
05/22	$11,759	$11,141
06/22	$11,476	$10,966
07/22	$11,778	$11,234
08/22	$11,420	$10,917
09/22	$10,784	$10,445
10/22	$10,505	$10,310
11/22	$10,956	$10,689
12/22	$10,930	$10,641
01/23	$11,341	$10,968
02/23	$11,022	$10,684
03/23	$11,288	$10,956
04/23	$11,327	$11,022
05/23	$11,155	$10,902
06/23	$11,129	$10,863
07/23	$11,133	$10,856
08/23	$11,039	$10,786
09/23	$10,754	$10,512
10/23	$10,538	$10,346
11/23	$11,093	$10,815
12/23	$11,580	$11,229
01/24	$11,580	$11,198
02/24	$11,404	$11,040
03/24	$11,499	$11,142
04/24	$11,161	$10,860
05/24	$11,377	$11,044
06/24	$11,526	$11,149
07/24	$11,824	$11,409
08/24	$12,065	$11,573
09/24	$12,249	$11,728
10/24	$11,880	$11,437
11/24	$12,022	$11,558
12/24	$11,781	$11,369
01/25	$11,852	$11,430
02/25	$12,178	$11,681
03/25	$12,178	$11,685
04/25	$12,320	$11,731
05/25	$12,235	$11,647
06/25	$12,462	$11,826
07/25	$12,403	$11,795
08/25	$12,583	$11,936
09/25	$12,703	$12,067
10/25	$12,777	$12,142
11/25	$12,867	$12,217
12/25	$12,822	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.84	(0.68)	2.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,829,139,246
Holdings Count | Holding	1,198
Advisory Fees Paid, Amount	$ 13,517,742
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,829,139,246
Total number of portfolio holdings	1,198
Management services fees (represents 0.48% of Fund average net assets)	$13,517,742
Portfolio turnover for the reporting period	214%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	60%

Holdings [Text Block]

Derivative Exposure

Long
Credit Risk	1.7%
Interest Rate Risk	69.7%
Short
Credit Risk	3.7%
Foreign Exchange Risk	1.1%
Interest Rate Risk	54.8%

Asset Categories

Residential Mortgage-Backed Securities - Agency	42.8%
Corporate Bonds & Notes	26.6%
Residential Mortgage-Backed Securities - Non-Agency	15.9%
Asset-Backed Securities - Non-Agency	9.8%
Money Market Funds	5.1%
Foreign Government Obligations	3.7%
Senior Loans	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	1.8%

Material Fund Change [Text Block]
C000055693
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | The Fund’s longer-than-benchmark duration positioning contributed to relative performance as Treasury yields moved lower across most maturities.

Sector Allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgages and out-of-benchmark allocations to high-yield corporates and emerging market debt.

Security Selection | Overall, security selection contributed to relative results. Contributions primarily came from positive selections across structured credit sectors, including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Sector Allocation | An underweight to commercial mortgages, as well as an overweight to asset backed securities, detracted from the Fund’s relative performance.

Security Selection | A slight detraction from the Fund’s relative performance came from selection within emerging market debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Intermediate Bond Fund Class 3 ($12,987)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,089	$10,138
02/16	$10,129	$10,210
03/16	$10,278	$10,303
04/16	$10,397	$10,343
05/16	$10,417	$10,345
06/16	$10,575	$10,531
07/16	$10,686	$10,598
08/16	$10,716	$10,586
09/16	$10,706	$10,580
10/16	$10,656	$10,499
11/16	$10,424	$10,250
12/16	$10,454	$10,265
01/17	$10,505	$10,285
02/17	$10,575	$10,354
03/17	$10,565	$10,349
04/17	$10,636	$10,428
05/17	$10,726	$10,509
06/17	$10,719	$10,498
07/17	$10,792	$10,543
08/17	$10,855	$10,638
09/17	$10,823	$10,587
10/17	$10,823	$10,593
11/17	$10,802	$10,580
12/17	$10,844	$10,628
01/18	$10,771	$10,506
02/18	$10,666	$10,406
03/18	$10,719	$10,473
04/18	$10,677	$10,395
05/18	$10,760	$10,469
06/18	$10,744	$10,456
07/18	$10,754	$10,459
08/18	$10,830	$10,526
09/18	$10,765	$10,458
10/18	$10,647	$10,376
11/18	$10,711	$10,438
12/18	$10,873	$10,630
01/19	$11,056	$10,742
02/19	$11,056	$10,736
03/19	$11,272	$10,942
04/19	$11,272	$10,945
05/19	$11,476	$11,139
06/19	$11,631	$11,279
07/19	$11,675	$11,304
08/19	$11,898	$11,597
09/19	$11,831	$11,535
10/19	$11,887	$11,570
11/19	$11,875	$11,564
12/19	$11,864	$11,556
01/20	$12,087	$11,778
02/20	$12,276	$11,990
03/20	$11,620	$11,920
04/20	$12,031	$12,132
05/20	$12,342	$12,188
06/20	$12,632	$12,265
07/20	$12,960	$12,448
08/20	$12,936	$12,348
09/20	$12,925	$12,341
10/20	$12,936	$12,286
11/20	$13,237	$12,406
12/20	$13,341	$12,424
01/21	$13,341	$12,334
02/21	$13,272	$12,156
03/21	$13,191	$12,005
04/21	$13,272	$12,099
05/21	$13,306	$12,139
06/21	$13,399	$12,224
07/21	$13,487	$12,361
08/21	$13,475	$12,337
09/21	$13,359	$12,231
10/21	$13,307	$12,227
11/21	$13,307	$12,263
12/21	$13,294	$12,232
01/22	$12,998	$11,968
02/22	$12,805	$11,835
03/22	$12,392	$11,506
04/22	$11,839	$11,069
05/22	$11,851	$11,141
06/22	$11,555	$10,966
07/22	$11,876	$11,234
08/22	$11,517	$10,917
09/22	$10,879	$10,445
10/22	$10,586	$10,310
11/22	$11,052	$10,689
12/22	$11,012	$10,641
01/23	$11,437	$10,968
02/23	$11,118	$10,684
03/23	$11,384	$10,956
04/23	$11,424	$11,022
05/23	$11,251	$10,902
06/23	$11,225	$10,863
07/23	$11,232	$10,856
08/23	$11,150	$10,786
09/23	$10,864	$10,512
10/23	$10,647	$10,346
11/23	$11,204	$10,815
12/23	$11,694	$11,229
01/24	$11,694	$11,198
02/24	$11,517	$11,040
03/24	$11,612	$11,142
04/24	$11,272	$10,860
05/24	$11,490	$11,044
06/24	$11,640	$11,149
07/24	$11,953	$11,409
08/24	$12,195	$11,573
09/24	$12,381	$11,728
10/24	$12,010	$11,437
11/24	$12,152	$11,558
12/24	$11,910	$11,369
01/25	$11,981	$11,430
02/25	$12,324	$11,681
03/25	$12,309	$11,685
04/25	$12,466	$11,731
05/25	$12,366	$11,647
06/25	$12,609	$11,826
07/25	$12,550	$11,795
08/25	$12,745	$11,936
09/25	$12,851	$12,067
10/25	$12,926	$12,142
11/25	$13,017	$12,217
12/25	$12,987	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	9.04	(0.54)	2.65
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,829,139,246
Holdings Count | Holding	1,198
Advisory Fees Paid, Amount	$ 13,517,742
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,829,139,246
Total number of portfolio holdings	1,198
Management services fees (represents 0.48% of Fund average net assets)	$13,517,742
Portfolio turnover for the reporting period	214%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	60%

Holdings [Text Block]

Derivative Exposure

Long
Credit Risk	1.7%
Interest Rate Risk	69.7%
Short
Credit Risk	3.7%
Foreign Exchange Risk	1.1%
Interest Rate Risk	54.8%

Asset Categories

Residential Mortgage-Backed Securities - Agency	42.8%
Corporate Bonds & Notes	26.6%
Residential Mortgage-Backed Securities - Non-Agency	15.9%
Asset-Backed Securities - Non-Agency	9.8%
Money Market Funds	5.1%
Foreign Government Obligations	3.7%
Senior Loans	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	1.8%

Material Fund Change [Text Block]
C000087828
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Limited Duration Credit Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation effects contributed to the Fund’s relative performance during the period, most notably the Fund’s allocation to independent energy. Allocations to the aerospace and defense sector, as well as in technology, retailers and pharmaceuticals also contributed during the period.

Selection | Selection in a power generation and distribution company added to the Fund’s relative performance during the period, as did selection in an oil and gas company as well as a beverage company.

Credit | Credit allocation, as measured by an overweight to spread duration contribution, was positive for overall Fund performance versus its benchmark.

Top Performance Detractors

Allocation | Allocations that weighed on the Fund’s relative performance during the period included the food and beverage, electric, automotive and financial service sectors.

Selection | Selections that detracted most from the Fund’s relative performance during the period included a technology company, a media and entertainment company and a financial service company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 ($13,689)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. 1-5 Year Corporate Index ($13,431)
12/15	$10,000	$10,000	$10,000
01/16	$9,872	$10,138	$10,044
02/16	$9,850	$10,210	$10,049
03/16	$10,150	$10,303	$10,176
04/16	$10,332	$10,343	$10,229
05/16	$10,321	$10,345	$10,223
06/16	$10,420	$10,531	$10,317
07/16	$10,475	$10,598	$10,359
08/16	$10,542	$10,586	$10,361
09/16	$10,565	$10,580	$10,371
10/16	$10,587	$10,499	$10,367
11/16	$10,520	$10,250	$10,270
12/16	$10,553	$10,265	$10,287
01/17	$10,598	$10,285	$10,328
02/17	$10,620	$10,354	$10,377
03/17	$10,631	$10,349	$10,384
04/17	$10,665	$10,428	$10,435
05/17	$10,698	$10,509	$10,480
06/17	$10,702	$10,498	$10,480
07/17	$10,759	$10,543	$10,537
08/17	$10,782	$10,638	$10,571
09/17	$10,770	$10,587	$10,560
10/17	$10,793	$10,593	$10,572
11/17	$10,759	$10,580	$10,537
12/17	$10,770	$10,628	$10,550
01/18	$10,724	$10,506	$10,504
02/18	$10,690	$10,406	$10,462
03/18	$10,679	$10,473	$10,466
04/18	$10,667	$10,395	$10,457
05/18	$10,713	$10,469	$10,505
06/18	$10,703	$10,456	$10,496
07/18	$10,726	$10,459	$10,524
08/18	$10,784	$10,526	$10,579
09/18	$10,773	$10,458	$10,571
10/18	$10,749	$10,376	$10,560
11/18	$10,738	$10,438	$10,562
12/18	$10,796	$10,630	$10,651
01/19	$10,935	$10,742	$10,773
02/19	$10,982	$10,736	$10,814
03/19	$11,098	$10,942	$10,929
04/19	$11,180	$10,945	$10,966
05/19	$11,238	$11,139	$11,044
06/19	$11,376	$11,279	$11,157
07/19	$11,388	$11,304	$11,166
08/19	$11,483	$11,597	$11,286
09/19	$11,483	$11,535	$11,288
10/19	$11,543	$11,570	$11,344
11/19	$11,567	$11,564	$11,349
12/19	$11,626	$11,556	$11,395
01/20	$11,734	$11,778	$11,496
02/20	$11,805	$11,990	$11,582
03/20	$11,186	$11,920	$11,146
04/20	$11,662	$12,132	$11,475
05/20	$11,853	$12,188	$11,646
06/20	$11,996	$12,265	$11,768
07/20	$12,129	$12,448	$11,863
08/20	$12,153	$12,348	$11,891
09/20	$12,117	$12,341	$11,876
10/20	$12,141	$12,286	$11,898
11/20	$12,251	$12,406	$11,964
12/20	$12,312	$12,424	$12,011
01/21	$12,312	$12,334	$12,006
02/21	$12,276	$12,156	$11,978
03/21	$12,239	$12,005	$11,940
04/21	$12,288	$12,099	$11,993
05/21	$12,325	$12,139	$12,038
06/21	$12,325	$12,224	$12,024
07/21	$12,364	$12,361	$12,066
08/21	$12,351	$12,337	$12,059
09/21	$12,326	$12,231	$12,036
10/21	$12,264	$12,227	$11,974
11/21	$12,227	$12,263	$11,947
12/21	$12,239	$12,232	$11,955
01/22	$12,065	$11,968	$11,810
02/22	$11,966	$11,835	$11,719
03/22	$11,767	$11,506	$11,509
04/22	$11,543	$11,069	$11,347
05/22	$11,655	$11,141	$11,439
06/22	$11,431	$10,966	$11,286
07/22	$11,646	$11,234	$11,456
08/22	$11,471	$10,917	$11,313
09/22	$11,220	$10,445	$11,066
10/22	$11,245	$10,310	$11,032
11/22	$11,483	$10,689	$11,268
12/22	$11,496	$10,641	$11,283
01/23	$11,709	$10,968	$11,461
02/23	$11,571	$10,684	$11,324
03/23	$11,784	$10,956	$11,472
04/23	$11,834	$11,022	$11,552
05/23	$11,771	$10,902	$11,505
06/23	$11,759	$10,863	$11,480
07/23	$11,834	$10,856	$11,557
08/23	$11,860	$10,786	$11,569
09/23	$11,795	$10,512	$11,509
10/23	$11,782	$10,346	$11,498
11/23	$12,067	$10,815	$11,762
12/23	$12,288	$11,229	$11,982
01/24	$12,339	$11,198	$12,029
02/24	$12,275	$11,040	$11,971
03/24	$12,352	$11,142	$12,054
04/24	$12,275	$10,860	$11,975
05/24	$12,391	$11,044	$12,099
06/24	$12,469	$11,149	$12,169
07/24	$12,656	$11,409	$12,359
08/24	$12,804	$11,573	$12,496
09/24	$12,926	$11,728	$12,626
10/24	$12,818	$11,437	$12,513
11/24	$12,885	$11,558	$12,591
12/24	$12,872	$11,369	$12,575
01/25	$12,939	$11,430	$12,648
02/25	$13,060	$11,681	$12,768
03/25	$13,101	$11,685	$12,821
04/25	$13,182	$11,731	$12,908
05/25	$13,209	$11,647	$12,931
06/25	$13,330	$11,826	$13,053
07/25	$13,343	$11,795	$13,066
08/25	$13,473	$11,936	$13,207
09/25	$13,545	$12,067	$13,264
10/25	$13,588	$12,142	$13,310
11/25	$13,646	$12,217	$13,386
12/25	$13,689	$12,199	$13,431

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	6.35	2.14	3.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. 1-5 Year Corporate Index	6.81	2.26	2.99

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 332,203,711
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,349,629
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$332,203,711
Total number of portfolio holdings	95
Management services fees (represents 0.48% of Fund average net assets)	$3,349,629
Portfolio turnover for the reporting period	129%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	92.1%
U.S. Treasury Obligations	4.2%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 08/15/2026 4.150%	2.8%
AES Corp. (The) 01/15/2026 1.375%	2.6%
U.S. Treasury 06/30/2028 4.000%	2.6%
Bacardi-Martini BV 02/01/2030 5.550%	2.5%
Morgan Stanley Private Bank 11/19/2031 4.465%	2.4%
Bank of America Corp. 10/24/2031 1.922%	2.4%
Goldman Sachs Group, Inc. (The) 10/21/2031 4.369%	2.3%
Diageo Capital PLC 10/05/2026 5.375%	2.1%
Citigroup, Inc. 09/11/2031 4.503%	2.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Select Short Corporate Income Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Select Short Corporate Income Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087829
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Limited Duration Credit Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation effects contributed to the Fund’s relative performance during the period, most notably the Fund’s allocation to independent energy. Allocations to the aerospace and defense sector, as well as in technology, retailers and pharmaceuticals also contributed during the period.

Selection | Selection in a power generation and distribution company added to the Fund’s relative performance during the period, as did selection in an oil and gas company as well as a beverage company.

Credit | Credit allocation, as measured by an overweight to spread duration contribution, was positive for overall Fund performance versus its benchmark.

Top Performance Detractors

Allocation | Allocations that weighed on the Fund’s relative performance during the period included the food and beverage, electric, automotive and financial service sectors.

Selection | Selections that detracted most from the Fund’s relative performance during the period included a technology company, a media and entertainment company and a financial service company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 ($13,355)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. 1-5 Year Corporate Index ($13,431)
12/15	$10,000	$10,000	$10,000
01/16	$9,871	$10,138	$10,044
02/16	$9,849	$10,210	$10,049
03/16	$10,140	$10,303	$10,176
04/16	$10,333	$10,343	$10,229
05/16	$10,312	$10,345	$10,223
06/16	$10,405	$10,531	$10,317
07/16	$10,461	$10,598	$10,359
08/16	$10,528	$10,586	$10,361
09/16	$10,551	$10,580	$10,371
10/16	$10,562	$10,499	$10,367
11/16	$10,495	$10,250	$10,270
12/16	$10,528	$10,265	$10,287
01/17	$10,562	$10,285	$10,328
02/17	$10,595	$10,354	$10,377
03/17	$10,595	$10,349	$10,384
04/17	$10,629	$10,428	$10,435
05/17	$10,662	$10,509	$10,480
06/17	$10,661	$10,498	$10,480
07/17	$10,718	$10,543	$10,537
08/17	$10,741	$10,638	$10,571
09/17	$10,730	$10,587	$10,560
10/17	$10,741	$10,593	$10,572
11/17	$10,707	$10,580	$10,537
12/17	$10,718	$10,628	$10,550
01/18	$10,673	$10,506	$10,504
02/18	$10,638	$10,406	$10,462
03/18	$10,627	$10,473	$10,466
04/18	$10,616	$10,395	$10,457
05/18	$10,661	$10,469	$10,505
06/18	$10,635	$10,456	$10,496
07/18	$10,670	$10,459	$10,524
08/18	$10,705	$10,526	$10,579
09/18	$10,705	$10,458	$10,571
10/18	$10,682	$10,376	$10,560
11/18	$10,658	$10,438	$10,562
12/18	$10,716	$10,630	$10,651
01/19	$10,856	$10,742	$10,773
02/19	$10,902	$10,736	$10,814
03/19	$11,018	$10,942	$10,929
04/19	$11,088	$10,945	$10,966
05/19	$11,146	$11,139	$11,044
06/19	$11,280	$11,279	$11,157
07/19	$11,291	$11,304	$11,166
08/19	$11,386	$11,597	$11,286
09/19	$11,386	$11,535	$11,288
10/19	$11,434	$11,570	$11,344
11/19	$11,457	$11,564	$11,349
12/19	$11,517	$11,556	$11,395
01/20	$11,623	$11,778	$11,496
02/20	$11,694	$11,990	$11,582
03/20	$11,066	$11,920	$11,146
04/20	$11,540	$12,132	$11,475
05/20	$11,718	$12,188	$11,646
06/20	$11,872	$12,265	$11,768
07/20	$12,000	$12,448	$11,863
08/20	$12,012	$12,348	$11,891
09/20	$11,976	$12,341	$11,876
10/20	$12,000	$12,286	$11,898
11/20	$12,097	$12,406	$11,964
12/20	$12,158	$12,424	$12,011
01/21	$12,158	$12,334	$12,006
02/21	$12,122	$12,156	$11,978
03/21	$12,085	$12,005	$11,940
04/21	$12,122	$12,099	$11,993
05/21	$12,170	$12,139	$12,038
06/21	$12,158	$12,224	$12,024
07/21	$12,191	$12,361	$12,066
08/21	$12,178	$12,337	$12,059
09/21	$12,154	$12,231	$12,036
10/21	$12,092	$12,227	$11,974
11/21	$12,055	$12,263	$11,947
12/21	$12,055	$12,232	$11,955
01/22	$11,883	$11,968	$11,810
02/22	$11,797	$11,835	$11,719
03/22	$11,587	$11,506	$11,509
04/22	$11,366	$11,069	$11,347
05/22	$11,477	$11,141	$11,439
06/22	$11,243	$10,966	$11,286
07/22	$11,450	$11,234	$11,456
08/22	$11,289	$10,917	$11,313
09/22	$11,041	$10,445	$11,066
10/22	$11,053	$10,310	$11,032
11/22	$11,289	$10,689	$11,268
12/22	$11,289	$10,641	$11,283
01/23	$11,499	$10,968	$11,461
02/23	$11,363	$10,684	$11,324
03/23	$11,586	$10,956	$11,472
04/23	$11,623	$11,022	$11,552
05/23	$11,561	$10,902	$11,505
06/23	$11,549	$10,863	$11,480
07/23	$11,619	$10,856	$11,557
08/23	$11,632	$10,786	$11,569
09/23	$11,568	$10,512	$11,509
10/23	$11,555	$10,346	$11,498
11/23	$11,836	$10,815	$11,762
12/23	$12,040	$11,229	$11,982
01/24	$12,091	$11,198	$12,029
02/24	$12,028	$11,040	$11,971
03/24	$12,104	$11,142	$12,054
04/24	$12,028	$10,860	$11,975
05/24	$12,142	$11,044	$12,099
06/24	$12,219	$11,149	$12,169
07/24	$12,400	$11,409	$12,359
08/24	$12,532	$11,573	$12,496
09/24	$12,651	$11,728	$12,626
10/24	$12,532	$11,437	$12,513
11/24	$12,612	$11,558	$12,591
12/24	$12,598	$11,369	$12,575
01/25	$12,651	$11,430	$12,648
02/25	$12,757	$11,681	$12,768
03/25	$12,810	$11,685	$12,821
04/25	$12,877	$11,731	$12,908
05/25	$12,903	$11,647	$12,931
06/25	$13,022	$11,826	$13,053
07/25	$13,030	$11,795	$13,066
08/25	$13,157	$11,936	$13,207
09/25	$13,228	$12,067	$13,264
10/25	$13,256	$12,142	$13,310
11/25	$13,327	$12,217	$13,386
12/25	$13,355	$12,199	$13,431

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.00	1.90	2.94
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. 1-5 Year Corporate Index	6.81	2.26	2.99

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 332,203,711
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,349,629
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$332,203,711
Total number of portfolio holdings	95
Management services fees (represents 0.48% of Fund average net assets)	$3,349,629
Portfolio turnover for the reporting period	129%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	92.1%
U.S. Treasury Obligations	4.2%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 08/15/2026 4.150%	2.8%
AES Corp. (The) 01/15/2026 1.375%	2.6%
U.S. Treasury 06/30/2028 4.000%	2.6%
Bacardi-Martini BV 02/01/2030 5.550%	2.5%
Morgan Stanley Private Bank 11/19/2031 4.465%	2.4%
Bank of America Corp. 10/24/2031 1.922%	2.4%
Goldman Sachs Group, Inc. (The) 10/21/2031 4.369%	2.3%
Diageo Capital PLC 10/05/2026 5.375%	2.1%
Citigroup, Inc. 09/11/2031 4.503%	2.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Select Short Corporate Income Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Select Short Corporate Income Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000088777
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Rate positioning | The Fund’s interest rate positioning was the largest contributor to total return and the Fund’s relative performance. Portfolio duration was kept longer than the benchmark, and that positioning was a tailwind as interest rates declined during the period. Tactical curve positioning also benefited. Convexity was a headwind on both an absolute and relative basis, but overall rates positioning still delivered strong absolute and relative performance for the year.

Agency residential mortgage-backed securities (collateralized mortgage obligations) | Sector selection in agency collateralized mortgage obligations (CMOs), particularly passthrough structures, was the second largest contributor to relative outperformance for the year, adding meaningfully to results versus a benchmark that does not hold CMOs.

Commercial mortgage-backed securities (CMBS) | CMBS exposure was another positive contributor. A segment that had been more challenged post COVID recovered well in 2025 as falling interest rates and steady investor appetite supported CMBS relative to sectors that had been fundamentally healthier post-pandemic. Because the benchmark does not hold CMBS, this allocation enhanced Fund performance versus the benchmark.

Top Performance Detractors

Agency residential mortgage backed securities (passthroughs) | Agency passthroughs had a strong year and the Fund’s positions also rose. However, the benchmark holds more agency mortgage bonds — particularly Ginnie Mae and shorter maturity pools that performed well — so the Fund’s smaller weighting created a modest shortfall versus the benchmark, despite good security level results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 ($12,089)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
12/15	$10,000	$10,000	$10,000
01/16	$10,077	$10,138	$10,130
02/16	$10,077	$10,210	$10,168
03/16	$10,154	$10,303	$10,198
04/16	$10,202	$10,343	$10,214
05/16	$10,221	$10,345	$10,227
06/16	$10,330	$10,531	$10,310
07/16	$10,330	$10,598	$10,332
08/16	$10,350	$10,586	$10,344
09/16	$10,420	$10,580	$10,372
10/16	$10,420	$10,499	$10,345
11/16	$10,271	$10,250	$10,167
12/16	$10,271	$10,265	$10,167
01/17	$10,300	$10,285	$10,164
02/17	$10,370	$10,354	$10,213
03/17	$10,380	$10,349	$10,215
04/17	$10,470	$10,428	$10,282
05/17	$10,559	$10,509	$10,346
06/17	$10,517	$10,498	$10,304
07/17	$10,558	$10,543	$10,351
08/17	$10,609	$10,638	$10,427
09/17	$10,604	$10,587	$10,403
10/17	$10,593	$10,593	$10,400
11/17	$10,583	$10,580	$10,385
12/17	$10,614	$10,628	$10,419
01/18	$10,542	$10,506	$10,297
02/18	$10,470	$10,406	$10,229
03/18	$10,522	$10,473	$10,295
04/18	$10,491	$10,395	$10,243
05/18	$10,593	$10,469	$10,314
06/18	$10,589	$10,456	$10,319
07/18	$10,568	$10,459	$10,308
08/18	$10,652	$10,526	$10,371
09/18	$10,557	$10,458	$10,307
10/18	$10,494	$10,376	$10,242
11/18	$10,631	$10,438	$10,335
12/18	$10,811	$10,630	$10,522
01/19	$10,906	$10,742	$10,605
02/19	$10,895	$10,736	$10,596
03/19	$11,096	$10,942	$10,750
04/19	$11,075	$10,945	$10,744
05/19	$11,244	$11,139	$10,882
06/19	$11,311	$11,279	$10,961
07/19	$11,365	$11,304	$11,005
08/19	$11,474	$11,597	$11,103
09/19	$11,441	$11,535	$11,111
10/19	$11,506	$11,570	$11,150
11/19	$11,517	$11,564	$11,159
12/19	$11,539	$11,556	$11,190
01/20	$11,647	$11,778	$11,269
02/20	$11,832	$11,990	$11,385
03/20	$11,571	$11,920	$11,506
04/20	$11,734	$12,132	$11,579
05/20	$11,832	$12,188	$11,593
06/20	$11,897	$12,265	$11,582
07/20	$11,947	$12,448	$11,603
08/20	$12,003	$12,348	$11,608
09/20	$12,014	$12,341	$11,595
10/20	$12,025	$12,286	$11,591
11/20	$12,048	$12,406	$11,599
12/20	$12,126	$12,424	$11,624
01/21	$12,227	$12,334	$11,633
02/21	$12,249	$12,156	$11,555
03/21	$12,249	$12,005	$11,496
04/21	$12,271	$12,099	$11,559
05/21	$12,238	$12,139	$11,539
06/21	$12,193	$12,224	$11,534
07/21	$12,231	$12,361	$11,606
08/21	$12,208	$12,337	$11,587
09/21	$12,185	$12,231	$11,545
10/21	$12,092	$12,227	$11,523
11/21	$12,057	$12,263	$11,513
12/21	$12,011	$12,232	$11,502
01/22	$11,825	$11,968	$11,332
02/22	$11,709	$11,835	$11,222
03/22	$11,325	$11,506	$10,930
04/22	$10,965	$11,069	$10,547
05/22	$11,070	$11,141	$10,663
06/22	$10,872	$10,966	$10,493
07/22	$11,191	$11,234	$10,830
08/22	$10,811	$10,917	$10,460
09/22	$10,182	$10,445	$9,931
10/22	$9,945	$10,310	$9,790
11/22	$10,396	$10,689	$10,189
12/22	$10,313	$10,641	$10,144
01/23	$10,692	$10,968	$10,478
02/23	$10,360	$10,684	$10,201
03/23	$10,609	$10,956	$10,400
04/23	$10,680	$11,022	$10,454
05/23	$10,562	$10,902	$10,377
06/23	$10,479	$10,863	$10,333
07/23	$10,473	$10,856	$10,325
08/23	$10,375	$10,786	$10,240
09/23	$10,070	$10,512	$9,914
10/23	$9,875	$10,346	$9,709
11/23	$10,424	$10,815	$10,215
12/23	$10,900	$11,229	$10,656
01/24	$10,888	$11,198	$10,606
02/24	$10,681	$11,040	$10,434
03/24	$10,766	$11,142	$10,544
04/24	$10,424	$10,860	$10,225
05/24	$10,668	$11,044	$10,430
06/24	$10,790	$11,149	$10,552
07/24	$11,147	$11,409	$10,830
08/24	$11,362	$11,573	$11,005
09/24	$11,539	$11,728	$11,135
10/24	$11,109	$11,437	$10,820
11/24	$11,286	$11,558	$10,964
12/24	$11,072	$11,369	$10,784
01/25	$11,135	$11,430	$10,839
02/25	$11,476	$11,681	$11,115
03/25	$11,463	$11,685	$11,113
04/25	$11,551	$11,731	$11,145
05/25	$11,400	$11,647	$11,043
06/25	$11,614	$11,826	$11,239
07/25	$11,559	$11,795	$11,194
08/25	$11,766	$11,936	$11,374
09/25	$11,908	$12,067	$11,512
10/25	$11,998	$12,142	$11,612
11/25	$12,089	$12,217	$11,684
12/25	$12,089	$12,199	$11,709

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	9.19	(0.06)	1.92
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	8.58	0.15	1.59

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,397,378,372
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 5,848,478
InvestmentCompanyPortfolioTurnover	386.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,397,378,372
Total number of portfolio holdings	344
Management services fees (represents 0.42% of Fund average net assets)	$5,848,478
Portfolio turnover for the reporting period	386%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	20%

Holdings [Text Block]

Asset Categories

Residential Mortgage-Backed Securities - Agency	111.9%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Money Market Funds	5.0%
Asset-Backed Securities - Non-Agency	3.3%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	6.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	5.3%
Government National Mortgage Association TBA 01/22/2056 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.000%	5.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	3.5%
Government National Mortgage Association TBA 01/22/2056 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 01/14/2056 6.000%	1.6%
Federal National Mortgage Association 03/25/2028 3.030%	1.5%
Federal National Mortgage Association 03/01/2052 2.000%	1.4%

Material Fund Change [Text Block]
C000088778
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Rate positioning | The Fund’s interest rate positioning was the largest contributor to total return and the Fund’s relative performance. Portfolio duration was kept longer than the benchmark, and that positioning was a tailwind as interest rates declined during the period. Tactical curve positioning also benefited. Convexity was a headwind on both an absolute and relative basis, but overall rates positioning still delivered strong absolute and relative performance for the year.

Agency residential mortgage-backed securities (collateralized mortgage obligations) | Sector selection in agency collateralized mortgage obligations (CMOs), particularly passthrough structures, was the second largest contributor to relative outperformance for the year, adding meaningfully to results versus a benchmark that does not hold CMOs.

Commercial mortgage-backed securities (CMBS) | CMBS exposure was another positive contributor. A segment that had been more challenged post COVID recovered well in 2025 as falling interest rates and steady investor appetite supported CMBS relative to sectors that had been fundamentally healthier post-pandemic. Because the benchmark does not hold CMBS, this allocation enhanced Fund performance versus the benchmark.

Top Performance Detractors

Agency residential mortgage backed securities (passthroughs) | Agency passthroughs had a strong year and the Fund’s positions also rose. However, the benchmark holds more agency mortgage bonds — particularly Ginnie Mae and shorter maturity pools that performed well — so the Fund’s smaller weighting created a modest shortfall versus the benchmark, despite good security level results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 ($11,780)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
12/15	$10,000	$10,000	$10,000
01/16	$10,067	$10,138	$10,130
02/16	$10,067	$10,210	$10,168
03/16	$10,144	$10,303	$10,198
04/16	$10,183	$10,343	$10,214
05/16	$10,202	$10,345	$10,227
06/16	$10,305	$10,531	$10,310
07/16	$10,315	$10,598	$10,332
08/16	$10,325	$10,586	$10,344
09/16	$10,395	$10,580	$10,372
10/16	$10,395	$10,499	$10,345
11/16	$10,235	$10,250	$10,167
12/16	$10,245	$10,265	$10,167
01/17	$10,265	$10,285	$10,164
02/17	$10,335	$10,354	$10,213
03/17	$10,335	$10,349	$10,215
04/17	$10,434	$10,428	$10,282
05/17	$10,514	$10,509	$10,346
06/17	$10,465	$10,498	$10,304
07/17	$10,516	$10,543	$10,351
08/17	$10,557	$10,638	$10,427
09/17	$10,552	$10,587	$10,403
10/17	$10,542	$10,593	$10,400
11/17	$10,521	$10,580	$10,385
12/17	$10,552	$10,628	$10,419
01/18	$10,480	$10,506	$10,297
02/18	$10,409	$10,406	$10,229
03/18	$10,460	$10,473	$10,295
04/18	$10,429	$10,395	$10,243
05/18	$10,521	$10,469	$10,314
06/18	$10,521	$10,456	$10,319
07/18	$10,489	$10,459	$10,308
08/18	$10,573	$10,526	$10,371
09/18	$10,478	$10,458	$10,307
10/18	$10,415	$10,376	$10,242
11/18	$10,542	$10,438	$10,335
12/18	$10,720	$10,630	$10,522
01/19	$10,815	$10,742	$10,605
02/19	$10,804	$10,736	$10,596
03/19	$10,993	$10,942	$10,750
04/19	$10,983	$10,945	$10,744
05/19	$11,141	$11,139	$10,882
06/19	$11,212	$11,279	$10,961
07/19	$11,255	$11,304	$11,005
08/19	$11,363	$11,597	$11,103
09/19	$11,331	$11,535	$11,111
10/19	$11,384	$11,570	$11,150
11/19	$11,395	$11,564	$11,159
12/19	$11,417	$11,556	$11,190
01/20	$11,525	$11,778	$11,269
02/20	$11,708	$11,990	$11,385
03/20	$11,449	$11,920	$11,506
04/20	$11,600	$12,132	$11,579
05/20	$11,697	$12,188	$11,593
06/20	$11,762	$12,265	$11,582
07/20	$11,804	$12,448	$11,603
08/20	$11,849	$12,348	$11,608
09/20	$11,860	$12,341	$11,595
10/20	$11,871	$12,286	$11,591
11/20	$11,893	$12,406	$11,599
12/20	$11,970	$12,424	$11,624
01/21	$12,070	$12,334	$11,633
02/21	$12,092	$12,156	$11,555
03/21	$12,081	$12,005	$11,496
04/21	$12,103	$12,099	$11,559
05/21	$12,070	$12,139	$11,539
06/21	$12,015	$12,224	$11,534
07/21	$12,056	$12,361	$11,606
08/21	$12,022	$12,337	$11,587
09/21	$11,999	$12,231	$11,545
10/21	$11,907	$12,227	$11,523
11/21	$11,872	$12,263	$11,513
12/21	$11,827	$12,232	$11,502
01/22	$11,643	$11,968	$11,332
02/22	$11,528	$11,835	$11,222
03/22	$11,150	$11,506	$10,930
04/22	$10,783	$11,069	$10,547
05/22	$10,886	$11,141	$10,663
06/22	$10,691	$10,966	$10,493
07/22	$11,009	$11,234	$10,830
08/22	$10,623	$10,917	$10,460
09/22	$10,004	$10,445	$9,931
10/22	$9,770	$10,310	$9,790
11/22	$10,214	$10,689	$10,189
12/22	$10,133	$10,641	$10,144
01/23	$10,507	$10,968	$10,478
02/23	$10,168	$10,684	$10,201
03/23	$10,413	$10,956	$10,400
04/23	$10,483	$11,022	$10,454
05/23	$10,355	$10,902	$10,377
06/23	$10,273	$10,863	$10,333
07/23	$10,263	$10,856	$10,325
08/23	$10,167	$10,786	$10,240
09/23	$9,867	$10,512	$9,914
10/23	$9,676	$10,346	$9,709
11/23	$10,215	$10,815	$10,215
12/23	$10,683	$11,229	$10,656
01/24	$10,671	$11,198	$10,606
02/24	$10,455	$11,040	$10,434
03/24	$10,539	$11,142	$10,544
04/24	$10,203	$10,860	$10,225
05/24	$10,431	$11,044	$10,430
06/24	$10,563	$11,149	$10,552
07/24	$10,912	$11,409	$10,830
08/24	$11,122	$11,573	$11,005
09/24	$11,283	$11,728	$11,135
10/24	$10,862	$11,437	$10,820
11/24	$11,035	$11,558	$10,964
12/24	$10,825	$11,369	$10,784
01/25	$10,887	$11,430	$10,839
02/25	$11,208	$11,681	$11,115
03/25	$11,196	$11,685	$11,113
04/25	$11,283	$11,731	$11,145
05/25	$11,122	$11,647	$11,043
06/25	$11,345	$11,826	$11,239
07/25	$11,275	$11,795	$11,194
08/25	$11,477	$11,936	$11,374
09/25	$11,616	$12,067	$11,512
10/25	$11,705	$12,142	$11,612
11/25	$11,780	$12,217	$11,684
12/25	$11,780	$12,199	$11,709

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.83	(0.32)	1.65
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	8.58	0.15	1.59

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,397,378,372
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 5,848,478
InvestmentCompanyPortfolioTurnover	386.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,397,378,372
Total number of portfolio holdings	344
Management services fees (represents 0.42% of Fund average net assets)	$5,848,478
Portfolio turnover for the reporting period	386%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	20%

Holdings [Text Block]

Asset Categories

Residential Mortgage-Backed Securities - Agency	111.9%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Money Market Funds	5.0%
Asset-Backed Securities - Non-Agency	3.3%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	6.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	5.3%
Government National Mortgage Association TBA 01/22/2056 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.000%	5.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	3.5%
Government National Mortgage Association TBA 01/22/2056 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 01/14/2056 6.000%	1.6%
Federal National Mortgage Association 03/25/2028 3.030%	1.5%
Federal National Mortgage Association 03/01/2052 2.000%	1.4%

Material Fund Change [Text Block]
C000055688
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Rate positioning | The Fund’s interest rate positioning was the largest contributor to total return and the Fund’s relative performance. Portfolio duration was kept longer than the benchmark, and that positioning was a tailwind as interest rates declined during the period. Tactical curve positioning also benefited. Convexity was a headwind on both an absolute and relative basis, but overall rates positioning still delivered strong absolute and relative performance for the year.

Agency residential mortgage-backed securities (collateralized mortgage obligations) | Sector selection in agency collateralized mortgage obligations (CMOs), particularly passthrough structures, was the second largest contributor to relative outperformance for the year, adding meaningfully to results versus a benchmark that does not hold CMOs.

Commercial mortgage-backed securities (CMBS) | CMBS exposure was another positive contributor. A segment that had been more challenged post COVID recovered well in 2025 as falling interest rates and steady investor appetite supported CMBS relative to sectors that had been fundamentally healthier post-pandemic. Because the benchmark does not hold CMBS, this allocation enhanced Fund performance versus the benchmark.

Top Performance Detractors

Agency residential mortgage backed securities (passthroughs) | Agency passthroughs had a strong year and the Fund’s positions also rose. However, the benchmark holds more agency mortgage bonds — particularly Ginnie Mae and shorter maturity pools that performed well — so the Fund’s smaller weighting created a modest shortfall versus the benchmark, despite good security level results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 ($11,937)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
12/15	$10,000	$10,000	$10,000
01/16	$10,077	$10,138	$10,130
02/16	$10,077	$10,210	$10,168
03/16	$10,154	$10,303	$10,198
04/16	$10,192	$10,343	$10,214
05/16	$10,221	$10,345	$10,227
06/16	$10,318	$10,531	$10,310
07/16	$10,328	$10,598	$10,332
08/16	$10,338	$10,586	$10,344
09/16	$10,407	$10,580	$10,372
10/16	$10,407	$10,499	$10,345
11/16	$10,258	$10,250	$10,167
12/16	$10,258	$10,265	$10,167
01/17	$10,288	$10,285	$10,164
02/17	$10,357	$10,354	$10,213
03/17	$10,357	$10,349	$10,215
04/17	$10,457	$10,428	$10,282
05/17	$10,536	$10,509	$10,346
06/17	$10,491	$10,498	$10,304
07/17	$10,542	$10,543	$10,351
08/17	$10,593	$10,638	$10,427
09/17	$10,578	$10,587	$10,403
10/17	$10,568	$10,593	$10,400
11/17	$10,557	$10,580	$10,385
12/17	$10,588	$10,628	$10,419
01/18	$10,516	$10,506	$10,297
02/18	$10,435	$10,406	$10,229
03/18	$10,486	$10,473	$10,295
04/18	$10,465	$10,395	$10,243
05/18	$10,557	$10,469	$10,314
06/18	$10,559	$10,456	$10,319
07/18	$10,528	$10,459	$10,308
08/18	$10,612	$10,526	$10,371
09/18	$10,517	$10,458	$10,307
10/18	$10,465	$10,376	$10,242
11/18	$10,591	$10,438	$10,335
12/18	$10,770	$10,630	$10,522
01/19	$10,865	$10,742	$10,605
02/19	$10,854	$10,736	$10,596
03/19	$11,044	$10,942	$10,750
04/19	$11,033	$10,945	$10,744
05/19	$11,191	$11,139	$10,882
06/19	$11,266	$11,279	$10,961
07/19	$11,320	$11,304	$11,005
08/19	$11,428	$11,597	$11,103
09/19	$11,385	$11,535	$11,111
10/19	$11,450	$11,570	$11,150
11/19	$11,461	$11,564	$11,159
12/19	$11,482	$11,556	$11,190
01/20	$11,590	$11,778	$11,269
02/20	$11,774	$11,990	$11,385
03/20	$11,515	$11,920	$11,506
04/20	$11,677	$12,132	$11,579
05/20	$11,763	$12,188	$11,593
06/20	$11,839	$12,265	$11,582
07/20	$11,873	$12,448	$11,603
08/20	$11,929	$12,348	$11,608
09/20	$11,940	$12,341	$11,595
10/20	$11,951	$12,286	$11,591
11/20	$11,973	$12,406	$11,599
12/20	$12,051	$12,424	$11,624
01/21	$12,151	$12,334	$11,633
02/21	$12,174	$12,156	$11,555
03/21	$12,174	$12,005	$11,496
04/21	$12,196	$12,099	$11,559
05/21	$12,151	$12,139	$11,539
06/21	$12,107	$12,224	$11,534
07/21	$12,142	$12,361	$11,606
08/21	$12,119	$12,337	$11,587
09/21	$12,095	$12,231	$11,545
10/21	$12,003	$12,227	$11,523
11/21	$11,969	$12,263	$11,513
12/21	$11,922	$12,232	$11,502
01/22	$11,738	$11,968	$11,332
02/22	$11,623	$11,835	$11,222
03/22	$11,242	$11,506	$10,930
04/22	$10,873	$11,069	$10,547
05/22	$10,977	$11,141	$10,663
06/22	$10,781	$10,966	$10,493
07/22	$11,104	$11,234	$10,830
08/22	$10,716	$10,917	$10,460
09/22	$10,093	$10,445	$9,931
10/22	$9,857	$10,310	$9,790
11/22	$10,304	$10,689	$10,189
12/22	$10,222	$10,641	$10,144
01/23	$10,598	$10,968	$10,478
02/23	$10,269	$10,684	$10,201
03/23	$10,516	$10,956	$10,400
04/23	$10,587	$11,022	$10,454
05/23	$10,457	$10,902	$10,377
06/23	$10,375	$10,863	$10,333
07/23	$10,366	$10,856	$10,325
08/23	$10,270	$10,786	$10,240
09/23	$9,968	$10,512	$9,914
10/23	$9,774	$10,346	$9,709
11/23	$10,330	$10,815	$10,215
12/23	$10,789	$11,229	$10,656
01/24	$10,777	$11,198	$10,606
02/24	$10,572	$11,040	$10,434
03/24	$10,656	$11,142	$10,544
04/24	$10,318	$10,860	$10,225
05/24	$10,548	$11,044	$10,430
06/24	$10,681	$11,149	$10,552
07/24	$11,033	$11,409	$10,830
08/24	$11,245	$11,573	$11,005
09/24	$11,407	$11,728	$11,135
10/24	$10,995	$11,437	$10,820
11/24	$11,157	$11,558	$10,964
12/24	$10,945	$11,369	$10,784
01/25	$11,008	$11,430	$10,839
02/25	$11,345	$11,681	$11,115
03/25	$11,332	$11,685	$11,113
04/25	$11,419	$11,731	$11,145
05/25	$11,257	$11,647	$11,043
06/25	$11,482	$11,826	$11,239
07/25	$11,427	$11,795	$11,194
08/25	$11,631	$11,936	$11,374
09/25	$11,771	$12,067	$11,512
10/25	$11,860	$12,142	$11,612
11/25	$11,937	$12,217	$11,684
12/25	$11,937	$12,199	$11,709

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	9.06	(0.19)	1.79
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	8.58	0.15	1.59

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,397,378,372
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 5,848,478
InvestmentCompanyPortfolioTurnover	386.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,397,378,372
Total number of portfolio holdings	344
Management services fees (represents 0.42% of Fund average net assets)	$5,848,478
Portfolio turnover for the reporting period	386%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	20%

Holdings [Text Block]

Asset Categories

Residential Mortgage-Backed Securities - Agency	111.9%
Residential Mortgage-Backed Securities - Non-Agency	7.5%
Money Market Funds	5.0%
Asset-Backed Securities - Non-Agency	3.3%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 01/14/2056 5.000%	6.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 3.500%	5.3%
Government National Mortgage Association TBA 01/22/2056 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.000%	5.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	3.5%
Government National Mortgage Association TBA 01/22/2056 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2056 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 01/14/2056 6.000%	1.6%
Federal National Mortgage Association 03/25/2028 3.030%	1.5%
Federal National Mortgage Association 03/01/2052 2.000%	1.4%

Material Fund Change [Text Block]
C000209985
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Aggressive Portfolio Class 1 ($24,206)	Bloomberg U.S. Aggregate Bond Index ($12,199)	56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)	MSCI EAFE Index (Net) ($21,959)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,530	$10,138	$9,538	$9,277	$9,436
02/16	$9,460	$10,210	$9,508	$9,107	$9,433
03/16	$10,000	$10,303	$10,049	$9,699	$10,097
04/16	$10,089	$10,343	$10,161	$9,980	$10,159
05/16	$10,172	$10,345	$10,241	$9,890	$10,341
06/16	$10,083	$10,531	$10,207	$9,558	$10,362
07/16	$10,439	$10,598	$10,571	$10,042	$10,774
08/16	$10,464	$10,586	$10,586	$10,049	$10,801
09/16	$10,496	$10,580	$10,625	$10,173	$10,818
10/16	$10,305	$10,499	$10,428	$9,965	$10,584
11/16	$10,445	$10,250	$10,590	$9,766	$11,058
12/16	$10,591	$10,265	$10,796	$10,100	$11,274
01/17	$10,788	$10,285	$10,989	$10,393	$11,486
02/17	$11,043	$10,354	$11,270	$10,542	$11,913
03/17	$11,132	$10,349	$11,348	$10,832	$11,921
04/17	$11,310	$10,428	$11,502	$11,107	$12,047
05/17	$11,500	$10,509	$11,687	$11,515	$12,171
06/17	$11,564	$10,498	$11,739	$11,495	$12,280
07/17	$11,780	$10,543	$11,954	$11,826	$12,512
08/17	$11,818	$10,638	$11,987	$11,822	$12,536
09/17	$12,028	$10,587	$12,211	$12,116	$12,842
10/17	$12,231	$10,593	$12,406	$12,300	$13,122
11/17	$12,467	$10,580	$12,645	$12,429	$13,521
12/17	$12,594	$10,628	$12,776	$12,628	$13,656
01/18	$13,153	$10,506	$13,278	$13,262	$14,375
02/18	$12,657	$10,406	$12,835	$12,663	$13,846
03/18	$12,492	$10,473	$12,651	$12,435	$13,568
04/18	$12,543	$10,395	$12,729	$12,719	$13,619
05/18	$12,664	$10,469	$12,880	$12,433	$14,004
06/18	$12,613	$10,456	$12,886	$12,281	$14,095
07/18	$12,905	$10,459	$13,202	$12,584	$14,563
08/18	$13,039	$10,526	$13,417	$12,341	$15,074
09/18	$13,045	$10,458	$13,441	$12,448	$15,099
10/18	$12,181	$10,376	$12,608	$11,457	$13,988
11/18	$12,301	$10,438	$12,761	$11,442	$14,268
12/18	$11,513	$10,630	$11,994	$10,887	$12,940
01/19	$12,314	$10,742	$12,785	$11,602	$14,051
02/19	$12,613	$10,736	$13,114	$11,898	$14,545
03/19	$12,772	$10,942	$13,291	$11,973	$14,757
04/19	$13,148	$10,945	$13,679	$12,310	$15,346
05/19	$12,492	$11,139	$13,074	$11,719	$14,353
06/19	$13,173	$11,279	$13,807	$12,414	$15,361
07/19	$13,212	$11,304	$13,886	$12,256	$15,590
08/19	$13,008	$11,597	$13,713	$11,939	$15,272
09/19	$13,167	$11,535	$13,928	$12,281	$15,540
10/19	$13,396	$11,570	$14,224	$12,722	$15,874
11/19	$13,728	$11,564	$14,564	$12,866	$16,478
12/19	$14,027	$11,556	$14,911	$13,284	$16,954
01/20	$13,982	$11,778	$14,885	$13,006	$16,935
02/20	$13,116	$11,990	$13,933	$11,831	$15,549
03/20	$11,511	$11,920	$12,397	$10,252	$13,410
04/20	$12,626	$12,132	$13,553	$10,914	$15,187
05/20	$13,224	$12,188	$14,113	$11,389	$15,999
06/20	$13,568	$12,265	$14,427	$11,777	$16,364
07/20	$14,123	$12,448	$15,009	$12,051	$17,294
08/20	$14,772	$12,348	$15,779	$12,671	$18,546
09/20	$14,371	$12,341	$15,357	$12,342	$17,871
10/20	$14,072	$12,286	$15,011	$11,849	$17,485
11/20	$15,569	$12,406	$16,621	$13,686	$19,613
12/20	$16,174	$12,424	$17,230	$14,322	$20,495
01/21	$16,091	$12,334	$17,119	$14,169	$20,404
02/21	$16,562	$12,156	$17,461	$14,487	$21,042
03/21	$16,976	$12,005	$17,864	$14,820	$21,796
04/21	$17,626	$12,099	$18,537	$15,266	$22,919
05/21	$17,875	$12,139	$18,742	$15,764	$23,024
06/21	$18,034	$12,224	$18,976	$15,587	$23,592
07/21	$18,231	$12,361	$19,233	$15,704	$23,991
08/21	$18,633	$12,337	$19,614	$15,981	$24,675
09/21	$17,938	$12,231	$18,950	$15,517	$23,568
10/21	$18,671	$12,227	$19,779	$15,899	$25,161
11/21	$18,174	$12,263	$19,401	$15,159	$24,778
12/21	$18,766	$12,232	$20,057	$15,935	$25,754
01/22	$17,900	$11,968	$19,077	$15,165	$24,239
02/22	$17,480	$11,835	$18,685	$14,897	$23,628
03/22	$17,569	$11,506	$18,949	$14,993	$24,395
04/22	$16,269	$11,069	$17,559	$14,023	$22,206
05/22	$16,308	$11,141	$17,600	$14,128	$22,176
06/22	$15,091	$10,966	$16,328	$12,817	$20,321
07/22	$16,085	$11,234	$17,461	$13,456	$22,227
08/22	$15,467	$10,917	$16,799	$12,817	$21,397
09/22	$14,123	$10,445	$15,404	$11,618	$19,413
10/22	$14,983	$10,310	$16,270	$12,242	$21,005
11/22	$16,015	$10,689	$17,305	$13,621	$22,102
12/22	$15,390	$10,641	$16,726	$13,632	$20,808
01/23	$16,403	$10,968	$17,799	$14,736	$22,241
02/23	$15,913	$10,684	$17,385	$14,429	$21,721
03/23	$16,282	$10,956	$17,837	$14,786	$22,302
04/23	$16,467	$11,022	$18,085	$15,204	$22,539
05/23	$16,308	$10,902	$17,902	$14,560	$22,627
06/23	$17,104	$10,863	$18,769	$15,223	$24,172
07/23	$17,518	$10,856	$19,289	$15,715	$25,039
08/23	$17,123	$10,786	$18,878	$15,113	$24,555
09/23	$16,358	$10,512	$18,124	$14,597	$23,386
10/23	$16,002	$10,346	$17,622	$14,005	$22,766
11/23	$17,301	$10,815	$19,094	$15,305	$24,888
12/23	$18,085	$11,229	$20,051	$16,118	$26,209
01/24	$18,212	$11,198	$20,192	$16,211	$26,499
02/24	$18,817	$11,040	$20,836	$16,508	$27,933
03/24	$19,346	$11,142	$21,415	$17,051	$28,835
04/24	$18,658	$10,860	$20,647	$16,614	$27,566
05/24	$19,486	$11,044	$21,456	$17,258	$28,868
06/24	$19,728	$11,149	$21,785	$16,979	$29,762
07/24	$20,079	$11,409	$22,267	$17,477	$30,315
08/24	$20,544	$11,573	$22,776	$18,046	$30,975
09/24	$20,837	$11,728	$23,152	$18,212	$31,616
10/24	$20,359	$11,437	$22,639	$17,222	$31,384
11/24	$21,181	$11,558	$23,500	$17,124	$33,471
12/24	$20,525	$11,369	$22,892	$16,735	$32,448
01/25	$21,174	$11,430	$23,610	$17,614	$33,473
02/25	$21,111	$11,681	$23,571	$17,956	$32,831
03/25	$20,410	$11,685	$22,780	$17,883	$30,916
04/25	$20,499	$11,731	$22,962	$18,702	$30,709
05/25	$21,410	$11,647	$23,997	$19,558	$32,655
06/25	$22,283	$11,826	$24,880	$19,989	$34,314
07/25	$22,436	$11,795	$25,090	$19,708	$35,070
08/25	$23,003	$11,936	$25,732	$20,549	$35,881
09/25	$23,582	$12,067	$26,403	$20,942	$37,120
10/25	$23,971	$12,142	$26,828	$21,188	$37,915
11/25	$24,054	$12,217	$26,942	$21,320	$38,019
12/25	$24,206	$12,199	$27,125	$21,959	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	17.94	8.40	9.24
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	18.49	9.50	10.49
MSCI EAFE Index (Net)	31.22	8.92	8.18
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,594,543,221
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,744
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,594,543,221
Total number of portfolio holdings	44
Management services fees (represents 0.04% of Fund average net assets)	$1,008,744
Portfolio turnover for the reporting period	8%

Holdings [Text Block]	Asset Categories
Equity Funds	80.1%
Fixed Income Funds	16.5%
Money Market Funds	2.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.7%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares	4.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087784
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Aggressive Portfolio Class 2 ($23,795)	Bloomberg U.S. Aggregate Bond Index ($12,199)	56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)	MSCI EAFE Index (Net) ($21,959)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,530	$10,138	$9,538	$9,277	$9,436
02/16	$9,460	$10,210	$9,508	$9,107	$9,433
03/16	$10,000	$10,303	$10,049	$9,699	$10,097
04/16	$10,089	$10,343	$10,161	$9,980	$10,159
05/16	$10,172	$10,345	$10,241	$9,890	$10,341
06/16	$10,083	$10,531	$10,207	$9,558	$10,362
07/16	$10,439	$10,598	$10,571	$10,042	$10,774
08/16	$10,464	$10,586	$10,586	$10,049	$10,801
09/16	$10,496	$10,580	$10,625	$10,173	$10,818
10/16	$10,305	$10,499	$10,428	$9,965	$10,584
11/16	$10,445	$10,250	$10,590	$9,766	$11,058
12/16	$10,591	$10,265	$10,796	$10,100	$11,274
01/17	$10,788	$10,285	$10,989	$10,393	$11,486
02/17	$11,043	$10,354	$11,270	$10,542	$11,913
03/17	$11,132	$10,349	$11,348	$10,832	$11,921
04/17	$11,310	$10,428	$11,502	$11,107	$12,047
05/17	$11,500	$10,509	$11,687	$11,515	$12,171
06/17	$11,564	$10,498	$11,739	$11,495	$12,280
07/17	$11,780	$10,543	$11,954	$11,826	$12,512
08/17	$11,818	$10,638	$11,987	$11,822	$12,536
09/17	$12,028	$10,587	$12,211	$12,116	$12,842
10/17	$12,231	$10,593	$12,406	$12,300	$13,122
11/17	$12,467	$10,580	$12,645	$12,429	$13,521
12/17	$12,594	$10,628	$12,776	$12,628	$13,656
01/18	$13,153	$10,506	$13,278	$13,262	$14,375
02/18	$12,657	$10,406	$12,835	$12,663	$13,846
03/18	$12,492	$10,473	$12,651	$12,435	$13,568
04/18	$12,543	$10,395	$12,729	$12,719	$13,619
05/18	$12,664	$10,469	$12,880	$12,433	$14,004
06/18	$12,613	$10,456	$12,886	$12,281	$14,095
07/18	$12,905	$10,459	$13,202	$12,584	$14,563
08/18	$13,039	$10,526	$13,417	$12,341	$15,074
09/18	$13,045	$10,458	$13,441	$12,448	$15,099
10/18	$12,181	$10,376	$12,608	$11,457	$13,988
11/18	$12,301	$10,438	$12,761	$11,442	$14,268
12/18	$11,513	$10,630	$11,994	$10,887	$12,940
01/19	$12,314	$10,742	$12,785	$11,602	$14,051
02/19	$12,613	$10,736	$13,114	$11,898	$14,545
03/19	$12,765	$10,942	$13,291	$11,973	$14,757
04/19	$13,140	$10,945	$13,679	$12,310	$15,346
05/19	$12,486	$11,139	$13,074	$11,719	$14,353
06/19	$13,160	$11,279	$13,807	$12,414	$15,361
07/19	$13,198	$11,304	$13,886	$12,256	$15,590
08/19	$12,994	$11,597	$13,713	$11,939	$15,272
09/19	$13,147	$11,535	$13,928	$12,281	$15,540
10/19	$13,369	$11,570	$14,224	$12,722	$15,874
11/19	$13,700	$11,564	$14,564	$12,866	$16,478
12/19	$13,999	$11,556	$14,911	$13,284	$16,954
01/20	$13,948	$11,778	$14,885	$13,006	$16,935
02/20	$13,083	$11,990	$13,933	$11,831	$15,549
03/20	$11,481	$11,920	$12,397	$10,252	$13,410
04/20	$12,587	$12,132	$13,553	$10,914	$15,187
05/20	$13,185	$12,188	$14,113	$11,389	$15,999
06/20	$13,522	$12,265	$14,427	$11,777	$16,364
07/20	$14,069	$12,448	$15,009	$12,051	$17,294
08/20	$14,711	$12,348	$15,779	$12,671	$18,546
09/20	$14,310	$12,341	$15,357	$12,342	$17,871
10/20	$14,011	$12,286	$15,011	$11,849	$17,485
11/20	$15,499	$12,406	$16,621	$13,686	$19,613
12/20	$16,097	$12,424	$17,230	$14,322	$20,495
01/21	$16,014	$12,334	$17,119	$14,169	$20,404
02/21	$16,484	$12,156	$17,461	$14,487	$21,042
03/21	$16,885	$12,005	$17,864	$14,820	$21,796
04/21	$17,533	$12,099	$18,537	$15,266	$22,919
05/21	$17,775	$12,139	$18,742	$15,764	$23,024
06/21	$17,934	$12,224	$18,976	$15,587	$23,592
07/21	$18,125	$12,361	$19,233	$15,704	$23,991
08/21	$18,519	$12,337	$19,614	$15,981	$24,675
09/21	$17,826	$12,231	$18,950	$15,517	$23,568
10/21	$18,544	$12,227	$19,779	$15,899	$25,161
11/21	$18,048	$12,263	$19,401	$15,159	$24,778
12/21	$18,633	$12,232	$20,057	$15,935	$25,754
01/22	$17,769	$11,968	$19,077	$15,165	$24,239
02/22	$17,349	$11,835	$18,685	$14,897	$23,628
03/22	$17,432	$11,506	$18,949	$14,993	$24,395
04/22	$16,141	$11,069	$17,559	$14,023	$22,206
05/22	$16,173	$11,141	$17,600	$14,128	$22,176
06/22	$14,965	$10,966	$16,328	$12,817	$20,321
07/22	$15,950	$11,234	$17,461	$13,456	$22,227
08/22	$15,334	$10,917	$16,799	$12,817	$21,397
09/22	$13,999	$10,445	$15,404	$11,618	$19,413
10/22	$14,851	$10,310	$16,270	$12,242	$21,005
11/22	$15,861	$10,689	$17,305	$13,621	$22,102
12/22	$15,245	$10,641	$16,726	$13,632	$20,808
01/23	$16,243	$10,968	$17,799	$14,736	$22,241
02/23	$15,753	$10,684	$17,385	$14,429	$21,721
03/23	$16,116	$10,956	$17,837	$14,786	$22,302
04/23	$16,294	$11,022	$18,085	$15,204	$22,539
05/23	$16,135	$10,902	$17,902	$14,560	$22,627
06/23	$16,917	$10,863	$18,769	$15,223	$24,172
07/23	$17,330	$10,856	$19,289	$15,715	$25,039
08/23	$16,929	$10,786	$18,878	$15,113	$24,555
09/23	$16,173	$10,512	$18,124	$14,597	$23,386
10/23	$15,811	$10,346	$17,622	$14,005	$22,766
11/23	$17,095	$10,815	$19,094	$15,305	$24,888
12/23	$17,870	$11,229	$20,051	$16,118	$26,209
01/24	$17,991	$11,198	$20,192	$16,211	$26,499
02/24	$18,582	$11,040	$20,836	$16,508	$27,933
03/24	$19,104	$11,142	$21,415	$17,051	$28,835
04/24	$18,417	$10,860	$20,647	$16,614	$27,566
05/24	$19,231	$11,044	$21,456	$17,258	$28,868
06/24	$19,466	$11,149	$21,785	$16,979	$29,762
07/24	$19,809	$11,409	$22,267	$17,477	$30,315
08/24	$20,261	$11,573	$22,776	$18,046	$30,975
09/24	$20,547	$11,728	$23,152	$18,212	$31,616
10/24	$20,070	$11,437	$22,639	$17,222	$31,384
11/24	$20,877	$11,558	$23,500	$17,124	$33,471
12/24	$20,229	$11,369	$22,892	$16,735	$32,448
01/25	$20,865	$11,430	$23,610	$17,614	$33,473
02/25	$20,801	$11,681	$23,571	$17,956	$32,831
03/25	$20,102	$11,685	$22,780	$17,883	$30,916
04/25	$20,184	$11,731	$22,962	$18,702	$30,709
05/25	$21,081	$11,647	$23,997	$19,558	$32,655
06/25	$21,933	$11,826	$24,880	$19,989	$34,314
07/25	$22,079	$11,795	$25,090	$19,708	$35,070
08/25	$22,632	$11,936	$25,732	$20,549	$35,881
09/25	$23,198	$12,067	$26,403	$20,942	$37,120
10/25	$23,573	$12,142	$26,828	$21,188	$37,915
11/25	$23,649	$12,217	$26,942	$21,320	$38,019
12/25	$23,795	$12,199	$27,125	$21,959	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	17.63	8.13	9.06
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	18.49	9.50	10.49
MSCI EAFE Index (Net)	31.22	8.92	8.18
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,594,543,221
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,744
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,594,543,221
Total number of portfolio holdings	44
Management services fees (represents 0.04% of Fund average net assets)	$1,008,744
Portfolio turnover for the reporting period	8%

Holdings [Text Block]	Asset Categories
Equity Funds	80.1%
Fixed Income Funds	16.5%
Money Market Funds	2.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.7%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares	4.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087785
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Aggressive Portfolio Class 4 ($23,803)	Bloomberg U.S. Aggregate Bond Index ($12,199)	56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)	MSCI EAFE Index (Net) ($21,959)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,537	$10,138	$9,538	$9,277	$9,436
02/16	$9,467	$10,210	$9,508	$9,107	$9,433
03/16	$10,000	$10,303	$10,049	$9,699	$10,097
04/16	$10,095	$10,343	$10,161	$9,980	$10,159
05/16	$10,171	$10,345	$10,241	$9,890	$10,341
06/16	$10,083	$10,531	$10,207	$9,558	$10,362
07/16	$10,444	$10,598	$10,571	$10,042	$10,774
08/16	$10,470	$10,586	$10,586	$10,049	$10,801
09/16	$10,502	$10,580	$10,625	$10,173	$10,818
10/16	$10,311	$10,499	$10,428	$9,965	$10,584
11/16	$10,444	$10,250	$10,590	$9,766	$11,058
12/16	$10,597	$10,265	$10,796	$10,100	$11,274
01/17	$10,794	$10,285	$10,989	$10,393	$11,486
02/17	$11,048	$10,354	$11,270	$10,542	$11,913
03/17	$11,137	$10,349	$11,348	$10,832	$11,921
04/17	$11,314	$10,428	$11,502	$11,107	$12,047
05/17	$11,505	$10,509	$11,687	$11,515	$12,171
06/17	$11,568	$10,498	$11,739	$11,495	$12,280
07/17	$11,784	$10,543	$11,954	$11,826	$12,512
08/17	$11,822	$10,638	$11,987	$11,822	$12,536
09/17	$12,032	$10,587	$12,211	$12,116	$12,842
10/17	$12,235	$10,593	$12,406	$12,300	$13,122
11/17	$12,470	$10,580	$12,645	$12,429	$13,521
12/17	$12,597	$10,628	$12,776	$12,628	$13,656
01/18	$13,156	$10,506	$13,278	$13,262	$14,375
02/18	$12,660	$10,406	$12,835	$12,663	$13,846
03/18	$12,495	$10,473	$12,651	$12,435	$13,568
04/18	$12,546	$10,395	$12,729	$12,719	$13,619
05/18	$12,667	$10,469	$12,880	$12,433	$14,004
06/18	$12,616	$10,456	$12,886	$12,281	$14,095
07/18	$12,908	$10,459	$13,202	$12,584	$14,563
08/18	$13,041	$10,526	$13,417	$12,341	$15,074
09/18	$13,048	$10,458	$13,441	$12,448	$15,099
10/18	$12,184	$10,376	$12,608	$11,457	$13,988
11/18	$12,305	$10,438	$12,761	$11,442	$14,268
12/18	$11,511	$10,630	$11,994	$10,887	$12,940
01/19	$12,317	$10,742	$12,785	$11,602	$14,051
02/19	$12,616	$10,736	$13,114	$11,898	$14,545
03/19	$12,768	$10,942	$13,291	$11,973	$14,757
04/19	$13,143	$10,945	$13,679	$12,310	$15,346
05/19	$12,489	$11,139	$13,074	$11,719	$14,353
06/19	$13,162	$11,279	$13,807	$12,414	$15,361
07/19	$13,200	$11,304	$13,886	$12,256	$15,590
08/19	$12,997	$11,597	$13,713	$11,939	$15,272
09/19	$13,156	$11,535	$13,928	$12,281	$15,540
10/19	$13,378	$11,570	$14,224	$12,722	$15,874
11/19	$13,708	$11,564	$14,564	$12,866	$16,478
12/19	$14,006	$11,556	$14,911	$13,284	$16,954
01/20	$13,956	$11,778	$14,885	$13,006	$16,935
02/20	$13,086	$11,990	$13,933	$11,831	$15,549
03/20	$11,479	$11,920	$12,397	$10,252	$13,410
04/20	$12,597	$12,132	$13,553	$10,914	$15,187
05/20	$13,187	$12,188	$14,113	$11,389	$15,999
06/20	$13,524	$12,265	$14,427	$11,777	$16,364
07/20	$14,076	$12,448	$15,009	$12,051	$17,294
08/20	$14,717	$12,348	$15,779	$12,671	$18,546
09/20	$14,317	$12,341	$15,357	$12,342	$17,871
10/20	$14,019	$12,286	$15,011	$11,849	$17,485
11/20	$15,505	$12,406	$16,621	$13,686	$19,613
12/20	$16,102	$12,424	$17,230	$14,322	$20,495
01/21	$16,019	$12,334	$17,119	$14,169	$20,404
02/21	$16,489	$12,156	$17,461	$14,487	$21,042
03/21	$16,889	$12,005	$17,864	$14,820	$21,796
04/21	$17,537	$12,099	$18,537	$15,266	$22,919
05/21	$17,778	$12,139	$18,742	$15,764	$23,024
06/21	$17,937	$12,224	$18,976	$15,587	$23,592
07/21	$18,127	$12,361	$19,233	$15,704	$23,991
08/21	$18,521	$12,337	$19,614	$15,981	$24,675
09/21	$17,829	$12,231	$18,950	$15,517	$23,568
10/21	$18,552	$12,227	$19,779	$15,899	$25,161
11/21	$18,057	$12,263	$19,401	$15,159	$24,778
12/21	$18,641	$12,232	$20,057	$15,935	$25,754
01/22	$17,778	$11,968	$19,077	$15,165	$24,239
02/22	$17,352	$11,835	$18,685	$14,897	$23,628
03/22	$17,441	$11,506	$18,949	$14,993	$24,395
04/22	$16,146	$11,069	$17,559	$14,023	$22,206
05/22	$16,178	$11,141	$17,600	$14,128	$22,176
06/22	$14,965	$10,966	$16,328	$12,817	$20,321
07/22	$15,956	$11,234	$17,461	$13,456	$22,227
08/22	$15,340	$10,917	$16,799	$12,817	$21,397
09/22	$14,006	$10,445	$15,404	$11,618	$19,413
10/22	$14,851	$10,310	$16,270	$12,242	$21,005
11/22	$15,867	$10,689	$17,305	$13,621	$22,102
12/22	$15,251	$10,641	$16,726	$13,632	$20,808
01/23	$16,248	$10,968	$17,799	$14,736	$22,241
02/23	$15,759	$10,684	$17,385	$14,429	$21,721
03/23	$16,121	$10,956	$17,837	$14,786	$22,302
04/23	$16,298	$11,022	$18,085	$15,204	$22,539
05/23	$16,140	$10,902	$17,902	$14,560	$22,627
06/23	$16,921	$10,863	$18,769	$15,223	$24,172
07/23	$17,333	$10,856	$19,289	$15,715	$25,039
08/23	$16,933	$10,786	$18,878	$15,113	$24,555
09/23	$16,178	$10,512	$18,124	$14,597	$23,386
10/23	$15,816	$10,346	$17,622	$14,005	$22,766
11/23	$17,105	$10,815	$19,094	$15,305	$24,888
12/23	$17,873	$11,229	$20,051	$16,118	$26,209
01/24	$17,994	$11,198	$20,192	$16,211	$26,499
02/24	$18,584	$11,040	$20,836	$16,508	$27,933
03/24	$19,105	$11,142	$21,415	$17,051	$28,835
04/24	$18,425	$10,860	$20,647	$16,614	$27,566
05/24	$19,232	$11,044	$21,456	$17,258	$28,868
06/24	$19,473	$11,149	$21,785	$16,979	$29,762
07/24	$19,816	$11,409	$22,267	$17,477	$30,315
08/24	$20,267	$11,573	$22,776	$18,046	$30,975
09/24	$20,559	$11,728	$23,152	$18,212	$31,616
10/24	$20,076	$11,437	$22,639	$17,222	$31,384
11/24	$20,883	$11,558	$23,500	$17,124	$33,471
12/24	$20,235	$11,369	$22,892	$16,735	$32,448
01/25	$20,870	$11,430	$23,610	$17,614	$33,473
02/25	$20,806	$11,681	$23,571	$17,956	$32,831
03/25	$20,108	$11,685	$22,780	$17,883	$30,916
04/25	$20,190	$11,731	$22,962	$18,702	$30,709
05/25	$21,086	$11,647	$23,997	$19,558	$32,655
06/25	$21,943	$11,826	$24,880	$19,989	$34,314
07/25	$22,089	$11,795	$25,090	$19,708	$35,070
08/25	$22,641	$11,936	$25,732	$20,549	$35,881
09/25	$23,206	$12,067	$26,403	$20,942	$37,120
10/25	$23,581	$12,142	$26,828	$21,188	$37,915
11/25	$23,657	$12,217	$26,942	$21,320	$38,019
12/25	$23,803	$12,199	$27,125	$21,959	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	17.63	8.13	9.06
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	18.49	9.50	10.49
MSCI EAFE Index (Net)	31.22	8.92	8.18
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,594,543,221
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,744
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,594,543,221
Total number of portfolio holdings	44
Management services fees (represents 0.04% of Fund average net assets)	$1,008,744
Portfolio turnover for the reporting period	8%

Holdings [Text Block]	Asset Categories
Equity Funds	80.1%
Fixed Income Funds	16.5%
Money Market Funds	2.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.7%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.3%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares	4.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000209989
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Conservative Portfolio Class 1 ($14,404)	MSCI EAFE Index (Net) ($21,959)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,960	$9,277	$9,988	$10,138	$9,436
02/16	$9,976	$9,107	$10,033	$10,210	$9,433
03/16	$10,184	$9,699	$10,245	$10,303	$10,097
04/16	$10,264	$9,980	$10,303	$10,343	$10,159
05/16	$10,288	$9,890	$10,325	$10,345	$10,341
06/16	$10,392	$9,558	$10,456	$10,531	$10,362
07/16	$10,552	$10,042	$10,598	$10,598	$10,774
08/16	$10,552	$10,049	$10,593	$10,586	$10,801
09/16	$10,560	$10,173	$10,598	$10,580	$10,818
10/16	$10,440	$9,965	$10,488	$10,499	$10,584
11/16	$10,304	$9,766	$10,343	$10,250	$11,058
12/16	$10,344	$10,100	$10,404	$10,265	$11,274
01/17	$10,424	$10,393	$10,466	$10,285	$11,486
02/17	$10,528	$10,542	$10,586	$10,354	$11,913
03/17	$10,536	$10,832	$10,600	$10,349	$11,921
04/17	$10,632	$11,107	$10,697	$10,428	$12,047
05/17	$10,743	$11,515	$10,802	$10,509	$12,171
06/17	$10,751	$11,495	$10,806	$10,498	$12,280
07/17	$10,839	$11,826	$10,890	$10,543	$12,512
08/17	$10,919	$11,822	$10,971	$10,638	$12,536
09/17	$10,935	$12,116	$10,983	$10,587	$12,842
10/17	$10,991	$12,300	$11,032	$10,593	$13,122
11/17	$11,047	$12,429	$11,074	$10,580	$13,521
12/17	$11,111	$12,628	$11,141	$10,628	$13,656
01/18	$11,191	$13,262	$11,154	$10,506	$14,375
02/18	$10,999	$12,663	$10,982	$10,406	$13,846
03/18	$11,007	$12,435	$10,995	$10,473	$13,568
04/18	$10,951	$12,719	$10,951	$10,395	$13,619
05/18	$11,015	$12,433	$11,042	$10,469	$14,004
06/18	$10,975	$12,281	$11,033	$10,456	$14,095
07/18	$11,047	$12,584	$11,103	$10,459	$14,563
08/18	$11,119	$12,341	$11,201	$10,526	$15,074
09/18	$11,071	$12,448	$11,152	$10,458	$15,099
10/18	$10,799	$11,457	$10,913	$10,376	$13,988
11/18	$10,855	$11,442	$10,995	$10,438	$14,268
12/18	$10,783	$10,887	$10,982	$10,630	$12,940
01/19	$11,071	$11,602	$11,250	$10,742	$14,051
02/19	$11,143	$11,898	$11,318	$10,736	$14,545
03/19	$11,319	$11,973	$11,519	$10,942	$14,757
04/19	$11,391	$12,310	$11,605	$10,945	$15,346
05/19	$11,383	$11,719	$11,631	$11,139	$14,353
06/19	$11,639	$12,414	$11,904	$11,279	$15,361
07/19	$11,655	$12,256	$11,941	$11,304	$15,590
08/19	$11,807	$11,939	$12,135	$11,597	$15,272
09/19	$11,775	$12,281	$12,134	$11,535	$15,540
10/19	$11,855	$12,722	$12,226	$11,570	$15,874
11/19	$11,910	$12,866	$12,295	$11,564	$16,478
12/19	$11,974	$13,284	$12,362	$11,556	$16,954
01/20	$12,134	$13,006	$12,535	$11,778	$16,935
02/20	$12,086	$11,831	$12,503	$11,990	$15,549
03/20	$11,463	$10,252	$12,104	$11,920	$13,410
04/20	$11,886	$10,914	$12,547	$12,132	$15,187
05/20	$12,102	$11,389	$12,721	$12,188	$15,999
06/20	$12,262	$11,777	$12,851	$12,265	$16,364
07/20	$12,566	$12,051	$13,125	$12,448	$17,294
08/20	$12,646	$12,671	$13,214	$12,348	$18,546
09/20	$12,558	$12,342	$13,120	$12,341	$17,871
10/20	$12,470	$11,849	$13,002	$12,286	$17,485
11/20	$12,942	$13,686	$13,447	$12,406	$19,613
12/20	$13,118	$14,322	$13,584	$12,424	$20,495
01/21	$13,054	$14,169	$13,489	$12,334	$20,404
02/21	$12,998	$14,487	$13,410	$12,156	$21,042
03/21	$12,990	$14,820	$13,362	$12,005	$21,796
04/21	$13,205	$15,266	$13,567	$12,099	$22,919
05/21	$13,269	$15,764	$13,637	$12,139	$23,024
06/21	$13,373	$15,587	$13,752	$12,224	$23,592
07/21	$13,509	$15,704	$13,914	$12,361	$23,991
08/21	$13,573	$15,981	$13,963	$12,337	$24,675
09/21	$13,357	$15,517	$13,754	$12,231	$23,568
10/21	$13,493	$15,899	$13,902	$12,227	$25,161
11/21	$13,413	$15,159	$13,866	$12,263	$24,778
12/21	$13,517	$15,935	$13,957	$12,232	$25,754
01/22	$13,149	$15,165	$13,561	$11,968	$24,239
02/22	$12,950	$14,897	$13,378	$11,835	$23,628
03/22	$12,702	$14,993	$13,146	$11,506	$24,395
04/22	$12,094	$14,023	$12,531	$11,069	$22,206
05/22	$12,134	$14,128	$12,599	$11,141	$22,176
06/22	$11,711	$12,817	$12,223	$10,966	$20,321
07/22	$12,126	$13,456	$12,659	$11,234	$22,227
08/22	$11,767	$12,817	$12,271	$10,917	$21,397
09/22	$11,087	$11,618	$11,618	$10,445	$19,413
10/22	$11,127	$12,242	$11,669	$10,310	$21,005
11/22	$11,623	$13,621	$12,176	$10,689	$22,102
12/22	$11,455	$13,632	$12,033	$10,641	$20,808
01/23	$11,942	$14,736	$12,504	$10,968	$22,241
02/23	$11,623	$14,429	$12,188	$10,684	$21,721
03/23	$11,918	$14,786	$12,500	$10,956	$22,302
04/23	$11,998	$15,204	$12,600	$11,022	$22,539
05/23	$11,855	$14,560	$12,465	$10,902	$22,627
06/23	$11,974	$15,223	$12,583	$10,863	$24,172
07/23	$12,038	$15,715	$12,664	$10,856	$25,039
08/23	$11,910	$15,113	$12,536	$10,786	$24,555
09/23	$11,535	$14,597	$12,171	$10,512	$23,386
10/23	$11,319	$14,005	$11,943	$10,346	$22,766
11/23	$11,950	$15,305	$12,598	$10,815	$24,888
12/23	$12,446	$16,118	$13,118	$11,229	$26,209
01/24	$12,462	$16,211	$13,114	$11,198	$26,499
02/24	$12,422	$16,508	$13,079	$11,040	$27,933
03/24	$12,606	$17,051	$13,261	$11,142	$28,835
04/24	$12,246	$16,614	$12,891	$10,860	$27,566
05/24	$12,550	$17,258	$13,181	$11,044	$28,868
06/24	$12,702	$16,979	$13,325	$11,149	$29,762
07/24	$12,982	$17,477	$13,632	$11,409	$30,315
08/24	$13,213	$18,046	$13,857	$11,573	$30,975
09/24	$13,405	$18,212	$14,053	$11,728	$31,616
10/24	$13,062	$17,222	$13,714	$11,437	$31,384
11/24	$13,309	$17,124	$13,953	$11,558	$33,471
12/24	$13,030	$16,735	$13,692	$11,369	$32,448
01/25	$13,189	$17,614	$13,853	$11,430	$33,473
02/25	$13,397	$17,956	$14,076	$11,681	$32,831
03/25	$13,269	$17,883	$13,962	$11,685	$30,916
04/25	$13,325	$18,702	$14,031	$11,731	$30,709
05/25	$13,397	$19,558	$14,114	$11,647	$32,655
06/25	$13,733	$19,989	$14,407	$11,826	$34,314
07/25	$13,741	$19,708	$14,409	$11,795	$35,070
08/25	$13,973	$20,549	$14,630	$11,936	$35,881
09/25	$14,181	$20,942	$14,845	$12,067	$37,120
10/25	$14,309	$21,188	$14,974	$12,142	$37,915
11/25	$14,396	$21,320	$15,060	$12,217	$38,019
12/25	$14,404	$21,959	$15,069	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	10.55	1.89	3.72
MSCI EAFE Index (Net)	31.22	8.92	8.18
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 792,547,126
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 516,055
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$792,547,126
Total number of portfolio holdings	39
Management services fees (represents 0.06% of Fund average net assets)	$516,055
Portfolio turnover for the reporting period	15%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	74.3%
Equity Funds	19.0%
Money Market Funds	6.4%

Largest Holdings [Text Block]

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	10.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087827
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Conservative Portfolio Class 2 ($14,149)	MSCI EAFE Index (Net) ($21,959)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,960	$9,277	$9,988	$10,138	$9,436
02/16	$9,976	$9,107	$10,033	$10,210	$9,433
03/16	$10,184	$9,699	$10,245	$10,303	$10,097
04/16	$10,264	$9,980	$10,303	$10,343	$10,159
05/16	$10,288	$9,890	$10,325	$10,345	$10,341
06/16	$10,392	$9,558	$10,456	$10,531	$10,362
07/16	$10,552	$10,042	$10,598	$10,598	$10,774
08/16	$10,552	$10,049	$10,593	$10,586	$10,801
09/16	$10,560	$10,173	$10,598	$10,580	$10,818
10/16	$10,440	$9,965	$10,488	$10,499	$10,584
11/16	$10,304	$9,766	$10,343	$10,250	$11,058
12/16	$10,344	$10,100	$10,404	$10,265	$11,274
01/17	$10,424	$10,393	$10,466	$10,285	$11,486
02/17	$10,528	$10,542	$10,586	$10,354	$11,913
03/17	$10,536	$10,832	$10,600	$10,349	$11,921
04/17	$10,632	$11,107	$10,697	$10,428	$12,047
05/17	$10,743	$11,515	$10,802	$10,509	$12,171
06/17	$10,751	$11,495	$10,806	$10,498	$12,280
07/17	$10,839	$11,826	$10,890	$10,543	$12,512
08/17	$10,919	$11,822	$10,971	$10,638	$12,536
09/17	$10,935	$12,116	$10,983	$10,587	$12,842
10/17	$10,991	$12,300	$11,032	$10,593	$13,122
11/17	$11,047	$12,429	$11,074	$10,580	$13,521
12/17	$11,111	$12,628	$11,141	$10,628	$13,656
01/18	$11,191	$13,262	$11,154	$10,506	$14,375
02/18	$10,999	$12,663	$10,982	$10,406	$13,846
03/18	$11,007	$12,435	$10,995	$10,473	$13,568
04/18	$10,951	$12,719	$10,951	$10,395	$13,619
05/18	$11,015	$12,433	$11,042	$10,469	$14,004
06/18	$10,975	$12,281	$11,033	$10,456	$14,095
07/18	$11,047	$12,584	$11,103	$10,459	$14,563
08/18	$11,119	$12,341	$11,201	$10,526	$15,074
09/18	$11,071	$12,448	$11,152	$10,458	$15,099
10/18	$10,799	$11,457	$10,913	$10,376	$13,988
11/18	$10,855	$11,442	$10,995	$10,438	$14,268
12/18	$10,783	$10,887	$10,982	$10,630	$12,940
01/19	$11,071	$11,602	$11,250	$10,742	$14,051
02/19	$11,135	$11,898	$11,318	$10,736	$14,545
03/19	$11,311	$11,973	$11,519	$10,942	$14,757
04/19	$11,383	$12,310	$11,605	$10,945	$15,346
05/19	$11,367	$11,719	$11,631	$11,139	$14,353
06/19	$11,631	$12,414	$11,904	$11,279	$15,361
07/19	$11,639	$12,256	$11,941	$11,304	$15,590
08/19	$11,783	$11,939	$12,135	$11,597	$15,272
09/19	$11,759	$12,281	$12,134	$11,535	$15,540
10/19	$11,831	$12,722	$12,226	$11,570	$15,874
11/19	$11,886	$12,866	$12,295	$11,564	$16,478
12/19	$11,942	$13,284	$12,362	$11,556	$16,954
01/20	$12,102	$13,006	$12,535	$11,778	$16,935
02/20	$12,054	$11,831	$12,503	$11,990	$15,549
03/20	$11,431	$10,252	$12,104	$11,920	$13,410
04/20	$11,847	$10,914	$12,547	$12,132	$15,187
05/20	$12,062	$11,389	$12,721	$12,188	$15,999
06/20	$12,222	$11,777	$12,851	$12,265	$16,364
07/20	$12,518	$12,051	$13,125	$12,448	$17,294
08/20	$12,598	$12,671	$13,214	$12,348	$18,546
09/20	$12,502	$12,342	$13,120	$12,341	$17,871
10/20	$12,414	$11,849	$13,002	$12,286	$17,485
11/20	$12,878	$13,686	$13,447	$12,406	$19,613
12/20	$13,054	$14,322	$13,584	$12,424	$20,495
01/21	$12,982	$14,169	$13,489	$12,334	$20,404
02/21	$12,926	$14,487	$13,410	$12,156	$21,042
03/21	$12,918	$14,820	$13,362	$12,005	$21,796
04/21	$13,126	$15,266	$13,567	$12,099	$22,919
05/21	$13,189	$15,764	$13,637	$12,139	$23,024
06/21	$13,285	$15,587	$13,752	$12,224	$23,592
07/21	$13,421	$15,704	$13,914	$12,361	$23,991
08/21	$13,485	$15,981	$13,963	$12,337	$24,675
09/21	$13,269	$15,517	$13,754	$12,231	$23,568
10/21	$13,397	$15,899	$13,902	$12,227	$25,161
11/21	$13,317	$15,159	$13,866	$12,263	$24,778
12/21	$13,421	$15,935	$13,957	$12,232	$25,754
01/22	$13,054	$15,165	$13,561	$11,968	$24,239
02/22	$12,846	$14,897	$13,378	$11,835	$23,628
03/22	$12,598	$14,993	$13,146	$11,506	$24,395
04/22	$11,998	$14,023	$12,531	$11,069	$22,206
05/22	$12,030	$14,128	$12,599	$11,141	$22,176
06/22	$11,607	$12,817	$12,223	$10,966	$20,321
07/22	$12,022	$13,456	$12,659	$11,234	$22,227
08/22	$11,655	$12,817	$12,271	$10,917	$21,397
09/22	$10,983	$11,618	$11,618	$10,445	$19,413
10/22	$11,023	$12,242	$11,669	$10,310	$21,005
11/22	$11,503	$13,621	$12,176	$10,689	$22,102
12/22	$11,335	$13,632	$12,033	$10,641	$20,808
01/23	$11,823	$14,736	$12,504	$10,968	$22,241
02/23	$11,503	$14,429	$12,188	$10,684	$21,721
03/23	$11,791	$14,786	$12,500	$10,956	$22,302
04/23	$11,871	$15,204	$12,600	$11,022	$22,539
05/23	$11,727	$14,560	$12,465	$10,902	$22,627
06/23	$11,839	$15,223	$12,583	$10,863	$24,172
07/23	$11,902	$15,715	$12,664	$10,856	$25,039
08/23	$11,775	$15,113	$12,536	$10,786	$24,555
09/23	$11,399	$14,597	$12,171	$10,512	$23,386
10/23	$11,183	$14,005	$11,943	$10,346	$22,766
11/23	$11,807	$15,305	$12,598	$10,815	$24,888
12/23	$12,294	$16,118	$13,118	$11,229	$26,209
01/24	$12,302	$16,211	$13,114	$11,198	$26,499
02/24	$12,262	$16,508	$13,079	$11,040	$27,933
03/24	$12,438	$17,051	$13,261	$11,142	$28,835
04/24	$12,086	$16,614	$12,891	$10,860	$27,566
05/24	$12,382	$17,258	$13,181	$11,044	$28,868
06/24	$12,534	$16,979	$13,325	$11,149	$29,762
07/24	$12,806	$17,477	$13,632	$11,409	$30,315
08/24	$13,030	$18,046	$13,857	$11,573	$30,975
09/24	$13,213	$18,212	$14,053	$11,728	$31,616
10/24	$12,870	$17,222	$13,714	$11,437	$31,384
11/24	$13,110	$17,124	$13,953	$11,558	$33,471
12/24	$12,838	$16,735	$13,692	$11,369	$32,448
01/25	$12,990	$17,614	$13,853	$11,430	$33,473
02/25	$13,197	$17,956	$14,076	$11,681	$32,831
03/25	$13,062	$17,883	$13,962	$11,685	$30,916
04/25	$13,118	$18,702	$14,031	$11,731	$30,709
05/25	$13,181	$19,558	$14,114	$11,647	$32,655
06/25	$13,509	$19,989	$14,407	$11,826	$34,314
07/25	$13,517	$19,708	$14,409	$11,795	$35,070
08/25	$13,741	$20,549	$14,630	$11,936	$35,881
09/25	$13,941	$20,942	$14,845	$12,067	$37,120
10/25	$14,069	$21,188	$14,974	$12,142	$37,915
11/25	$14,149	$21,320	$15,060	$12,217	$38,019
12/25	$14,149	$21,959	$15,069	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	10.21	1.62	3.53
MSCI EAFE Index (Net)	31.22	8.92	8.18
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 792,547,126
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 516,055
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$792,547,126
Total number of portfolio holdings	39
Management services fees (represents 0.06% of Fund average net assets)	$516,055
Portfolio turnover for the reporting period	15%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	74.3%
Equity Funds	19.0%
Money Market Funds	6.4%

Largest Holdings [Text Block]

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	10.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087826
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Conservative Portfolio Class 4 ($14,149)	MSCI EAFE Index (Net) ($21,959)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,952	$9,277	$9,988	$10,138	$9,436
02/16	$9,968	$9,107	$10,033	$10,210	$9,433
03/16	$10,184	$9,699	$10,245	$10,303	$10,097
04/16	$10,256	$9,980	$10,303	$10,343	$10,159
05/16	$10,280	$9,890	$10,325	$10,345	$10,341
06/16	$10,392	$9,558	$10,456	$10,531	$10,362
07/16	$10,544	$10,042	$10,598	$10,598	$10,774
08/16	$10,552	$10,049	$10,593	$10,586	$10,801
09/16	$10,552	$10,173	$10,598	$10,580	$10,818
10/16	$10,440	$9,965	$10,488	$10,499	$10,584
11/16	$10,304	$9,766	$10,343	$10,250	$11,058
12/16	$10,344	$10,100	$10,404	$10,265	$11,274
01/17	$10,416	$10,393	$10,466	$10,285	$11,486
02/17	$10,528	$10,542	$10,586	$10,354	$11,913
03/17	$10,536	$10,832	$10,600	$10,349	$11,921
04/17	$10,632	$11,107	$10,697	$10,428	$12,047
05/17	$10,743	$11,515	$10,802	$10,509	$12,171
06/17	$10,751	$11,495	$10,806	$10,498	$12,280
07/17	$10,839	$11,826	$10,890	$10,543	$12,512
08/17	$10,919	$11,822	$10,971	$10,638	$12,536
09/17	$10,927	$12,116	$10,983	$10,587	$12,842
10/17	$10,983	$12,300	$11,032	$10,593	$13,122
11/17	$11,039	$12,429	$11,074	$10,580	$13,521
12/17	$11,103	$12,628	$11,141	$10,628	$13,656
01/18	$11,191	$13,262	$11,154	$10,506	$14,375
02/18	$10,991	$12,663	$10,982	$10,406	$13,846
03/18	$10,999	$12,435	$10,995	$10,473	$13,568
04/18	$10,943	$12,719	$10,951	$10,395	$13,619
05/18	$11,007	$12,433	$11,042	$10,469	$14,004
06/18	$10,975	$12,281	$11,033	$10,456	$14,095
07/18	$11,047	$12,584	$11,103	$10,459	$14,563
08/18	$11,111	$12,341	$11,201	$10,526	$15,074
09/18	$11,063	$12,448	$11,152	$10,458	$15,099
10/18	$10,791	$11,457	$10,913	$10,376	$13,988
11/18	$10,847	$11,442	$10,995	$10,438	$14,268
12/18	$10,783	$10,887	$10,982	$10,630	$12,940
01/19	$11,071	$11,602	$11,250	$10,742	$14,051
02/19	$11,135	$11,898	$11,318	$10,736	$14,545
03/19	$11,311	$11,973	$11,519	$10,942	$14,757
04/19	$11,375	$12,310	$11,605	$10,945	$15,346
05/19	$11,367	$11,719	$11,631	$11,139	$14,353
06/19	$11,623	$12,414	$11,904	$11,279	$15,361
07/19	$11,631	$12,256	$11,941	$11,304	$15,590
08/19	$11,783	$11,939	$12,135	$11,597	$15,272
09/19	$11,751	$12,281	$12,134	$11,535	$15,540
10/19	$11,823	$12,722	$12,226	$11,570	$15,874
11/19	$11,879	$12,866	$12,295	$11,564	$16,478
12/19	$11,942	$13,284	$12,362	$11,556	$16,954
01/20	$12,102	$13,006	$12,535	$11,778	$16,935
02/20	$12,046	$11,831	$12,503	$11,990	$15,549
03/20	$11,431	$10,252	$12,104	$11,920	$13,410
04/20	$11,847	$10,914	$12,547	$12,132	$15,187
05/20	$12,054	$11,389	$12,721	$12,188	$15,999
06/20	$12,214	$11,777	$12,851	$12,265	$16,364
07/20	$12,510	$12,051	$13,125	$12,448	$17,294
08/20	$12,590	$12,671	$13,214	$12,348	$18,546
09/20	$12,494	$12,342	$13,120	$12,341	$17,871
10/20	$12,414	$11,849	$13,002	$12,286	$17,485
11/20	$12,870	$13,686	$13,447	$12,406	$19,613
12/20	$13,046	$14,322	$13,584	$12,424	$20,495
01/21	$12,982	$14,169	$13,489	$12,334	$20,404
02/21	$12,926	$14,487	$13,410	$12,156	$21,042
03/21	$12,918	$14,820	$13,362	$12,005	$21,796
04/21	$13,118	$15,266	$13,567	$12,099	$22,919
05/21	$13,181	$15,764	$13,637	$12,139	$23,024
06/21	$13,285	$15,587	$13,752	$12,224	$23,592
07/21	$13,413	$15,704	$13,914	$12,361	$23,991
08/21	$13,477	$15,981	$13,963	$12,337	$24,675
09/21	$13,261	$15,517	$13,754	$12,231	$23,568
10/21	$13,389	$15,899	$13,902	$12,227	$25,161
11/21	$13,309	$15,159	$13,866	$12,263	$24,778
12/21	$13,413	$15,935	$13,957	$12,232	$25,754
01/22	$13,046	$15,165	$13,561	$11,968	$24,239
02/22	$12,846	$14,897	$13,378	$11,835	$23,628
03/22	$12,590	$14,993	$13,146	$11,506	$24,395
04/22	$11,990	$14,023	$12,531	$11,069	$22,206
05/22	$12,030	$14,128	$12,599	$11,141	$22,176
06/22	$11,607	$12,817	$12,223	$10,966	$20,321
07/22	$12,014	$13,456	$12,659	$11,234	$22,227
08/22	$11,655	$12,817	$12,271	$10,917	$21,397
09/22	$10,983	$11,618	$11,618	$10,445	$19,413
10/22	$11,015	$12,242	$11,669	$10,310	$21,005
11/22	$11,503	$13,621	$12,176	$10,689	$22,102
12/22	$11,335	$13,632	$12,033	$10,641	$20,808
01/23	$11,815	$14,736	$12,504	$10,968	$22,241
02/23	$11,495	$14,429	$12,188	$10,684	$21,721
03/23	$11,791	$14,786	$12,500	$10,956	$22,302
04/23	$11,863	$15,204	$12,600	$11,022	$22,539
05/23	$11,727	$14,560	$12,465	$10,902	$22,627
06/23	$11,839	$15,223	$12,583	$10,863	$24,172
07/23	$11,902	$15,715	$12,664	$10,856	$25,039
08/23	$11,775	$15,113	$12,536	$10,786	$24,555
09/23	$11,391	$14,597	$12,171	$10,512	$23,386
10/23	$11,175	$14,005	$11,943	$10,346	$22,766
11/23	$11,799	$15,305	$12,598	$10,815	$24,888
12/23	$12,286	$16,118	$13,118	$11,229	$26,209
01/24	$12,294	$16,211	$13,114	$11,198	$26,499
02/24	$12,262	$16,508	$13,079	$11,040	$27,933
03/24	$12,438	$17,051	$13,261	$11,142	$28,835
04/24	$12,078	$16,614	$12,891	$10,860	$27,566
05/24	$12,374	$17,258	$13,181	$11,044	$28,868
06/24	$12,526	$16,979	$13,325	$11,149	$29,762
07/24	$12,798	$17,477	$13,632	$11,409	$30,315
08/24	$13,022	$18,046	$13,857	$11,573	$30,975
09/24	$13,213	$18,212	$14,053	$11,728	$31,616
10/24	$12,862	$17,222	$13,714	$11,437	$31,384
11/24	$13,110	$17,124	$13,953	$11,558	$33,471
12/24	$12,838	$16,735	$13,692	$11,369	$32,448
01/25	$12,982	$17,614	$13,853	$11,430	$33,473
02/25	$13,189	$17,956	$14,076	$11,681	$32,831
03/25	$13,054	$17,883	$13,962	$11,685	$30,916
04/25	$13,110	$18,702	$14,031	$11,731	$30,709
05/25	$13,181	$19,558	$14,114	$11,647	$32,655
06/25	$13,509	$19,989	$14,407	$11,826	$34,314
07/25	$13,517	$19,708	$14,409	$11,795	$35,070
08/25	$13,733	$20,549	$14,630	$11,936	$35,881
09/25	$13,941	$20,942	$14,845	$12,067	$37,120
10/25	$14,061	$21,188	$14,974	$12,142	$37,915
11/25	$14,149	$21,320	$15,060	$12,217	$38,019
12/25	$14,149	$21,959	$15,069	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	10.21	1.64	3.53
MSCI EAFE Index (Net)	31.22	8.92	8.18
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 792,547,126
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 516,055
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$792,547,126
Total number of portfolio holdings	39
Management services fees (represents 0.06% of Fund average net assets)	$516,055
Portfolio turnover for the reporting period	15%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	74.3%
Equity Funds	19.0%
Money Market Funds	6.4%

Largest Holdings [Text Block]

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	10.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000209990
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Moderate Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 ($17,909)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)
12/15	$10,000	$10,000	$10,000
01/16	$9,692	$10,138	$9,763
02/16	$9,675	$10,210	$9,770
03/16	$10,050	$10,303	$10,150
04/16	$10,133	$10,343	$10,236
05/16	$10,175	$10,345	$10,287
06/16	$10,175	$10,531	$10,336
07/16	$10,417	$10,598	$10,590
08/16	$10,417	$10,586	$10,595
09/16	$10,417	$10,580	$10,617
10/16	$10,250	$10,499	$10,464
11/16	$10,233	$10,250	$10,472
12/16	$10,342	$10,265	$10,605
01/17	$10,475	$10,285	$10,731
02/17	$10,683	$10,354	$10,930
03/17	$10,733	$10,349	$10,975
04/17	$10,867	$10,428	$11,100
05/17	$11,025	$10,509	$11,244
06/17	$11,050	$10,498	$11,271
07/17	$11,208	$10,543	$11,418
08/17	$11,250	$10,638	$11,476
09/17	$11,392	$10,587	$11,590
10/17	$11,533	$10,593	$11,708
11/17	$11,717	$10,580	$11,843
12/17	$11,825	$10,628	$11,940
01/18	$12,225	$10,506	$12,182
02/18	$11,833	$10,406	$11,884
03/18	$11,725	$10,473	$11,807
04/18	$11,700	$10,395	$11,819
05/18	$11,800	$10,469	$11,938
06/18	$11,767	$10,456	$11,936
07/18	$11,958	$10,459	$12,120
08/18	$12,100	$10,526	$12,273
09/18	$12,092	$10,458	$12,257
10/18	$11,483	$10,376	$11,746
11/18	$11,567	$10,438	$11,861
12/18	$11,133	$10,630	$11,498
01/19	$11,650	$10,742	$12,017
02/19	$11,842	$10,736	$12,208
03/19	$12,009	$10,942	$12,399
04/19	$12,259	$10,945	$12,626
05/19	$11,858	$11,139	$12,361
06/19	$12,376	$11,279	$12,853
07/19	$12,401	$11,304	$12,909
08/19	$12,317	$11,597	$12,934
09/19	$12,392	$11,535	$13,035
10/19	$12,534	$11,570	$13,223
11/19	$12,751	$11,564	$13,418
12/19	$12,960	$11,556	$13,614
01/20	$12,968	$11,778	$13,697
02/20	$12,509	$11,990	$13,242
03/20	$11,675	$11,920	$12,301
04/20	$12,401	$12,132	$13,100
05/20	$12,710	$12,188	$13,461
06/20	$12,901	$12,265	$13,680
07/20	$13,269	$12,448	$14,102
08/20	$13,594	$12,348	$14,511
09/20	$13,344	$12,341	$14,266
10/20	$13,144	$12,286	$14,040
11/20	$13,978	$12,406	$15,034
12/20	$14,337	$12,424	$15,386
01/21	$14,287	$12,334	$15,282
02/21	$14,412	$12,156	$15,390
03/21	$14,529	$12,005	$15,540
04/21	$14,921	$12,099	$15,952
05/21	$15,038	$12,139	$16,082
06/21	$15,155	$12,224	$16,250
07/21	$15,347	$12,361	$16,455
08/21	$15,597	$12,337	$16,647
09/21	$15,138	$12,231	$16,241
10/21	$15,547	$12,227	$16,683
11/21	$15,338	$12,263	$16,503
12/21	$15,630	$12,232	$16,836
01/22	$14,996	$11,968	$16,186
02/22	$14,687	$11,835	$15,910
03/22	$14,504	$11,506	$15,885
04/22	$13,619	$11,069	$14,930
05/22	$13,661	$11,141	$14,988
06/22	$12,968	$10,966	$14,223
07/22	$13,602	$11,234	$14,970
08/22	$13,127	$10,917	$14,457
09/22	$12,234	$10,445	$13,472
10/22	$12,501	$10,310	$13,880
11/22	$13,135	$10,689	$14,624
12/22	$12,826	$10,641	$14,293
01/23	$13,444	$10,968	$15,031
02/23	$13,068	$10,684	$14,666
03/23	$13,386	$10,956	$15,045
04/23	$13,486	$11,022	$15,210
05/23	$13,319	$10,902	$15,051
06/23	$13,728	$10,863	$15,487
07/23	$13,970	$10,856	$15,751
08/23	$13,711	$10,786	$15,504
09/23	$13,194	$10,512	$14,969
10/23	$12,910	$10,346	$14,621
11/23	$13,794	$10,815	$15,633
12/23	$14,429	$11,229	$16,347
01/24	$14,479	$11,198	$16,402
02/24	$14,746	$11,040	$16,642
03/24	$15,096	$11,142	$16,988
04/24	$14,587	$10,860	$16,447
05/24	$15,113	$11,044	$16,954
06/24	$15,297	$11,149	$17,177
07/24	$15,622	$11,409	$17,565
08/24	$15,939	$11,573	$17,910
09/24	$16,181	$11,728	$18,185
10/24	$15,789	$11,437	$17,764
11/24	$16,256	$11,558	$18,257
12/24	$15,831	$11,369	$17,850
01/25	$16,189	$11,430	$18,235
02/25	$16,248	$11,681	$18,366
03/25	$15,864	$11,685	$17,984
04/25	$15,847	$11,731	$18,100
05/25	$16,248	$11,647	$18,561
06/25	$16,765	$11,826	$19,095
07/25	$16,832	$11,795	$19,177
08/25	$17,199	$11,936	$19,570
09/25	$17,558	$12,067	$19,969
10/25	$17,775	$12,142	$20,217
11/25	$17,850	$12,217	$20,318
12/25	$17,909	$12,199	$20,393

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	13.13	4.55	6.00
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 11,485,203,081
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 20,805,748
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$11,485,203,081
Total number of portfolio holdings	269
Management services fees (represents 0.18% of Fund average net assets)	$20,805,748
Portfolio turnover for the reporting period	178%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	10.8%
Foreign Exchange Risk	7.7%
Interest Rate Risk	5.0%
Short
Equity Risk	27.6%
Foreign Exchange Risk	4.0%
Interest Rate Risk	0.0%

Asset Categories

Equity Funds	47.2%
Fixed Income Funds	25.5%
Money Market Funds	15.9%
Exchange-Traded Equity Funds	5.9%
Residential Mortgage-Backed Securities - Agency	5.7%
Exchange-Traded Fixed Income Funds	3.3%
Other	1.2%

Material Fund Change [Text Block]
C000112515
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Moderate Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 ($17,608)	Bloomberg U.S. Aggregate Bond Index ($12,199)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)
12/15	$10,000	$10,000	$10,000
01/16	$9,692	$10,138	$9,763
02/16	$9,675	$10,210	$9,770
03/16	$10,050	$10,303	$10,150
04/16	$10,133	$10,343	$10,236
05/16	$10,175	$10,345	$10,287
06/16	$10,175	$10,531	$10,336
07/16	$10,417	$10,598	$10,590
08/16	$10,417	$10,586	$10,595
09/16	$10,417	$10,580	$10,617
10/16	$10,250	$10,499	$10,464
11/16	$10,233	$10,250	$10,472
12/16	$10,342	$10,265	$10,605
01/17	$10,475	$10,285	$10,731
02/17	$10,683	$10,354	$10,930
03/17	$10,733	$10,349	$10,975
04/17	$10,867	$10,428	$11,100
05/17	$11,025	$10,509	$11,244
06/17	$11,050	$10,498	$11,271
07/17	$11,208	$10,543	$11,418
08/17	$11,250	$10,638	$11,476
09/17	$11,392	$10,587	$11,590
10/17	$11,533	$10,593	$11,708
11/17	$11,717	$10,580	$11,843
12/17	$11,825	$10,628	$11,940
01/18	$12,225	$10,506	$12,182
02/18	$11,833	$10,406	$11,884
03/18	$11,725	$10,473	$11,807
04/18	$11,700	$10,395	$11,819
05/18	$11,800	$10,469	$11,938
06/18	$11,767	$10,456	$11,936
07/18	$11,958	$10,459	$12,120
08/18	$12,100	$10,526	$12,273
09/18	$12,092	$10,458	$12,257
10/18	$11,483	$10,376	$11,746
11/18	$11,567	$10,438	$11,861
12/18	$11,133	$10,630	$11,498
01/19	$11,650	$10,742	$12,017
02/19	$11,842	$10,736	$12,208
03/19	$12,000	$10,942	$12,399
04/19	$12,250	$10,945	$12,626
05/19	$11,850	$11,139	$12,361
06/19	$12,358	$11,279	$12,853
07/19	$12,383	$11,304	$12,909
08/19	$12,308	$11,597	$12,934
09/19	$12,375	$11,535	$13,035
10/19	$12,517	$11,570	$13,223
11/19	$12,733	$11,564	$13,418
12/19	$12,933	$11,556	$13,614
01/20	$12,933	$11,778	$13,697
02/20	$12,475	$11,990	$13,242
03/20	$11,650	$11,920	$12,301
04/20	$12,367	$12,132	$13,100
05/20	$12,675	$12,188	$13,461
06/20	$12,858	$12,265	$13,680
07/20	$13,225	$12,448	$14,102
08/20	$13,542	$12,348	$14,511
09/20	$13,292	$12,341	$14,266
10/20	$13,092	$12,286	$14,040
11/20	$13,925	$12,406	$15,034
12/20	$14,275	$12,424	$15,386
01/21	$14,217	$12,334	$15,282
02/21	$14,342	$12,156	$15,390
03/21	$14,450	$12,005	$15,540
04/21	$14,842	$12,099	$15,952
05/21	$14,950	$12,139	$16,082
06/21	$15,067	$12,224	$16,250
07/21	$15,258	$12,361	$16,455
08/21	$15,500	$12,337	$16,647
09/21	$15,042	$12,231	$16,241
10/21	$15,442	$12,227	$16,683
11/21	$15,233	$12,263	$16,503
12/21	$15,517	$12,232	$16,836
01/22	$14,883	$11,968	$16,186
02/22	$14,575	$11,835	$15,910
03/22	$14,392	$11,506	$15,885
04/22	$13,508	$11,069	$14,930
05/22	$13,558	$11,141	$14,988
06/22	$12,858	$10,966	$14,223
07/22	$13,492	$11,234	$14,970
08/22	$13,008	$10,917	$14,457
09/22	$12,125	$10,445	$13,472
10/22	$12,383	$10,310	$13,880
11/22	$13,017	$10,689	$14,624
12/22	$12,700	$10,641	$14,293
01/23	$13,317	$10,968	$15,031
02/23	$12,942	$10,684	$14,666
03/23	$13,250	$10,956	$15,045
04/23	$13,342	$11,022	$15,210
05/23	$13,183	$10,902	$15,051
06/23	$13,575	$10,863	$15,487
07/23	$13,817	$10,856	$15,751
08/23	$13,558	$10,786	$15,504
09/23	$13,050	$10,512	$14,969
10/23	$12,758	$10,346	$14,621
11/23	$13,633	$10,815	$15,633
12/23	$14,258	$11,229	$16,347
01/24	$14,300	$11,198	$16,402
02/24	$14,567	$11,040	$16,642
03/24	$14,908	$11,142	$16,988
04/24	$14,400	$10,860	$16,447
05/24	$14,917	$11,044	$16,954
06/24	$15,100	$11,149	$17,177
07/24	$15,417	$11,409	$17,565
08/24	$15,717	$11,573	$17,910
09/24	$15,958	$11,728	$18,185
10/24	$15,567	$11,437	$17,764
11/24	$16,025	$11,558	$18,257
12/24	$15,600	$11,369	$17,850
01/25	$15,950	$11,430	$18,235
02/25	$16,008	$11,681	$18,366
03/25	$15,625	$11,685	$17,984
04/25	$15,608	$11,731	$18,100
05/25	$15,992	$11,647	$18,561
06/25	$16,500	$11,826	$19,095
07/25	$16,567	$11,795	$19,177
08/25	$16,925	$11,936	$19,570
09/25	$17,275	$12,067	$19,969
10/25	$17,483	$12,142	$20,217
11/25	$17,558	$12,217	$20,318
12/25	$17,608	$12,199	$20,393

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.87	4.29	5.82
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 11,485,203,081
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 20,805,748
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$11,485,203,081
Total number of portfolio holdings	269
Management services fees (represents 0.18% of Fund average net assets)	$20,805,748
Portfolio turnover for the reporting period	178%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	10.8%
Foreign Exchange Risk	7.7%
Interest Rate Risk	5.0%
Short
Equity Risk	27.6%
Foreign Exchange Risk	4.0%
Interest Rate Risk	0.0%

Asset Categories

Equity Funds	47.2%
Fixed Income Funds	25.5%
Money Market Funds	15.9%
Exchange-Traded Equity Funds	5.9%
Residential Mortgage-Backed Securities - Agency	5.7%
Exchange-Traded Fixed Income Funds	3.3%
Other	1.2%

Material Fund Change [Text Block]
C000209987
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderate Portfolio Class 1 ($18,955)	MSCI EAFE Index (Net) ($21,959)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,754	$9,277	$9,763	$10,138	$9,436
02/16	$9,726	$9,107	$9,770	$10,210	$9,433
03/16	$10,098	$9,699	$10,150	$10,303	$10,097
04/16	$10,183	$9,980	$10,236	$10,343	$10,159
05/16	$10,232	$9,890	$10,287	$10,345	$10,341
06/16	$10,246	$9,558	$10,336	$10,531	$10,362
07/16	$10,513	$10,042	$10,590	$10,598	$10,774
08/16	$10,527	$10,049	$10,595	$10,586	$10,801
09/16	$10,541	$10,173	$10,617	$10,580	$10,818
10/16	$10,386	$9,965	$10,464	$10,499	$10,584
11/16	$10,372	$9,766	$10,472	$10,250	$11,058
12/16	$10,463	$10,100	$10,605	$10,265	$11,274
01/17	$10,604	$10,393	$10,731	$10,285	$11,486
02/17	$10,787	$10,542	$10,930	$10,354	$11,913
03/17	$10,836	$10,832	$10,975	$10,349	$11,921
04/17	$10,983	$11,107	$11,100	$10,428	$12,047
05/17	$11,138	$11,515	$11,244	$10,509	$12,171
06/17	$11,173	$11,495	$11,271	$10,498	$12,280
07/17	$11,327	$11,826	$11,418	$10,543	$12,512
08/17	$11,383	$11,822	$11,476	$10,638	$12,536
09/17	$11,489	$12,116	$11,590	$10,587	$12,842
10/17	$11,622	$12,300	$11,708	$10,593	$13,122
11/17	$11,756	$12,429	$11,843	$10,580	$13,521
12/17	$11,847	$12,628	$11,940	$10,628	$13,656
01/18	$12,156	$13,262	$12,182	$10,506	$14,375
02/18	$11,826	$12,663	$11,884	$10,406	$13,846
03/18	$11,756	$12,435	$11,807	$10,473	$13,568
04/18	$11,735	$12,719	$11,819	$10,395	$13,619
05/18	$11,826	$12,433	$11,938	$10,469	$14,004
06/18	$11,784	$12,281	$11,936	$10,456	$14,095
07/18	$11,959	$12,584	$12,120	$10,459	$14,563
08/18	$12,058	$12,341	$12,273	$10,526	$15,074
09/18	$12,037	$12,448	$12,257	$10,458	$15,099
10/18	$11,489	$11,457	$11,746	$10,376	$13,988
11/18	$11,587	$11,442	$11,861	$10,438	$14,268
12/18	$11,187	$10,887	$11,498	$10,630	$12,940
01/19	$11,713	$11,602	$12,017	$10,742	$14,051
02/19	$11,903	$11,898	$12,208	$10,736	$14,545
03/19	$12,079	$11,973	$12,399	$10,942	$14,757
04/19	$12,290	$12,310	$12,626	$10,945	$15,346
05/19	$11,994	$11,719	$12,361	$11,139	$14,353
06/19	$12,444	$12,414	$12,853	$11,279	$15,361
07/19	$12,480	$12,256	$12,909	$11,304	$15,590
08/19	$12,473	$11,939	$12,934	$11,597	$15,272
09/19	$12,536	$12,281	$13,035	$11,535	$15,540
10/19	$12,662	$12,722	$13,223	$11,570	$15,874
11/19	$12,859	$12,866	$13,418	$11,564	$16,478
12/19	$13,021	$13,284	$13,614	$11,556	$16,954
01/20	$13,098	$13,006	$13,697	$11,778	$16,935
02/20	$12,669	$11,831	$13,242	$11,990	$15,549
03/20	$11,552	$10,252	$12,301	$11,920	$13,410
04/20	$12,360	$10,914	$13,100	$12,132	$15,187
05/20	$12,775	$11,389	$13,461	$12,188	$15,999
06/20	$13,035	$11,777	$13,680	$12,265	$16,364
07/20	$13,464	$12,051	$14,102	$12,448	$17,294
08/20	$13,815	$12,671	$14,511	$12,348	$18,546
09/20	$13,569	$12,342	$14,266	$12,341	$17,871
10/20	$13,380	$11,849	$14,040	$12,286	$17,485
11/20	$14,357	$13,686	$15,034	$12,406	$19,613
12/20	$14,729	$14,322	$15,386	$12,424	$20,495
01/21	$14,638	$14,169	$15,282	$12,334	$20,404
02/21	$14,821	$14,487	$15,390	$12,156	$21,042
03/21	$14,997	$14,820	$15,540	$12,005	$21,796
04/21	$15,411	$15,266	$15,952	$12,099	$22,919
05/21	$15,559	$15,764	$16,082	$12,139	$23,024
06/21	$15,693	$15,587	$16,250	$12,224	$23,592
07/21	$15,868	$15,704	$16,455	$12,361	$23,991
08/21	$16,072	$15,981	$16,647	$12,337	$24,675
09/21	$15,650	$15,517	$16,241	$12,231	$23,568
10/21	$16,044	$15,899	$16,683	$12,227	$25,161
11/21	$15,784	$15,159	$16,503	$12,263	$24,778
12/21	$16,100	$15,935	$16,836	$12,232	$25,754
01/22	$15,510	$15,165	$16,186	$11,968	$24,239
02/22	$15,215	$14,897	$15,910	$11,835	$23,628
03/22	$15,116	$14,993	$15,885	$11,506	$24,395
04/22	$14,188	$14,023	$14,930	$11,069	$22,206
05/22	$14,230	$14,128	$14,988	$11,141	$22,176
06/22	$13,450	$12,817	$14,223	$10,966	$20,321
07/22	$14,132	$13,456	$14,970	$11,234	$22,227
08/22	$13,668	$12,817	$14,457	$10,917	$21,397
09/22	$12,698	$11,618	$13,472	$10,445	$19,413
10/22	$13,098	$12,242	$13,880	$10,310	$21,005
11/22	$13,837	$13,621	$14,624	$10,689	$22,102
12/22	$13,457	$13,632	$14,293	$10,641	$20,808
01/23	$14,195	$14,736	$15,031	$10,968	$22,241
02/23	$13,787	$14,429	$14,666	$10,684	$21,721
03/23	$14,125	$14,786	$15,045	$10,956	$22,302
04/23	$14,251	$15,204	$15,210	$11,022	$22,539
05/23	$14,097	$14,560	$15,051	$10,902	$22,627
06/23	$14,519	$15,223	$15,487	$10,863	$24,172
07/23	$14,736	$15,715	$15,751	$10,856	$25,039
08/23	$14,490	$15,113	$15,504	$10,786	$24,555
09/23	$13,935	$14,597	$14,969	$10,512	$23,386
10/23	$13,640	$14,005	$14,621	$10,346	$22,766
11/23	$14,589	$15,305	$15,633	$10,815	$24,888
12/23	$15,236	$16,118	$16,347	$11,229	$26,209
01/24	$15,292	$16,211	$16,402	$11,198	$26,499
02/24	$15,524	$16,508	$16,642	$11,040	$27,933
03/24	$15,861	$17,051	$16,988	$11,142	$28,835
04/24	$15,355	$16,614	$16,447	$10,860	$27,566
05/24	$15,883	$17,258	$16,954	$11,044	$28,868
06/24	$16,072	$16,979	$17,177	$11,149	$29,762
07/24	$16,396	$17,477	$17,565	$11,409	$30,315
08/24	$16,719	$18,046	$17,910	$11,573	$30,975
09/24	$16,965	$18,212	$18,185	$11,728	$31,616
10/24	$16,564	$17,222	$17,764	$11,437	$31,384
11/24	$17,050	$17,124	$18,257	$11,558	$33,471
12/24	$16,607	$16,735	$17,850	$11,369	$32,448
01/25	$16,965	$17,614	$18,235	$11,430	$33,473
02/25	$17,078	$17,956	$18,366	$11,681	$32,831
03/25	$16,705	$17,883	$17,984	$11,685	$30,916
04/25	$16,775	$18,702	$18,100	$11,731	$30,709
05/25	$17,190	$19,558	$18,561	$11,647	$32,655
06/25	$17,760	$19,989	$19,095	$11,826	$34,314
07/25	$17,830	$19,708	$19,177	$11,795	$35,070
08/25	$18,210	$20,549	$19,570	$11,936	$35,881
09/25	$18,568	$20,942	$19,969	$12,067	$37,120
10/25	$18,793	$21,188	$20,217	$12,142	$37,915
11/25	$18,892	$21,320	$20,318	$12,217	$38,019
12/25	$18,955	$21,959	$20,393	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	14.14	5.17	6.60
MSCI EAFE Index (Net)	31.22	8.92	8.18
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 13,716,946,138
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 7,639,852
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$13,716,946,138
Total number of portfolio holdings	45
Management services fees (represents 0.06% of Fund average net assets)	$7,639,852
Portfolio turnover for the reporting period	9%

Holdings [Text Block]	Asset Categories
Equity Funds	48.1%
Fixed Income Funds	46.0%
Money Market Funds	5.1%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.0%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087822
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderate Portfolio Class 2 ($18,638)	MSCI EAFE Index (Net) ($21,959)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,754	$9,277	$9,763	$10,138	$9,436
02/16	$9,726	$9,107	$9,770	$10,210	$9,433
03/16	$10,098	$9,699	$10,150	$10,303	$10,097
04/16	$10,183	$9,980	$10,236	$10,343	$10,159
05/16	$10,232	$9,890	$10,287	$10,345	$10,341
06/16	$10,246	$9,558	$10,336	$10,531	$10,362
07/16	$10,513	$10,042	$10,590	$10,598	$10,774
08/16	$10,527	$10,049	$10,595	$10,586	$10,801
09/16	$10,541	$10,173	$10,617	$10,580	$10,818
10/16	$10,386	$9,965	$10,464	$10,499	$10,584
11/16	$10,372	$9,766	$10,472	$10,250	$11,058
12/16	$10,463	$10,100	$10,605	$10,265	$11,274
01/17	$10,604	$10,393	$10,731	$10,285	$11,486
02/17	$10,787	$10,542	$10,930	$10,354	$11,913
03/17	$10,836	$10,832	$10,975	$10,349	$11,921
04/17	$10,983	$11,107	$11,100	$10,428	$12,047
05/17	$11,138	$11,515	$11,244	$10,509	$12,171
06/17	$11,173	$11,495	$11,271	$10,498	$12,280
07/17	$11,327	$11,826	$11,418	$10,543	$12,512
08/17	$11,383	$11,822	$11,476	$10,638	$12,536
09/17	$11,489	$12,116	$11,590	$10,587	$12,842
10/17	$11,622	$12,300	$11,708	$10,593	$13,122
11/17	$11,756	$12,429	$11,843	$10,580	$13,521
12/17	$11,847	$12,628	$11,940	$10,628	$13,656
01/18	$12,156	$13,262	$12,182	$10,506	$14,375
02/18	$11,826	$12,663	$11,884	$10,406	$13,846
03/18	$11,756	$12,435	$11,807	$10,473	$13,568
04/18	$11,735	$12,719	$11,819	$10,395	$13,619
05/18	$11,826	$12,433	$11,938	$10,469	$14,004
06/18	$11,784	$12,281	$11,936	$10,456	$14,095
07/18	$11,959	$12,584	$12,120	$10,459	$14,563
08/18	$12,058	$12,341	$12,273	$10,526	$15,074
09/18	$12,037	$12,448	$12,257	$10,458	$15,099
10/18	$11,489	$11,457	$11,746	$10,376	$13,988
11/18	$11,587	$11,442	$11,861	$10,438	$14,268
12/18	$11,187	$10,887	$11,498	$10,630	$12,940
01/19	$11,713	$11,602	$12,017	$10,742	$14,051
02/19	$11,896	$11,898	$12,208	$10,736	$14,545
03/19	$12,072	$11,973	$12,399	$10,942	$14,757
04/19	$12,282	$12,310	$12,626	$10,945	$15,346
05/19	$11,987	$11,719	$12,361	$11,139	$14,353
06/19	$12,437	$12,414	$12,853	$11,279	$15,361
07/19	$12,465	$12,256	$12,909	$11,304	$15,590
08/19	$12,458	$11,939	$12,934	$11,597	$15,272
09/19	$12,521	$12,281	$13,035	$11,535	$15,540
10/19	$12,647	$12,722	$13,223	$11,570	$15,874
11/19	$12,837	$12,866	$13,418	$11,564	$16,478
12/19	$12,992	$13,284	$13,614	$11,556	$16,954
01/20	$13,069	$13,006	$13,697	$11,778	$16,935
02/20	$12,640	$11,831	$13,242	$11,990	$15,549
03/20	$11,524	$10,252	$12,301	$11,920	$13,410
04/20	$12,324	$10,914	$13,100	$12,132	$15,187
05/20	$12,739	$11,389	$13,461	$12,188	$15,999
06/20	$12,992	$11,777	$13,680	$12,265	$16,364
07/20	$13,413	$12,051	$14,102	$12,448	$17,294
08/20	$13,764	$12,671	$14,511	$12,348	$18,546
09/20	$13,518	$12,342	$14,266	$12,341	$17,871
10/20	$13,322	$11,849	$14,040	$12,286	$17,485
11/20	$14,291	$13,686	$15,034	$12,406	$19,613
12/20	$14,663	$14,322	$15,386	$12,424	$20,495
01/21	$14,572	$14,169	$15,282	$12,334	$20,404
02/21	$14,747	$14,487	$15,390	$12,156	$21,042
03/21	$14,923	$14,820	$15,540	$12,005	$21,796
04/21	$15,330	$15,266	$15,952	$12,099	$22,919
05/21	$15,478	$15,764	$16,082	$12,139	$23,024
06/21	$15,604	$15,587	$16,250	$12,224	$23,592
07/21	$15,772	$15,704	$16,455	$12,361	$23,991
08/21	$15,976	$15,981	$16,647	$12,337	$24,675
09/21	$15,555	$15,517	$16,241	$12,231	$23,568
10/21	$15,934	$15,899	$16,683	$12,227	$25,161
11/21	$15,681	$15,159	$16,503	$12,263	$24,778
12/21	$15,983	$15,935	$16,836	$12,232	$25,754
01/22	$15,400	$15,165	$16,186	$11,968	$24,239
02/22	$15,098	$14,897	$15,910	$11,835	$23,628
03/22	$15,000	$14,993	$15,885	$11,506	$24,395
04/22	$14,080	$14,023	$14,930	$11,069	$22,206
05/22	$14,115	$14,128	$14,988	$11,141	$22,176
06/22	$13,343	$12,817	$14,223	$10,966	$20,321
07/22	$14,010	$13,456	$14,970	$11,234	$22,227
08/22	$13,546	$12,817	$14,457	$10,917	$21,397
09/22	$12,584	$11,618	$13,472	$10,445	$19,413
10/22	$12,978	$12,242	$13,880	$10,310	$21,005
11/22	$13,708	$13,621	$14,624	$10,689	$22,102
12/22	$13,329	$13,632	$14,293	$10,641	$20,808
01/23	$14,059	$14,736	$15,031	$10,968	$22,241
02/23	$13,652	$14,429	$14,666	$10,684	$21,721
03/23	$13,989	$14,786	$15,045	$10,956	$22,302
04/23	$14,108	$15,204	$15,210	$11,022	$22,539
05/23	$13,947	$14,560	$15,051	$10,902	$22,627
06/23	$14,361	$15,223	$15,487	$10,863	$24,172
07/23	$14,579	$15,715	$15,751	$10,856	$25,039
08/23	$14,333	$15,113	$15,504	$10,786	$24,555
09/23	$13,778	$14,597	$14,969	$10,512	$23,386
10/23	$13,483	$14,005	$14,621	$10,346	$22,766
11/23	$14,424	$15,305	$15,633	$10,815	$24,888
12/23	$15,056	$16,118	$16,347	$11,229	$26,209
01/24	$15,105	$16,211	$16,402	$11,198	$26,499
02/24	$15,337	$16,508	$16,642	$11,040	$27,933
03/24	$15,660	$17,051	$16,988	$11,142	$28,835
04/24	$15,162	$16,614	$16,447	$10,860	$27,566
05/24	$15,674	$17,258	$16,954	$11,044	$28,868
06/24	$15,864	$16,979	$17,177	$11,149	$29,762
07/24	$16,173	$17,477	$17,565	$11,409	$30,315
08/24	$16,489	$18,046	$17,910	$11,573	$30,975
09/24	$16,735	$18,212	$18,185	$11,728	$31,616
10/24	$16,334	$17,222	$17,764	$11,437	$31,384
11/24	$16,812	$17,124	$18,257	$11,558	$33,471
12/24	$16,369	$16,735	$17,850	$11,369	$32,448
01/25	$16,721	$17,614	$18,235	$11,430	$33,473
02/25	$16,826	$17,956	$18,366	$11,681	$32,831
03/25	$16,454	$17,883	$17,984	$11,685	$30,916
04/25	$16,524	$18,702	$18,100	$11,731	$30,709
05/25	$16,931	$19,558	$18,561	$11,647	$32,655
06/25	$17,479	$19,989	$19,095	$11,826	$34,314
07/25	$17,549	$19,708	$19,177	$11,795	$35,070
08/25	$17,914	$20,549	$19,570	$11,936	$35,881
09/25	$18,265	$20,942	$19,969	$12,067	$37,120
10/25	$18,483	$21,188	$20,217	$12,142	$37,915
11/25	$18,581	$21,320	$20,318	$12,217	$38,019
12/25	$18,638	$21,959	$20,393	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.86	4.91	6.42
MSCI EAFE Index (Net)	31.22	8.92	8.18
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 13,716,946,138
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 7,639,852
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$13,716,946,138
Total number of portfolio holdings	45
Management services fees (represents 0.06% of Fund average net assets)	$7,639,852
Portfolio turnover for the reporting period	9%

Holdings [Text Block]	Asset Categories
Equity Funds	48.1%
Fixed Income Funds	46.0%
Money Market Funds	5.1%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.0%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087823
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderate Portfolio Class 4 ($18,633)	MSCI EAFE Index (Net) ($21,959)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($20,393)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,755	$9,277	$9,763	$10,138	$9,436
02/16	$9,727	$9,107	$9,770	$10,210	$9,433
03/16	$10,098	$9,699	$10,150	$10,303	$10,097
04/16	$10,182	$9,980	$10,236	$10,343	$10,159
05/16	$10,231	$9,890	$10,287	$10,345	$10,341
06/16	$10,245	$9,558	$10,336	$10,531	$10,362
07/16	$10,512	$10,042	$10,590	$10,598	$10,774
08/16	$10,526	$10,049	$10,595	$10,586	$10,801
09/16	$10,540	$10,173	$10,617	$10,580	$10,818
10/16	$10,386	$9,965	$10,464	$10,499	$10,584
11/16	$10,372	$9,766	$10,472	$10,250	$11,058
12/16	$10,463	$10,100	$10,605	$10,265	$11,274
01/17	$10,603	$10,393	$10,731	$10,285	$11,486
02/17	$10,785	$10,542	$10,930	$10,354	$11,913
03/17	$10,834	$10,832	$10,975	$10,349	$11,921
04/17	$10,982	$11,107	$11,100	$10,428	$12,047
05/17	$11,136	$11,515	$11,244	$10,509	$12,171
06/17	$11,171	$11,495	$11,271	$10,498	$12,280
07/17	$11,325	$11,826	$11,418	$10,543	$12,512
08/17	$11,381	$11,822	$11,476	$10,638	$12,536
09/17	$11,487	$12,116	$11,590	$10,587	$12,842
10/17	$11,620	$12,300	$11,708	$10,593	$13,122
11/17	$11,753	$12,429	$11,843	$10,580	$13,521
12/17	$11,844	$12,628	$11,940	$10,628	$13,656
01/18	$12,160	$13,262	$12,182	$10,506	$14,375
02/18	$11,830	$12,663	$11,884	$10,406	$13,846
03/18	$11,753	$12,435	$11,807	$10,473	$13,568
04/18	$11,732	$12,719	$11,819	$10,395	$13,619
05/18	$11,823	$12,433	$11,938	$10,469	$14,004
06/18	$11,781	$12,281	$11,936	$10,456	$14,095
07/18	$11,957	$12,584	$12,120	$10,459	$14,563
08/18	$12,055	$12,341	$12,273	$10,526	$15,074
09/18	$12,034	$12,448	$12,257	$10,458	$15,099
10/18	$11,487	$11,457	$11,746	$10,376	$13,988
11/18	$11,585	$11,442	$11,861	$10,438	$14,268
12/18	$11,185	$10,887	$11,498	$10,630	$12,940
01/19	$11,711	$11,602	$12,017	$10,742	$14,051
02/19	$11,900	$11,898	$12,208	$10,736	$14,545
03/19	$12,069	$11,973	$12,399	$10,942	$14,757
04/19	$12,279	$12,310	$12,626	$10,945	$15,346
05/19	$11,985	$11,719	$12,361	$11,139	$14,353
06/19	$12,433	$12,414	$12,853	$11,279	$15,361
07/19	$12,461	$12,256	$12,909	$11,304	$15,590
08/19	$12,461	$11,939	$12,934	$11,597	$15,272
09/19	$12,518	$12,281	$13,035	$11,535	$15,540
10/19	$12,644	$12,722	$13,223	$11,570	$15,874
11/19	$12,833	$12,866	$13,418	$11,564	$16,478
12/19	$12,994	$13,284	$13,614	$11,556	$16,954
01/20	$13,072	$13,006	$13,697	$11,778	$16,935
02/20	$12,637	$11,831	$13,242	$11,990	$15,549
03/20	$11,522	$10,252	$12,301	$11,920	$13,410
04/20	$12,328	$10,914	$13,100	$12,132	$15,187
05/20	$12,735	$11,389	$13,461	$12,188	$15,999
06/20	$12,994	$11,777	$13,680	$12,265	$16,364
07/20	$13,415	$12,051	$14,102	$12,448	$17,294
08/20	$13,759	$12,671	$14,511	$12,348	$18,546
09/20	$13,513	$12,342	$14,266	$12,341	$17,871
10/20	$13,324	$11,849	$14,040	$12,286	$17,485
11/20	$14,292	$13,686	$15,034	$12,406	$19,613
12/20	$14,656	$14,322	$15,386	$12,424	$20,495
01/21	$14,565	$14,169	$15,282	$12,334	$20,404
02/21	$14,748	$14,487	$15,390	$12,156	$21,042
03/21	$14,923	$14,820	$15,540	$12,005	$21,796
04/21	$15,330	$15,266	$15,952	$12,099	$22,919
05/21	$15,477	$15,764	$16,082	$12,139	$23,024
06/21	$15,603	$15,587	$16,250	$12,224	$23,592
07/21	$15,771	$15,704	$16,455	$12,361	$23,991
08/21	$15,975	$15,981	$16,647	$12,337	$24,675
09/21	$15,554	$15,517	$16,241	$12,231	$23,568
10/21	$15,933	$15,899	$16,683	$12,227	$25,161
11/21	$15,680	$15,159	$16,503	$12,263	$24,778
12/21	$15,982	$15,935	$16,836	$12,232	$25,754
01/22	$15,400	$15,165	$16,186	$11,968	$24,239
02/22	$15,098	$14,897	$15,910	$11,835	$23,628
03/22	$15,000	$14,993	$15,885	$11,506	$24,395
04/22	$14,081	$14,023	$14,930	$11,069	$22,206
05/22	$14,116	$14,128	$14,988	$11,141	$22,176
06/22	$13,338	$12,817	$14,223	$10,966	$20,321
07/22	$14,011	$13,456	$14,970	$11,234	$22,227
08/22	$13,548	$12,817	$14,457	$10,917	$21,397
09/22	$12,581	$11,618	$13,472	$10,445	$19,413
10/22	$12,973	$12,242	$13,880	$10,310	$21,005
11/22	$13,703	$13,621	$14,624	$10,689	$22,102
12/22	$13,331	$13,632	$14,293	$10,641	$20,808
01/23	$14,060	$14,736	$15,031	$10,968	$22,241
02/23	$13,654	$14,429	$14,666	$10,684	$21,721
03/23	$13,983	$14,786	$15,045	$10,956	$22,302
04/23	$14,109	$15,204	$15,210	$11,022	$22,539
05/23	$13,948	$14,560	$15,051	$10,902	$22,627
06/23	$14,362	$15,223	$15,487	$10,863	$24,172
07/23	$14,579	$15,715	$15,751	$10,856	$25,039
08/23	$14,327	$15,113	$15,504	$10,786	$24,555
09/23	$13,773	$14,597	$14,969	$10,512	$23,386
10/23	$13,485	$14,005	$14,621	$10,346	$22,766
11/23	$14,418	$15,305	$15,633	$10,815	$24,888
12/23	$15,056	$16,118	$16,347	$11,229	$26,209
01/24	$15,105	$16,211	$16,402	$11,198	$26,499
02/24	$15,330	$16,508	$16,642	$11,040	$27,933
03/24	$15,659	$17,051	$16,988	$11,142	$28,835
04/24	$15,161	$16,614	$16,447	$10,860	$27,566
05/24	$15,673	$17,258	$16,954	$11,044	$28,868
06/24	$15,863	$16,979	$17,177	$11,149	$29,762
07/24	$16,171	$17,477	$17,565	$11,409	$30,315
08/24	$16,487	$18,046	$17,910	$11,573	$30,975
09/24	$16,732	$18,212	$18,185	$11,728	$31,616
10/24	$16,332	$17,222	$17,764	$11,437	$31,384
11/24	$16,809	$17,124	$18,257	$11,558	$33,471
12/24	$16,367	$16,735	$17,850	$11,369	$32,448
01/25	$16,718	$17,614	$18,235	$11,430	$33,473
02/25	$16,823	$17,956	$18,366	$11,681	$32,831
03/25	$16,452	$17,883	$17,984	$11,685	$30,916
04/25	$16,522	$18,702	$18,100	$11,731	$30,709
05/25	$16,928	$19,558	$18,561	$11,647	$32,655
06/25	$17,482	$19,989	$19,095	$11,826	$34,314
07/25	$17,546	$19,708	$19,177	$11,795	$35,070
08/25	$17,917	$20,549	$19,570	$11,936	$35,881
09/25	$18,261	$20,942	$19,969	$12,067	$37,120
10/25	$18,485	$21,188	$20,217	$12,142	$37,915
11/25	$18,576	$21,320	$20,318	$12,217	$38,019
12/25	$18,633	$21,959	$20,393	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	13.84	4.92	6.42
MSCI EAFE Index (Net)	31.22	8.92	8.18
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.39
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 13,716,946,138
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 7,639,852
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$13,716,946,138
Total number of portfolio holdings	45
Management services fees (represents 0.06% of Fund average net assets)	$7,639,852
Portfolio turnover for the reporting period	9%

Holdings [Text Block]	Asset Categories
Equity Funds	48.1%
Fixed Income Funds	46.0%
Money Market Funds	5.1%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.0%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000209986
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderately Aggressive Portfolio Class 1 ($21,377)	MSCI EAFE Index (Net) ($21,959)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,653	$9,277	$9,651	$10,138	$9,436
02/16	$9,607	$9,107	$9,640	$10,210	$9,433
03/16	$10,060	$9,699	$10,102	$10,303	$10,097
04/16	$10,147	$9,980	$10,200	$10,343	$10,159
05/16	$10,207	$9,890	$10,268	$10,345	$10,341
06/16	$10,180	$9,558	$10,276	$10,531	$10,362
07/16	$10,487	$10,042	$10,586	$10,598	$10,774
08/16	$10,500	$10,049	$10,595	$10,586	$10,801
09/16	$10,520	$10,173	$10,626	$10,580	$10,818
10/16	$10,340	$9,965	$10,450	$10,499	$10,584
11/16	$10,407	$9,766	$10,539	$10,250	$11,058
12/16	$10,527	$10,100	$10,707	$10,265	$11,274
01/17	$10,693	$10,393	$10,867	$10,285	$11,486
02/17	$10,913	$10,542	$11,108	$10,354	$11,913
03/17	$10,980	$10,832	$11,167	$10,349	$11,921
04/17	$11,140	$11,107	$11,306	$10,428	$12,047
05/17	$11,313	$11,515	$11,468	$10,509	$12,171
06/17	$11,367	$11,495	$11,508	$10,498	$12,280
07/17	$11,553	$11,826	$11,688	$10,543	$12,512
08/17	$11,600	$11,822	$11,734	$10,638	$12,536
09/17	$11,753	$12,116	$11,902	$10,587	$12,842
10/17	$11,927	$12,300	$12,058	$10,593	$13,122
11/17	$12,113	$12,429	$12,245	$10,580	$13,521
12/17	$12,227	$12,628	$12,358	$10,628	$13,656
01/18	$12,660	$13,262	$12,726	$10,506	$14,375
02/18	$12,253	$12,663	$12,359	$10,406	$13,846
03/18	$12,133	$12,435	$12,230	$10,473	$13,568
04/18	$12,147	$12,719	$12,273	$10,395	$13,619
05/18	$12,253	$12,433	$12,410	$10,469	$14,004
06/18	$12,207	$12,281	$12,414	$10,456	$14,095
07/18	$12,433	$12,584	$12,662	$10,459	$14,563
08/18	$12,560	$12,341	$12,849	$10,526	$15,074
09/18	$12,547	$12,448	$12,851	$10,458	$15,099
10/18	$11,847	$11,457	$12,186	$10,376	$13,988
11/18	$11,953	$11,442	$12,321	$10,438	$14,268
12/18	$11,367	$10,887	$11,759	$10,630	$12,940
01/19	$12,027	$11,602	$12,413	$10,742	$14,051
02/19	$12,267	$11,898	$12,672	$10,736	$14,545
03/19	$12,427	$11,973	$12,857	$10,942	$14,757
04/19	$12,721	$12,310	$13,163	$10,945	$15,346
05/19	$12,247	$11,719	$12,733	$11,139	$14,353
06/19	$12,814	$12,414	$13,344	$11,279	$15,361
07/19	$12,847	$12,256	$13,413	$11,304	$15,590
08/19	$12,747	$11,939	$13,343	$11,597	$15,272
09/19	$12,861	$12,281	$13,499	$11,535	$15,540
10/19	$13,034	$12,722	$13,739	$11,570	$15,874
11/19	$13,294	$12,866	$14,006	$11,564	$16,478
12/19	$13,521	$13,284	$14,275	$11,556	$16,954
01/20	$13,541	$13,006	$14,307	$11,778	$16,935
02/20	$12,901	$11,831	$13,613	$11,990	$15,549
03/20	$11,553	$10,252	$12,379	$11,920	$13,410
04/20	$12,514	$10,914	$13,362	$12,132	$15,187
05/20	$13,021	$11,389	$13,823	$12,188	$15,999
06/20	$13,321	$11,777	$14,088	$12,265	$16,364
07/20	$13,808	$12,051	$14,592	$12,448	$17,294
08/20	$14,309	$12,671	$15,180	$12,348	$18,546
09/20	$13,989	$12,342	$14,847	$12,341	$17,871
10/20	$13,742	$11,849	$14,564	$12,286	$17,485
11/20	$14,970	$13,686	$15,858	$12,406	$19,613
12/20	$15,450	$14,322	$16,334	$12,424	$20,495
01/21	$15,370	$14,169	$16,227	$12,334	$20,404
02/21	$15,697	$14,487	$16,447	$12,156	$21,042
03/21	$15,984	$14,820	$16,718	$12,005	$21,796
04/21	$16,518	$15,266	$17,256	$12,099	$22,919
05/21	$16,712	$15,764	$17,419	$12,139	$23,024
06/21	$16,858	$15,587	$17,623	$12,224	$23,592
07/21	$17,039	$15,704	$17,854	$12,361	$23,991
08/21	$17,339	$15,981	$18,136	$12,337	$24,675
09/21	$16,792	$15,517	$17,607	$12,231	$23,568
10/21	$17,326	$15,899	$18,235	$12,227	$25,161
11/21	$16,965	$15,159	$17,965	$12,263	$24,778
12/21	$17,399	$15,935	$18,449	$12,232	$25,754
01/22	$16,678	$15,165	$17,641	$11,968	$24,239
02/22	$16,324	$14,897	$17,309	$11,835	$23,628
03/22	$16,304	$14,993	$17,420	$11,506	$24,395
04/22	$15,203	$14,023	$16,255	$11,069	$22,206
05/22	$15,243	$14,128	$16,305	$11,141	$22,176
06/22	$14,256	$12,817	$15,301	$10,966	$20,321
07/22	$15,096	$13,456	$16,237	$11,234	$22,227
08/22	$14,549	$12,817	$15,651	$10,917	$21,397
09/22	$13,381	$11,618	$14,468	$10,445	$19,413
10/22	$14,002	$12,242	$15,096	$10,310	$21,005
11/22	$14,870	$13,621	$15,976	$10,689	$22,102
12/22	$14,376	$13,632	$15,523	$10,641	$20,808
01/23	$15,237	$14,736	$16,421	$10,968	$22,241
02/23	$14,789	$14,429	$16,031	$10,684	$21,721
03/23	$15,136	$14,786	$16,446	$10,956	$22,302
04/23	$15,290	$15,204	$16,649	$11,022	$22,539
05/23	$15,136	$14,560	$16,482	$10,902	$22,627
06/23	$15,717	$15,223	$17,122	$10,863	$24,172
07/23	$16,037	$15,715	$17,505	$10,856	$25,039
08/23	$15,717	$15,113	$17,183	$10,786	$24,555
09/23	$15,070	$14,597	$16,542	$10,512	$23,386
10/23	$14,756	$14,005	$16,122	$10,346	$22,766
11/23	$15,857	$15,305	$17,353	$10,815	$24,888
12/23	$16,565	$16,118	$18,184	$11,229	$26,209
01/24	$16,658	$16,211	$18,279	$11,198	$26,499
02/24	$17,052	$16,508	$18,708	$11,040	$27,933
03/24	$17,479	$17,051	$19,162	$11,142	$28,835
04/24	$16,885	$16,614	$18,512	$10,860	$27,566
05/24	$17,552	$17,258	$19,160	$11,044	$28,868
06/24	$17,773	$16,979	$19,438	$11,149	$29,762
07/24	$18,113	$17,477	$19,871	$11,409	$30,315
08/24	$18,500	$18,046	$20,293	$11,573	$30,975
09/24	$18,774	$18,212	$20,617	$11,728	$31,616
10/24	$18,327	$17,222	$20,155	$11,437	$31,384
11/24	$18,981	$17,124	$20,825	$11,558	$33,471
12/24	$18,433	$16,735	$20,323	$11,369	$32,448
01/25	$18,921	$17,614	$20,859	$11,430	$33,473
02/25	$18,954	$17,956	$20,912	$11,681	$32,831
03/25	$18,427	$17,883	$20,338	$11,685	$30,916
04/25	$18,507	$18,702	$20,480	$11,731	$30,709
05/25	$19,141	$19,558	$21,204	$11,647	$32,655
06/25	$19,855	$19,989	$21,902	$11,826	$34,314
07/25	$19,962	$19,708	$22,046	$11,795	$35,070
08/25	$20,422	$20,549	$22,551	$11,936	$35,881
09/25	$20,883	$20,942	$23,077	$12,067	$37,120
10/25	$21,183	$21,188	$23,407	$12,142	$37,915
11/25	$21,283	$21,320	$23,515	$12,217	$38,019
12/25	$21,377	$21,959	$23,635	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	15.97	6.71	7.89
MSCI EAFE Index (Net)	31.22	8.92	8.18
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 6,145,069,271
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,371,765
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$6,145,069,271
Total number of portfolio holdings	46
Management services fees (represents 0.06% of Fund average net assets)	$3,371,765
Portfolio turnover for the reporting period	8%

Holdings [Text Block]	Asset Categories
Equity Funds	63.3%
Fixed Income Funds	30.9%
Money Market Funds	5.0%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.1%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	4.5%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087806
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderately Aggressive Portfolio Class 2 ($21,020)	MSCI EAFE Index (Net) ($21,959)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,653	$9,277	$9,651	$10,138	$9,436
02/16	$9,607	$9,107	$9,640	$10,210	$9,433
03/16	$10,060	$9,699	$10,102	$10,303	$10,097
04/16	$10,147	$9,980	$10,200	$10,343	$10,159
05/16	$10,207	$9,890	$10,268	$10,345	$10,341
06/16	$10,180	$9,558	$10,276	$10,531	$10,362
07/16	$10,487	$10,042	$10,586	$10,598	$10,774
08/16	$10,500	$10,049	$10,595	$10,586	$10,801
09/16	$10,520	$10,173	$10,626	$10,580	$10,818
10/16	$10,340	$9,965	$10,450	$10,499	$10,584
11/16	$10,407	$9,766	$10,539	$10,250	$11,058
12/16	$10,527	$10,100	$10,707	$10,265	$11,274
01/17	$10,693	$10,393	$10,867	$10,285	$11,486
02/17	$10,913	$10,542	$11,108	$10,354	$11,913
03/17	$10,980	$10,832	$11,167	$10,349	$11,921
04/17	$11,140	$11,107	$11,306	$10,428	$12,047
05/17	$11,313	$11,515	$11,468	$10,509	$12,171
06/17	$11,367	$11,495	$11,508	$10,498	$12,280
07/17	$11,553	$11,826	$11,688	$10,543	$12,512
08/17	$11,600	$11,822	$11,734	$10,638	$12,536
09/17	$11,753	$12,116	$11,902	$10,587	$12,842
10/17	$11,927	$12,300	$12,058	$10,593	$13,122
11/17	$12,113	$12,429	$12,245	$10,580	$13,521
12/17	$12,227	$12,628	$12,358	$10,628	$13,656
01/18	$12,660	$13,262	$12,726	$10,506	$14,375
02/18	$12,253	$12,663	$12,359	$10,406	$13,846
03/18	$12,133	$12,435	$12,230	$10,473	$13,568
04/18	$12,147	$12,719	$12,273	$10,395	$13,619
05/18	$12,253	$12,433	$12,410	$10,469	$14,004
06/18	$12,207	$12,281	$12,414	$10,456	$14,095
07/18	$12,433	$12,584	$12,662	$10,459	$14,563
08/18	$12,560	$12,341	$12,849	$10,526	$15,074
09/18	$12,547	$12,448	$12,851	$10,458	$15,099
10/18	$11,847	$11,457	$12,186	$10,376	$13,988
11/18	$11,953	$11,442	$12,321	$10,438	$14,268
12/18	$11,367	$10,887	$11,759	$10,630	$12,940
01/19	$12,027	$11,602	$12,413	$10,742	$14,051
02/19	$12,267	$11,898	$12,672	$10,736	$14,545
03/19	$12,427	$11,973	$12,857	$10,942	$14,757
04/19	$12,720	$12,310	$13,163	$10,945	$15,346
05/19	$12,247	$11,719	$12,733	$11,139	$14,353
06/19	$12,807	$12,414	$13,344	$11,279	$15,361
07/19	$12,840	$12,256	$13,413	$11,304	$15,590
08/19	$12,733	$11,939	$13,343	$11,597	$15,272
09/19	$12,840	$12,281	$13,499	$11,535	$15,540
10/19	$13,013	$12,722	$13,739	$11,570	$15,874
11/19	$13,267	$12,866	$14,006	$11,564	$16,478
12/19	$13,493	$13,284	$14,275	$11,556	$16,954
01/20	$13,513	$13,006	$14,307	$11,778	$16,935
02/20	$12,867	$11,831	$13,613	$11,990	$15,549
03/20	$11,520	$10,252	$12,379	$11,920	$13,410
04/20	$12,480	$10,914	$13,362	$12,132	$15,187
05/20	$12,980	$11,389	$13,823	$12,188	$15,999
06/20	$13,280	$11,777	$14,088	$12,265	$16,364
07/20	$13,767	$12,051	$14,592	$12,448	$17,294
08/20	$14,253	$12,671	$15,180	$12,348	$18,546
09/20	$13,933	$12,342	$14,847	$12,341	$17,871
10/20	$13,687	$11,849	$14,564	$12,286	$17,485
11/20	$14,907	$13,686	$15,858	$12,406	$19,613
12/20	$15,387	$14,322	$16,334	$12,424	$20,495
01/21	$15,300	$14,169	$16,227	$12,334	$20,404
02/21	$15,620	$14,487	$16,447	$12,156	$21,042
03/21	$15,900	$14,820	$16,718	$12,005	$21,796
04/21	$16,433	$15,266	$17,256	$12,099	$22,919
05/21	$16,620	$15,764	$17,419	$12,139	$23,024
06/21	$16,760	$15,587	$17,623	$12,224	$23,592
07/21	$16,940	$15,704	$17,854	$12,361	$23,991
08/21	$17,233	$15,981	$18,136	$12,337	$24,675
09/21	$16,680	$15,517	$17,607	$12,231	$23,568
10/21	$17,213	$15,899	$18,235	$12,227	$25,161
11/21	$16,847	$15,159	$17,965	$12,263	$24,778
12/21	$17,280	$15,935	$18,449	$12,232	$25,754
01/22	$16,560	$15,165	$17,641	$11,968	$24,239
02/22	$16,207	$14,897	$17,309	$11,835	$23,628
03/22	$16,180	$14,993	$17,420	$11,506	$24,395
04/22	$15,080	$14,023	$16,255	$11,069	$22,206
05/22	$15,120	$14,128	$16,305	$11,141	$22,176
06/22	$14,140	$12,817	$15,301	$10,966	$20,321
07/22	$14,973	$13,456	$16,237	$11,234	$22,227
08/22	$14,420	$12,817	$15,651	$10,917	$21,397
09/22	$13,267	$11,618	$14,468	$10,445	$19,413
10/22	$13,873	$12,242	$15,096	$10,310	$21,005
11/22	$14,733	$13,621	$15,976	$10,689	$22,102
12/22	$14,240	$13,632	$15,523	$10,641	$20,808
01/23	$15,087	$14,736	$16,421	$10,968	$22,241
02/23	$14,640	$14,429	$16,031	$10,684	$21,721
03/23	$14,980	$14,786	$16,446	$10,956	$22,302
04/23	$15,133	$15,204	$16,649	$11,022	$22,539
05/23	$14,973	$14,560	$16,482	$10,902	$22,627
06/23	$15,553	$15,223	$17,122	$10,863	$24,172
07/23	$15,860	$15,715	$17,505	$10,856	$25,039
08/23	$15,547	$15,113	$17,183	$10,786	$24,555
09/23	$14,900	$14,597	$16,542	$10,512	$23,386
10/23	$14,580	$14,005	$16,122	$10,346	$22,766
11/23	$15,667	$15,305	$17,353	$10,815	$24,888
12/23	$16,367	$16,118	$18,184	$11,229	$26,209
01/24	$16,453	$16,211	$18,279	$11,198	$26,499
02/24	$16,840	$16,508	$18,708	$11,040	$27,933
03/24	$17,260	$17,051	$19,162	$11,142	$28,835
04/24	$16,673	$16,614	$18,512	$10,860	$27,566
05/24	$17,320	$17,258	$19,160	$11,044	$28,868
06/24	$17,540	$16,979	$19,438	$11,149	$29,762
07/24	$17,873	$17,477	$19,871	$11,409	$30,315
08/24	$18,253	$18,046	$20,293	$11,573	$30,975
09/24	$18,520	$18,212	$20,617	$11,728	$31,616
10/24	$18,073	$17,222	$20,155	$11,437	$31,384
11/24	$18,707	$17,124	$20,825	$11,558	$33,471
12/24	$18,167	$16,735	$20,323	$11,369	$32,448
01/25	$18,640	$17,614	$20,859	$11,430	$33,473
02/25	$18,673	$17,956	$20,912	$11,681	$32,831
03/25	$18,147	$17,883	$20,338	$11,685	$30,916
04/25	$18,220	$18,702	$20,480	$11,731	$30,709
05/25	$18,847	$19,558	$21,204	$11,647	$32,655
06/25	$19,540	$19,989	$21,902	$11,826	$34,314
07/25	$19,647	$19,708	$22,046	$11,795	$35,070
08/25	$20,093	$20,549	$22,551	$11,936	$35,881
09/25	$20,547	$20,942	$23,077	$12,067	$37,120
10/25	$20,833	$21,188	$23,407	$12,142	$37,915
11/25	$20,927	$21,320	$23,515	$12,217	$38,019
12/25	$21,020	$21,959	$23,635	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	15.71	6.44	7.71
MSCI EAFE Index (Net)	31.22	8.92	8.18
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 6,145,069,271
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,371,765
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$6,145,069,271
Total number of portfolio holdings	46
Management services fees (represents 0.06% of Fund average net assets)	$3,371,765
Portfolio turnover for the reporting period	8%

Holdings [Text Block]	Asset Categories
Equity Funds	63.3%
Fixed Income Funds	30.9%
Money Market Funds	5.0%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.1%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	4.5%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087807
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderately Aggressive Portfolio Class 4 ($21,019)	MSCI EAFE Index (Net) ($21,959)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,654	$9,277	$9,651	$10,138	$9,436
02/16	$9,607	$9,107	$9,640	$10,210	$9,433
03/16	$10,060	$9,699	$10,102	$10,303	$10,097
04/16	$10,153	$9,980	$10,200	$10,343	$10,159
05/16	$10,213	$9,890	$10,268	$10,345	$10,341
06/16	$10,180	$9,558	$10,276	$10,531	$10,362
07/16	$10,486	$10,042	$10,586	$10,598	$10,774
08/16	$10,499	$10,049	$10,595	$10,586	$10,801
09/16	$10,526	$10,173	$10,626	$10,580	$10,818
10/16	$10,346	$9,965	$10,450	$10,499	$10,584
11/16	$10,406	$9,766	$10,539	$10,250	$11,058
12/16	$10,526	$10,100	$10,707	$10,265	$11,274
01/17	$10,699	$10,393	$10,867	$10,285	$11,486
02/17	$10,919	$10,542	$11,108	$10,354	$11,913
03/17	$10,985	$10,832	$11,167	$10,349	$11,921
04/17	$11,145	$11,107	$11,306	$10,428	$12,047
05/17	$11,318	$11,515	$11,468	$10,509	$12,171
06/17	$11,365	$11,495	$11,508	$10,498	$12,280
07/17	$11,558	$11,826	$11,688	$10,543	$12,512
08/17	$11,605	$11,822	$11,734	$10,638	$12,536
09/17	$11,758	$12,116	$11,902	$10,587	$12,842
10/17	$11,924	$12,300	$12,058	$10,593	$13,122
11/17	$12,117	$12,429	$12,245	$10,580	$13,521
12/17	$12,230	$12,628	$12,358	$10,628	$13,656
01/18	$12,663	$13,262	$12,726	$10,506	$14,375
02/18	$12,257	$12,663	$12,359	$10,406	$13,846
03/18	$12,137	$12,435	$12,230	$10,473	$13,568
04/18	$12,150	$12,719	$12,273	$10,395	$13,619
05/18	$12,257	$12,433	$12,410	$10,469	$14,004
06/18	$12,210	$12,281	$12,414	$10,456	$14,095
07/18	$12,437	$12,584	$12,662	$10,459	$14,563
08/18	$12,563	$12,341	$12,849	$10,526	$15,074
09/18	$12,550	$12,448	$12,851	$10,458	$15,099
10/18	$11,851	$11,457	$12,186	$10,376	$13,988
11/18	$11,957	$11,442	$12,321	$10,438	$14,268
12/18	$11,365	$10,887	$11,759	$10,630	$12,940
01/19	$12,031	$11,602	$12,413	$10,742	$14,051
02/19	$12,270	$11,898	$12,672	$10,736	$14,545
03/19	$12,430	$11,973	$12,857	$10,942	$14,757
04/19	$12,723	$12,310	$13,163	$10,945	$15,346
05/19	$12,244	$11,719	$12,733	$11,139	$14,353
06/19	$12,810	$12,414	$13,344	$11,279	$15,361
07/19	$12,843	$12,256	$13,413	$11,304	$15,590
08/19	$12,736	$11,939	$13,343	$11,597	$15,272
09/19	$12,843	$12,281	$13,499	$11,535	$15,540
10/19	$13,016	$12,722	$13,739	$11,570	$15,874
11/19	$13,269	$12,866	$14,006	$11,564	$16,478
12/19	$13,495	$13,284	$14,275	$11,556	$16,954
01/20	$13,515	$13,006	$14,307	$11,778	$16,935
02/20	$12,870	$11,831	$13,613	$11,990	$15,549
03/20	$11,525	$10,252	$12,379	$11,920	$13,410
04/20	$12,483	$10,914	$13,362	$12,132	$15,187
05/20	$12,983	$11,389	$13,823	$12,188	$15,999
06/20	$13,282	$11,777	$14,088	$12,265	$16,364
07/20	$13,768	$12,051	$14,592	$12,448	$17,294
08/20	$14,261	$12,671	$15,180	$12,348	$18,546
09/20	$13,941	$12,342	$14,847	$12,341	$17,871
10/20	$13,688	$11,849	$14,564	$12,286	$17,485
11/20	$14,907	$13,686	$15,858	$12,406	$19,613
12/20	$15,386	$14,322	$16,334	$12,424	$20,495
01/21	$15,300	$14,169	$16,227	$12,334	$20,404
02/21	$15,619	$14,487	$16,447	$12,156	$21,042
03/21	$15,905	$14,820	$16,718	$12,005	$21,796
04/21	$16,438	$15,266	$17,256	$12,099	$22,919
05/21	$16,625	$15,764	$17,419	$12,139	$23,024
06/21	$16,764	$15,587	$17,623	$12,224	$23,592
07/21	$16,944	$15,704	$17,854	$12,361	$23,991
08/21	$17,237	$15,981	$18,136	$12,337	$24,675
09/21	$16,684	$15,517	$17,607	$12,231	$23,568
10/21	$17,217	$15,899	$18,235	$12,227	$25,161
11/21	$16,851	$15,159	$17,965	$12,263	$24,778
12/21	$17,284	$15,935	$18,449	$12,232	$25,754
01/22	$16,565	$15,165	$17,641	$11,968	$24,239
02/22	$16,212	$14,897	$17,309	$11,835	$23,628
03/22	$16,185	$14,993	$17,420	$11,506	$24,395
04/22	$15,087	$14,023	$16,255	$11,069	$22,206
05/22	$15,120	$14,128	$16,305	$11,141	$22,176
06/22	$14,141	$12,817	$15,301	$10,966	$20,321
07/22	$14,973	$13,456	$16,237	$11,234	$22,227
08/22	$14,427	$12,817	$15,651	$10,917	$21,397
09/22	$13,269	$11,618	$14,468	$10,445	$19,413
10/22	$13,875	$12,242	$15,096	$10,310	$21,005
11/22	$14,734	$13,621	$15,976	$10,689	$22,102
12/22	$14,248	$13,632	$15,523	$10,641	$20,808
01/23	$15,093	$14,736	$16,421	$10,968	$22,241
02/23	$14,647	$14,429	$16,031	$10,684	$21,721
03/23	$14,987	$14,786	$16,446	$10,956	$22,302
04/23	$15,140	$15,204	$16,649	$11,022	$22,539
05/23	$14,980	$14,560	$16,482	$10,902	$22,627
06/23	$15,553	$15,223	$17,122	$10,863	$24,172
07/23	$15,866	$15,715	$17,505	$10,856	$25,039
08/23	$15,546	$15,113	$17,183	$10,786	$24,555
09/23	$14,907	$14,597	$16,542	$10,512	$23,386
10/23	$14,587	$14,005	$16,122	$10,346	$22,766
11/23	$15,672	$15,305	$17,353	$10,815	$24,888
12/23	$16,372	$16,118	$18,184	$11,229	$26,209
01/24	$16,458	$16,211	$18,279	$11,198	$26,499
02/24	$16,844	$16,508	$18,708	$11,040	$27,933
03/24	$17,264	$17,051	$19,162	$11,142	$28,835
04/24	$16,678	$16,614	$18,512	$10,860	$27,566
05/24	$17,330	$17,258	$19,160	$11,044	$28,868
06/24	$17,543	$16,979	$19,438	$11,149	$29,762
07/24	$17,876	$17,477	$19,871	$11,409	$30,315
08/24	$18,256	$18,046	$20,293	$11,573	$30,975
09/24	$18,522	$18,212	$20,617	$11,728	$31,616
10/24	$18,076	$17,222	$20,155	$11,437	$31,384
11/24	$18,715	$17,124	$20,825	$11,558	$33,471
12/24	$18,169	$16,735	$20,323	$11,369	$32,448
01/25	$18,648	$17,614	$20,859	$11,430	$33,473
02/25	$18,675	$17,956	$20,912	$11,681	$32,831
03/25	$18,149	$17,883	$20,338	$11,685	$30,916
04/25	$18,229	$18,702	$20,480	$11,731	$30,709
05/25	$18,848	$19,558	$21,204	$11,647	$32,655
06/25	$19,547	$19,989	$21,902	$11,826	$34,314
07/25	$19,654	$19,708	$22,046	$11,795	$35,070
08/25	$20,100	$20,549	$22,551	$11,936	$35,881
09/25	$20,553	$20,942	$23,077	$12,067	$37,120
10/25	$20,839	$21,188	$23,407	$12,142	$37,915
11/25	$20,932	$21,320	$23,515	$12,217	$38,019
12/25	$21,019	$21,959	$23,635	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	15.68	6.44	7.71
MSCI EAFE Index (Net)	31.22	8.92	8.18
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 6,145,069,271
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,371,765
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$6,145,069,271
Total number of portfolio holdings	46
Management services fees (represents 0.06% of Fund average net assets)	$3,371,765
Portfolio turnover for the reporting period	8%

Holdings [Text Block]	Asset Categories
Equity Funds	63.3%
Fixed Income Funds	30.9%
Money Market Funds	5.0%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	7.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.1%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	4.5%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000209988
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderately Conservative Portfolio Class 1 ($16,440)	MSCI EAFE Index (Net) ($21,959)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$9,277	$9,874	$10,138	$9,436
02/16	$9,850	$9,107	$9,899	$10,210	$9,433
03/16	$10,135	$9,699	$10,197	$10,303	$10,097
04/16	$10,217	$9,980	$10,270	$10,343	$10,159
05/16	$10,247	$9,890	$10,305	$10,345	$10,341
06/16	$10,314	$9,558	$10,393	$10,531	$10,362
07/16	$10,516	$10,042	$10,592	$10,598	$10,774
08/16	$10,524	$10,049	$10,592	$10,586	$10,801
09/16	$10,531	$10,173	$10,606	$10,580	$10,818
10/16	$10,404	$9,965	$10,474	$10,499	$10,584
11/16	$10,322	$9,766	$10,403	$10,250	$11,058
12/16	$10,397	$10,100	$10,500	$10,265	$11,274
01/17	$10,501	$10,393	$10,594	$10,285	$11,486
02/17	$10,651	$10,542	$10,752	$10,354	$11,913
03/17	$10,674	$10,832	$10,783	$10,349	$11,921
04/17	$10,786	$11,107	$10,894	$10,428	$12,047
05/17	$10,913	$11,515	$11,020	$10,509	$12,171
06/17	$10,936	$11,495	$11,034	$10,498	$12,280
07/17	$11,048	$11,826	$11,150	$10,543	$12,512
08/17	$11,115	$11,822	$11,220	$10,638	$12,536
09/17	$11,168	$12,116	$11,281	$10,587	$12,842
10/17	$11,265	$12,300	$11,363	$10,593	$13,122
11/17	$11,355	$12,429	$11,450	$10,580	$13,521
12/17	$11,437	$12,628	$11,532	$10,628	$13,656
01/18	$11,617	$13,262	$11,655	$10,506	$14,375
02/18	$11,362	$12,663	$11,422	$10,406	$13,846
03/18	$11,332	$12,435	$11,392	$10,473	$13,568
04/18	$11,310	$12,719	$11,376	$10,395	$13,619
05/18	$11,385	$12,433	$11,478	$10,469	$14,004
06/18	$11,347	$12,281	$11,471	$10,456	$14,095
07/18	$11,467	$12,584	$11,595	$10,459	$14,563
08/18	$11,542	$12,341	$11,717	$10,526	$15,074
09/18	$11,512	$12,448	$11,684	$10,458	$15,099
10/18	$11,123	$11,457	$11,315	$10,376	$13,988
11/18	$11,198	$11,442	$11,412	$10,438	$14,268
12/18	$10,966	$10,887	$11,232	$10,630	$12,940
01/19	$11,362	$11,602	$11,622	$10,742	$14,051
02/19	$11,497	$11,898	$11,748	$10,736	$14,545
03/19	$11,669	$11,973	$11,944	$10,942	$14,757
04/19	$11,812	$12,310	$12,098	$10,945	$15,346
05/19	$11,677	$11,719	$11,986	$11,139	$14,353
06/19	$12,021	$12,414	$12,364	$11,279	$15,361
07/19	$12,051	$12,256	$12,408	$11,304	$15,590
08/19	$12,134	$11,939	$12,521	$11,597	$15,272
09/19	$12,156	$12,281	$12,570	$11,535	$15,540
10/19	$12,253	$12,722	$12,709	$11,570	$15,874
11/19	$12,373	$12,866	$12,837	$11,564	$16,478
12/19	$12,478	$13,284	$12,966	$11,556	$16,954
01/20	$12,591	$13,006	$13,095	$11,778	$16,935
02/20	$12,358	$11,831	$12,860	$11,990	$15,549
03/20	$11,505	$10,252	$12,198	$11,920	$13,410
04/20	$12,119	$10,914	$12,813	$12,132	$15,187
05/20	$12,426	$11,389	$13,078	$12,188	$15,999
06/20	$12,643	$11,777	$13,252	$12,265	$16,364
07/20	$12,995	$12,051	$13,595	$12,448	$17,294
08/20	$13,205	$12,671	$13,837	$12,348	$18,546
09/20	$13,040	$12,342	$13,672	$12,341	$17,871
10/20	$12,905	$11,849	$13,501	$12,286	$17,485
11/20	$13,617	$13,686	$14,212	$12,406	$19,613
12/20	$13,886	$14,322	$14,451	$12,424	$20,495
01/21	$13,796	$14,169	$14,351	$12,334	$20,404
02/21	$13,856	$14,487	$14,359	$12,156	$21,042
03/21	$13,931	$14,820	$14,403	$12,005	$21,796
04/21	$14,238	$15,266	$14,703	$12,099	$22,919
05/21	$14,343	$15,764	$14,803	$12,139	$23,024
06/21	$14,456	$15,587	$14,940	$12,224	$23,592
07/21	$14,613	$15,704	$15,121	$12,361	$23,991
08/21	$14,748	$15,981	$15,235	$12,337	$24,675
09/21	$14,433	$15,517	$14,937	$12,231	$23,568
10/21	$14,680	$15,899	$15,217	$12,227	$25,161
11/21	$14,523	$15,159	$15,113	$12,263	$24,778
12/21	$14,718	$15,935	$15,316	$12,232	$25,754
01/22	$14,253	$15,165	$14,803	$11,968	$24,239
02/22	$13,999	$14,897	$14,578	$11,835	$23,628
03/22	$13,811	$14,993	$14,438	$11,506	$24,395
04/22	$13,070	$14,023	$13,668	$11,069	$22,206
05/22	$13,107	$14,128	$13,733	$11,141	$22,176
06/22	$12,516	$12,817	$13,177	$10,966	$20,321
07/22	$13,055	$13,456	$13,755	$11,234	$22,227
08/22	$12,643	$12,817	$13,307	$10,917	$21,397
09/22	$11,819	$11,618	$12,500	$10,445	$19,413
10/22	$12,029	$12,242	$12,715	$10,310	$21,005
11/22	$12,635	$13,621	$13,336	$10,689	$22,102
12/22	$12,373	$13,632	$13,111	$10,641	$20,808
01/23	$12,980	$14,736	$13,706	$10,968	$22,241
02/23	$12,620	$14,429	$13,368	$10,684	$21,721
03/23	$12,928	$14,786	$13,710	$10,956	$22,302
04/23	$13,032	$15,204	$13,842	$11,022	$22,539
05/23	$12,890	$14,560	$13,693	$10,902	$22,627
06/23	$13,137	$15,223	$13,954	$10,863	$24,172
07/23	$13,272	$15,715	$14,117	$10,856	$25,039
08/23	$13,085	$15,113	$13,934	$10,786	$24,555
09/23	$12,620	$14,597	$13,492	$10,512	$23,386
10/23	$12,373	$14,005	$13,208	$10,346	$22,766
11/23	$13,145	$15,305	$14,027	$10,815	$24,888
12/23	$13,707	$16,118	$14,636	$11,229	$26,209
01/24	$13,736	$16,211	$14,658	$11,198	$26,499
02/24	$13,826	$16,508	$14,744	$11,040	$27,933
03/24	$14,074	$17,051	$15,000	$11,142	$28,835
04/24	$13,647	$16,614	$14,553	$10,860	$27,566
05/24	$14,051	$17,258	$14,940	$11,044	$28,868
06/24	$14,223	$16,979	$15,117	$11,149	$29,762
07/24	$14,523	$17,477	$15,462	$11,409	$30,315
08/24	$14,793	$18,046	$15,743	$11,573	$30,975
09/24	$15,010	$18,212	$15,974	$11,728	$31,616
10/24	$14,628	$17,222	$15,593	$11,437	$31,384
11/24	$14,972	$17,124	$15,939	$11,558	$33,471
12/24	$14,628	$16,735	$15,613	$11,369	$32,448
01/25	$14,875	$17,614	$15,875	$11,430	$33,473
02/25	$15,040	$17,956	$16,063	$11,681	$32,831
03/25	$14,808	$17,883	$15,835	$11,685	$30,916
04/25	$14,875	$18,702	$15,930	$11,731	$30,709
05/25	$15,107	$19,558	$16,178	$11,647	$32,655
06/25	$15,542	$19,989	$16,576	$11,826	$34,314
07/25	$15,572	$19,708	$16,610	$11,795	$35,070
08/25	$15,864	$20,549	$16,909	$11,936	$35,881
09/25	$16,141	$20,942	$17,205	$12,067	$37,120
10/25	$16,313	$21,188	$17,385	$12,142	$37,915
11/25	$16,403	$21,320	$17,479	$12,217	$38,019
12/25	$16,440	$21,959	$17,519	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	12.39	3.43	5.10
MSCI EAFE Index (Net)	31.22	8.92	8.18
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,967,168,423
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,208,009
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,967,168,423
Total number of portfolio holdings	44
Management services fees (represents 0.06% of Fund average net assets)	$1,208,009
Portfolio turnover for the reporting period	11%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	60.4%
Equity Funds	33.3%
Money Market Funds	5.8%

Largest Holdings [Text Block]

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.8%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	9.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.6%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.6%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087824
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderately Conservative Portfolio Class 2 ($16,160)	MSCI EAFE Index (Net) ($21,959)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$9,277	$9,874	$10,138	$9,436
02/16	$9,850	$9,107	$9,899	$10,210	$9,433
03/16	$10,135	$9,699	$10,197	$10,303	$10,097
04/16	$10,217	$9,980	$10,270	$10,343	$10,159
05/16	$10,247	$9,890	$10,305	$10,345	$10,341
06/16	$10,314	$9,558	$10,393	$10,531	$10,362
07/16	$10,516	$10,042	$10,592	$10,598	$10,774
08/16	$10,524	$10,049	$10,592	$10,586	$10,801
09/16	$10,531	$10,173	$10,606	$10,580	$10,818
10/16	$10,404	$9,965	$10,474	$10,499	$10,584
11/16	$10,322	$9,766	$10,403	$10,250	$11,058
12/16	$10,397	$10,100	$10,500	$10,265	$11,274
01/17	$10,501	$10,393	$10,594	$10,285	$11,486
02/17	$10,651	$10,542	$10,752	$10,354	$11,913
03/17	$10,674	$10,832	$10,783	$10,349	$11,921
04/17	$10,786	$11,107	$10,894	$10,428	$12,047
05/17	$10,913	$11,515	$11,020	$10,509	$12,171
06/17	$10,936	$11,495	$11,034	$10,498	$12,280
07/17	$11,048	$11,826	$11,150	$10,543	$12,512
08/17	$11,115	$11,822	$11,220	$10,638	$12,536
09/17	$11,168	$12,116	$11,281	$10,587	$12,842
10/17	$11,265	$12,300	$11,363	$10,593	$13,122
11/17	$11,355	$12,429	$11,450	$10,580	$13,521
12/17	$11,437	$12,628	$11,532	$10,628	$13,656
01/18	$11,617	$13,262	$11,655	$10,506	$14,375
02/18	$11,362	$12,663	$11,422	$10,406	$13,846
03/18	$11,332	$12,435	$11,392	$10,473	$13,568
04/18	$11,310	$12,719	$11,376	$10,395	$13,619
05/18	$11,385	$12,433	$11,478	$10,469	$14,004
06/18	$11,347	$12,281	$11,471	$10,456	$14,095
07/18	$11,467	$12,584	$11,595	$10,459	$14,563
08/18	$11,542	$12,341	$11,717	$10,526	$15,074
09/18	$11,512	$12,448	$11,684	$10,458	$15,099
10/18	$11,123	$11,457	$11,315	$10,376	$13,988
11/18	$11,198	$11,442	$11,412	$10,438	$14,268
12/18	$10,966	$10,887	$11,232	$10,630	$12,940
01/19	$11,362	$11,602	$11,622	$10,742	$14,051
02/19	$11,490	$11,898	$11,748	$10,736	$14,545
03/19	$11,669	$11,973	$11,944	$10,942	$14,757
04/19	$11,796	$12,310	$12,098	$10,945	$15,346
05/19	$11,662	$11,719	$11,986	$11,139	$14,353
06/19	$12,006	$12,414	$12,364	$11,279	$15,361
07/19	$12,036	$12,256	$12,408	$11,304	$15,590
08/19	$12,118	$11,939	$12,521	$11,597	$15,272
09/19	$12,133	$12,281	$12,570	$11,535	$15,540
10/19	$12,223	$12,722	$12,709	$11,570	$15,874
11/19	$12,343	$12,866	$12,837	$11,564	$16,478
12/19	$12,448	$13,284	$12,966	$11,556	$16,954
01/20	$12,560	$13,006	$13,095	$11,778	$16,935
02/20	$12,328	$11,831	$12,860	$11,990	$15,549
03/20	$11,467	$10,252	$12,198	$11,920	$13,410
04/20	$12,081	$10,914	$12,813	$12,132	$15,187
05/20	$12,388	$11,389	$13,078	$12,188	$15,999
06/20	$12,597	$11,777	$13,252	$12,265	$16,364
07/20	$12,942	$12,051	$13,595	$12,448	$17,294
08/20	$13,151	$12,671	$13,837	$12,348	$18,546
09/20	$12,987	$12,342	$13,672	$12,341	$17,871
10/20	$12,844	$11,849	$13,501	$12,286	$17,485
11/20	$13,555	$13,686	$14,212	$12,406	$19,613
12/20	$13,817	$14,322	$14,451	$12,424	$20,495
01/21	$13,728	$14,169	$14,351	$12,334	$20,404
02/21	$13,787	$14,487	$14,359	$12,156	$21,042
03/21	$13,855	$14,820	$14,403	$12,005	$21,796
04/21	$14,154	$15,266	$14,703	$12,099	$22,919
05/21	$14,259	$15,764	$14,803	$12,139	$23,024
06/21	$14,371	$15,587	$14,940	$12,224	$23,592
07/21	$14,521	$15,704	$15,121	$12,361	$23,991
08/21	$14,648	$15,981	$15,235	$12,337	$24,675
09/21	$14,334	$15,517	$14,937	$12,231	$23,568
10/21	$14,581	$15,899	$15,217	$12,227	$25,161
11/21	$14,424	$15,159	$15,113	$12,263	$24,778
12/21	$14,611	$15,935	$15,316	$12,232	$25,754
01/22	$14,147	$15,165	$14,803	$11,968	$24,239
02/22	$13,892	$14,897	$14,578	$11,835	$23,628
03/22	$13,705	$14,993	$14,438	$11,506	$24,395
04/22	$12,964	$14,023	$13,668	$11,069	$22,206
05/22	$13,001	$14,128	$13,733	$11,141	$22,176
06/22	$12,410	$12,817	$13,177	$10,966	$20,321
07/22	$12,942	$13,456	$13,755	$11,234	$22,227
08/22	$12,530	$12,817	$13,307	$10,917	$21,397
09/22	$11,714	$11,618	$12,500	$10,445	$19,413
10/22	$11,916	$12,242	$12,715	$10,310	$21,005
11/22	$12,515	$13,621	$13,336	$10,689	$22,102
12/22	$12,260	$13,632	$13,111	$10,641	$20,808
01/23	$12,852	$14,736	$13,706	$10,968	$22,241
02/23	$12,493	$14,429	$13,368	$10,684	$21,721
03/23	$12,799	$14,786	$13,710	$10,956	$22,302
04/23	$12,897	$15,204	$13,842	$11,022	$22,539
05/23	$12,747	$14,560	$13,693	$10,902	$22,627
06/23	$12,994	$15,223	$13,954	$10,863	$24,172
07/23	$13,121	$15,715	$14,117	$10,856	$25,039
08/23	$12,934	$15,113	$13,934	$10,786	$24,555
09/23	$12,470	$14,597	$13,492	$10,512	$23,386
10/23	$12,223	$14,005	$13,208	$10,346	$22,766
11/23	$12,994	$15,305	$14,027	$10,815	$24,888
12/23	$13,548	$16,118	$14,636	$11,229	$26,209
01/24	$13,570	$16,211	$14,658	$11,198	$26,499
02/24	$13,653	$16,508	$14,744	$11,040	$27,933
03/24	$13,892	$17,051	$15,000	$11,142	$28,835
04/24	$13,473	$16,614	$14,553	$10,860	$27,566
05/24	$13,870	$17,258	$14,940	$11,044	$28,868
06/24	$14,034	$16,979	$15,117	$11,149	$29,762
07/24	$14,326	$17,477	$15,462	$11,409	$30,315
08/24	$14,588	$18,046	$15,743	$11,573	$30,975
09/24	$14,798	$18,212	$15,974	$11,728	$31,616
10/24	$14,416	$17,222	$15,593	$11,437	$31,384
11/24	$14,760	$17,124	$15,939	$11,558	$33,471
12/24	$14,416	$16,735	$15,613	$11,369	$32,448
01/25	$14,656	$17,614	$15,875	$11,430	$33,473
02/25	$14,820	$17,956	$16,063	$11,681	$32,831
03/25	$14,588	$17,883	$15,835	$11,685	$30,916
04/25	$14,648	$18,702	$15,930	$11,731	$30,709
05/25	$14,873	$19,558	$16,178	$11,647	$32,655
06/25	$15,299	$19,989	$16,576	$11,826	$34,314
07/25	$15,322	$19,708	$16,610	$11,795	$35,070
08/25	$15,606	$20,549	$16,909	$11,936	$35,881
09/25	$15,876	$20,942	$17,205	$12,067	$37,120
10/25	$16,048	$21,188	$17,385	$12,142	$37,915
11/25	$16,130	$21,320	$17,479	$12,217	$38,019
12/25	$16,160	$21,959	$17,519	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.10	3.18	4.92
MSCI EAFE Index (Net)	31.22	8.92	8.18
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,967,168,423
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,208,009
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,967,168,423
Total number of portfolio holdings	44
Management services fees (represents 0.06% of Fund average net assets)	$1,208,009
Portfolio turnover for the reporting period	11%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	60.4%
Equity Funds	33.3%
Money Market Funds	5.8%

Largest Holdings [Text Block]

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.8%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	9.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.6%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.6%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087825
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | Asset allocation positioning targeted tactical overweight allocations in equities, versus static blended benchmark assignments, and underweights to fixed-income investments. These primary tactical allocation decisions served as contributors to relative performance during the annual period.

International equity value | In international equity markets, managers that employed a value-oriented discipline contributed to the Fund’s relative performance, as the backdrop in overseas markets continued to favor a value-conscious approach to investing.

Fixed income | On average, core bond managers outperformed and contributed favorably to the Fund’s relative performance during the period. Tilts to corporate credit and duration positioning that focused mostly on the middle part of the yield curve helped boost relative performance for core bond managers.

Top Performance Detractors

Domestic large-cap equity | Underlying fund managers delivered mixed results versus benchmarks during the annual period. In general, domestic large-cap equity managers detracted from the Fund’s relative performance but did so while generating healthy positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Moderately Conservative Portfolio Class 4 ($16,166)	MSCI EAFE Index (Net) ($21,959)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Russell 3000® Index ($38,012)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,858	$9,277	$9,874	$10,138	$9,436
02/16	$9,858	$9,107	$9,899	$10,210	$9,433
03/16	$10,142	$9,699	$10,197	$10,303	$10,097
04/16	$10,217	$9,980	$10,270	$10,343	$10,159
05/16	$10,254	$9,890	$10,305	$10,345	$10,341
06/16	$10,321	$9,558	$10,393	$10,531	$10,362
07/16	$10,523	$10,042	$10,592	$10,598	$10,774
08/16	$10,531	$10,049	$10,592	$10,586	$10,801
09/16	$10,538	$10,173	$10,606	$10,580	$10,818
10/16	$10,411	$9,965	$10,474	$10,499	$10,584
11/16	$10,329	$9,766	$10,403	$10,250	$11,058
12/16	$10,404	$10,100	$10,500	$10,265	$11,274
01/17	$10,508	$10,393	$10,594	$10,285	$11,486
02/17	$10,650	$10,542	$10,752	$10,354	$11,913
03/17	$10,680	$10,832	$10,783	$10,349	$11,921
04/17	$10,792	$11,107	$10,894	$10,428	$12,047
05/17	$10,919	$11,515	$11,020	$10,509	$12,171
06/17	$10,942	$11,495	$11,034	$10,498	$12,280
07/17	$11,054	$11,826	$11,150	$10,543	$12,512
08/17	$11,121	$11,822	$11,220	$10,638	$12,536
09/17	$11,173	$12,116	$11,281	$10,587	$12,842
10/17	$11,263	$12,300	$11,363	$10,593	$13,122
11/17	$11,360	$12,429	$11,450	$10,580	$13,521
12/17	$11,435	$12,628	$11,532	$10,628	$13,656
01/18	$11,622	$13,262	$11,655	$10,506	$14,375
02/18	$11,368	$12,663	$11,422	$10,406	$13,846
03/18	$11,338	$12,435	$11,392	$10,473	$13,568
04/18	$11,315	$12,719	$11,376	$10,395	$13,619
05/18	$11,390	$12,433	$11,478	$10,469	$14,004
06/18	$11,353	$12,281	$11,471	$10,456	$14,095
07/18	$11,472	$12,584	$11,595	$10,459	$14,563
08/18	$11,547	$12,341	$11,717	$10,526	$15,074
09/18	$11,510	$12,448	$11,684	$10,458	$15,099
10/18	$11,121	$11,457	$11,315	$10,376	$13,988
11/18	$11,203	$11,442	$11,412	$10,438	$14,268
12/18	$10,972	$10,887	$11,232	$10,630	$12,940
01/19	$11,368	$11,602	$11,622	$10,742	$14,051
02/19	$11,495	$11,898	$11,748	$10,736	$14,545
03/19	$11,667	$11,973	$11,944	$10,942	$14,757
04/19	$11,801	$12,310	$12,098	$10,945	$15,346
05/19	$11,667	$11,719	$11,986	$11,139	$14,353
06/19	$12,010	$12,414	$12,364	$11,279	$15,361
07/19	$12,040	$12,256	$12,408	$11,304	$15,590
08/19	$12,123	$11,939	$12,521	$11,597	$15,272
09/19	$12,138	$12,281	$12,570	$11,535	$15,540
10/19	$12,227	$12,722	$12,709	$11,570	$15,874
11/19	$12,347	$12,866	$12,837	$11,564	$16,478
12/19	$12,451	$13,284	$12,966	$11,556	$16,954
01/20	$12,564	$13,006	$13,095	$11,778	$16,935
02/20	$12,332	$11,831	$12,860	$11,990	$15,549
03/20	$11,472	$10,252	$12,198	$11,920	$13,410
04/20	$12,085	$10,914	$12,813	$12,132	$15,187
05/20	$12,392	$11,389	$13,078	$12,188	$15,999
06/20	$12,601	$11,777	$13,252	$12,265	$16,364
07/20	$12,945	$12,051	$13,595	$12,448	$17,294
08/20	$13,161	$12,671	$13,837	$12,348	$18,546
09/20	$12,990	$12,342	$13,672	$12,341	$17,871
10/20	$12,855	$11,849	$13,501	$12,286	$17,485
11/20	$13,558	$13,686	$14,212	$12,406	$19,613
12/20	$13,819	$14,322	$14,451	$12,424	$20,495
01/21	$13,737	$14,169	$14,351	$12,334	$20,404
02/21	$13,789	$14,487	$14,359	$12,156	$21,042
03/21	$13,864	$14,820	$14,403	$12,005	$21,796
04/21	$14,163	$15,266	$14,703	$12,099	$22,919
05/21	$14,268	$15,764	$14,803	$12,139	$23,024
06/21	$14,380	$15,587	$14,940	$12,224	$23,592
07/21	$14,529	$15,704	$15,121	$12,361	$23,991
08/21	$14,656	$15,981	$15,235	$12,337	$24,675
09/21	$14,342	$15,517	$14,937	$12,231	$23,568
10/21	$14,589	$15,899	$15,217	$12,227	$25,161
11/21	$14,425	$15,159	$15,113	$12,263	$24,778
12/21	$14,619	$15,935	$15,316	$12,232	$25,754
01/22	$14,148	$15,165	$14,803	$11,968	$24,239
02/22	$13,894	$14,897	$14,578	$11,835	$23,628
03/22	$13,707	$14,993	$14,438	$11,506	$24,395
04/22	$12,967	$14,023	$13,668	$11,069	$22,206
05/22	$13,004	$14,128	$13,733	$11,141	$22,176
06/22	$12,414	$12,817	$13,177	$10,966	$20,321
07/22	$12,945	$13,456	$13,755	$11,234	$22,227
08/22	$12,534	$12,817	$13,307	$10,917	$21,397
09/22	$11,719	$11,618	$12,500	$10,445	$19,413
10/22	$11,921	$12,242	$12,715	$10,310	$21,005
11/22	$12,519	$13,621	$13,336	$10,689	$22,102
12/22	$12,265	$13,632	$13,111	$10,641	$20,808
01/23	$12,855	$14,736	$13,706	$10,968	$22,241
02/23	$12,496	$14,429	$13,368	$10,684	$21,721
03/23	$12,803	$14,786	$13,710	$10,956	$22,302
04/23	$12,900	$15,204	$13,842	$11,022	$22,539
05/23	$12,758	$14,560	$13,693	$10,902	$22,627
06/23	$12,997	$15,223	$13,954	$10,863	$24,172
07/23	$13,132	$15,715	$14,117	$10,856	$25,039
08/23	$12,945	$15,113	$13,934	$10,786	$24,555
09/23	$12,481	$14,597	$13,492	$10,512	$23,386
10/23	$12,235	$14,005	$13,208	$10,346	$22,766
11/23	$12,997	$15,305	$14,027	$10,815	$24,888
12/23	$13,550	$16,118	$14,636	$11,229	$26,209
01/24	$13,580	$16,211	$14,658	$11,198	$26,499
02/24	$13,655	$16,508	$14,744	$11,040	$27,933
03/24	$13,901	$17,051	$15,000	$11,142	$28,835
04/24	$13,483	$16,614	$14,553	$10,860	$27,566
05/24	$13,871	$17,258	$14,940	$11,044	$28,868
06/24	$14,036	$16,979	$15,117	$11,149	$29,762
07/24	$14,327	$17,477	$15,462	$11,409	$30,315
08/24	$14,596	$18,046	$15,743	$11,573	$30,975
09/24	$14,806	$18,212	$15,974	$11,728	$31,616
10/24	$14,425	$17,222	$15,593	$11,437	$31,384
11/24	$14,768	$17,124	$15,939	$11,558	$33,471
12/24	$14,417	$16,735	$15,613	$11,369	$32,448
01/25	$14,656	$17,614	$15,875	$11,430	$33,473
02/25	$14,828	$17,956	$16,063	$11,681	$32,831
03/25	$14,589	$17,883	$15,835	$11,685	$30,916
04/25	$14,656	$18,702	$15,930	$11,731	$30,709
05/25	$14,880	$19,558	$16,178	$11,647	$32,655
06/25	$15,299	$19,989	$16,576	$11,826	$34,314
07/25	$15,329	$19,708	$16,610	$11,795	$35,070
08/25	$15,613	$20,549	$16,909	$11,936	$35,881
09/25	$15,882	$20,942	$17,205	$12,067	$37,120
10/25	$16,054	$21,188	$17,385	$12,142	$37,915
11/25	$16,136	$21,320	$17,479	$12,217	$38,019
12/25	$16,166	$21,959	$17,519	$12,199	$38,012

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	12.13	3.19	4.92
MSCI EAFE Index (Net)	31.22	8.92	8.18
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 3000® Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,967,168,423
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,208,009
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,967,168,423
Total number of portfolio holdings	44
Management services fees (represents 0.06% of Fund average net assets)	$1,208,009
Portfolio turnover for the reporting period	11%

Holdings [Text Block]	Asset Categories
Fixed Income Funds	60.4%
Equity Funds	33.3%
Money Market Funds	5.8%

Largest Holdings [Text Block]

Top Holdings

Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.8%
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares	13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares	9.2%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.6%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.6%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

In June 2025, the Fund changed its target allocation ranges for the asset class exposures.

Material Fund Change Strategies [Text Block]	In June 2025, the Fund changed its target allocation ranges for the asset class exposures.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087798
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s relative performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark. These sectors offered higher risk premiums and yields than benchmark sectors and benefited from the enhanced income in a benign environment for spreads. In addition, an overweight to agency mortgage-backed securities contributed positively to the Fund’s relative performance as this was the best performing major sector within the benchmark.

Security selection | Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to the Fund’s performance relative to the benchmark. In addition, security selection within commercial mortgage-backed securities contributed positively, particularly select single-asset single borrow opportunities and single-family rentals. Finally, investment-grade corporates were a positive contributor to the Fund’s relative performance as active participation in new issues and dislocations around tariff announcements provided attractive entry points.

Interest rate positioning | The Fund was positioned with a slightly longer duration profile than the benchmark during the period, concentrated in the front end of the yield curve while de-emphasizing the longer maturity segment. This resulted in a positive contribution to the Fund’s relative performance as the U.S. Treasury yield curve steepened throughout 2025.

Top Performance Detractors

There were no material detractors to relative performance at the Fund level during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Core Bond Fund Class 1 ($12,492)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,130	$10,138
02/16	$10,204	$10,210
03/16	$10,278	$10,303
04/16	$10,315	$10,343
05/16	$10,324	$10,345
06/16	$10,503	$10,531
07/16	$10,560	$10,598
08/16	$10,532	$10,586
09/16	$10,541	$10,580
10/16	$10,465	$10,499
11/16	$10,238	$10,250
12/16	$10,248	$10,265
01/17	$10,266	$10,285
02/17	$10,333	$10,354
03/17	$10,333	$10,349
04/17	$10,409	$10,428
05/17	$10,484	$10,509
06/17	$10,479	$10,498
07/17	$10,527	$10,543
08/17	$10,624	$10,638
09/17	$10,576	$10,587
10/17	$10,585	$10,593
11/17	$10,576	$10,580
12/17	$10,614	$10,628
01/18	$10,508	$10,506
02/18	$10,411	$10,406
03/18	$10,469	$10,473
04/18	$10,391	$10,395
05/18	$10,459	$10,469
06/18	$10,444	$10,456
07/18	$10,444	$10,459
08/18	$10,515	$10,526
09/18	$10,444	$10,458
10/18	$10,373	$10,376
11/18	$10,424	$10,438
12/18	$10,605	$10,630
01/19	$10,716	$10,742
02/19	$10,716	$10,736
03/19	$10,918	$10,942
04/19	$10,918	$10,945
05/19	$11,119	$11,139
06/19	$11,260	$11,279
07/19	$11,280	$11,304
08/19	$11,580	$11,597
09/19	$11,518	$11,535
10/19	$11,538	$11,570
11/19	$11,528	$11,564
12/19	$11,518	$11,556
01/20	$11,755	$11,778
02/20	$11,962	$11,990
03/20	$11,755	$11,920
04/20	$12,014	$12,132
05/20	$12,086	$12,188
06/20	$12,210	$12,265
07/20	$12,407	$12,448
08/20	$12,343	$12,348
09/20	$12,343	$12,341
10/20	$12,300	$12,286
11/20	$12,438	$12,406
12/20	$12,470	$12,424
01/21	$12,396	$12,334
02/21	$12,226	$12,156
03/21	$12,098	$12,005
04/21	$12,194	$12,099
05/21	$12,226	$12,139
06/21	$12,321	$12,224
07/21	$12,449	$12,361
08/21	$12,438	$12,337
09/21	$12,338	$12,231
10/21	$12,327	$12,227
11/21	$12,338	$12,263
12/21	$12,316	$12,232
01/22	$12,061	$11,968
02/22	$11,917	$11,835
03/22	$11,596	$11,506
04/22	$11,164	$11,069
05/22	$11,219	$11,141
06/22	$11,009	$10,966
07/22	$11,269	$11,234
08/22	$10,974	$10,917
09/22	$10,509	$10,445
10/22	$10,373	$10,310
11/22	$10,736	$10,689
12/22	$10,679	$10,641
01/23	$11,042	$10,968
02/23	$10,770	$10,684
03/23	$11,042	$10,956
04/23	$11,099	$11,022
05/23	$10,985	$10,902
06/23	$10,951	$10,863
07/23	$10,944	$10,856
08/23	$10,885	$10,786
09/23	$10,605	$10,512
10/23	$10,442	$10,346
11/23	$10,920	$10,815
12/23	$11,352	$11,229
01/24	$11,340	$11,198
02/24	$11,189	$11,040
03/24	$11,305	$11,142
04/24	$11,037	$10,860
05/24	$11,224	$11,044
06/24	$11,352	$11,149
07/24	$11,620	$11,409
08/24	$11,789	$11,573
09/24	$11,959	$11,728
10/24	$11,668	$11,437
11/24	$11,801	$11,558
12/24	$11,608	$11,369
01/25	$11,680	$11,430
02/25	$11,934	$11,681
03/25	$11,946	$11,685
04/25	$11,971	$11,731
05/25	$11,898	$11,647
06/25	$12,092	$11,826
07/25	$12,070	$11,795
08/25	$12,210	$11,936
09/25	$12,351	$12,067
10/25	$12,428	$12,142
11/25	$12,518	$12,217
12/25	$12,492	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	7.62	0.03	2.25
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,805,619,338
Holdings Count | Holding	2,306
Advisory Fees Paid, Amount	$ 17,833,520
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,805,619,338
Total number of portfolio holdings	2,306
Management services fees (represents 0.47% of Fund average net assets)	$17,833,520
Portfolio turnover for the reporting period	225%

Holdings [Text Block]

Asset Categories

Residential Mortgage-Backed Securities - Agency	32.6%
Corporate Bonds & Notes	27.7%
U.S. Treasury Obligations	20.1%
Asset-Backed Securities - Non-Agency	7.5%
Money Market Funds	4.6%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Commercial Mortgage-Backed Securities - Agency	3.2%
Residential Mortgage-Backed Securities - Non-Agency	1.8%
Foreign Government Obligations	1.2%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

U.S. Treasury 12/31/2030 3.625%	2.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.8%
U.S. Treasury 11/15/2035 4.000%	1.7%
U.S. Treasury 11/15/2045 4.625%	1.4%
U.S. Treasury 08/15/2055 4.750%	1.3%
U.S. Treasury 12/31/2032 3.875%	1.3%
U.S. Treasury 03/31/2030 3.625%	1.1%
U.S. Treasury 12/15/2028 3.500%	1.0%
U.S. Treasury 11/30/2030 3.500%	0.8%
U.S. Treasury 08/15/2041 1.750%	0.7%

Material Fund Change [Text Block]
C000087799
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s relative performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark. These sectors offered higher risk premiums and yields than benchmark sectors and benefited from the enhanced income in a benign environment for spreads. In addition, an overweight to agency mortgage-backed securities contributed positively to the Fund’s relative performance as this was the best performing major sector within the benchmark.

Security selection | Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to the Fund’s performance relative to the benchmark. In addition, security selection within commercial mortgage-backed securities contributed positively, particularly select single-asset single borrow opportunities and single-family rentals. Finally, investment-grade corporates were a positive contributor to the Fund’s relative performance as active participation in new issues and dislocations around tariff announcements provided attractive entry points.

Interest rate positioning | The Fund was positioned with a slightly longer duration profile than the benchmark during the period, concentrated in the front end of the yield curve while de-emphasizing the longer maturity segment. This resulted in a positive contribution to the Fund’s relative performance as the U.S. Treasury yield curve steepened throughout 2025.

Top Performance Detractors

There were no material detractors to relative performance at the Fund level during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Core Bond Fund Class 2 ($12,181)	Bloomberg U.S. Aggregate Bond Index ($12,199)
12/15	$10,000	$10,000
01/16	$10,140	$10,138
02/16	$10,205	$10,210
03/16	$10,279	$10,303
04/16	$10,307	$10,343
05/16	$10,316	$10,345
06/16	$10,499	$10,531
07/16	$10,546	$10,598
08/16	$10,527	$10,586
09/16	$10,527	$10,580
10/16	$10,451	$10,499
11/16	$10,223	$10,250
12/16	$10,223	$10,265
01/17	$10,242	$10,285
02/17	$10,309	$10,354
03/17	$10,299	$10,349
04/17	$10,375	$10,428
05/17	$10,451	$10,509
06/17	$10,448	$10,498
07/17	$10,487	$10,543
08/17	$10,584	$10,638
09/17	$10,526	$10,587
10/17	$10,535	$10,593
11/17	$10,526	$10,580
12/17	$10,564	$10,628
01/18	$10,458	$10,506
02/18	$10,361	$10,406
03/18	$10,419	$10,473
04/18	$10,332	$10,395
05/18	$10,399	$10,469
06/18	$10,387	$10,456
07/18	$10,387	$10,459
08/18	$10,447	$10,526
09/18	$10,377	$10,458
10/18	$10,296	$10,376
11/18	$10,357	$10,438
12/18	$10,528	$10,630
01/19	$10,628	$10,742
02/19	$10,628	$10,736
03/19	$10,829	$10,942
04/19	$10,829	$10,945
05/19	$11,030	$11,139
06/19	$11,164	$11,279
07/19	$11,184	$11,304
08/19	$11,472	$11,597
09/19	$11,411	$11,535
10/19	$11,431	$11,570
11/19	$11,421	$11,564
12/19	$11,411	$11,556
01/20	$11,637	$11,778
02/20	$11,842	$11,990
03/20	$11,637	$11,920
04/20	$11,883	$12,132
05/20	$11,955	$12,188
06/20	$12,079	$12,265
07/20	$12,267	$12,448
08/20	$12,203	$12,348
09/20	$12,203	$12,341
10/20	$12,161	$12,286
11/20	$12,299	$12,406
12/20	$12,320	$12,424
01/21	$12,246	$12,334
02/21	$12,077	$12,156
03/21	$11,950	$12,005
04/21	$12,034	$12,099
05/21	$12,066	$12,139
06/21	$12,161	$12,224
07/21	$12,278	$12,361
08/21	$12,267	$12,337
09/21	$12,168	$12,231
10/21	$12,146	$12,227
11/21	$12,157	$12,263
12/21	$12,146	$12,232
01/22	$11,883	$11,968
02/22	$11,740	$11,835
03/22	$11,422	$11,506
04/22	$10,994	$11,069
05/22	$11,049	$11,141
06/22	$10,829	$10,966
07/22	$11,089	$11,234
08/22	$10,797	$10,917
09/22	$10,337	$10,445
10/22	$10,203	$10,310
11/22	$10,562	$10,689
12/22	$10,494	$10,641
01/23	$10,853	$10,968
02/23	$10,584	$10,684
03/23	$10,842	$10,956
04/23	$10,909	$11,022
05/23	$10,786	$10,902
06/23	$10,752	$10,863
07/23	$10,751	$10,856
08/23	$10,682	$10,786
09/23	$10,406	$10,512
10/23	$10,233	$10,346
11/23	$10,716	$10,815
12/23	$11,130	$11,229
01/24	$11,118	$11,198
02/24	$10,969	$11,040
03/24	$11,072	$11,142
04/24	$10,808	$10,860
05/24	$10,992	$11,044
06/24	$11,118	$11,149
07/24	$11,378	$11,409
08/24	$11,545	$11,573
09/24	$11,711	$11,728
10/24	$11,414	$11,437
11/24	$11,545	$11,558
12/24	$11,354	$11,369
01/25	$11,426	$11,430
02/25	$11,675	$11,681
03/25	$11,675	$11,685
04/25	$11,699	$11,731
05/25	$11,628	$11,647
06/25	$11,806	$11,826
07/25	$11,792	$11,795
08/25	$11,930	$11,936
09/25	$12,068	$12,067
10/25	$12,131	$12,142
11/25	$12,218	$12,217
12/25	$12,181	$12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	7.28	(0.23)	1.99
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,805,619,338
Holdings Count | Holding	2,306
Advisory Fees Paid, Amount	$ 17,833,520
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,805,619,338
Total number of portfolio holdings	2,306
Management services fees (represents 0.47% of Fund average net assets)	$17,833,520
Portfolio turnover for the reporting period	225%

Holdings [Text Block]

Asset Categories

Residential Mortgage-Backed Securities - Agency	32.6%
Corporate Bonds & Notes	27.7%
U.S. Treasury Obligations	20.1%
Asset-Backed Securities - Non-Agency	7.5%
Money Market Funds	4.6%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Commercial Mortgage-Backed Securities - Agency	3.2%
Residential Mortgage-Backed Securities - Non-Agency	1.8%
Foreign Government Obligations	1.2%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

U.S. Treasury 12/31/2030 3.625%	2.1%
Uniform Mortgage-Backed Security TBA 01/14/2056 5.500%	1.8%
U.S. Treasury 11/15/2035 4.000%	1.7%
U.S. Treasury 11/15/2045 4.625%	1.4%
U.S. Treasury 08/15/2055 4.750%	1.3%
U.S. Treasury 12/31/2032 3.875%	1.3%
U.S. Treasury 03/31/2030 3.625%	1.1%
U.S. Treasury 12/15/2028 3.500%	1.0%
U.S. Treasury 11/30/2030 3.500%	0.8%
U.S. Treasury 08/15/2041 1.750%	0.7%

Material Fund Change [Text Block]